UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431

Name of Registrant:	Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – December 31, 2017

Item 1: Reports to Shareholders

Annual Report | December 31, 2017

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Results of Proxy Voting.	7
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	34
About Your Fund’s Expenses.	35
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Balanced Index Fund, which has about 60% of its assets invested in stocks and about 40% in bonds, returned about 14% for the 12 months ended December 31, 2017.

• The fund closely tracked its composite index and trailed the average return of its mixed-asset target allocation growth fund peers.

• The equity portion of the fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, returned 21.12%.

• The fund’s fixed income portfolio—which provides broad exposure to the U.S. bond market by investing in U.S. Treasury and agency bonds, government mortgage-backed securities, and investment-grade corporate bonds of all maturities—returned 3.58%.

• Over the past ten years, the fund posted an average annual return of 7%, in line with its benchmark index and roughly 2 percentage points higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	13.75%
Admiral™ Shares	13.89
Institutional Shares	13.86
Balanced Composite Index	13.93
Mixed-Asset Target Allocation Growth Funds Average	15.49
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Balanced Index Fund Investor Shares	7.00%
Balanced Composite Index	7.26
Mixed-Asset Target Allocation Growth Funds Average	5.30
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.19%	0.07%	0.06%	0.92%

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the fund’s expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and
0.06% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Mixed-Asset Target Allocation Growth Funds.

2

Chairman’s Perspective

Bill McNabb

Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

3

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

4

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

5

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

6

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	740,774,465	27,890,414	96.4%
Emerson U. Fullwood	739,267,805	29,397,074	96.2%
Amy Gutmann	740,156,236	28,508,643	96.3%
JoAnn Heffernan Heisen	740,966,112	27,698,767	96.4%
F. Joseph Loughrey	740,120,082	28,544,797	96.3%
Mark Loughridge	740,538,702	28,126,177	96.3%
Scott C. Malpass	738,534,308	30,130,571	96.1%
F. William McNabb III	739,632,640	29,032,240	96.2%
Deanna Mulligan	740,080,563	28,584,316	96.3%
André F. Perold	737,932,030	30,732,849	96.0%
Sarah Bloom Raskin	739,894,979	28,769,900	96.3%
Peter F. Volanakis	739,352,549	29,312,330	96.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Balanced Index Fund	525,534,505	35,446,406	26,021,920	102,537,044	76.2%

7

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Balanced Index Fund	532,314,559	33,969,507	20,718,765	102,537,044	77.2%

8

Balanced Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.19%	0.07%	0.06%
30-Day SEC Yield	1.91%	2.03%	2.04%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,407	3,581
Median Market Cap	$66.8B	$66.8B
Price/Earnings Ratio	22.9x	22.9x
Price/Book Ratio	3.0x	3.0x
Return on Equity	15.1%	15.1%
Earnings Growth Rate	9.9%	9.9%
Dividend Yield	1.7%	1.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	37%	—
Short-Term Reserves	1.4%	—

Fixed Income Characteristics

		Bloomberg
		Barclays U.S.
		Aggregate
		Float Adjusted
	Fund	Index
Number of Bonds	7,048	9,706
Yield to Maturity
(before expenses)	2.7%	2.7%
Average Coupon	3.0%	3.0%
Average Duration	6.1 years	6.1 years
Average Effective
Maturity	8.4 years	8.3 years

Total Fund Volatility Measures
		CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	0.57

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.8%
Microsoft Corp.	Software	2.4
Alphabet Inc.	Internet	2.3
Amazon.com Inc.	Broadline Retailers	1.7
Facebook Inc.	Internet	1.5
Berkshire Hathaway Inc.	Reinsurance	1.4
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Banks	1.4
Exxon Mobil Corp.	Integrated Oil and
	Gas	1.3
Bank of America Corp.	Banks	1.1
Top Ten		17.3%
Top Ten as % of Total Net Assets		10.4%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional
Shares.

9

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.7%
Consumer Goods	9.0	9.0
Consumer Services	12.8	12.8
Financials	20.5	20.5
Health Care	12.6	12.6
Industrials	13.3	13.3
Oil & Gas	5.7	5.7
Technology	18.5	18.5
Telecommunications	1.9	1.9
Utilities	3.0	3.0

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.4%
Finance	8.7
Foreign	4.9
Government Mortgage-Backed	21.2
Industrial	17.2
Treasury/Agency	42.9
Utilities	2.0
Other	0.7
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	63.9%
Aaa	5.5
Aa	3.4
A	12.4
Baa	14.8

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

10

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	13.75%	9.94%	7.00%	$19,676
Balanced Composite Index	13.93	10.22	7.26	20,156
Mixed-Asset Target Allocation Growth
Funds Average	15.49	8.95	5.30	16,761
Spliced Bloomberg Barclays U.S.
Aggregate Float Adjusted Index	3.63	2.10	4.03	14,845
Spliced Total Stock Market Index	21.19	15.56	8.71	23,061

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	13.89%	10.09%	7.14%	$19,926
Balanced Composite Index	13.93	10.22	7.26	20,156
Spliced Bloomberg Barclays U.S. Aggregate
Float Adjusted Index	3.63	2.10	4.03	14,845
Spliced Total Stock Market Index	21.19	15.56	8.71	23,061

See Financial Highlights for dividend and capital gains information.

11

Balanced Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	13.86%	10.10%	7.16%	$9,984,003
Balanced Composite Index	13.93	10.22	7.26	10,078,214
Spliced Bloomberg Barclays U.S. Aggregate
Float Adjusted Index	3.63	2.10	4.03	7,422,440
Spliced Total Stock Market Index	21.19	15.56	8.71	11,530,358

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

Balanced Index Fund Investor Shares
Balanced Composite Index
For a benchmark description, see the Glossary.

12

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
DowDuPont Inc.	1,897,198	135,118	0.3%
Basic Materials—Other †		469,693	1.3%
		604,811	1.6%
Consumer Goods
Procter & Gamble Co.	2,062,877	189,537	0.5%
Coca-Cola Co.	3,109,682	142,672	0.4%
PepsiCo Inc.	1,156,008	138,628	0.4%
Philip Morris International Inc.	1,259,444	133,060	0.3%
Altria Group Inc.	1,552,172	110,841	0.3%
1 Consumer Goods—Other †		1,287,897	3.5%
		2,002,635	5.4%
Consumer Services
* Amazon.com Inc.	332,586	388,949	1.1%
Home Depot Inc.	949,071	179,877	0.5%
Comcast Corp. Class A	3,792,576	151,893	0.4%
Walt Disney Co.	1,167,367	125,504	0.3%
Wal-Mart Stores Inc.	1,214,198	119,902	0.3%
McDonald’s Corp.	648,848	111,680	0.3%
1 Consumer Services—Other †		1,772,769	4.8%
		2,850,574	7.7%
Financials
JPMorgan Chase & Co.	2,822,972	301,889	0.8%
* Berkshire Hathaway Inc. Class B	1,459,218	289,246	0.8%
Bank of America Corp.	8,020,336	236,760	0.7%
Wells Fargo & Co.	3,603,270	218,610	0.6%
Visa Inc. Class A	1,476,323	168,330	0.5%

13

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Citigroup Inc.	2,150,575	160,024	0.4%
	Mastercard Inc. Class A	764,837	115,766	0.3%
1	Financials—Other †		3,090,433	8.3%
			4,581,058	12.4%
Health Care
	Johnson & Johnson	2,183,068	305,018	0.8%
	Pfizer Inc.	4,839,873	175,300	0.5%
	UnitedHealth Group Inc.	785,890	173,257	0.5%
	AbbVie Inc.	1,297,725	125,503	0.3%
	Merck & Co. Inc.	2,215,257	124,653	0.3%
	Amgen Inc.	590,565	102,699	0.3%
	Medtronic plc	1,102,855	89,056	0.3%
1	Health Care—Other †		1,705,263	4.6%
			2,800,749	7.6%
Industrials
	Boeing Co.	458,650	135,260	0.4%
	General Electric Co.	7,044,788	122,932	0.3%
	3M Co.	483,309	113,756	0.3%
	Honeywell International Inc.	612,956	94,003	0.3%
	Union Pacific Corp.	640,614	85,906	0.2%
	Industrials—Other †		2,426,253	6.5%
			2,978,110	8.0%
Oil & Gas
	Exxon Mobil Corp.	3,436,602	287,437	0.8%
	Chevron Corp.	1,538,478	192,602	0.5%
1	Oil & Gas—Other †		793,284	2.1%
			1,273,323	3.4%
Technology
	Apple Inc.	3,755,422	635,530	1.7%
	Microsoft Corp.	6,260,743	535,544	1.5%
*	Facebook Inc. Class A	1,935,514	341,541	0.9%
*	Alphabet Inc. Class C	245,741	257,143	0.7%
*	Alphabet Inc. Class A	237,389	250,066	0.7%
	Intel Corp.	3,805,468	175,660	0.5%
	Cisco Systems Inc.	4,019,428	153,944	0.4%
	Oracle Corp.	2,535,290	119,868	0.3%
	International Business Machines Corp.	714,733	109,654	0.3%
	NVIDIA Corp.	442,776	85,677	0.2%
	Broadcom Ltd.	330,840	84,993	0.2%
	Texas Instruments Inc.	802,519	83,815	0.2%
1	Technology—Other †		1,291,082	3.5%
			4,124,517	11.1%
Telecommunications
	AT&T Inc.	4,986,782	193,886	0.5%
	Verizon Communications Inc.	3,310,537	175,227	0.5%
1	Telecommunications—Other †		52,800	0.1%
			421,913	1.1%

Utilities †			669,103	1.8%
Total Common Stocks (Cost $9,711,518)			22,306,793	60.1%[2]

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond 1.000%		11/15/19	163,585	160,953	0.4%
	United States Treasury Note/Bond 1.750%		11/15/20	128,115	127,374	0.4%
3	United States Treasury
	Note/Bond	0.750%–9.125%	5/15/18–11/15/47	5,639,846	5,692,140	15.3%
					5,980,467	16.1%
Agency Bonds and Notes
4	Federal Home Loan
	Mortgage Corp.	0.875%–6.750%	3/27/19–7/15/32	68,137	68,697	0.2%
4	Federal National
	Mortgage Assn.	0.000%–7.250%	12/14/18–7/15/37	97,023	100,527	0.3%
	Agency Bonds and Notes—Other †				96,836	0.2%
					266,060	0.7%
Conventional Mortgage-Backed Securities
[4,5,6] Fannie Mae Pool	2.000%–10.000%		1/1/18–1/1/48	1,256,347	1,298,663	3.5%
[4,5,6] Freddie Mac Gold Pool	2.000%–10.000%		1/1/18–1/1/48	805,235	829,873	2.2%
[5,6]	Ginnie Mae I Pool	3.000%–10.000%	3/15/18–1/1/48	94,830	100,278	0.3%
[5,6]	Ginnie Mae II Pool	3.500%	1/1/48	81,495	84,284	0.2%
[5,6]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–1/1/48	756,042	782,163	2.1%
					3,095,261	8.3%
Nonconventional Mortgage-Backed Securities
[4,5]	Fannie Mae Pool	2.124%–5.860%	11/1/33–12/1/43	10,058	10,428	0.1%
[4,5]	Freddie Mac Non
	Gold Pool	2.386%–4.865%	11/1/34–11/1/43	2,663	2,748	0.0%
5	Ginnie Mae II Pool	2.250%–3.500%	7/20/38–12/20/43	4,483	4,621	0.0%
					17,797	0.1%
Total U.S. Government and Agency Obligations (Cost $9,372,811)					9,359,585	25.2%
Asset-Backed/Commercial Mortgage-Backed Securities
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP26	5.513%	1/12/45	99	99	0.0%
5	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	595	0.0%
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,300	0.0%
5	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,050	0.0%
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	913	0.0%
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	596	0.0%
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224	0.0%
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	767	0.0%
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	688	0.0%
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	765	0.0%
5	JP Morgan Chase
	Commercial Mortgage
	Securities Trust
	2012-C6	3.507%	5/15/45	479	495	0.0%
5	JP Morgan Chase
	Commercial Mortgage
	Securities Trust
	2012-C8	2.829%	10/15/45	1,658	1,665	0.0%
5	JP Morgan Chase
	Commercial Mortgage
	Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	446	0.0%

15

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10	3.142%–3.372%	12/15/47	255	258	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C16	3.674%–4.910%	12/15/46	950	1,004	0.0%
5 JP Morgan Chase
Commercial
Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	673	679	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2014-C20	2.872%–3.805%	7/15/47	250	255	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2015-JP1	3.914%	1/15/49	325	344	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP3	2.870%	8/15/49	975	957	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP4	3.648%–3.870%	12/15/49	725	751	0.0%
5 JP Morgan Chase
Commercial Mortgage
Securities Trust
2017-JP6	3.050%–3.744%	7/15/50	800	814	0.0%
5 JPMCC Commercial
Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,308	0.0%
7 Asset-Backed/Commercial Mortgage-Backed Securities—Other †				340,492	1.0%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $357,171)				357,465	1.0%
Corporate Bonds
Finance
Banking
5 JPMorgan Chase & Co.	1.850%–6.400%	1/28/19–11/15/48	79,730	83,407	0.2%
JPMorgan Chase
Bank NA	1.650%	9/23/19	1,000	992	0.0%
7 Banking—Other †				821,376	2.2%
Brokerage †				33,403	0.1%
Finance Companies †				38,428	0.1%
7 Insurance †				181,819	0.5%
Other Finance †				1,422	0.0%
Real Estate Investment Trusts †				103,165	0.3%
				1,264,012	3.4%

16

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
7	Basic Industry †				137,705	0.4%
7	Capital Goods †				204,718	0.6%
7	Communication †				378,018	1.0%
	Consumer Cyclical
7	Amazon.com Inc.	1.900%–5.200%	12/5/19–8/22/57	18,625	19,779	0.1%
7	Consumer Cyclical—Other †				286,840	0.7%
7	Consumer Noncyclical †				634,528	1.7%
7	Energy †				377,600	1.0%
	Other Industrial †				13,236	0.0%
	Technology
	Alphabet Inc.	1.998%–3.625%	5/19/21–8/15/26	1,850	1,778	0.0%
	Apple Inc.	1.100%–4.650%	2/8/19–11/13/47	62,363	63,695	0.2%
	Microsoft Corp.	1.100%–5.300%	6/1/19–2/6/57	55,149	57,796	0.2%
7	Technology—Other †				232,876	0.6%
7	Transportation †				94,158	0.3%
					2,502,727	6.8%
Utilities
7	Electric †				263,410	0.7%
	Natural Gas †				20,788	0.1%
	Other Utility †				4,722	0.0%
					288,920	0.8%
Total Corporate Bonds (Cost $3,920,599)					4,055,659	11.0%
[7]Sovereign Bonds (Cost $ 708,279) †					714,779	1.9%
Taxable Municipal Bonds (Cost $ 94,280) †					106,515	0.3%
Temporary Cash Investments
U.S. Government and Agency Obligations
	United States Cash
	Management Bill	1.028%	1/2/18	5,000	5,000	0.0%
8	United States
	Treasury Bill	1.087%–1.169%	3/1/18–3/22/18	5,000	4,986	0.0%
					9,986	0.0%

				Shares
Money Market Funds
[9,10] Vanguard Market Liquidity Fund		1.458%		6,654,689	665,535	1.8%
Total Temporary Cash Investments (Cost $675,490)					675,521	1.8%[2]
[11]Total Investments (Cost $24,840,148)					37,576,317	101.3%

17

Balanced Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,030
Receivables for Investment Securities Sold	72,882
Receivables for Accrued Income	108,922
Receivables for Capital Shares Issued	57,347
Other Assets	4,776
Total Other Assets	245,957	0.7%
Liabilities
Payables for Investment Securities Purchased	(629,888)
Collateral for Securities on Loan	(40,050)
Payables for Capital Shares Redeemed	(27,763)
Payables to Vanguard	(18,429)
Variation Margin Payable—Future Contracts	(424)
Other Liabilities	(998)
Total Liabilities	(717,552)	(2.0%)
Net Assets	37,104,722	100.0%

At December 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		24,403,295
Overdistributed Net Investment Income		(8,197)
Accumulated Net Realized Losses		(27,207)
Unrealized Appreciation (Depreciation)
Investment Securities		12,736,169
Futures Contracts		662
Net Assets		37,104,722

18

Balanced Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 100,054,487 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,473,781
Net Asset Value Per Share—Investor Shares	$34.72

Admiral Shares—Net Assets
Applicable to 678,485,972 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,555,625
Net Asset Value Per Share—Admiral Shares	$34.72

Institutional Shares—Net Assets
Applicable to 290,155,632 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,075,316
Net Asset Value Per Share—Institutional Shares	$34.72

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.3% and 1.6%, respectively, of net assets.
3 Securities with a value of $685,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
December 31, 2017.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $138,938,000, representing 0.4% of net assets.
8 Securities with a value of $3,240,000 have been segregated as initial margin for open futures contracts.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 Includes $40,050,000 of collateral received for securities on loan.
11 The total value of securities on loan is $36,909,000.

19

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	525	70,245	516
E-mini Russell 2000 Index	March 2018	170	13,060	104
E-mini S&P Mid-Cap 400 Index	March 2018	50	9,512	42
				662

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2017
($000)
Investment Income
Income
Dividends[1]	386,498
Interest [2]	344,935
Securities Lending—Net	2,854
Total Income	734,287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,219
Management and Administrative—Investor Shares	5,294
Management and Administrative—Admiral Shares	10,162
Management and Administrative—Institutional Shares	4,149
Marketing and Distribution—Investor Shares	670
Marketing and Distribution—Admiral Shares	1,622
Marketing and Distribution—Institutional Shares	201
Custodian Fees	434
Auditing Fees	23
Shareholders’ Reports and Proxy—Investor Shares	289
Shareholders’ Reports and Proxy—Admiral Shares	591
Shareholders’ Reports and Proxy—Institutional Shares	201
Trustees’ Fees and Expenses	28
Total Expenses	26,883
Net Investment Income	707,404
Realized Net Gain (Loss)
Investment Securities Sold [2]	199,100
Futures Contracts	20,262
Realized Net Gain (Loss)	219,362
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	3,485,085
Futures Contracts	1,014
Change in Unrealized Appreciation (Depreciation)	3,486,099
Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,865

1 Dividends are net of foreign withholding taxes of $24,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,970,000, ($1,000), and ($3,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	707,404	609,257
Realized Net Gain (Loss)	219,362	19,297
Change in Unrealized Appreciation (Depreciation)	3,486,099	1,752,786
Net Increase (Decrease) in Net Assets Resulting from Operations	4,412,865	2,381,340
Distributions
Net Investment Income
Investor Shares	(67,370)	(65,129)
Admiral Shares	(439,718)	(371,977)
Institutional Shares	(194,010)	(172,637)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(701,098)	(609,743)
Capital Share Transactions
Investor Shares	(251,348)	50,339
Admiral Shares	2,554,479	1,896,999
Institutional Shares	556,679	546,339
Net Increase (Decrease) from Capital Share Transactions	2,859,810	2,493,677
Total Increase (Decrease)	6,571,577	4,265,274
Net Assets
Beginning of Period	30,533,145	26,267,871
End of Period[1]	37,104,722	30,533,145

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,197,000) and ($14,503,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.11	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	.647[1]	.613	. 570.531		.473
Net Realized and Unrealized Gain (Loss)
on Investments	3.600	1.889	(. 459)	2.160	3.754
Total from Investment Operations	4.247	2.502	.111	2.691	4.227
Distributions
Dividends from Net Investment Income	(. 637)	(.612)	(.571)	(.531)	(. 467)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 637)	(.612)	(.571)	(.531)	(. 467)
Net Asset Value, End of Period	$34.72	$31.11	$29.22	$29.68	$27.52
Total Return[2]	13.75%	8.63%	0.37%	9.84%	17.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,474	$3,343	$3,090	$3,174	$2,974
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.06%	1.92%	1.87%	1.84%
Portfolio Turnover Rate[3]	37%[4]	44%[4]	61%	53%	47%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.11	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	.689[1]	.649	.612	. 572.513
Net Realized and Unrealized Gain (Loss)
on Investments	3.599	1.890	(.460)	2.158	3.755
Total from Investment Operations	4.288	2.539	.152	2.730	4.268
Distributions
Dividends from Net Investment Income	(. 678)	(. 649)	(.612)	(. 570)	(. 508)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 678)	(. 649)	(.612)	(. 570)	(. 508)
Net Asset Value, End of Period	$34.72	$31.11	$29.22	$29.68	$27.52
Total Return[2]	13.89%	8.77%	0.51%	9.99%	18.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,556	$18,695	$15,726	$14,112	$9,688
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.18%	2.06%	2.01%	1.99%
Portfolio Turnover Rate[3]	37%[4]	44%[4]	61%	53%	47%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.12	$29.22	$29.68	$27.52	$23.76
Investment Operations
Net Investment Income	. 691[1]	.653	.615	.574	.515
Net Realized and Unrealized Gain (Loss)
on Investments	3.588	1.899	(.460)	2.159	3.755
Total from Investment Operations	4.279	2.552	.155	2.733	4.270
Distributions
Dividends from Net Investment Income	(.679)	(. 652)	(.615)	(.573)	(.510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.679)	(. 652)	(.615)	(.573)	(.510)
Net Asset Value, End of Period	$34.72	$31.12	$29.22	$29.68	$27.52
Total Return	13.86%	8.81%	0.52%	10.00%	18.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,075	$8,495	$7,452	$7,392	$6,938
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.19%	2.07%	2.02%	2.00%
Portfolio Turnover Rate[2]	37%[3]	44%[3]	61%	53%	47%

1 Calculated based on average shares outstanding.
2 Includes 11%, 12%, 24%, 27%, and 27% attributable to mortgage-dollar-roll activity.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

26

Balanced Index Fund

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Balanced Index Fund

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

Balanced Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $2,030,000, representing 0.01% of the fund’s net assets and 0.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,306,411	—	382
U.S. Government and Agency Obligations	—	9,359,585	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	357,465	—
Corporate Bonds	—	4,055,659	—
Sovereign Bonds	—	714,779	—
Taxable Municipal Bonds	—	106,515	—
Temporary Cash Investments	665,535	9,986	—
Futures Contracts—Liabilities[1]	(424)	—	—
Total	22,971,522	14,603,989	382
1 Represents variation margin on the last day of the reporting period.

29

Balanced Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $111,838,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $9,438,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $108,529,000 to offset taxable capital gains realized during the year ended December 31, 2017. Capital loss carryforwards of $15,654,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital. At December 31, 2017, the fund had available capital losses totaling $26,554,000 that may be carried forward indefinitely to offset future net capital gains.

At December 31, 2017, the cost of investment securities for tax purposes was $24,840,539,000. Net unrealized appreciation of investment securities for tax purposes was $12,735,778,000, consisting of unrealized gains of $12,959,908,000 on securities that had risen in value since their purchase and $224,130,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $2,948,800,000 of investment securities and sold $1,877,571,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,081,995,000 and $10,484,789,000, respectively. Total purchases and sales include $152,767,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

Balanced Index Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	857,721	26,134	848,157	28,237
Issued in Lieu of Cash Distributions	63,822	1,918	62,207	2,051
Redeemed	(1,172,891)	(35,456)	(860,025)	(28,588)
Net Increase (Decrease)—Investor Shares	(251,348)	(7,404)	50,339	1,700
Admiral Shares
Issued	5,378,607	163,418	4,359,328	144,656
Issued in Lieu of Cash Distributions	406,670	12,200	347,026	11,437
Redeemed	(3,230,798)	(98,006)	(2,809,355)	(93,372)
Net Increase (Decrease) —Admiral Shares	2,554,479	77,612	1,896,999	62,721
Institutional Shares
Issued	1,408,932	42,963	1,372,138	45,563
Issued in Lieu of Cash Distributions	189,916	5,699	168,133	5,541
Redeemed	(1,042,169)	(31,508)	(993,932)	(33,085)
Net Increase (Decrease)—Institutional Shares	556,679	17,154	546,339	18,019

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

32

Special 2017 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $356,228,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 48.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

33

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares
Periods Ended December 31, 2017
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	13.75%	9.94%	7.00%
Returns After Taxes on Distributions	13.04	9.26	6.32
Returns After Taxes on Distributions and Sale of Fund Shares	7.97	7.62	5.38

34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

35

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,070.40	$0.94
Admiral Shares	1,000.00	1,071.02	0.37
Institutional Shares	1,000.00	1,071.04	0.31
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

36

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

37

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

38

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

39

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Balanced Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Balanced Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the
sponsor of the Balanced Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Balanced Index Fund or the owners of the Balanced Index Fund.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Balanced Index Fund. Investors acquire the Balanced Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Balanced Index Fund. The Balanced Index Fund is not sponsored, endorsed, sold or promoted by
Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Balanced Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Balanced Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Balanced Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Balanced Index Fund.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR
TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL
BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL
DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE
OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BALANCED
INDEX FUND.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2017 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

40

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022018

Annual Report | December 31, 2017

Vanguard Managed Payout Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisor’s Report.	6
Results of Proxy Voting.	9
Fund Profile.	11
Performance Summary.	12
Financial Statements.	14
Your Fund’s After-Tax Returns.	29
About Your Fund’s Expenses.	30
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the year ended December 31, 2017, Vanguard Managed Payout Fund returned 13.29%, less than its composite benchmark index but more than its long-term target of 4% plus inflation.

• The Managed Payout Fund invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments.

• In general, equities performed well, including international stocks. In particular, the fund’s performance was boosted by an overweight allocation to emerging markets, which returned more than 30% for the year.

• Relative fund performance was hurt by an overweight position in value stocks, which trailed growth stocks. An underweight allocation to fixed income in favor of alternative strategies also detracted on a relative basis.

• Since its inception in May 2008, the fund has posted an average annual return of 5.38%, more than its benchmark but a bit short of its target return.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Managed Payout Fund	13.29%
Managed Payout Composite Index	15.06
For a benchmark description, see the Glossary.

Total Returns: Inception Through December 31, 2017
Average
Annual Return
Managed Payout Fund (Returns since inception: 5/2/2008)	5.38%
Managed Payout Composite Index	4.79
For a benchmark description, see the Glossary.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.
On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout
Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

1

Chairman’s Perspective

Bill McNabb

Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

2

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

3

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

4

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

5

Advisor’s Report

For the year ended December 31, 2017, Vanguard Managed Payout Fund returned 13.29%, behind its composite benchmark but ahead of its long-term target of 4% plus inflation.

Global stock markets were resilient over the 12 months ended December 31, 2017, with emerging markets outperforming developed markets. In the United States, stocks hit record highs as investors welcomed new tax legislation, strong corporate profits, low unemployment, and decent economic growth.

The Federal Reserve also acknowledged the health of the economy, raising interest rates three times in 2017. Although expansionary monetary policies outside the United States supported bond prices during the year, central bank actions suggested a bias toward less accommodation in 2018.

Against this backdrop, virtually all asset classes were in positive territory for the year. The fund performed slightly below its benchmark for the three-year period through 2017. The 6.55% average annual return for that period did, however, meet the fund’s objective of producing a return of 4% plus inflation. For the five-year period through 2017, the fund outperformed its benchmark and met its investment objective, with an average annual return of 8.22%.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance have helped make endowments successful.

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

6

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guide when making tactical decisions about specific investment vehicle allocations.

The fund’s benchmark consists of three primary asset classes: equities, fixed income, and commodities. The allocations are 60% equities (36% domestic, 24% international), 35% fixed income (24.5% domestic, 10.5% currency-hedged international), and 5% commodities. The fund currently invests in nine underlying Vanguard funds and has a small stake in commodity-linked investments. From time to time, we adjust our investment allocations depending on market conditions. In 2016, we added Vanguard Value Index Fund to the fund’s underlying holdings.

Successes and challenges

Driven by sentiment, low volatility, and economic growth, favorable market conditions boosted returns for virtually all asset classes in 2017.

Our overweight position in emerging markets stocks helped relative performance as Vanguard Emerging Markets Stock Index Fund returned more than 30% for the year.

U.S. equities also contributed positively to performance, although not as much as international stocks. An underweight allocation to U.S. equities, coupled with the poor performance of value stocks, muted domestic returns. The fund has an overweight allocation to value stocks through such holdings as the Value Index Fund, which returned about 17% during the period. By comparison, Vanguard Growth Index Fund (which is not included in the Managed Payout Fund) returned almost 28%.

Returns were also held back on a relative basis by our decision to underweight bonds and overweight alternatives. Several alternative categories failed to meet expectations and caused a majority of the fund’s underperformance relative to the benchmark. This includes the fund’s positions in Vanguard Alternative Strategies Fund and Vanguard Market Neutral Fund.

The strength of bonds was somewhat of a surprise given rising interest rates and the adoption of reflation strategies in the United States, such as tax-cutting legislation.

The fund continues to overweight Vanguard Global Minimum Volatility Fund, which seeks to provide lower absolute risk than the broad global stock market. Having

7

exposure to this fund protects our portfolio from unexpected macro-driven uncertainties in the global economy.

The fund’s positioning

Perhaps no expression better sums up our current position than “nowhere to go,” as valuations seem stretched in virtually all asset classes. Investors should not expect the double-digit returns they saw last year in the fund. However, the fund’s portfolio is positioned for the long term, and we believe our approach will produce strong results over an extended time horizon.

We continue to tilt our equity exposure toward emerging markets and large-capitalization U.S. value stocks. We also plan to keep a portion of our equity allocation in the Global Minimum Volatility Fund.

While we are monitoring duration in our portfolio, we do not anticipate robust fixed income returns; therefore, we remain committed to the Market Neutral and Alternative Strategies Funds, which provide access to returns that are uncorrelated to returns of other asset classes.

Capital markets may be unpredictable in the short term, but we believe that our decisions position the fund, and our investors’ resources, well over the medium to long term. We continue to monitor conditions and position the portfolio within the risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

John Ameriks, Principal

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

January 18, 2018

8

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	740,774,465	27,890,414	96.4%
Emerson U. Fullwood	739,267,805	29,397,074	96.2%
Amy Gutmann	740,156,236	28,508,643	96.3%
JoAnn Heffernan Heisen	740,966,112	27,698,767	96.4%
F. Joseph Loughrey	740,120,082	28,544,797	96.3%
Mark Loughridge	740,538,702	28,126,177	96.3%
Scott C. Malpass	738,534,308	30,130,571	96.1%
F. William McNabb III	739,632,640	29,032,240	96.2%
Deanna Mulligan	740,080,563	28,584,316	96.3%
André F. Perold	737,932,030	30,732,849	96.0%
Sarah Bloom Raskin	739,894,979	28,769,900	96.3%
Peter F. Volanakis	739,352,549	29,312,330	96.2%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Managed Payout Fund	64,511,634	4,490,483	4,252,369	5,870,518	81.5%

9

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Managed Payout Fund	66,343,571	3,856,490	3,054,425	5,870,518	83.8%

10

Managed Payout Fund

Fund Profile
As of December 31, 2017

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	2.08%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total International Stock Index
Fund Investor Shares	20.2%
Vanguard Total Stock Market Index Fund
Investor Shares	19.9
Vanguard Total Bond Market II Index
Fund Investor Shares	14.1
Vanguard Alternative Strategies Fund	12.3
Vanguard Global Minimum Volatility Fund
Investor Shares	7.5
Vanguard Total International Bond Index
Fund Investor Shares	6.0
Vanguard Value Index Fund Investor
Shares	5.2
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.1
Vanguard Market Neutral Fund Investor
Shares	5.0
Commodities	4.7

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.97	0.82
Beta	0.85	0.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2017—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the fiscal year ended December 31, 2017, the fund’s annualized expense figure totals 0.34%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.32%. (Approximately 41% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative
Strategies Fund.)

11

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2017
Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2017
			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment
Managed Payout Fund	13.29%	8.22%	5.38%	$41,476
Managed Payout Composite Index	15.06	7.77	4.79	39,291
Dow Jones U.S. Total Stock Market
Float Adjusted Index	21.16	15.52	9.34	59,266

For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.
On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

See Financial Highlights for dividend and capital gains information.

12

Managed Payout Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2017

Managed Payout Fund
Managed Payout Composite Index
For a benchmark description, see the Glossary.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

13

Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets

As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (95.2%)
U.S. Stock Funds (25.1%)
Vanguard Total Stock Market Index Fund Investor Shares	6,240,775	416,260
Vanguard Value Index Fund Investor Shares	2,602,830	107,809
		524,069
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	11,565,317	156,479

International Stock Funds (25.2%)
Vanguard Total International Stock Index Fund Investor Shares	23,103,634	421,410
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,645,690	106,017
		527,427
U.S. Bond Fund (14.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	27,412,581	293,863

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	11,522,864	125,023

Alternative Funds (17.3%)
Vanguard Alternative Strategies Fund	12,719,606	256,682
Vanguard Market Neutral Fund Investor Shares	9,014,545	105,109
		361,791
Total Investment Companies (Cost $1,596,949)		1,988,652
Temporary Cash Investments (4.7%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.458%	4,574	457

14

Managed Payout Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
U. S. Government and Agency Obligations (4.7%)
[2,3]	Fannie Mae Discount Notes	1.093%	1/3/18	4,000,000	4,000
[2,3]	Fannie Mae Discount Notes	1.133%	1/10/18	3,800,000	3,799
[2,3]	Fannie Mae Discount Notes	1.123%	1/17/18	3,009,000	3,007
[2,3]	Fannie Mae Discount Notes	1.253%	1/31/18	1,560,000	1,558
[2,3]	Fannie Mae Discount Notes	1.304%	2/7/18	3,756,000	3,751
[2,3]	Fannie Mae Discount Notes	1.274%–1.324%	2/28/18	9,192,000	9,173
[2,4]	Federal Home Loan Bank Discount Notes	1.133%	1/5/18	3,000,000	3,000
[2,4]	Federal Home Loan Bank Discount Notes	1.222%	1/9/18	1,400,000	1,400
[2,4]	Federal Home Loan Bank Discount Notes	1.133%–1.143%	1/12/18	3,265,000	3,264
[2,4]	Federal Home Loan Bank Discount Notes	1.153%–1.163%	1/17/18	6,512,000	6,508
[2,4]	Federal Home Loan Bank Discount Notes	1.153%	1/19/18	2,500,000	2,498
[2,4]	Federal Home Loan Bank Discount Notes	1.163%	1/23/18	4,385,000	4,382
[2,4]	Federal Home Loan Bank Discount Notes	1.283%	1/26/18	1,002,000	1,001
[2,4]	Federal Home Loan Bank Discount Notes	1.283%–1.303%	1/31/18	3,250,000	3,247
[2,4]	Federal Home Loan Bank Discount Notes	1.332%	2/14/18	355,000	354
[2,4]	Federal Home Loan Bank Discount Notes	1.322%	2/16/18	2,150,000	2,147
[2,4]	Federal Home Loan Bank Discount Notes	1.319%	2/23/18	2,000,000	1,996
[2,3]	Freddie Mac Discount Notes	1.093%	1/2/18	3,000,000	3,000
[2,3]	Freddie Mac Discount Notes	1.123%	1/16/18	755,000	755
[2,3]	Freddie Mac Discount Notes	1.163%–1.243%	1/26/18	6,276,000	6,271
[2,3]	Freddie Mac Discount Notes	1.303%	2/8/18	3,429,000	3,424
[2,3]	Freddie Mac Discount Notes	1.303%–1.353%	2/21/18	6,503,000	6,491
[2,3]	Freddie Mac Discount Notes	1.328%–1.353%	2/23/18	2,318,000	2,314
2	United States Cash Management Bill	1.032%	1/2/18	1,450,000	1,450
2	United States Treasury Bill	1.048%–1.178%	1/4/18	1,675,000	1,675
2	United States Treasury Bill	1.069%	1/11/18	264,000	264
2	United States Treasury Bill	1.167%	1/18/18	4,306,000	4,304
2	United States Treasury Bill	1.148%–1.211%	2/1/18	6,907,000	6,900
2	United States Treasury Bill	1.208%	2/8/18	3,200,000	3,196
2	United States Treasury Bill	1.254%	2/15/18	3,000,000	2,995
					98,124
Total Temporary Cash Investments (Cost $98,580)					98,581
Total Investments (99.9%) (Cost $1,695,529)					2,087,233
Other Assets and Liabilities (0.1%)
Other Assets					6,187
Liabilities					(4,299)
					1,888
Net Assets (100%)
Applicable to 109,312,379 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,089,121
Net Asset Value Per Share					$19.11

15

Managed Payout Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	98,124
Affiliated Vanguard Funds	1,989,109
Total Investments in Securities	2,087,233
Receivables for Accrued Income	622
Receivables for Capital Shares Issued	2,815
Other Assets	2,750
Total Assets	2,093,420
Liabilities
Payables for Investment Securities Purchased	2,804
Payables for Capital Shares Redeemed	1,457
Payables for Distributions	3
Payables to Vanguard	35
Total Liabilities	4,299
Net Assets	2,089,121

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,697,417
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)	391,704
Net Assets	2,089,121

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard
Market Liquidity Fund is the 7-day yield.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

16

Managed Payout Fund

Derivative Financial Instruments Outstanding as of Period End

Total Return Swaps
					Value and
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Credit Suisse Custom 34
Total Return Index	1/31/18	CSI	105,929	(1.675%)	—
CSI—Credit Suisse International.
1 Payment received/paid monthly.

At December 31, 2017, a counterparty had deposited in a segregated account cash of $2,190,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Fund

Consolidated Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	36,696
Other Income	27
Interest	846
Total Income	37,569
Expenses—Note B
Management and Administrative	378
Trustees’ Fees and Expenses	15
Custodian Fees	14
Total Expenses	407
Net Investment Income	37,162
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,174
Investment Securities Sold	1,810
Swap Contracts	3,257
Realized Net Gain (Loss)	6,241
Change in Unrealized Appreciation (Depreciation) of Investment Securities	193,689
Net Increase (Decrease) in Net Assets Resulting from Operations	237,092

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,162	29,246
Realized Net Gain (Loss)	6,241	40,235
Change in Unrealized Appreciation (Depreciation)	193,689	48,926
Net Increase (Decrease) in Net Assets Resulting from Operations	237,092	118,407
Distributions
Net Investment Income	(40,863)	(44,376)
Realized Capital Gain[1]	(2,540)	(25,105)
Return of Capital	(31,122)	(29,968)
Total Distributions	(74,525)	(99,449)
Capital Share Transactions
Issued	432,444	282,930
Issued in Lieu of Cash Distributions	33,111	60,684
Redeemed	(236,852)	(250,120)
Net Increase (Decrease) from Capital Share Transactions	228,703	93,494
Total Increase (Decrease)	391,270	112,452
Net Assets
Beginning of Period	1,697,851	1,585,399
End of Period[2]	2,089,121	1,697,851

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $1,558,000 and $2,650,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.54	$17.33	$18.90	$18.54	$17.62
Investment Operations
Net Investment Income	. 358[1]	.324	.309	.384[1]	.326[1]
Capital Gain Distributions Received	.011[1]	.072	.041	.152[1]	.021[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.919	.881	(.464)	.530	2.408
Total from Investment Operations	2.288	1.277	(.114)	1.066	2.755
Distributions
Dividends from Net Investment Income	(. 394)	(. 480)	(. 313)	(. 535)	(. 439)
Distributions from Realized Capital Gains[2]	(. 024)	(. 266)	(. 319)	(.128)	(. 871)
Return of Capital	(. 300)	(. 321)	(. 824)	(. 043)	(. 525)
Total Distributions	(.718)	(1.067)	(1.456)	(.706)	(1.835)
Net Asset Value, End of Period	$19.11	$17.54	$17.33	$18.90	$18.54
Total Return	13.29%	7.55%	-0.72%	5.83%	15.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,089	$1,698	$1,585	$1,567	$591
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.01%	0.03%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%	0.37%	0.31%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.80%	1.64%	1.99%	1.76%
Portfolio Turnover Rate	8%	19%	29%	23%	48%

1 Calculated based on average shares outstanding.
2 Includes $.009, $.237, $.319, $.035, and $.710 from long-term capital gains and $.015, $.029, $0, $.093, and $.161 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2017, the fund held $100,836,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength,

21

Managed Payout Fund

entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2017, the subsidiary’s average amount of investment in total return swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2017, the fund made monthly distributions of $.0584 per share, and also distributed $.0175 per share to shareholders of record on December 27, 2017. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2018, the monthly distribution rate is $.0591 per share.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B).

22

Managed Payout Fund

Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2017, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Statement of Net Assets.

23

Managed Payout Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,988,652	—	—
Temporary Cash Investments	457	98,124	—
Total	1,989,109	98,124	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $3,257,000 on swap contracts, and $445,000 of short-term capital gain distributions received have been reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2017, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2017, the cost of investment securities for tax purposes was $1,695,529,000. Net unrealized appreciation of investment securities for tax purposes was $391,704,000, consisting of unrealized gains of $394,101,000 on securities that had risen in value since their purchase and $2,397,000 in unrealized losses on securities that had fallen in value since their purchase.

24

Managed Payout Fund

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Dec. 31,
	2016		from	Net	Change in		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	212,850	45,314	—	—	(1,482)	1,306	1,112	256,682
Vanguard Emerging
Markets Stock
Index Fund	81,917	8,053	7,497	195	23,349	2,247	—	106,017
Vanguard Global
Minimum Volatility
Fund	126,991	12,138	—	—	17,350	3,524	—	156,479
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	3	—	457
Vanguard Market
Neutral Fund	122,038	27,142	37,000	(218)	(6,853)	1,077	—	105,109
Vanguard Total
Bond Market II
Index Fund	207,076	130,490	45,887	49	2,135	5,810	62	293,863
Vanguard Total
International Bond
Index Fund	98,889	26,069	—	—	65	2,583	—	125,023
Vanguard Total
International
Stock Index Fund	336,871	31,373	27,296	337	80,125	11,128	—	421,410
Vanguard Total
Stock Market
Index Fund	339,654	38,787	29,288	1,397	65,710	6,719	—	416,260
Vanguard Value
Index Fund	86,741	9,854	2,130	50	13,294	2,299	—	107,809
Total	1,613,027	329,220	149,098	1,810	193,693	36,696	1,174	1,989,109
1 Not applicable—purchases and sales are for temporary cash investment purposes.

25

Managed Payout Fund

F. Capital shares issued and redeemed were:
	Year Ended December 31,
	2017	2016
	Shares	Shares
	(000)	(000)
Issued	23,629	16,158
Issued in Lieu of Cash Distributions	1,799	3,467
Redeemed	(12,898)	(14,342)
Net Increase (Decrease) in Shares Outstanding	12,530	5,283

G. Management has determined that, other than the aforementioned monthly per share distribution rate for 2018, no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Payout Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of net assets and consolidated statement of assets and liabilities of Vanguard Managed Payout Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related consolidated statement of operations for the year ended December 31, 2017, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its consolidated operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period ended December 31, 2017 and the consolidated financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

27

Special 2017 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $982,000 as capital gain dividends (20% rate gain distributions)
to shareholders during the fiscal year.

The fund distributed $22,105,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 28.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

28

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Fund
Periods Ended December 31, 2017
			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Returns Before Taxes	13.29%	8.22%	5.38%
Returns After Taxes on Distributions	12.49	6.86	4.27
Returns After Taxes on Distributions and Sale of Fund Shares	7.79	6.01	3.86

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return	$1,000.00	$1,132.91	$1.83
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.73

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.34%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

32

Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Bloomberg Barclays U.S. Aggregate Float Adjusted Index (Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
CFA® is a registered trademark owned by CFA Institute.
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.	© 2018 The Vanguard Group, Inc.
All rights reserved. U.S. Patent
Nos. 8,180,695; 8,185,464; and 8,571,963.
Vanguard Marketing Corporation, Distributor.

Q14970 022018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2017: $23,000 Fiscal Year Ended December 31, 2016: $25,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2017: $8,424,459 Fiscal Year Ended December 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2017: $3,194,093 Fiscal Year Ended December 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2017: $274,313 Fiscal Year Ended December 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2017: $0 Fiscal Year Ended December 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2017: $274,313 Fiscal Year Ended December 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (60.1%)[1]
Basic Materials (1.6%)
DowDuPont Inc.	1,897,198	135,118
Praxair Inc.	232,330	35,937
Air Products & Chemicals Inc.	176,418	28,947
LyondellBasell Industries NV Class A	257,592	28,418
Ecolab Inc.	211,022	28,315
PPG Industries Inc.	208,175	24,319
* Freeport-McMoRan Inc.	1,110,473	21,055
International Paper Co.	335,138	19,418
Nucor Corp.	258,973	16,466
Newmont Mining Corp.	432,959	16,245
Celanese Corp. Class A	113,285	12,131
Albemarle Corp.	89,490	11,445
Arconic Inc.	388,695	10,592
FMC Corp.	109,039	10,322
Eastman Chemical Co.	107,311	9,941
International Flavors & Fragrances Inc.	63,753	9,729
Avery Dennison Corp.	71,264	8,185
CF Industries Holdings Inc.	190,165	8,090
Steel Dynamics Inc.	183,572	7,917
* Alcoa Corp.	143,464	7,728
Chemours Co.	148,001	7,409
Mosaic Co.	285,167	7,317
* Axalta Coating Systems Ltd.	173,280	5,607
RPM International Inc.	106,324	5,574
Huntsman Corp.	162,785	5,419
United States Steel Corp.	142,359	5,010
Reliance Steel & Aluminum Co.	57,961	4,972
Olin Corp.	133,764	4,759
Royal Gold Inc.	53,169	4,366
WR Grace & Co.	54,463	3,819
Scotts Miracle-Gro Co.	35,622	3,811
Ashland Global Holdings Inc.	49,715	3,540
Westlake Chemical Corp.	33,130	3,529
Versum Materials Inc.	85,814	3,248
NewMarket Corp.	7,924	3,149
PolyOne Corp.	71,216	3,098
* Peabody Energy Corp.	76,983	3,031
* Univar Inc.	91,611	2,836
Cabot Corp.	45,548	2,805
Sensient Technologies Corp.	37,548	2,747
Domtar Corp.	52,574	2,603
* Allegheny Technologies Inc.	103,100	2,489
* Ingevity Corp.	33,227	2,342
HB Fuller Co.	43,039	2,319
US Silica Holdings Inc.	65,440	2,131
Balchem Corp.	25,971	2,093
Minerals Technologies Inc.	29,192	2,010
Carpenter Technology Corp.	38,680	1,972
Commercial Metals Co.	90,884	1,938
Compass Minerals International Inc.	26,745	1,932
* GCP Applied Technologies Inc.	55,723	1,778
* Cleveland-Cliffs Inc.	242,922	1,751
KapStone Paper and Packaging Corp.	72,516	1,645
* Platform Specialty Products Corp.	164,268	1,630
Quaker Chemical Corp.	10,739	1,619
* Ferro Corp.	66,664	1,573
Worthington Industries Inc.	34,333	1,513
Arch Coal Inc. Class A	15,899	1,481
Kaiser Aluminum Corp.	13,838	1,479
Tronox Ltd. Class A	69,279	1,421
Innospec Inc.	19,307	1,363

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	AK Steel Holding Corp.	239,700	1,357
	Stepan Co.	16,616	1,312
*	Kraton Corp.	26,421	1,273
*	Cambrex Corp.	26,265	1,261
	Hecla Mining Co.	311,927	1,238
*	Coeur Mining Inc.	159,200	1,194
*	AdvanSix Inc.	26,051	1,096
	Neenah Inc.	11,398	1,033
	Calgon Carbon Corp.	45,480	969
*	Koppers Holdings Inc.	16,605	845
	Rayonier Advanced Materials Inc.	40,771	834
*	Century Aluminum Co.	41,600	817
	A Schulman Inc.	21,712	809
	Deltic Timber Corp.	8,477	776
	PH Glatfelter Co.	34,514	740
	Chase Corp.	6,079	733
	Innophos Holdings Inc.	15,510	725
*	CSW Industrials Inc.	15,318	704
*	SunCoke Energy Inc.	52,479	629
*	CONSOL Energy Inc.	15,777	623
*	Fairmount Santrol Holdings Inc.	119,125	623
*	Clearwater Paper Corp.	13,682	621
	KMG Chemicals Inc.	8,999	595
	Warrior Met Coal Inc.	21,206	533
	Tredegar Corp.	26,465	508
	American Vanguard Corp.	24,911	489
*	Resolute Forest Products Inc.	42,730	472
*	Verso Corp.	26,838	472
	Kronos Worldwide Inc.	17,870	461
*	PQ Group Holdings Inc.	26,319	433
	Haynes International Inc.	11,934	382
	FutureFuel Corp.	25,100	354
*	OMNOVA Solutions Inc.	34,053	341
	Hawkins Inc.	9,372	330
*	Intrepid Potash Inc.	68,500	326
*	Nexeo Solutions Inc.	34,503	314
*	Codexis Inc.	33,679	281
*	Cloud Peak Energy Inc.	60,241	268
*	AgroFresh Solutions Inc.	27,364	202
	Olympic Steel Inc.	9,300	200
	Northern Technologies International Corp.	7,900	196
*	Veritiv Corp.	6,762	195
*	LSB Industries Inc.	20,920	183
*,^	ChromaDex Corp.	28,600	168
	Gold Resource Corp.	37,790	166
*	NL Industries Inc.	11,473	163
*,^	Uranium Energy Corp.	84,185	149
	Aceto Corp.	14,366	148
*	Universal Stainless & Alloy Products Inc.	6,400	137
*	Ryerson Holding Corp.	11,350	118
	Hallador Energy Co.	19,198	117
	Ampco-Pittsburgh Corp.	8,432	105
	Synalloy Corp.	7,724	103
*,^	Ur-Energy Inc.	79,380	54
	United-Guardian Inc.	2,196	41
*	Pershing Gold Corp.	15,859	38
*,^	Ramaco Resources Inc.	5,327	37
*	General Moly Inc.	69,405	23
*	Senomyx Inc.	13,189	17
*	Solitario Zinc Corp.	21,996	13
*,^	Golden Minerals Co.	21,900	9
*,^	Comstock Mining Inc.	12,653	5
*	Centrus Energy Corp. Class A	1,000	4
*	Marrone Bio Innovations Inc.	1,700	2

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	US Antimony Corp.	3,395	1
			604,811
Consumer Goods (5.4%)
	Procter & Gamble Co.	2,062,877	189,537
	Coca-Cola Co.	3,109,682	142,672
	PepsiCo Inc.	1,156,008	138,628
	Philip Morris International Inc.	1,259,444	133,060
	Altria Group Inc.	1,552,172	110,841
	NIKE Inc. Class B	1,059,476	66,270
	Colgate-Palmolive Co.	716,714	54,076
	Mondelez International Inc. Class A	1,157,252	49,530
	Monsanto Co.	348,919	40,747
	General Motors Co.	981,462	40,230
	Ford Motor Co.	3,153,857	39,392
	Kraft Heinz Co.	492,121	38,267
	Activision Blizzard Inc.	584,433	37,006
	Kimberly-Clark Corp.	287,072	34,638
*,^	Tesla Inc.	108,981	33,931
	Constellation Brands Inc. Class A	132,992	30,398
	General Mills Inc.	465,147	27,579
*	Electronic Arts Inc.	251,805	26,455
	Estee Lauder Cos. Inc. Class A	181,582	23,105
*	Monster Beverage Corp.	347,840	22,015
	Stanley Black & Decker Inc.	123,455	20,949
	Tyson Foods Inc. Class A	238,102	19,303
	VF Corp.	257,558	19,059
	Archer-Daniels-Midland Co.	456,320	18,289
*	Aptiv plc	215,379	18,271
	Clorox Co.	103,397	15,379
	Kellogg Co.	225,041	15,298
	DR Horton Inc.	285,417	14,576
	Dr Pepper Snapple Group Inc.	148,423	14,406
*	Mohawk Industries Inc.	51,514	14,213
	Conagra Brands Inc.	337,071	12,697
	Hershey Co.	110,263	12,516
	Newell Brands Inc.	399,116	12,333
	Molson Coors Brewing Co. Class B	144,567	11,865
	JM Smucker Co.	88,596	11,007
	Genuine Parts Co.	114,177	10,848
	Brown-Forman Corp. Class B	151,007	10,370
	Church & Dwight Co. Inc.	204,672	10,268
	Lennar Corp. Class A	160,785	10,168
	Tapestry Inc.	229,309	10,142
*	Take-Two Interactive Software Inc.	92,082	10,109
*	NVR Inc.	2,857	10,023
	McCormick & Co. Inc.	98,234	10,011
	Whirlpool Corp.	59,072	9,962
	Lear Corp.	55,414	9,789
*	LKQ Corp.	238,270	9,690
	PVH Corp.	63,452	8,706
	BorgWarner Inc.	169,912	8,681
	Hasbro Inc.	90,525	8,228
	Snap-on Inc.	46,934	8,181
	Ingredion Inc.	58,285	8,148
	Hormel Foods Corp.	216,892	7,893
	Campbell Soup Co.	160,690	7,731
	Bunge Ltd.	113,206	7,594
*	Michael Kors Holdings Ltd.	118,480	7,458
	Coty Inc. Class A	368,619	7,332
	PulteGroup Inc.	214,384	7,128
	Leucadia National Corp.	267,633	7,090
	Harley-Davidson Inc.	137,662	7,004
	Lamb Weston Holdings Inc.	115,675	6,530
	Goodyear Tire & Rubber Co.	200,665	6,483

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Middleby Corp.	46,291	6,247
^ Hanesbrands Inc.	297,213	6,215
Thor Industries Inc.	40,841	6,156
* WABCO Holdings Inc.	42,806	6,143
* Lululemon Athletica Inc.	77,757	6,111
Polaris Industries Inc.	48,758	6,046
Toll Brothers Inc.	118,548	5,693
Pinnacle Foods Inc.	94,745	5,634
* US Foods Holding Corp.	175,555	5,605
Gentex Corp.	236,516	4,955
Leggett & Platt Inc.	102,756	4,905
Ralph Lauren Corp. Class A	44,523	4,617
Carter's Inc.	38,761	4,554
Mattel Inc.	277,800	4,273
Valvoline Inc.	164,622	4,125
Pool Corp.	31,424	4,074
* Skechers U.S.A. Inc. Class A	106,378	4,025
* Post Holdings Inc.	49,857	3,950
Brunswick Corp.	71,434	3,945
* Delphi Technologies plc	71,793	3,767
Dana Inc.	114,907	3,678
CalAtlantic Group Inc.	62,549	3,527
* Wayfair Inc.	43,415	3,485
* Hain Celestial Group Inc.	81,807	3,468
* Herbalife Ltd.	49,584	3,358
* Visteon Corp.	26,229	3,282
Snyder's-Lance Inc.	62,927	3,151
Flowers Foods Inc.	150,760	2,911
Nu Skin Enterprises Inc. Class A	41,621	2,840
* Edgewell Personal Care Co.	46,189	2,743
* Zynga Inc. Class A	668,251	2,673
LCI Industries	20,222	2,629
* Under Armour Inc. Class A	180,205	2,600
Tenneco Inc.	43,621	2,554
* Welbilt Inc.	107,652	2,531
Energizer Holdings Inc.	50,629	2,429
* Blue Buffalo Pet Products Inc.	73,193	2,400
Wolverine World Wide Inc.	74,416	2,372
* Tempur Sealy International Inc.	37,594	2,357
* Darling Ingredients Inc.	127,868	2,318
* TreeHouse Foods Inc.	46,345	2,292
* TRI Pointe Group Inc.	123,573	2,214
KB Home	68,195	2,179
* Helen of Troy Ltd.	22,288	2,147
Spectrum Brands Holdings Inc.	18,899	2,124
Tupperware Brands Corp.	33,525	2,102
Sanderson Farms Inc.	15,063	2,090
* Deckers Outdoor Corp.	25,089	2,013
* Steven Madden Ltd.	42,837	2,001
Lancaster Colony Corp.	15,329	1,981
Vector Group Ltd.	87,060	1,948
Herman Miller Inc.	48,485	1,942
^ B&G Foods Inc.	53,577	1,883
* Cooper-Standard Holdings Inc.	14,758	1,808
J&J Snack Foods Corp.	11,583	1,759
* iRobot Corp.	22,316	1,712
* Dorman Products Inc.	27,562	1,685
* Meritage Homes Corp.	32,645	1,671
* Taylor Morrison Home Corp. Class A	67,500	1,652
* Under Armour Inc.	119,683	1,594
Cooper Tire & Rubber Co.	42,818	1,514
Columbia Sportswear Co.	20,452	1,470
Interface Inc. Class A	55,714	1,401
WD-40 Co.	11,617	1,371

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Boston Beer Co. Inc. Class A	7,138	1,364
	HNI Corp.	35,188	1,357
	Winnebago Industries Inc.	24,254	1,349
	MDC Holdings Inc.	41,738	1,331
*	Pilgrim's Pride Corp.	42,708	1,327
*	American Axle & Manufacturing Holdings Inc.	75,304	1,282
*	Central Garden & Pet Co. Class A	33,733	1,272
	Fresh Del Monte Produce Inc.	26,156	1,247
	Nutrisystem Inc.	23,176	1,219
	La-Z-Boy Inc.	38,861	1,212
*	Cavco Industries Inc.	7,896	1,205
*	Sleep Number Corp.	31,864	1,198
	Schweitzer-Mauduit International Inc.	25,842	1,172
	Camping World Holdings Inc. Class A	25,752	1,152
*	LGI Homes Inc.	15,044	1,129
*	G-III Apparel Group Ltd.	30,366	1,120
	Callaway Golf Co.	76,870	1,071
	Steelcase Inc. Class A	70,228	1,067
	Universal Corp.	20,325	1,067
*	Fox Factory Holding Corp.	27,200	1,057
*	Hostess Brands Inc. Class A	70,339	1,042
*	Cal-Maine Foods Inc.	23,244	1,033
*	Gentherm Inc.	32,382	1,028
*	ACCO Brands Corp.	84,063	1,026
	Seaboard Corp.	229	1,010
	Oxford Industries Inc.	13,325	1,002
	Calavo Growers Inc.	11,612	980
	National Beverage Corp.	9,474	923
	Knoll Inc.	37,546	865
*	Modine Manufacturing Co.	42,756	864
*	Fitbit Inc. Class A	150,971	862
	Dean Foods Co.	72,347	836
	MGP Ingredients Inc.	10,673	821
	Standard Motor Products Inc.	18,147	815
	Coca-Cola Bottling Co. Consolidated	3,739	805
*	Crocs Inc.	63,284	800
	Briggs & Stratton Corp.	30,814	782
*	USANA Health Sciences Inc.	10,228	757
*	Avon Products Inc.	346,000	744
	Inter Parfums Inc.	16,744	728
*	M/I Homes Inc.	21,070	725
	Andersons Inc.	22,283	694
*	Vista Outdoor Inc.	46,063	671
*,^	GoPro Inc. Class A	87,667	664
*	William Lyon Homes Class A	22,426	652
	Lennar Corp. Class B	12,415	642
	Phibro Animal Health Corp. Class A	19,103	640
	Kimball International Inc. Class B	32,350	604
	Medifast Inc.	8,607	601
*	Beazer Homes USA Inc.	29,534	567
*	Stoneridge Inc.	24,664	564
	Ethan Allen Interiors Inc.	19,682	563
	Titan International Inc.	42,900	553
	Tower International Inc.	18,017	550
*	Century Communities Inc.	17,388	541
*	Universal Electronics Inc.	10,955	518
	Movado Group Inc.	15,079	486
^	Tootsie Roll Industries Inc.	13,048	475
	John B Sanfilippo & Son Inc.	7,257	459
*	Malibu Boats Inc. Class A	14,763	439
*	ZAGG Inc.	23,585	435
	Acushnet Holdings Corp.	20,501	432
*	Unifi Inc.	11,745	421
*	Motorcar Parts of America Inc.	16,266	406

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Hooker Furniture Corp.	9,219	391
*	Hovnanian Enterprises Inc. Class A	110,009	369
	National Presto Industries Inc.	3,662	364
*	Glu Mobile Inc.	99,428	362
*	Nautilus Inc.	26,236	350
*	Farmer Brothers Co.	10,257	330
*	Freshpet Inc.	16,875	320
	Bassett Furniture Industries Inc.	8,483	319
	Limoneira Co.	13,453	301
*,^	Amplify Snack Brands Inc.	23,697	285
*,^	elf Beauty Inc.	12,390	276
*	Perry Ellis International Inc.	10,120	253
*,^	22nd Century Group Inc.	90,104	252
	Flexsteel Industries Inc.	5,296	248
*	Primo Water Corp.	19,520	245
*	Vera Bradley Inc.	19,461	237
*,^	Fossil Group Inc.	29,932	233
	Superior Uniform Group Inc.	8,600	230
*	Clarus Corp.	28,195	221
*	Seneca Foods Corp. Class A	6,951	214
	Culp Inc.	6,119	205
*	MCBC Holdings Inc.	8,934	199
	Johnson Outdoors Inc. Class A	3,125	194
	Superior Industries International Inc.	11,347	169
*,^	Revlon Inc. Class A	7,465	163
	Oil-Dri Corp. of America	3,637	151
	Kewaunee Scientific Corp.	4,870	141
*	Craft Brew Alliance Inc.	7,254	139
*	Castle Brands Inc.	111,100	136
	Lifetime Brands Inc.	8,005	132
	A-Mark Precious Metals Inc.	7,825	115
	Libbey Inc.	14,967	113
*	Lakeland Industries Inc.	7,573	110
	Turning Point Brands Inc.	5,180	109
*	Central Garden & Pet Co.	2,800	109
*	Shiloh Industries Inc.	13,287	109
	Alico Inc.	3,661	108
*	Vuzix Corp.	17,000	106
*	Delta Apparel Inc.	5,200	105
*,^	Jamba Inc.	12,822	103
	Weyco Group Inc.	3,470	103
*	New Home Co. Inc.	7,785	98
	Rocky Brands Inc.	4,880	92
*	Alliance One International Inc.	6,819	90
	Hamilton Beach Brands Holding Co. Class A	3,446	89
	Core Molding Technologies Inc.	3,900	85
	Marine Products Corp.	6,600	84
*	Celsius Holdings Inc.	15,566	82
	Nature's Sunshine Products Inc.	6,088	70
	Acme United Corp.	2,950	69
	Strattec Security Corp.	1,567	68
*	Lifeway Foods Inc.	8,078	65
*	Iconix Brand Group Inc.	47,916	62
*	PolarityTE Inc.	2,501	58
^	Orchids Paper Products Co.	4,410	56
*	Charles & Colvard Ltd.	41,588	56
*	Eastman Kodak Co.	17,836	55
	Escalade Inc.	4,289	53
*	Lifevantage Corp.	10,688	51
*	Skyline Corp.	3,957	51
*,^	Lipocine Inc.	13,400	46
*	Funko Inc. Class A	6,790	45
	P&F Industries Inc. Class A	4,580	39
	LS Starrett Co. Class A	4,185	36

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Akoustis Technologies Inc.	5,500	34
*	Reed's Inc.	21,300	33
	Rocky Mountain Chocolate Factory Inc.	2,476	29
*	Natural Alternatives International Inc.	2,300	24
*	S&W Seed Co.	5,228	20
*	US Auto Parts Network Inc.	7,290	18
*	Cherokee Inc.	9,605	18
*	Emerson Radio Corp.	10,371	15
	Unique Fabricating Inc.	1,900	14
*,^	Differential Brands Group Inc.	13,400	13
*,2	NewStar Financial Inc	22,870	12
*	Dixie Group Inc.	2,947	11
*	Vince Holding Corp.	1,824	11
*	Willamette Valley Vineyards Inc.	1,162	10
*	Nova Lifestyle Inc.	2,858	7
*,^	Long Island Iced Tea Corp.	1,300	7
*	Crystal Rock Holdings Inc.	6,836	6
*	New Age Beverages Corp.	1,300	3
*	Stanley Furniture Co. Inc.	2,100	2
*	Zedge Inc. Class B	501	1
	Virco Manufacturing Corp.	200	1
			2,002,635
Consumer Services (7.7%)
*	Amazon.com Inc.	332,586	388,949
	Home Depot Inc.	949,071	179,877
	Comcast Corp. Class A	3,792,576	151,893
	Walt Disney Co.	1,167,367	125,504
	Wal-Mart Stores Inc.	1,214,198	119,902
	McDonald's Corp.	648,848	111,680
*	Priceline Group Inc.	39,787	69,139
	Costco Wholesale Corp.	355,436	66,154
*	Netflix Inc.	333,864	64,089
	Starbucks Corp.	1,100,776	63,218
	Lowe's Cos. Inc.	677,050	62,925
	CVS Health Corp.	823,249	59,686
	Time Warner Inc.	597,602	54,663
*	Charter Communications Inc. Class A	151,775	50,990
	Walgreens Boots Alliance Inc.	697,707	50,667
	TJX Cos. Inc.	492,021	37,620
*	eBay Inc.	809,039	30,533
	Marriott International Inc. Class A	222,416	30,189
	Twenty-First Century Fox Inc. Class A	872,096	30,113
	Delta Air Lines Inc.	525,850	29,448
	Target Corp.	441,463	28,805
	Southwest Airlines Co.	434,488	28,437
	McKesson Corp.	169,573	26,445
	Ross Stores Inc.	314,802	25,263
	Sysco Corp.	382,945	23,256
	Las Vegas Sands Corp.	323,759	22,498
	Yum! Brands Inc.	275,591	22,491
	Carnival Corp.	319,175	21,184
	Dollar General Corp.	222,506	20,695
*	Dollar Tree Inc.	183,207	19,660
	Kroger Co.	715,399	19,638
	American Airlines Group Inc.	352,044	18,317
	Royal Caribbean Cruises Ltd.	139,820	16,678
*	O'Reilly Automotive Inc.	69,208	16,647
	CBS Corp. Class B	274,434	16,192
*	AutoZone Inc.	22,339	15,891
	Cardinal Health Inc.	256,289	15,703
*	United Continental Holdings Inc.	211,180	14,234
	Best Buy Co. Inc.	207,092	14,180
	MGM Resorts International	416,288	13,900
	Omnicom Group Inc.	189,011	13,766

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Hilton Worldwide Holdings Inc.	171,752	13,716
Expedia Inc.	102,843	12,317
AmerisourceBergen Corp. Class A	133,673	12,274
L Brands Inc.	196,274	11,820
Twenty-First Century Fox Inc.	334,515	11,414
Wynn Resorts Ltd.	66,864	11,273
* Ulta Beauty Inc.	47,586	10,643
Nielsen Holdings plc	290,699	10,581
Tiffany & Co.	96,472	10,028
Darden Restaurants Inc.	101,414	9,738
* CarMax Inc.	148,523	9,525
Wyndham Worldwide Corp.	78,017	9,040
Viacom Inc. Class B	287,415	8,855
Aramark	200,589	8,573
* DISH Network Corp. Class A	175,187	8,365
* Norwegian Cruise Line Holdings Ltd.	148,629	7,914
* Liberty Interactive Corp. QVC Group Class A	319,531	7,803
Tractor Supply Co.	103,024	7,701
Kohl's Corp.	136,646	7,410
Alaska Air Group Inc.	96,883	7,122
* Copart Inc.	164,230	7,093
Gap Inc.	206,272	7,026
* Burlington Stores Inc.	55,734	6,857
Vail Resorts Inc.	32,019	6,803
Domino's Pizza Inc.	35,764	6,758
News Corp. Class A	412,550	6,687
* Chipotle Mexican Grill Inc. Class A	22,645	6,545
Interpublic Group of Cos. Inc.	318,590	6,423
Macy's Inc.	246,785	6,216
^ Sirius XM Holdings Inc.	1,151,686	6,173
FactSet Research Systems Inc.	31,742	6,119
Scripps Networks Interactive Inc. Class A	69,171	5,906
KAR Auction Services Inc.	113,203	5,718
* JetBlue Airways Corp.	255,614	5,710
* ServiceMaster Global Holdings Inc.	109,081	5,593
Advance Auto Parts Inc.	56,081	5,591
Service Corp. International	146,383	5,463
* Caesars Entertainment Corp.	427,945	5,413
* Liberty Media Corp-Liberty Formula One	153,049	5,228
* Liberty Media Corp-Liberty SiriusXM	131,134	5,201
* GrubHub Inc.	71,846	5,159
Dunkin' Brands Group Inc.	72,391	4,667
* Live Nation Entertainment Inc.	108,811	4,632
Foot Locker Inc.	98,294	4,608
H&R Block Inc.	171,235	4,490
Nordstrom Inc.	93,886	4,448
* Bright Horizons Family Solutions Inc.	42,897	4,032
* Discovery Communications Inc.	181,499	3,842
Rollins Inc.	82,072	3,819
Dun & Bradstreet Corp.	31,669	3,750
Six Flags Entertainment Corp.	55,911	3,722
* Grand Canyon Education Inc.	40,804	3,653
Casey's General Stores Inc.	31,433	3,519
* Beacon Roofing Supply Inc.	54,272	3,460
Sabre Corp.	158,610	3,251
^ Williams-Sonoma Inc.	62,393	3,226
^ Cracker Barrel Old Country Store Inc.	19,919	3,165
Chemed Corp.	12,928	3,142
* TripAdvisor Inc.	88,466	3,049
* Madison Square Garden Co. Class A	14,450	3,047
Cinemark Holdings Inc.	86,957	3,028
* Five Below Inc.	45,357	3,008
* Liberty Media Corp-Liberty SiriusXM	75,316	2,987
Dolby Laboratories Inc. Class A	46,029	2,854

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Texas Roadhouse Inc. Class A	53,814	2,835
	Extended Stay America Inc.	147,945	2,811
	Signet Jewelers Ltd.	49,201	2,782
*	Yelp Inc. Class A	65,282	2,739
	Nexstar Media Group Inc. Class A	34,854	2,726
	AMERCO	6,992	2,642
*	Lions Gate Entertainment Corp. Class B	82,964	2,633
*	Performance Food Group Co.	78,947	2,613
	Tribune Media Co. Class A	61,152	2,597
	Cable One Inc.	3,652	2,569
*	Hyatt Hotels Corp. Class A	34,838	2,562
*	Avis Budget Group Inc.	58,362	2,561
	Wendy's Co.	155,276	2,550
*	Discovery Communications Inc. Class A	113,792	2,547
*	Sprouts Farmers Market Inc.	104,526	2,545
*	Hilton Grand Vacations Inc.	60,496	2,538
*	Stamps.com Inc.	13,388	2,517
*	AutoNation Inc.	48,736	2,502
	John Wiley & Sons Inc. Class A	38,045	2,501
*	SiteOne Landscape Supply Inc.	32,251	2,474
	Jack in the Box Inc.	25,020	2,455
	Bed Bath & Beyond Inc.	111,238	2,446
	TEGNA Inc.	173,377	2,441
*	Spirit Airlines Inc.	54,388	2,439
	American Eagle Outfitters Inc.	127,980	2,406
	ILG Inc.	82,614	2,353
	Choice Hotels International Inc.	30,269	2,349
*	Planet Fitness Inc. Class A	67,364	2,333
	Hillenbrand Inc.	51,666	2,309
	Marriott Vacations Worldwide Corp.	16,975	2,295
	Sinclair Broadcast Group Inc. Class A	60,430	2,287
*	AMC Networks Inc. Class A	42,276	2,286
*	Scientific Games Corp. Class A	44,300	2,273
	Aaron's Inc.	56,492	2,251
*	Murphy USA Inc.	27,599	2,218
	Churchill Downs Inc.	9,493	2,209
*	Michaels Cos. Inc.	89,483	2,165
	Boyd Gaming Corp.	61,417	2,153
	Regal Entertainment Group Class A	91,595	2,108
*	United Natural Foods Inc.	42,575	2,098
*	Ollie's Bargain Outlet Holdings Inc.	39,203	2,088
	Lithia Motors Inc. Class A	18,309	2,080
	Meredith Corp.	31,080	2,053
	SkyWest Inc.	38,466	2,043
*	Urban Outfitters Inc.	57,587	2,019
	Children's Place Inc.	13,830	2,010
	Graham Holdings Co. Class B	3,585	2,002
*,^	Altice USA Inc. Class A	93,981	1,995
	Big Lots Inc.	34,993	1,965
*	Penn National Gaming Inc.	62,393	1,955
*	Sally Beauty Holdings Inc.	103,795	1,947
	PriceSmart Inc.	22,435	1,932
*	Liberty Expedia Holdings Inc. Class A	43,091	1,910
*	Sotheby's	36,828	1,900
	Dick's Sporting Goods Inc.	65,452	1,881
	New York Times Co. Class A	101,534	1,878
	Adtalem Global Education Inc.	44,212	1,859
	Red Rock Resorts Inc. Class A	54,847	1,851
*	Buffalo Wild Wings Inc.	11,563	1,808
*	Dave & Buster's Entertainment Inc.	32,705	1,804
*	Groupon Inc. Class A	334,894	1,708
*	Etsy Inc.	83,300	1,703
^	Cheesecake Factory Inc.	34,786	1,676
*,^	Rite Aid Corp.	849,403	1,673

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Hawaiian Holdings Inc.	41,024	1,635
	Allegiant Travel Co. Class A	10,248	1,586
*	Rush Enterprises Inc. Class A	31,205	1,586
*	Acxiom Corp.	56,893	1,568
*	Cars.com Inc.	54,092	1,560
	Monro Inc.	26,654	1,518
	Brinker International Inc.	38,785	1,506
	Bloomin' Brands Inc.	69,623	1,486
*	Eldorado Resorts Inc.	44,315	1,469
	Time Inc.	79,352	1,464
	GameStop Corp. Class A	81,429	1,462
	Office Depot Inc.	408,374	1,446
	Morningstar Inc.	14,245	1,381
	Penske Automotive Group Inc.	28,641	1,370
*	Pinnacle Entertainment Inc.	41,213	1,349
	Bob Evans Farms Inc.	17,044	1,343
*	RH	15,516	1,338
*	Lions Gate Entertainment Corp. Class A	38,569	1,304
*	Shutterfly Inc.	25,978	1,292
*	La Quinta Holdings Inc.	68,841	1,271
	Matthews International Corp. Class A	23,938	1,264
*	Herc Holdings Inc.	20,094	1,258
*	Chegg Inc.	75,742	1,236
	Papa John's International Inc.	20,947	1,175
	DSW Inc. Class A	54,523	1,167
	Group 1 Automotive Inc.	16,423	1,166
	Gannett Co. Inc.	96,367	1,117
	Entercom Communications Corp. Class A	100,750	1,088
	Core-Mark Holding Co. Inc.	34,424	1,087
	Caleres Inc.	32,428	1,086
*	Trade Desk Inc. Class A	23,389	1,070
*	Asbury Automotive Group Inc.	16,489	1,055
*	Weight Watchers International Inc.	22,900	1,014
*	MSG Networks Inc.	48,661	985
*	Gray Television Inc.	58,680	983
	Abercrombie & Fitch Co.	55,816	973
*	Hertz Global Holdings Inc.	43,365	958
*	Pandora Media Inc.	197,967	954
^	Sonic Corp.	33,226	913
	HSN Inc.	22,511	908
*,^	Overstock.com Inc.	14,086	900
	Chico's FAS Inc.	101,522	895
	Wingstop Inc.	22,512	878
	Tailored Brands Inc.	39,902	871
*	Diplomat Pharmacy Inc.	43,008	863
	Guess? Inc.	50,131	846
	International Speedway Corp. Class A	20,999	837
*	Houghton Mifflin Harcourt Co.	87,845	817
	Capella Education Co.	10,260	794
	Scholastic Corp.	19,763	793
*	Quotient Technology Inc.	66,033	776
*	EW Scripps Co. Class A	49,439	773
	World Wrestling Entertainment Inc. Class A	25,085	767
*,^	JC Penney Co. Inc.	240,569	760
*	Belmond Ltd. Class A	61,955	759
*	Roku Inc.	14,589	755
*	Denny's Corp.	56,699	751
	PetMed Express Inc.	16,301	742
*	Liberty Media Corp-Liberty Formula One Class A	22,634	741
	SpartanNash Co.	27,391	731
	New Media Investment Group Inc.	43,032	722
*	Providence Service Corp.	11,912	707
	SUPERVALU Inc.	32,668	706
*	Shake Shack Inc. Class A	15,798	682

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Ruth's Hospitality Group Inc.	31,150	674
Strayer Education Inc.	7,490	671
* Lumber Liquidators Holdings Inc.	21,367	671
DineEquity Inc.	13,186	669
* Express Inc.	65,581	666
* Liberty Media Corp-Liberty Braves	29,622	658
* Simply Good Foods Co.	44,719	638
* Career Education Corp.	52,393	633
* TrueCar Inc.	56,500	633
* SeaWorld Entertainment Inc.	45,400	616
Dillard's Inc. Class A	10,142	609
BJ's Restaurants Inc.	16,675	607
* Red Robin Gourmet Burgers Inc.	10,421	588
^ AMC Entertainment Holdings Inc. Class A	38,163	576
* Liberty TripAdvisor Holdings Inc. Class A	61,096	576
* Laureate Education Inc. Class A	41,756	566
* SP Plus Corp.	14,737	547
* Trupanion Inc.	17,900	524
* Conn's Inc.	13,804	491
Buckle Inc.	20,501	487
* Genesco Inc.	14,921	485
* ANGI Homeservices Inc. Class A	46,217	483
* National Vision Holdings Inc.	11,830	480
* Party City Holdco Inc.	33,400	466
* XO Group Inc.	24,737	457
* Regis Corp.	29,537	454
* MDC Partners Inc. Class A	45,730	446
* K12 Inc.	27,937	444
National CineMedia Inc.	64,395	442
Rent-A-Center Inc.	39,731	441
Marcus Corp.	15,980	437
* Fiesta Restaurant Group Inc.	21,926	417
Finish Line Inc. Class A	27,922	406
Entravision Communications Corp. Class A	55,671	398
* Golden Entertainment Inc.	12,142	396
* American Public Education Inc.	15,500	388
Sonic Automotive Inc. Class A	21,033	388
* Chefs' Warehouse Inc.	18,575	381
* MarineMax Inc.	19,961	377
* At Home Group Inc.	12,359	376
Ingles Markets Inc. Class A	10,609	367
* Care.com Inc.	19,919	359
Weis Markets Inc.	8,640	358
* Biglari Holdings Inc.	850	352
* Carrols Restaurant Group Inc.	28,976	352
* Chuy's Holdings Inc.	12,300	345
* tronc Inc.	19,200	338
* Del Frisco's Restaurant Group Inc.	21,976	335
Barnes & Noble Inc.	48,661	326
* Monarch Casino & Resort Inc.	7,201	323
* Zoe's Kitchen Inc.	19,190	321
* Ascena Retail Group Inc.	134,582	316
* Titan Machinery Inc.	14,700	311
Carriage Services Inc. Class A	11,883	305
RCI Hospitality Holdings Inc.	10,825	303
* Zumiez Inc.	14,458	301
* TechTarget Inc.	20,502	285
Nathan's Famous Inc.	3,733	282
Shoe Carnival Inc.	10,511	281
* QuinStreet Inc.	33,500	281
Citi Trends Inc.	10,398	275
* America's Car-Mart Inc.	6,119	273
* Del Taco Restaurants Inc.	22,300	270
Pier 1 Imports Inc.	64,848	268

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Cargurus Inc.	8,643	259
	Haverty Furniture Cos. Inc.	11,395	258
*	Hibbett Sports Inc.	12,370	252
*	1-800-Flowers.com Inc. Class A	23,555	252
	Drive Shack Inc.	45,533	252
	Emerald Expositions Events Inc.	12,348	251
	Cato Corp. Class A	15,350	244
	Tile Shop Holdings Inc.	24,906	239
*	Full House Resorts Inc.	61,047	239
	Viacom Inc. Class A	6,793	237
*	Potbelly Corp.	19,079	235
*	Clean Energy Fuels Corp.	115,300	234
	Winmark Corp.	1,800	233
*	Barnes & Noble Education Inc.	27,183	224
*,^	Carvana Co.	11,551	221
*,^	Duluth Holdings Inc.	12,034	215
*	Century Casinos Inc.	23,047	210
*	Sportsman's Warehouse Holdings Inc.	30,589	202
*	Smart & Final Stores Inc.	23,140	198
*	Boot Barn Holdings Inc.	11,900	198
*	Lindblad Expeditions Holdings Inc.	19,500	191
*	Francesca's Holdings Corp.	25,500	186
*	Lands' End Inc.	9,121	178
*	GNC Holdings Inc. Class A	47,805	176
*	Avid Technology Inc.	31,500	170
	Village Super Market Inc. Class A	7,310	168
*	Daily Journal Corp.	728	168
*	El Pollo Loco Holdings Inc.	16,500	163
	CSS Industries Inc.	5,470	152
*	Stitch Fix Inc. Class A	5,744	148
*	Bridgepoint Education Inc. Class A	17,724	147
*	Remark Holdings Inc.	14,727	143
*,^	Tuesday Morning Corp.	51,511	142
*	Habit Restaurants Inc. Class A	14,300	137
*	Liquidity Services Inc.	27,828	135
	Tilly's Inc. Class A	8,952	132
	Saga Communications Inc. Class A	3,201	129
*	Liberty Media Corp-Liberty Braves	5,626	124
*	Bojangles' Inc.	10,456	123
*	FTD Cos. Inc.	16,953	122
*	Townsquare Media Inc. Class A	15,700	121
	Fred's Inc. Class A	29,412	119
	Clear Channel Outdoor Holdings Inc. Class A	25,400	117
	Speedway Motorsports Inc.	6,064	114
*	J Alexander's Holdings Inc.	11,698	113
*	Cogint Inc.	25,300	111
*	AutoWeb Inc.	12,234	110
	Natural Health Trends Corp.	7,100	108
	YuMe Inc.	21,755	104
*,^	Sears Holdings Corp.	27,059	97
*	Global Eagle Entertainment Inc.	41,114	94
*	Container Store Group Inc.	19,400	92
	Liberty Tax Inc.	8,330	92
*,^	Noodles & Co. Class A	17,349	91
*	Reading International Inc. Class A	5,362	90
	Collectors Universe Inc.	3,066	88
*	Ascent Capital Group Inc. Class A	7,443	86
*	Leaf Group Ltd.	8,580	85
*	Lee Enterprises Inc.	33,725	79
*	New York & Co. Inc.	27,708	79
*	RealNetworks Inc.	20,923	72
*	Digital Turbine Inc.	36,287	65
*	Kirkland's Inc.	5,386	64
*	Build-A-Bear Workshop Inc.	6,826	63

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Marchex Inc. Class B	18,900	61
*	Harte-Hanks Inc.	60,325	57
*	Red Lion Hotels Corp.	5,786	57
*	Boston Omaha Corp.	1,750	57
*	EVINE Live Inc.	39,820	56
*	Travelzoo	7,700	50
*	Blue Apron Holdings Inc. Class A	11,631	47
*	PCM Inc.	4,598	46
*	Rubicon Project Inc.	24,107	45
*	Gaia Inc. Class A	3,551	44
*	Profire Energy Inc.	22,183	43
*	Inspired Entertainment Inc.	4,200	41
	Ark Restaurants Corp.	1,339	36
*	CafePress Inc.	18,899	35
*	Luby's Inc.	10,342	27
	AH Belo Corp. Class A	5,110	25
^	Stein Mart Inc.	21,111	24
*	J. Jill Inc.	3,100	24
*	McClatchy Co. Class A	2,633	23
*	Famous Dave's of America Inc.	3,409	22
*	Town Sports International Holdings Inc.	3,700	21
*	Destination XL Group Inc.	8,684	19
*	Diversified Restaurant Holdings Inc.	11,200	18
*	Destination Maternity Corp.	5,138	15
*	Hemisphere Media Group Inc. Class A	1,300	15
*	Cambium Learning Group Inc.	2,620	15
	Big 5 Sporting Goods Corp.	1,878	14
*	Bravo Brio Restaurant Group Inc.	5,231	13
*	Urban One Inc.	6,921	12
*	Educational Development Corp.	600	11
	Insignia Systems Inc.	9,200	11
*	Live Ventures Inc.	600	10
*	TheStreet Inc.	6,263	9
	Salem Media Group Inc. Class A	1,001	4
*	Good Times Restaurants Inc.	1,300	3
*	Rave Restaurant Group Inc.	2,111	3
	Peak Resorts Inc.	300	2
*	SPAR Group Inc.	754	1
	Flanigan's Enterprises Inc.	35	1
*	ONE Group Hospitality Inc.	200	—
*	NTN Buzztime Inc.	100	—
*	Urban One Inc. Class A	200	—
*,2	Achieve Life Sciences Inc. CVR	19,400	—
	National American University Holdings Inc.	100	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			2,850,574
Financials (12.4%)
	JPMorgan Chase & Co.	2,822,972	301,889
*	Berkshire Hathaway Inc. Class B	1,459,218	289,246
	Bank of America Corp.	8,020,336	236,760
	Wells Fargo & Co.	3,603,270	218,610
	Visa Inc. Class A	1,476,323	168,330
	Citigroup Inc.	2,150,575	160,024
	Mastercard Inc. Class A	764,837	115,766
	Goldman Sachs Group Inc.	276,218	70,369
	US Bancorp	1,292,168	69,234
	Morgan Stanley	1,104,456	57,951
	PNC Financial Services Group Inc.	389,970	56,269
	American Express Co.	564,690	56,079
	Chubb Ltd.	358,524	52,391
	Charles Schwab Corp.	985,313	50,616
	American Tower Corp.	349,955	49,928
	BlackRock Inc.	91,881	47,200
	American International Group Inc.	734,075	43,736

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Simon Property Group Inc.	254,273	43,669
Bank of New York Mellon Corp.	796,072	42,876
CME Group Inc.	277,916	40,590
Prudential Financial Inc.	346,983	39,896
Capital One Financial Corp.	395,406	39,375
Crown Castle International Corp.	331,731	36,825
S&P Global Inc.	209,354	35,465
MetLife Inc.	693,611	35,069
Marsh & McLennan Cos. Inc.	417,741	34,000
Intercontinental Exchange Inc.	478,408	33,756
BB&T Corp.	646,940	32,166
Allstate Corp.	292,960	30,676
Travelers Cos. Inc.	225,343	30,566
Equinix Inc.	63,891	28,957
State Street Corp.	288,833	28,193
Aflac Inc.	320,689	28,150
Prologis Inc.	429,160	27,685
Aon plc	205,100	27,483
Progressive Corp.	474,272	26,711
SunTrust Banks Inc.	392,566	25,356
Public Storage	120,974	25,284
* Berkshire Hathaway Inc. Class A	79	23,510
Synchrony Financial	606,469	23,416
Discover Financial Services	296,489	22,806
Weyerhaeuser Co.	611,013	21,544
Ameriprise Financial Inc.	120,368	20,399
AvalonBay Communities Inc.	112,303	20,036
T. Rowe Price Group Inc.	188,196	19,747
Moody's Corp.	131,537	19,416
M&T Bank Corp.	112,332	19,208
Welltower Inc.	298,324	19,024
Digital Realty Trust Inc.	167,008	19,022
Equity Residential	297,865	18,995
KeyCorp	880,685	17,763
Northern Trust Corp.	175,678	17,548
Ventas Inc.	289,952	17,400
Fifth Third Bancorp	571,400	17,336
Citizens Financial Group Inc.	405,154	17,008
Hartford Financial Services Group Inc.	296,098	16,664
Principal Financial Group Inc.	234,278	16,531
Regions Financial Corp.	940,056	16,244
Boston Properties Inc.	124,914	16,243
* SBA Communications Corp. Class A	96,834	15,819
Willis Towers Watson plc	104,818	15,795
Lincoln National Corp.	180,966	13,911
TD Ameritrade Holding Corp.	253,590	12,966
Huntington Bancshares Inc.	885,427	12,892
Essex Property Trust Inc.	53,310	12,867
* IHS Markit Ltd.	281,299	12,701
Realty Income Corp.	220,849	12,593
Comerica Inc.	140,128	12,165
* Markel Corp.	10,671	12,156
Invesco Ltd.	328,713	12,011
Franklin Resources Inc.	273,800	11,864
Host Hotels & Resorts Inc.	597,092	11,852
GGP Inc.	504,011	11,789
Equifax Inc.	97,915	11,546
Loews Corp.	230,383	11,526
Cboe Global Markets Inc.	90,326	11,254
Annaly Capital Management Inc.	936,811	11,139
First Republic Bank	126,837	10,989
* E*TRADE Financial Corp.	220,495	10,930
Vornado Realty Trust	137,363	10,739
Ally Financial Inc.	361,707	10,547

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* CBRE Group Inc. Class A	242,386	10,498
Unum Group	184,772	10,142
* SVB Financial Group	42,409	9,914
HCP Inc.	380,064	9,912
Alexandria Real Estate Equities Inc.	74,945	9,787
Cincinnati Financial Corp.	126,917	9,515
* Liberty Broadband Corp.	108,887	9,273
MSCI Inc. Class A	73,227	9,266
Mid-America Apartment Communities Inc.	91,875	9,239
Raymond James Financial Inc.	103,434	9,237
Affiliated Managers Group Inc.	44,895	9,215
Arthur J Gallagher & Co.	145,250	9,191
* Arch Capital Group Ltd.	100,427	9,116
Extra Space Storage Inc.	98,380	8,603
Regency Centers Corp.	121,468	8,403
UDR Inc.	215,773	8,312
SEI Investments Co.	115,660	8,311
Federal Realty Investment Trust	62,178	8,258
FNF Group	209,104	8,205
Iron Mountain Inc.	217,376	8,202
Zions Bancorporation	160,272	8,147
SL Green Realty Corp.	80,311	8,106
Torchmark Corp.	87,415	7,929
Reinsurance Group of America Inc. Class A	50,209	7,829
Duke Realty Corp.	284,734	7,748
Macerich Co.	116,206	7,632
XL Group Ltd.	211,595	7,440
Voya Financial Inc.	149,386	7,390
Nasdaq Inc.	94,683	7,274
Western Union Co.	378,710	7,199
Everest Re Group Ltd.	32,491	7,189
East West Bancorp Inc.	116,882	7,110
* Alleghany Corp.	11,920	7,105
Camden Property Trust	75,258	6,928
Equity LifeStyle Properties Inc.	75,043	6,680
AGNC Investment Corp.	311,128	6,282
VEREIT Inc.	790,489	6,158
WP Carey Inc.	88,718	6,113
Kimco Realty Corp.	335,816	6,095
Gaming and Leisure Properties Inc.	160,505	5,939
* Signature Bank	42,917	5,891
American Financial Group Inc.	53,925	5,853
Janus Henderson Group plc	152,784	5,846
MarketAxess Holdings Inc.	28,838	5,818
Kilroy Realty Corp.	77,466	5,783
Apartment Investment & Management Co.	126,727	5,539
PacWest Bancorp	109,568	5,522
Invitation Homes Inc.	233,714	5,509
People's United Financial Inc.	292,404	5,468
Lazard Ltd. Class A	104,050	5,463
CIT Group Inc.	109,746	5,403
Jones Lang LaSalle Inc.	35,926	5,350
National Retail Properties Inc.	124,000	5,348
Sun Communities Inc.	57,352	5,321
WR Berkley Corp.	72,170	5,171
Forest City Realty Trust Inc. Class A	213,464	5,144
New York Community Bancorp Inc.	389,779	5,075
First American Financial Corp.	89,483	5,015
Brown & Brown Inc.	97,038	4,994
Lamar Advertising Co. Class A	66,840	4,962
Douglas Emmett Inc.	120,493	4,947
Liberty Property Trust	112,681	4,846
Healthcare Trust of America Inc. Class A	159,942	4,805
Colony NorthStar Inc. Class A	421,044	4,804

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Athene Holding Ltd. Class A	92,241	4,770
Bank of the Ozarks	98,051	4,751
First Horizon National Corp.	237,208	4,742
EPR Properties	71,716	4,695
Eaton Vance Corp.	83,084	4,685
Brixmor Property Group Inc.	248,527	4,638
Assurant Inc.	45,900	4,629
Starwood Property Trust Inc.	213,839	4,565
Cullen/Frost Bankers Inc.	47,094	4,457
American Homes 4 Rent Class A	203,676	4,448
American Campus Communities Inc.	107,719	4,420
^ Omega Healthcare Investors Inc.	159,652	4,397
* Brighthouse Financial Inc.	74,535	4,371
Synovus Financial Corp.	90,533	4,340
* MGIC Investment Corp.	307,551	4,340
Commerce Bancshares Inc.	77,355	4,319
Sterling Bancorp	175,108	4,308
Prosperity Bancshares Inc.	60,599	4,246
CubeSmart	146,215	4,229
Old Republic International Corp.	196,415	4,199
New Residential Investment Corp.	234,675	4,196
Hudson Pacific Properties Inc.	122,078	4,181
* Western Alliance Bancorp	73,721	4,174
DCT Industrial Trust Inc.	70,422	4,139
CyrusOne Inc.	69,157	4,117
RenaissanceRe Holdings Ltd.	32,585	4,092
Webster Financial Corp.	72,845	4,091
Highwoods Properties Inc.	79,000	4,022
LPL Financial Holdings Inc.	70,154	4,009
Medical Properties Trust Inc.	286,441	3,947
* Howard Hughes Corp.	29,952	3,932
* Black Knight Inc.	88,933	3,926
Pinnacle Financial Partners Inc.	59,113	3,919
* SLM Corp.	341,970	3,864
Umpqua Holdings Corp.	180,033	3,745
Hospitality Properties Trust	125,299	3,740
Park Hotels & Resorts Inc.	129,613	3,726
BankUnited Inc.	91,318	3,718
Hanover Insurance Group Inc.	33,958	3,670
Primerica Inc.	36,049	3,661
Wintrust Financial Corp.	44,336	3,652
Senior Housing Properties Trust	190,401	3,646
Radian Group Inc.	175,126	3,609
Axis Capital Holdings Ltd.	70,668	3,552
Life Storage Inc.	39,639	3,531
STORE Capital Corp.	135,342	3,524
FNB Corp.	254,470	3,517
* Liberty Ventures Class A	64,637	3,506
CNO Financial Group Inc.	141,632	3,497
* Zillow Group Inc.	83,417	3,413
* Texas Capital Bancshares Inc.	38,338	3,408
Spirit Realty Capital Inc.	396,659	3,403
Cathay General Bancorp	80,486	3,394
Assured Guaranty Ltd.	97,551	3,304
Associated Banc-Corp	128,532	3,265
Investors Bancorp Inc.	234,784	3,259
Healthcare Realty Trust Inc.	100,816	3,238
Apple Hospitality REIT Inc.	163,894	3,214
Gramercy Property Trust	120,259	3,206
Weingarten Realty Investors	97,383	3,201
Hancock Holding Co.	64,508	3,193
Interactive Brokers Group Inc.	53,772	3,184
Rayonier Inc.	100,549	3,180
Bank of Hawaii Corp.	37,006	3,171

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Credit Acceptance Corp.	9,756	3,156
Home BancShares Inc.	135,546	3,151
* Equity Commonwealth	102,840	3,138
CoreSite Realty Corp.	27,397	3,121
IBERIABANK Corp.	40,211	3,116
Glacier Bancorp Inc.	78,866	3,107
Legg Mason Inc.	73,961	3,105
Realogy Holdings Corp.	116,394	3,084
United Bankshares Inc.	88,311	3,069
Cousins Properties Inc.	329,769	3,050
RLJ Lodging Trust	137,470	3,020
Stifel Financial Corp.	50,647	3,017
Taubman Centers Inc.	45,519	2,978
Chemical Financial Corp.	55,450	2,965
* Essent Group Ltd.	68,167	2,960
Chimera Investment Corp.	157,755	2,915
Validus Holdings Ltd.	61,490	2,885
Popular Inc.	80,700	2,864
Navient Corp.	213,769	2,847
Sunstone Hotel Investors Inc.	170,791	2,823
UMB Financial Corp.	38,508	2,769
First Industrial Realty Trust Inc.	88,004	2,769
Selective Insurance Group Inc.	46,409	2,724
MFA Financial Inc.	339,903	2,692
MB Financial Inc.	60,431	2,690
Sabra Health Care REIT Inc.	143,144	2,687
JBG SMITH Properties	76,843	2,669
Blackstone Mortgage Trust Inc. Class A	82,710	2,662
Retail Properties of America Inc.	197,426	2,653
BGC Partners Inc. Class A	175,498	2,652
Columbia Banking System Inc.	61,035	2,651
Washington Federal Inc.	77,235	2,645
Federated Investors Inc. Class B	73,241	2,643
FirstCash Inc.	39,123	2,639
Physicians Realty Trust	144,200	2,594
Erie Indemnity Co. Class A	20,930	2,550
ProAssurance Corp.	44,332	2,534
National Health Investors Inc.	33,352	2,514
Outfront Media Inc.	107,718	2,499
LaSalle Hotel Properties	88,973	2,497
South State Corp.	28,492	2,483
Valley National Bancorp	220,826	2,478
Brandywine Realty Trust	132,642	2,413
Fulton Financial Corp.	134,711	2,411
^ First Financial Bankshares Inc.	53,418	2,406
Columbia Property Trust Inc.	104,288	2,393
TCF Financial Corp.	116,567	2,390
Empire State Realty Trust Inc.	116,294	2,388
Corporate Office Properties Trust	81,720	2,386
First Citizens BancShares Inc. Class A	5,867	2,364
GEO Group Inc.	100,140	2,363
PS Business Parks Inc.	18,717	2,341
Piedmont Office Realty Trust Inc. Class A	119,361	2,341
^ Uniti Group Inc.	130,750	2,326
Two Harbors Investment Corp.	143,008	2,325
Ryman Hospitality Properties Inc.	33,641	2,322
Paramount Group Inc.	143,905	2,281
Lexington Realty Trust	235,949	2,277
White Mountains Insurance Group Ltd.	2,589	2,204
DDR Corp.	244,064	2,187
Evercore Inc. Class A	24,282	2,185
EastGroup Properties Inc.	24,701	2,183
CoreCivic Inc.	96,787	2,178
Education Realty Trust Inc.	61,479	2,147

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
BancorpSouth Bank	68,072	2,141
Pebblebrook Hotel Trust	57,538	2,139
CVB Financial Corp.	90,289	2,127
* Green Dot Corp. Class A	35,233	2,123
American Equity Investment Life Holding Co.	69,016	2,121
Kemper Corp.	30,603	2,109
Aspen Insurance Holdings Ltd.	51,600	2,095
American National Insurance Co.	16,083	2,063
RLI Corp.	33,707	2,045
* LendingTree Inc.	5,965	2,031
Tanger Factory Outlet Centers Inc.	75,286	1,996
International Bancshares Corp.	50,168	1,992
Community Bank System Inc.	37,050	1,991
Urban Edge Properties	78,062	1,990
BOK Financial Corp.	21,540	1,989
* HealthEquity Inc.	42,171	1,968
Xenia Hotels & Resorts Inc.	89,279	1,928
First Midwest Bancorp Inc.	80,210	1,926
Old National Bancorp	110,147	1,922
* Zillow Group Inc. Class A	46,190	1,882
STAG Industrial Inc.	68,331	1,867
Retail Opportunity Investments Corp.	93,592	1,867
Great Western Bancorp Inc.	46,312	1,843
Hope Bancorp Inc.	100,429	1,833
Kite Realty Group Trust	93,251	1,828
Rexford Industrial Realty Inc.	62,074	1,810
Acadia Realty Trust	66,095	1,808
DiamondRock Hospitality Co.	159,910	1,805
Trustmark Corp.	56,601	1,803
QTS Realty Trust Inc. Class A	32,690	1,770
Washington REIT	55,718	1,734
Invesco Mortgage Capital Inc.	96,842	1,727
Santander Consumer USA Holdings Inc.	91,258	1,699
Kennedy-Wilson Holdings Inc.	97,751	1,696
Potlatch Corp.	33,571	1,675
ServisFirst Bancshares Inc.	40,258	1,671
* Blackhawk Network Holdings Inc.	46,861	1,671
Simmons First National Corp. Class A	29,067	1,660
HFF Inc. Class A	32,757	1,593
Independent Bank Corp.	22,731	1,588
United Community Banks Inc.	56,250	1,583
Banner Corp.	28,694	1,582
LTC Properties Inc.	36,229	1,578
Hilltop Holdings Inc.	62,227	1,576
Financial Engines Inc.	51,450	1,559
Apollo Commercial Real Estate Finance Inc.	84,024	1,550
* HRG Group Inc.	89,983	1,525
* FCB Financial Holdings Inc. Class A	29,603	1,504
Terreno Realty Corp.	42,603	1,494
Select Income REIT	58,837	1,479
Four Corners Property Trust Inc.	57,218	1,470
First Merchants Corp.	34,926	1,469
Waddell & Reed Financial Inc. Class A	64,635	1,444
* Eagle Bancorp Inc.	24,785	1,435
Renasant Corp.	35,017	1,432
* Enstar Group Ltd.	7,130	1,431
* OneMain Holdings Inc.	54,946	1,428
Argo Group International Holdings Ltd.	22,950	1,415
Horace Mann Educators Corp.	31,970	1,410
Ameris Bancorp	29,122	1,404
Mack-Cali Realty Corp.	65,082	1,403
Capitol Federal Financial Inc.	103,770	1,392
Towne Bank	44,909	1,381
NBT Bancorp Inc.	37,420	1,377

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Government Properties Income Trust	73,631	1,365
Artisan Partners Asset Management Inc. Class A	34,504	1,363
WesBanco Inc.	33,443	1,359
Westamerica Bancorporation	22,807	1,358
LegacyTexas Financial Group Inc.	32,165	1,358
Chesapeake Lodging Trust	49,633	1,345
* BofI Holding Inc.	44,724	1,337
Park National Corp.	12,746	1,326
Agree Realty Corp.	25,765	1,325
Northwest Bancshares Inc.	77,735	1,300
* Pacific Premier Bancorp Inc.	32,011	1,280
* Genworth Financial Inc. Class A	406,111	1,263
Summit Hotel Properties Inc.	82,782	1,261
First Commonwealth Financial Corp.	87,842	1,258
CYS Investments Inc.	154,772	1,243
Union Bankshares Corp.	34,055	1,232
Provident Financial Services Inc.	45,666	1,232
* PRA Group Inc.	36,640	1,216
First Hawaiian Inc.	41,591	1,214
Brookline Bancorp Inc.	77,290	1,213
* LendingClub Corp.	291,600	1,204
American Assets Trust Inc.	31,375	1,200
Mercury General Corp.	22,337	1,194
WSFS Financial Corp.	24,835	1,188
Moelis & Co. Class A	24,397	1,183
Boston Private Financial Holdings Inc.	76,152	1,177
WisdomTree Investments Inc.	93,383	1,172
Washington Prime Group Inc.	163,115	1,161
First Financial Bancorp	44,016	1,160
CareTrust REIT Inc.	67,650	1,134
Lakeland Financial Corp.	23,038	1,117
Redwood Trust Inc.	75,038	1,112
Global Net Lease Inc.	53,846	1,108
National Storage Affiliates Trust	40,263	1,098
Independent Bank Group Inc.	16,174	1,093
* Walker & Dunlop Inc.	22,991	1,092
Monmouth Real Estate Investment Corp.	61,226	1,090
CenterState Bank Corp.	41,616	1,071
Beneficial Bancorp Inc.	64,718	1,065
Navigators Group Inc.	21,614	1,053
NRG Yield Inc.	55,524	1,049
S&T Bancorp Inc.	26,318	1,048
Alexander & Baldwin Inc.	37,726	1,047
State Bank Financial Corp.	35,025	1,045
Central Pacific Financial Corp.	34,979	1,043
* Quality Care Properties Inc.	74,379	1,027
Safety Insurance Group Inc.	12,713	1,022
Berkshire Hills Bancorp Inc.	27,719	1,015
Heartland Financial USA Inc.	18,844	1,011
PennyMac Mortgage Investment Trust	62,865	1,010
First Busey Corp.	33,258	996
Employers Holdings Inc.	22,386	994
Houlihan Lokey Inc. Class A	21,645	983
ARMOUR Residential REIT Inc.	38,217	983
Tompkins Financial Corp.	11,923	970
* Third Point Reinsurance Ltd.	65,983	967
* Flagstar Bancorp Inc.	25,622	959
Hanmi Financial Corp.	31,358	952
First Interstate BancSystem Inc. Class A	23,530	942
Franklin Street Properties Corp.	87,651	941
City Holding Co.	13,873	936
Easterly Government Properties Inc.	43,769	934
MTGE Investment Corp.	50,138	928
Piper Jaffray Cos.	10,732	926

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
AMERISAFE Inc.	14,691	905
Ramco-Gershenson Properties Trust	60,970	898
* Cannae Holdings Inc.	52,566	895
* Encore Capital Group Inc.	21,177	892
Meridian Bancorp Inc.	43,088	888
Hannon Armstrong Sustainable Infrastructure Capital Inc.	36,558	880
Banc of California Inc.	42,099	869
Kearny Financial Corp.	58,847	850
National Bank Holdings Corp. Class A	26,183	849
* NMI Holdings Inc. Class A	49,900	848
Cohen & Steers Inc.	17,780	841
CBL & Associates Properties Inc.	148,066	838
Capstead Mortgage Corp.	96,564	835
Seritage Growth Properties Class A	20,617	834
National General Holdings Corp.	42,420	833
TFS Financial Corp.	55,349	827
James River Group Holdings Ltd.	20,658	827
United Financial Bancorp Inc.	45,505	803
* Seacoast Banking Corp. of Florida	31,508	794
Kinsale Capital Group Inc.	17,650	794
Ladder Capital Corp. Class A	58,092	792
Infinity Property & Casualty Corp.	7,431	788
AmTrust Financial Services Inc.	77,969	785
United Fire Group Inc.	16,918	771
* First BanCorp	150,708	769
Tier REIT Inc.	36,875	752
BancFirst Corp.	14,474	740
* iStar Inc.	65,017	735
Southside Bancshares Inc.	21,552	726
Universal Health Realty Income Trust	9,637	724
Preferred Apartment Communities Inc. Class A	35,720	723
* St. Joe Co.	39,898	720
Sandy Spring Bancorp Inc.	18,337	716
Universal Insurance Holdings Inc.	26,161	715
Chatham Lodging Trust	31,385	714
Pennsylvania REIT	59,466	707
Virtu Financial Inc. Class A	37,712	690
First Bancorp	19,501	689
MainSource Financial Group Inc.	18,846	684
Meta Financial Group Inc.	7,376	683
Stewart Information Services Corp.	16,108	681
Heritage Financial Corp.	22,116	681
Alexander's Inc.	1,706	675
TriCo Bancshares	17,554	665
Independence Realty Trust Inc.	65,827	664
National Western Life Group Inc. Class A	2,004	663
Anworth Mortgage Asset Corp.	121,510	661
NRG Yield Inc. Class A	34,920	658
RE/MAX Holdings Inc. Class A	13,509	655
Community Trust Bancorp Inc.	13,692	645
Flushing Financial Corp.	23,366	643
New Senior Investment Group Inc.	84,956	642
* Customers Bancorp Inc.	24,581	639
Guaranty Bancorp	22,815	631
Dime Community Bancshares Inc.	30,008	629
Preferred Bank	10,676	628
Altisource Residential Corp.	52,800	626
Lakeland Bancorp Inc.	32,432	624
Nelnet Inc. Class A	11,285	618
Enterprise Financial Services Corp.	13,618	615
* INTL. FCStone Inc.	14,401	612
Investors Real Estate Trust	106,895	607
Granite Point Mortgage Trust Inc.	34,192	607
Bryn Mawr Bank Corp.	13,625	602

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	ConnectOne Bancorp Inc.	22,576	581
	Community Healthcare Trust Inc.	20,515	576
	Carolina Financial Corp.	15,500	576
	Saul Centers Inc.	9,308	575
	Getty Realty Corp.	21,092	573
	First of Long Island Corp.	19,754	563
	New York Mortgage Trust Inc.	89,300	551
	Gladstone Commercial Corp.	26,152	551
	TrustCo Bank Corp. NY	59,857	551
	Virtus Investment Partners Inc.	4,779	550
	PJT Partners Inc.	11,951	545
	OceanFirst Financial Corp.	20,735	544
	Ashford Hospitality Trust Inc.	80,755	543
	Cedar Realty Trust Inc.	89,229	543
	Horizon Bancorp	19,456	541
*,^	MBIA Inc.	73,617	539
*	HomeStreet Inc.	18,571	538
	InfraREIT Inc.	28,600	531
*	Triumph Bancorp Inc.	16,730	527
	Waterstone Financial Inc.	30,794	525
	Oritani Financial Corp.	31,918	523
3	Federal Agricultural Mortgage Corp.	6,611	517
	AG Mortgage Investment Trust Inc.	27,199	517
	German American Bancorp Inc.	14,598	516
	Urstadt Biddle Properties Inc. Class A	23,658	514
	New York REIT Inc.	130,264	512
	Washington Trust Bancorp Inc.	9,560	509
	Stock Yards Bancorp Inc.	13,445	507
	Investment Technology Group Inc.	26,214	505
	Northfield Bancorp Inc.	29,510	504
*	Ambac Financial Group Inc.	31,476	503
	Univest Corp. of Pennsylvania	17,240	484
	UMH Properties Inc.	32,240	480
	Diamond Hill Investment Group Inc.	2,304	476
*	Greenlight Capital Re Ltd. Class A	23,027	463
	Live Oak Bancshares Inc.	19,100	456
*	Bancorp Inc.	45,422	449
*	EZCORP Inc. Class A	36,738	448
*	Veritex Holdings Inc.	16,129	445
	Great Southern Bancorp Inc.	8,604	444
*	Nationstar Mortgage Holdings Inc.	24,010	444
	Bank Mutual Corp.	41,362	440
	Armada Hoffler Properties Inc.	28,269	439
	Camden National Corp.	10,417	439
	FBL Financial Group Inc. Class A	6,229	434
	Fidelity Southern Corp.	19,619	428
	CoBiz Financial Inc.	21,315	426
	Western Asset Mortgage Capital Corp.	42,800	426
	Mercantile Bank Corp.	12,019	425
*	Marcus & Millichap Inc.	12,950	422
	NexPoint Residential Trust Inc.	15,066	421
	Bridge Bancorp Inc.	11,951	418
	KKR Real Estate Finance Trust Inc.	20,439	409
*	FB Financial Corp.	9,698	407
	Ares Commercial Real Estate Corp.	31,395	405
	Blue Hills Bancorp Inc.	20,100	404
*	Williams Scotsman Corp.	31,359	398
	Peapack Gladstone Financial Corp.	11,371	398
	Old Second Bancorp Inc.	28,950	395
	Innovative Industrial Properties Inc.	12,208	394
	Hersha Hospitality Trust Class A	22,534	392
	Dynex Capital Inc.	54,405	381
	First Connecticut Bancorp Inc.	14,569	381
	QCR Holdings Inc.	8,851	379

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Heritage Commerce Corp.	24,661	378
*	PennyMac Financial Services Inc. Class A	16,850	377
	Whitestone REIT	25,845	372
*	Opus Bank	13,400	366
	BBX Capital Corp. Class A	45,891	366
	Maiden Holdings Ltd.	55,137	364
	Westwood Holdings Group Inc.	5,375	356
	Republic Bancorp Inc. Class A	9,337	355
*	Franklin Financial Network Inc.	10,402	355
	CatchMark Timber Trust Inc. Class A	26,945	354
	City Office REIT Inc.	27,188	354
	Peoples Bancorp Inc.	10,757	351
	OFG Bancorp	37,200	350
	First Defiance Financial Corp.	6,712	349
	State Auto Financial Corp.	11,941	348
*	Enova International Inc.	22,835	347
*	Republic First Bancorp Inc.	40,959	346
^	Heritage Insurance Holdings Inc.	18,794	339
	Arbor Realty Trust Inc.	39,133	338
*	First Foundation Inc.	18,200	337
	GAIN Capital Holdings Inc.	33,658	337
*	National Commerce Corp.	8,300	334
*	Nicolet Bankshares Inc.	6,101	334
*	Cadence BanCorp Class A	12,211	331
	Ladenburg Thalmann Financial Services Inc.	102,733	325
*	Allegiance Bancshares Inc.	8,582	323
	First Community Bancshares Inc.	11,246	323
*	MoneyGram International Inc.	24,360	321
	United Community Financial Corp.	35,056	320
*	TriState Capital Holdings Inc.	13,857	319
*	Cowen Inc. Class A	23,140	316
	CorEnergy Infrastructure Trust Inc.	8,205	313
*	eHealth Inc.	17,903	311
	People's Utah Bancorp	10,200	309
	First Financial Corp.	6,706	304
*	HomeTrust Bancshares Inc.	11,780	303
*	Green Bancorp Inc.	14,900	302
	Jernigan Capital Inc.	15,821	301
	Financial Institutions Inc.	9,379	292
	Stratus Properties Inc.	9,821	292
*	Atlantic Capital Bancshares Inc.	16,236	286
	One Liberty Properties Inc.	10,728	278
	Gladstone Land Corp.	20,671	278
	Midland States Bancorp Inc.	8,527	277
*	World Acceptance Corp.	3,430	277
*	Regional Management Corp.	10,486	276
	MidWestOne Financial Group Inc.	8,214	275
	Farmers National Banc Corp.	18,311	270
	1st Source Corp.	5,396	267
	Independence Holding Co.	9,666	265
*,^	Redfin Corp.	8,366	262
*	Paragon Commercial Corp.	4,916	262
	Enterprise Bancorp Inc.	7,609	259
	Arlington Asset Investment Corp. Class A	21,986	259
*	Tejon Ranch Co.	12,386	257
	FS Bancorp Inc.	4,692	256
	Farmers & Merchants Bancorp Inc.	6,274	256
*	PCSB Financial Corp.	13,317	254
	MedEquities Realty Trust Inc.	22,493	252
	PICO Holdings Inc.	19,680	252
	Greenhill & Co. Inc.	12,867	251
	First Internet Bancorp	6,535	249
*	On Deck Capital Inc.	43,379	249
	RMR Group Inc. Class A	4,122	244

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Newmark Group Inc. Class A	15,216	242
	Bar Harbor Bankshares	8,897	240
	Bank of Marin Bancorp	3,495	238
*	Atlantic Coast Financial Corp.	24,886	235
*	Citizens Inc. Class A	31,923	235
*	Ocwen Financial Corp.	74,400	233
*	Health Insurance Innovations Inc. Class A	9,300	232
	LCNB Corp.	11,324	232
	HCI Group Inc.	7,700	230
	West Bancorporation Inc.	9,152	230
*	FRP Holdings Inc.	5,200	230
	United Insurance Holdings Corp.	13,318	230
	CNB Financial Corp.	8,629	226
	Ashford Hospitality Prime Inc.	23,186	226
^	Farmland Partners Inc.	25,906	225
*	NI Holdings Inc.	13,238	225
	Clipper Realty Inc.	22,378	224
	WashingtonFirst Bankshares Inc.	6,479	222
	Bluerock Residential Growth REIT Inc. Class A	21,010	212
	Independent Bank Corp.	9,426	211
*	Global Indemnity Ltd.	4,932	207
*	AV Homes Inc.	12,328	205
	First Bancshares Inc.	6,000	205
	First Bancorp Inc.	7,436	202
*	Southern First Bancshares Inc.	4,828	199
*	Atlas Financial Holdings Inc.	9,560	196
*,^	Altisource Portfolio Solutions SA	7,006	196
*	Equity Bancshares Inc. Class A	5,504	195
	Citizens & Northern Corp.	8,016	192
	Civista Bancshares Inc.	8,700	191
	FNB Bancorp	5,215	190
	Orchid Island Capital Inc.	20,500	190
	SI Financial Group Inc.	12,894	190
	Guaranty Bancshares Inc.	6,100	187
	Consolidated-Tomoka Land Co.	2,900	184
	Peoples Financial Services Corp.	3,941	184
	Access National Corp.	6,547	182
	Bank of Commerce Holdings	15,700	181
*	Xenith Bankshares Inc.	5,320	180
	Codorus Valley Bancorp Inc.	6,523	180
*	HarborOne Bancorp Inc.	9,300	178
	American National Bankshares Inc.	4,639	178
	Global Self Storage Inc.	38,187	177
	ESSA Bancorp Inc.	11,162	175
	Orrstown Financial Services Inc.	6,920	175
	Investors Title Co.	878	174
*	Bay Bancorp Inc.	14,068	173
	Charter Financial Corp.	9,767	171
	Sutherland Asset Management Corp.	11,260	171
	Old Line Bancshares Inc.	5,764	170
	Ames National Corp.	6,054	169
	National Bankshares Inc.	3,708	169
	Arrow Financial Corp.	4,959	168
	First Mid-Illinois Bancshares Inc.	4,366	168
	Marlin Business Services Corp.	7,477	167
	Great Ajax Corp.	12,039	166
	Summit Financial Group Inc.	6,281	165
	Century Bancorp Inc. Class A	2,107	165
	First Bank	11,903	165
	Oppenheimer Holdings Inc. Class A	6,100	163
*	WMIH Corp.	190,248	162
	Sun Bancorp Inc.	6,440	156
	MBT Financial Corp.	14,741	156
	Sierra Bancorp	5,807	154

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Hingham Institution for Savings	734	152
*	Maui Land & Pineapple Co. Inc.	8,699	150
	Western New England Bancorp Inc.	13,768	150
	Northrim BanCorp Inc.	4,388	149
*	Pacific Mercantile Bancorp	16,913	148
	Farmers Capital Bank Corp.	3,808	147
	BCB Bancorp Inc.	10,100	146
	Pzena Investment Management Inc. Class A	13,626	145
*	BSB Bancorp Inc.	4,902	143
*	Coastway Bancorp Inc.	6,522	139
	Macatawa Bank Corp.	13,835	138
	Sotherly Hotels Inc.	21,370	138
	MutualFirst Financial Inc.	3,568	138
	Home Bancorp Inc.	3,133	135
	Riverview Bancorp Inc.	15,015	130
	Premier Financial Bancorp Inc.	6,402	129
	Federated National Holding Co.	7,746	128
*	Hallmark Financial Services Inc.	12,230	128
	Central Valley Community Bancorp	6,320	128
	Commerce Union Bancshares Inc.	4,900	126
	Chemung Financial Corp.	2,585	124
	Associated Capital Group Inc. Class A	3,601	123
	MidSouth Bancorp Inc.	9,161	121
	First Financial Northwest Inc.	7,735	120
	Capital City Bank Group Inc.	5,193	119
	Community Financial Corp.	3,100	119
^	Global Medical REIT Inc.	14,476	119
	County Bancorp Inc.	3,986	119
	Cherry Hill Mortgage Investment Corp.	6,580	118
	Clifton Bancorp Inc.	6,917	118
*	Howard Bancorp Inc.	5,371	118
	Penns Woods Bancorp Inc.	2,515	117
	TPG RE Finance Trust Inc.	6,100	116
*	Safeguard Scientifics Inc.	10,236	115
	Southern National Bancorp of Virginia Inc.	7,147	115
	Baldwin & Lyons Inc.	4,773	114
	Resource Capital Corp.	12,023	113
*	Sunshine Bancorp Inc.	4,828	111
*	Capstar Financial Holdings Inc.	5,200	108
	AmeriServ Financial Inc.	25,974	108
	Reis Inc.	5,175	107
	Southern Missouri Bancorp Inc.	2,768	104
	DNB Financial Corp.	3,057	103
	Five Oaks Investment Corp.	25,250	101
	First Guaranty Bancshares Inc.	4,010	100
*,^	Impac Mortgage Holdings Inc.	9,700	99
	Donegal Group Inc. Class A	5,642	98
	United Community Bancorp	4,600	98
	First Business Financial Services Inc.	4,375	97
*	Trinity Place Holdings Inc.	13,754	96
*	Tremont Mortgage Trust	6,500	95
	Kingstone Cos. Inc.	5,028	95
	First US Bancshares Inc.	7,300	93
	Safety Income and Growth Inc.	5,286	93
	Evans Bancorp Inc.	2,217	93
	C&F Financial Corp.	1,595	93
	Provident Financial Holdings Inc.	4,937	91
	Union Bankshares Inc.	1,685	89
	Shore Bancshares Inc.	5,231	87
3	Federal Agricultural Mortgage Corp. Class A	1,200	87
	First Savings Financial Group Inc.	1,513	87
	Investar Holding Corp.	3,367	81
	Bankwell Financial Group Inc.	2,304	79
*	Community Bankers Trust Corp.	9,600	78

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Northeast Bancorp	3,351	78
	Timberland Bancorp Inc.	2,903	77
	Tiptree Inc.	12,203	73
*	Bluegreen Vacations Corp.	3,855	70
*	Elevate Credit Inc.	9,235	70
	Owens Realty Mortgage Inc.	4,339	69
	EMC Insurance Group Inc.	2,382	68
*	Forestar Group Inc.	3,072	68
	Wheeler REIT Inc.	6,650	66
*	Aspen Group Inc.	7,360	66
	United Bancorp Inc.	4,787	63
	Bear State Financial Inc.	6,137	63
*	Ashford Inc.	669	62
	1st Constitution Bancorp	3,305	61
	Territorial Bancorp Inc.	1,900	59
	Griffin Industrial Realty Inc.	1,544	57
	Hamilton Lane Inc. Class A	1,570	56
	Merchants Bancorp	2,800	55
*	SmartFinancial Inc.	2,534	55
	HopFed Bancorp Inc.	3,819	54
*	Malvern Bancorp Inc.	1,969	52
*	Consumer Portfolio Services Inc.	12,245	51
*	Bank of Princeton	1,448	50
	Unity Bancorp Inc.	2,500	49
*	Provident Bancorp Inc.	1,863	49
*	Altisource Asset Management Corp.	600	49
	American River Bankshares	3,207	49
	Parke Bancorp Inc.	2,170	45
*,^,2	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
	Peoples Bancorp of North Carolina Inc.	1,304	40
*	Select Bancorp Inc.	3,067	39
	Hennessy Advisors Inc.	2,250	37
*	First Northwest Bancorp	2,264	37
	Ellington Residential Mortgage REIT	2,900	35
	ACNB Corp.	1,137	34
	CB Financial Services Inc.	1,017	31
	Two River Bancorp	1,696	31
	BankFinancial Corp.	1,967	30
*	Entegra Financial Corp.	993	29
*	Byline Bancorp Inc.	1,259	29
	Plumas Bancorp	1,247	29
*	Metropolitan Bank Holding Corp.	596	25
	Middlefield Banc Corp.	498	24
	Silvercrest Asset Management Group Inc. Class A	1,432	23
*	Walter Investment Management Corp.	26,116	22
*	PDL Community Bancorp	1,403	21
	RAIT Financial Trust	54,821	21
*	Luther Burbank Corp.	1,664	20
	Greene County Bancorp Inc.	608	20
	RBB Bancorp	701	19
	Norwood Financial Corp.	566	19
	Citizens First Corp.	700	17
	Old Point Financial Corp.	555	17
	Eagle Bancorp Montana Inc.	773	16
*	RMG Networks Holding Corp.	19,739	16
*	1347 Property Insurance Holdings Inc.	1,800	13
	Mackinac Financial Corp.	714	11
*,^	CPI Card Group Inc.	3,092	11
*	First Acceptance Corp.	8,936	11
*	Performant Financial Corp.	6,364	10
*	HV Bancorp Inc.	639	10
	Sussex Bancorp	271	7
*	Intersections Inc.	2,900	7
	WVS Financial Corp.	400	6

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	United Security Bancshares	543	6
*	Security National Financial Corp. Class A	1,012	5
*	Severn Bancorp Inc.	632	5
*	ZAIS Group Holdings Inc.	1,100	4
	Summit State Bank	290	4
*	Jason Industries Inc.	1,500	4
	Sound Financial Bancorp Inc.	97	3
	Atlantic American Corp.	982	3
*	Asta Funding Inc.	419	3
	Medley Management Inc. Class A	400	3
	Bancorp of New Jersey Inc.	137	2
	Citizens Community Bancorp Inc.	157	2
	Bank of the James Financial Group Inc.	100	2
*	ITUS Corp.	600	1
*,2	Ambit Biosciences Corp. CVR	1,900	1
*	Anchor Bancorp Inc.	44	1
*	Conifer Holdings Inc.	100	1
*	Broadway Financial Corp.	100	—
			4,581,058
Health Care (7.6%)
	Johnson & Johnson	2,183,068	305,018
	Pfizer Inc.	4,839,873	175,300
	UnitedHealth Group Inc.	785,890	173,257
	AbbVie Inc.	1,297,725	125,503
	Merck & Co. Inc.	2,215,257	124,653
	Amgen Inc.	590,565	102,699
	Medtronic plc	1,102,855	89,056
	Bristol-Myers Squibb Co.	1,332,014	81,626
	Abbott Laboratories	1,412,830	80,630
	Gilead Sciences Inc.	1,062,303	76,103
	Eli Lilly & Co.	807,073	68,165
*	Celgene Corp.	640,028	66,793
	Thermo Fisher Scientific Inc.	325,275	61,763
*	Biogen Inc.	172,251	54,874
	Aetna Inc.	265,447	47,884
	Anthem Inc.	208,939	47,013
	Becton Dickinson and Co.	216,547	46,354
	Allergan plc	270,476	44,244
	Cigna Corp.	200,645	40,749
	Stryker Corp.	244,341	37,834
*	Express Scripts Holding Co.	460,886	34,401
*	Intuitive Surgical Inc.	91,014	33,215
*	Vertex Pharmaceuticals Inc.	206,006	30,872
	Humana Inc.	116,387	28,872
	Zoetis Inc.	397,092	28,607
*	Boston Scientific Corp.	1,114,861	27,637
	Baxter International Inc.	412,175	26,643
*	Illumina Inc.	119,241	26,053
*	Regeneron Pharmaceuticals Inc.	64,518	24,256
*	Alexion Pharmaceuticals Inc.	173,045	20,694
*	HCA Healthcare Inc.	230,932	20,285
	Zimmer Biomet Holdings Inc.	164,438	19,843
*	Edwards Lifesciences Corp.	172,163	19,405
*	Mylan NV	415,139	17,565
*	Incyte Corp.	145,519	13,782
*	Centene Corp.	133,839	13,502
*	Laboratory Corp. of America Holdings	83,559	13,329
*	Align Technology Inc.	58,719	13,047
*	BioMarin Pharmaceutical Inc.	144,019	12,842
*	IQVIA Holdings Inc.	128,293	12,560
	Dentsply Sirona Inc.	187,831	12,365
*	Waters Corp.	62,023	11,982
*	IDEXX Laboratories Inc.	71,770	11,223
	Quest Diagnostics Inc.	111,622	10,994

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
ResMed Inc.	114,896	9,731
* Hologic Inc.	226,337	9,676
* Alnylam Pharmaceuticals Inc.	72,465	9,207
Teleflex Inc.	36,397	9,056
Perrigo Co. plc	103,823	9,049
* Henry Schein Inc.	128,370	8,971
Cooper Cos. Inc.	39,359	8,576
* Varian Medical Systems Inc.	75,087	8,346
Universal Health Services Inc. Class B	71,687	8,126
* DaVita Inc.	112,180	8,105
* Nektar Therapeutics Class A	126,903	7,579
* Exelixis Inc.	240,180	7,301
* WellCare Health Plans Inc.	36,278	7,296
* Bluebird Bio Inc.	39,910	7,108
* Alkermes plc	126,461	6,921
* ABIOMED Inc.	33,850	6,344
* Jazz Pharmaceuticals plc	46,461	6,256
West Pharmaceutical Services Inc.	60,902	6,009
STERIS plc	66,929	5,854
* Neurocrine Biosciences Inc.	73,052	5,668
* Sage Therapeutics Inc.	31,942	5,261
* Exact Sciences Corp.	97,366	5,116
* Ionis Pharmaceuticals Inc.	100,098	5,035
* United Therapeutics Corp.	33,886	5,013
* Bioverativ Inc.	89,833	4,844
* Catalent Inc.	110,151	4,525
Hill-Rom Holdings Inc.	52,768	4,448
* Charles River Laboratories International Inc.	37,915	4,150
* Seattle Genetics Inc.	77,174	4,129
* Bio-Rad Laboratories Inc. Class A	17,238	4,114
Bio-Techne Corp.	31,682	4,104
* MEDNAX Inc.	76,784	4,103
* DexCom Inc.	70,353	4,038
HealthSouth Corp.	76,846	3,797
* PRA Health Sciences Inc.	40,834	3,719
* Envision Healthcare Corp.	96,041	3,319
* Insulet Corp.	46,848	3,233
Cantel Medical Corp.	30,605	3,148
* Juno Therapeutics Inc.	68,600	3,136
* Masimo Corp.	36,587	3,103
Healthcare Services Group Inc.	57,025	3,006
* Molina Healthcare Inc.	38,534	2,955
Bruker Corp.	81,884	2,810
* Sarepta Therapeutics Inc.	50,079	2,786
* INC Research Holdings Inc. Class A	63,116	2,752
* FibroGen Inc.	57,005	2,702
* Neogen Corp.	32,682	2,687
* Clovis Oncology Inc.	38,413	2,612
* ICU Medical Inc.	12,006	2,593
* Haemonetics Corp.	44,612	2,591
* Portola Pharmaceuticals Inc.	53,000	2,580
* Integra LifeSciences Holdings Corp.	52,898	2,532
* Puma Biotechnology Inc.	25,419	2,513
* TESARO Inc.	30,298	2,511
* Blueprint Medicines Corp.	32,413	2,444
* ACADIA Pharmaceuticals Inc.	80,978	2,438
Patterson Cos. Inc.	66,095	2,388
* Akorn Inc.	71,739	2,312
* Penumbra Inc.	24,297	2,286
* NuVasive Inc.	39,076	2,286
* Ligand Pharmaceuticals Inc.	16,301	2,232
* Globus Medical Inc.	53,739	2,209
* Acadia Healthcare Co. Inc.	67,233	2,194
* Array BioPharma Inc.	156,894	2,008

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Halozyme Therapeutics Inc.	98,918	2,004
*	Avexis Inc.	18,074	2,000
*	Prestige Brands Holdings Inc.	44,686	1,985
*	Horizon Pharma plc	135,923	1,984
*	Insmed Inc.	63,257	1,972
*	Agios Pharmaceuticals Inc.	33,779	1,931
*	Myriad Genetics Inc.	55,482	1,906
*	Amicus Therapeutics Inc.	130,869	1,883
*	Wright Medical Group NV	84,517	1,876
*	Magellan Health Inc.	18,946	1,829
*	Aerie Pharmaceuticals Inc.	29,817	1,782
*	Merit Medical Systems Inc.	41,162	1,778
*	Inogen Inc.	14,487	1,725
*	Halyard Health Inc.	37,063	1,712
*	Mallinckrodt plc	75,266	1,698
*	Immunomedics Inc.	104,987	1,697
*	Loxo Oncology Inc.	19,482	1,640
*	Supernus Pharmaceuticals Inc.	40,674	1,621
*	LifePoint Health Inc.	32,453	1,616
*	Ironwood Pharmaceuticals Inc. Class A	106,516	1,597
*	Omnicell Inc.	31,095	1,508
*	Brookdale Senior Living Inc.	154,712	1,501
*	Medicines Co.	54,121	1,480
*	Corcept Therapeutics Inc.	81,763	1,477
*	Select Medical Holdings Corp.	83,455	1,473
*	Pacira Pharmaceuticals Inc.	31,353	1,431
*	OPKO Health Inc.	281,598	1,380
*	Nevro Corp.	19,945	1,377
*	Ultragenyx Pharmaceutical Inc.	29,592	1,372
*	Acceleron Pharma Inc.	31,248	1,326
*	Spectrum Pharmaceuticals Inc.	69,239	1,312
*	NxStage Medical Inc.	54,072	1,310
*	Teladoc Inc.	37,573	1,309
*	HMS Holdings Corp.	75,215	1,275
*	Spark Therapeutics Inc.	24,716	1,271
*	Emergent BioSolutions Inc.	27,303	1,269
*	Global Blood Therapeutics Inc.	31,897	1,255
*	Endo International plc	161,800	1,254
*	Tenet Healthcare Corp.	82,473	1,250
*	AnaptysBio Inc.	12,138	1,223
*	Ignyta Inc.	45,774	1,222
*	Amedisys Inc.	23,114	1,218
*	Varex Imaging Corp.	28,759	1,155
*	Sangamo Therapeutics Inc.	70,015	1,148
*	Novocure Ltd.	55,325	1,118
*	Esperion Therapeutics Inc.	16,855	1,110
*	Tivity Health Inc.	30,327	1,108
*	Aimmune Therapeutics Inc.	28,693	1,085
*	Arena Pharmaceuticals Inc.	31,940	1,085
*	Zogenix Inc.	26,727	1,070
*	Repligen Corp.	29,166	1,058
*	Impax Laboratories Inc.	61,020	1,016
*	Quidel Corp.	23,312	1,011
*	Radius Health Inc.	31,300	994
	CONMED Corp.	19,509	994
*,^	MiMedx Group Inc.	75,811	956
*	Dynavax Technologies Corp.	50,793	950
*	Natus Medical Inc.	24,831	949
*	OraSure Technologies Inc.	49,733	938
	Owens & Minor Inc.	48,782	921
*	Theravance Biopharma Inc.	32,821	915
*	Innoviva Inc.	62,885	892
	Analogic Corp.	10,502	880
	Ensign Group Inc.	38,640	858

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	TherapeuticsMD Inc.	140,708	850
*	Acorda Therapeutics Inc.	39,452	846
*	Intercept Pharmaceuticals Inc.	14,100	824
	Abaxis Inc.	16,612	823
*	iRhythm Technologies Inc.	14,548	815
*	Foundation Medicine Inc.	11,873	810
*	Editas Medicine Inc.	26,210	805
*	Dermira Inc.	28,954	805
*	Heron Therapeutics Inc.	44,337	803
*	Orthofix International NV	14,470	792
*	BioTelemetry Inc.	26,156	782
*	LHC Group Inc.	12,633	774
*	Momenta Pharmaceuticals Inc.	55,212	770
*	MyoKardia Inc.	18,100	762
*	Revance Therapeutics Inc.	21,300	761
*	Anika Therapeutics Inc.	13,921	750
*	AxoGen Inc.	25,978	735
*	REGENXBIO Inc.	21,873	727
*	Enanta Pharmaceuticals Inc.	12,174	714
*	Intersect ENT Inc.	21,900	710
*	Retrophin Inc.	33,350	703
*	Genomic Health Inc.	20,475	700
*	ImmunoGen Inc.	107,810	691
*	K2M Group Holdings Inc.	38,175	687
*	Omeros Corp.	34,863	677
*	AngioDynamics Inc.	39,493	657
	Atrion Corp.	1,034	652
*,^	Accelerate Diagnostics Inc.	24,820	650
*	Xencor Inc.	29,602	649
*	Alder Biopharmaceuticals Inc.	56,631	648
*	Flexion Therapeutics Inc.	25,600	641
	Kindred Healthcare Inc.	65,735	638
*	Amphastar Pharmaceuticals Inc.	33,036	636
	US Physical Therapy Inc.	8,607	621
*	Assembly Biosciences Inc.	13,600	615
*	Lantheus Holdings Inc.	29,788	609
*	Glaukos Corp.	23,651	607
*	Lannett Co. Inc.	25,922	601
	Luminex Corp.	30,512	601
*	Epizyme Inc.	46,155	579
*	Eagle Pharmaceuticals Inc.	10,680	571
*	PTC Therapeutics Inc.	33,600	560
*	Vanda Pharmaceuticals Inc.	35,754	543
*	Cardiovascular Systems Inc.	22,833	541
*,^	Intrexon Corp.	46,172	532
*	Five Prime Therapeutics Inc.	24,200	530
*	Madrigal Pharmaceuticals Inc.	5,720	525
*	Triple-S Management Corp. Class B	20,928	520
*	AtriCure Inc.	26,967	492
	Invacare Corp.	29,171	492
*	Audentes Therapeutics Inc.	15,668	490
*	Akebia Therapeutics Inc.	32,909	489
	Meridian Bioscience Inc.	34,640	485
*	Intra-Cellular Therapies Inc.	33,135	480
*	MacroGenics Inc.	25,037	476
*	Almost Family Inc.	8,541	473
*	CytomX Therapeutics Inc.	22,122	467
*	Rigel Pharmaceuticals Inc.	119,761	465
*	NeoGenomics Inc.	51,749	459
*	Heska Corp.	5,700	457
*	HealthStream Inc.	19,723	457
*,^	ZIOPHARM Oncology Inc.	109,558	454
*	CryoLife Inc.	23,566	451
*	Iovance Biotherapeutics Inc.	56,093	449

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	La Jolla Pharmaceutical Co.	13,826	445
*	Aclaris Therapeutics Inc.	17,852	440
*	ANI Pharmaceuticals Inc.	6,769	436
*,^	Adamas Pharmaceuticals Inc.	12,713	431
*	Cutera Inc.	9,465	429
	Utah Medical Products Inc.	5,221	425
*	BioCryst Pharmaceuticals Inc.	85,748	421
	National HealthCare Corp.	6,871	419
*	Exactech Inc.	8,422	416
*	Concert Pharmaceuticals Inc.	15,700	406
*	Karyopharm Therapeutics Inc.	42,055	404
*,^	Keryx Biopharmaceuticals Inc.	86,239	401
*	GlycoMimetics Inc.	23,852	400
*	CorVel Corp.	7,554	400
*	Community Health Systems Inc.	93,387	398
*	Mirati Therapeutics Inc.	20,700	378
*	Sucampo Pharmaceuticals Inc. Class A	20,907	375
*	BioScrip Inc.	128,205	373
*	Tactile Systems Technology Inc.	12,615	366
*	AMAG Pharmaceuticals Inc.	27,159	360
*	Abeona Therapeutics Inc.	22,600	358
	LeMaitre Vascular Inc.	11,200	357
*	PDL BioPharma Inc.	128,200	351
*,^	Synergy Pharmaceuticals Inc.	156,923	350
*	G1 Therapeutics Inc.	17,573	349
*	Paratek Pharmaceuticals Inc.	19,200	344
*,^	Collegium Pharmaceutical Inc.	18,140	335
*	Intellia Therapeutics Inc.	17,300	333
*	Endologix Inc.	61,939	331
*	Achillion Pharmaceuticals Inc.	115,003	331
*	STAAR Surgical Co.	21,070	327
*	Lexicon Pharmaceuticals Inc.	32,614	322
*	Novavax Inc.	257,204	319
*	Medpace Holdings Inc.	8,723	316
*	Capital Senior Living Corp.	23,380	315
*	Celldex Therapeutics Inc.	110,991	315
*	Depomed Inc.	38,861	313
*	RadNet Inc.	30,936	312
*	Coherus Biosciences Inc.	35,287	311
*	Stemline Therapeutics Inc.	19,874	310
*	Entellus Medical Inc.	12,692	310
*	ViewRay Inc.	33,081	306
*,^	TG Therapeutics Inc.	37,322	306
*	Voyager Therapeutics Inc.	18,400	305
*	Catalyst Pharmaceuticals Inc.	78,027	305
*	Reata Pharmaceuticals Inc. Class A	10,636	301
*	Idera Pharmaceuticals Inc.	141,836	299
*	Accuray Inc.	69,449	299
*	Cymabay Therapeutics Inc.	32,398	298
*	Civitas Solutions Inc.	17,367	297
*	Surmodics Inc.	10,580	296
*	Corbus Pharmaceuticals Holdings Inc.	41,292	293
*	Kura Oncology Inc.	18,915	289
*	Cerus Corp.	85,420	289
*	Rhythm Pharmaceuticals Inc.	9,836	286
*	Aduro Biotech Inc.	37,887	284
*	R1 RCM Inc.	63,547	280
*	Tetraphase Pharmaceuticals Inc.	44,200	278
*	Progenics Pharmaceuticals Inc.	46,726	278
*	Inovio Pharmaceuticals Inc.	67,200	278
*	Atara Biotherapeutics Inc.	15,324	277
*,^	Achaogen Inc.	25,554	274
*	Corium International Inc.	28,538	274
*	Cytokinetics Inc.	33,525	273

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Pacific Biosciences of California Inc.	98,134	259
*	Invitae Corp.	28,015	254
*	Arrowhead Pharmaceuticals Inc.	66,189	244
*	Agenus Inc.	73,900	241
*	Enzo Biochem Inc.	29,379	239
*,^	Jounce Therapeutics Inc.	18,691	238
*,^	Athersys Inc.	130,023	235
*,^	Geron Corp.	129,700	233
*	Marinus Pharmaceuticals Inc.	28,000	228
*,^	Rockwell Medical Inc.	39,196	228
*	Neos Therapeutics Inc.	22,224	227
*,^	MannKind Corp.	95,900	223
*	Addus HomeCare Corp.	6,320	220
*	AVEO Pharmaceuticals Inc.	78,800	220
*	Akcea Therapeutics Inc.	12,636	219
*	Minerva Neurosciences Inc.	36,257	219
*	Antares Pharma Inc.	109,944	219
*	Protagonist Therapeutics Inc.	10,289	214
*,^	Insys Therapeutics Inc.	22,040	212
*	Cara Therapeutics Inc.	17,300	212
*	Fate Therapeutics Inc.	33,500	205
*,^	Bellicum Pharmaceuticals Inc.	24,214	204
*,^	Senseonics Holdings Inc.	75,118	200
*	Aratana Therapeutics Inc.	37,400	197
*	BioTime Inc.	91,244	196
*	Chimerix Inc.	42,146	195
*	NewLink Genetics Corp.	24,032	195
*	Surgery Partners Inc.	16,097	195
*	Calithera Biosciences Inc.	23,012	192
*	Savara Inc.	12,673	188
*,^	Vericel Corp.	34,161	186
*	Tocagen Inc.	17,900	183
*	XOMA Corp.	5,100	182
*	Denali Therapeutics Inc.	11,354	178
*	Natera Inc.	19,738	177
*	Peregrine Pharmaceuticals Inc.	44,130	171
*	Sorrento Therapeutics Inc.	44,200	168
*	Seres Therapeutics Inc.	16,445	167
*	Teligent Inc.	45,790	166
*,^	Ampio Pharmaceuticals Inc.	40,552	165
*	Sientra Inc.	11,700	165
*	GenMark Diagnostics Inc.	38,989	163
*	CytoSorbents Corp.	24,681	160
*	American Renal Associates Holdings Inc.	9,200	160
*	Cascadian Therapeutics Inc.	42,741	158
*	Syndax Pharmaceuticals Inc.	18,013	158
*	ChemoCentryx Inc.	26,403	157
*,^	Zynerba Pharmaceuticals Inc.	12,100	152
*	Ardelyx Inc.	22,619	149
*	Endocyte Inc.	34,569	148
*	ArQule Inc.	89,476	148
*	Melinta Therapeutics Inc.	9,206	145
*	Invuity Inc.	23,256	144
*	Quorum Health Corp.	23,000	144
*,^	Adamis Pharmaceuticals Corp.	32,500	143
*	Kadmon Holdings Inc.	38,701	140
*	Kala Pharmaceuticals Inc.	7,500	139
*	Fortress Biotech Inc.	34,496	138
^	Riot Blockchain Inc.	4,700	133
*	Verastem Inc.	42,665	131
*	RTI Surgical Inc.	31,405	129
*	Miragen Therapeutics Inc.	12,254	128
*	Edge Therapeutics Inc.	13,585	127
*,^	Vital Therapies Inc.	21,363	127

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Fluidigm Corp.	21,148	125
*	GTx Inc.	9,740	124
*	MediciNova Inc.	19,087	124
*	Bellerophon Therapeutics Inc.	47,800	123
*	Veracyte Inc.	18,784	123
*	Clearside Biomedical Inc.	17,400	122
*	CareDx Inc.	16,568	122
*	Immune Design Corp.	30,932	121
*	Dova Pharmaceuticals Inc.	4,174	120
*	FONAR Corp.	4,900	119
*	Aldeyra Therapeutics Inc.	17,399	118
*	Otonomy Inc.	20,810	116
*	Kindred Biosciences Inc.	11,865	112
*	Recro Pharma Inc.	11,400	105
*	ConforMIS Inc.	44,238	105
*	Mustang Bio Inc.	8,725	105
*	BioDelivery Sciences International Inc.	35,444	105
*	Durect Corp.	111,845	103
*	AAC Holdings Inc.	11,400	103
*,^	Organovo Holdings Inc.	76,503	103
*	Viking Therapeutics Inc.	25,200	102
*	Cidara Therapeutics Inc.	14,900	101
*	Conatus Pharmaceuticals Inc.	21,492	99
*	Pulse Biosciences Inc.	4,200	99
*,^	Ekso Bionics Holdings Inc.	45,728	97
*	Calyxt Inc.	4,400	97
*	Sienna Biopharmaceuticals Inc.	5,101	93
*	Merrimack Pharmaceuticals Inc.	8,975	92
*	NanoString Technologies Inc.	12,064	90
*	Molecular Templates Inc.	8,926	89
*	XBiotech Inc.	22,400	88
*	BioSpecifics Technologies Corp.	1,992	86
*	Advaxis Inc.	29,913	85
*,2	Herbalife Ltd. CVR	8,750	85
*	Ophthotech Corp.	26,911	84
*,^	Anavex Life Sciences Corp.	25,900	83
*,^	Corindus Vascular Robotics Inc.	80,300	81
*	Deciphera Pharmaceuticals Inc.	3,570	81
*	Palatin Technologies Inc.	94,000	81
*	Syros Pharmaceuticals Inc.	8,200	80
*	KemPharm Inc.	19,300	78
*	NantKwest Inc.	16,692	75
*	Selecta Biosciences Inc.	7,613	75
*	Tyme Technologies Inc.	10,950	70
*	Ocular Therapeutix Inc.	15,120	67
*	Cumberland Pharmaceuticals Inc.	9,063	67
*	Zafgen Inc.	14,385	66
*	Aptevo Therapeutics Inc.	15,451	66
*	Corvus Pharmaceuticals Inc.	6,200	64
*	Dicerna Pharmaceuticals Inc.	6,723	61
*	SeaSpine Holdings Corp.	5,954	60
*	Alimera Sciences Inc.	44,600	59
*,^	AcelRx Pharmaceuticals Inc.	29,180	59
*	PetIQ Inc.	2,702	59
	Psychemedics Corp.	2,755	57
*	NanoViricides Inc.	61,000	54
*,^	SCYNEXIS Inc.	22,773	53
*	Ovid therapeutics Inc.	5,334	53
*	Bovie Medical Corp.	20,173	52
*	Sunesis Pharmaceuticals Inc.	14,107	52
*	Infinity Pharmaceuticals Inc.	25,446	52
*	ADMA Biologics Inc.	15,503	50
*	Harvard Bioscience Inc.	14,884	49
*	Proteostasis Therapeutics Inc.	8,245	48

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Optinose Inc.	2,530	48
*	OncoMed Pharmaceuticals Inc.	11,400	47
*	Juniper Pharmaceuticals Inc.	9,069	44
*	Alpine Immune Sciences Inc.	3,883	44
*	scPharmaceuticals Inc.	3,533	43
*	Apellis Pharmaceuticals Inc.	1,956	42
*,^	Inotek Pharmaceuticals Corp.	16,100	42
*,^	Navidea Biopharmaceuticals Inc.	115,202	41
*	Agile Therapeutics Inc.	14,960	40
*	Axsome Therapeutics Inc.	7,087	40
*,^	Sophiris Bio Inc.	17,200	39
*	Versartis Inc.	17,333	38
*	Chembio Diagnostics Inc.	4,639	38
*	Adverum Biotechnologies Inc.	10,825	38
*	T2 Biosystems Inc.	9,151	38
*	Actinium Pharmaceuticals Inc.	56,800	38
*	Spring Bank Pharmaceuticals Inc.	2,758	37
*	Curis Inc.	52,806	37
*	VIVUS Inc.	72,900	37
*,^	Matinas BioPharma Holdings Inc.	30,218	35
*	ContraFect Corp.	33,625	34
*	Trevena Inc.	20,355	33
*	CASI Pharmaceuticals Inc.	9,812	32
*,^	Regulus Therapeutics Inc.	30,200	31
*	ARCA biopharma Inc.	22,000	30
*	Eiger BioPharmaceuticals Inc.	2,118	30
*	Odonate Therapeutics Inc.	1,152	29
*,^	Imprimis Pharmaceuticals Inc.	16,400	28
*	OvaScience Inc.	18,713	26
*,^	Mersana Therapeutics Inc.	1,584	26
*,^	EyeGate Pharmaceuticals Inc.	24,301	26
*,^	Viveve Medical Inc.	5,200	26
*	IsoRay Inc.	59,283	24
*	Ohr Pharmaceutical Inc.	12,700	24
*	Aevi Genomic Medicine Inc.	19,572	23
*	Genocea Biosciences Inc.	20,054	23
*	Daxor Corp.	4,971	23
*	Applied Genetic Technologies Corp.	6,300	23
*	Synlogic Inc.	2,283	22
*	Allena Pharmaceuticals Inc.	2,114	21
*	IRIDEX Corp.	2,768	21
*	Repros Therapeutics Inc.	31,860	21
*	Proteon Therapeutics Inc.	11,000	21
*	MEI Pharma Inc.	9,944	21
*	Asterias Biotherapeutics Inc. Class A	9,201	21
	Digirad Corp.	7,706	20
*	Second Sight Medical Products Inc.	9,700	19
*,^	Obalon Therapeutics Inc.	2,800	19
*	Synthetic Biologics Inc.	35,847	18
*,^	ContraVir Pharmaceuticals Inc.	50,300	18
*	Quanterix Corp.	827	18
*	Oncocyte Corp.	3,778	18
*	CorMedix Inc.	33,680	17
*	Wright Medical Group Inc. CVR	11,147	17
*,^	Athenex Inc.	1,048	17
*,^	Galectin Therapeutics Inc.	4,900	16
*,^	CytRx Corp.	9,635	16
*,^	Bio-Path Holdings Inc.	76,772	16
*	InfuSystem Holdings Inc.	5,850	13
*	Five Star Senior Living Inc.	8,876	13
*	iBio Inc.	71,319	13
*	Sonoma Pharmaceuticals Inc.	2,200	12
*	Misonix Inc.	1,253	12
*,^	Orexigen Therapeutics Inc.	9,260	12

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*,^	Titan Pharmaceuticals Inc.	8,640	11
*	Biolase Inc.	24,315	10
*,^	Genesis Healthcare Inc.	12,929	10
*	Aeglea BioTherapeutics Inc.	1,818	10
*	Catabasis Pharmaceuticals Inc.	6,200	9
*,^	Trovagene Inc.	29,620	9
*,^	Tandem Diabetes Care Inc.	3,640	9
*,^	Neuralstem Inc.	4,626	8
*	OncoSec Medical Inc.	4,800	8
*	Evoke Pharma Inc.	3,400	8
*	OrthoPediatrics Corp.	388	7
*	Cogentix Medical Inc.	2,300	7
*	aTyr Pharma Inc.	2,002	7
*,^	Anthera Pharmaceuticals Inc.	3,900	6
*,^	Rexahn Pharmaceuticals Inc.	3,160	6
*	Spero Therapeutics Inc.	489	6
*,2	Omthera Pharmaceuticals Inc. CVR	9,400	6
*,^	Altimmune Inc.	2,720	5
*	iRadimed Corp.	344	5
*	Alphatec Holdings Inc.	1,870	5
*,^	Biocept Inc.	7,100	5
*	Histogenics Corp.	2,300	5
*,2	Seventy Seven Energy Inc. Escrow Line	42,434	5
*	Novus Therapeutics Inc.	1,199	5
*,^	Cancer Genetics Inc.	2,500	5
*	Presbia plc	1,188	5
*	Novan Inc.	1,037	4
*,^	BrainStorm Cell Therapeutics Inc.	1,100	4
*	Champions Oncology Inc.	1,100	4
*	CTI BioPharma Corp.	1,500	4
*	Aviragen Therapeutics Inc.	6,900	4
*,2	Media General Inc. CVR	82,296	3
*	Vermillion Inc.	1,607	3
*,^	Dare Bioscience Inc.	1,430	3
*	Achieve Life Sciences Inc.	1,763	2
*	Aileron Therapeutics Inc.	213	2
*	Caladrius Biosciences Inc.	600	2
	Diversicare Healthcare Services Inc.	200	2
*	Joint Corp.	400	2
*	Capricor Therapeutics Inc.	1,200	2
*,^	Immune Pharmaceuticals Inc.	3,010	2
*,^	Amedica Corp.	501	2
*	pSivida Corp.	1,400	2
*,^	Cytori Therapeutics Inc.	3,675	1
*	Onconova Therapeutics Inc.	700	1
*	Tracon Pharmaceuticals Inc.	300	1
*,^	CEL-SCI Corp.	500	1
*	Apricus Biosciences Inc.	411	1
*	Oncobiologics Inc.	500	1
*	Argos Therapeutics Inc.	3,200	—
*	Fibrocell Science Inc.	734	—
*	Aethlon Medical Inc.	400	—
*	Hemispherx Biopharma Inc.	1,300	—
*	Zosano Pharma Corp.	477	—
*	Alliqua BioMedical Inc.	130	—
*	Milestone Scientific Inc.	200	—
*	Regional Health Properties Inc.	600	—
*	Microbot Medical Inc.	91	—
*,2	Clinical Data CVR	9,500	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*,2	NuPathe Inc. CVR	6,287	—
			2,800,749
Industrials (8.0%)
	Boeing Co.	458,650	135,260

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
General Electric Co.	7,044,788	122,932
3M Co.	483,309	113,756
Honeywell International Inc.	612,956	94,003
Union Pacific Corp.	640,614	85,906
United Technologies Corp.	612,604	78,150
Accenture plc Class A	502,216	76,884
Caterpillar Inc.	481,073	75,807
* PayPal Holdings Inc.	930,455	68,500
United Parcel Service Inc. Class B	557,843	66,467
Lockheed Martin Corp.	197,886	63,531
FedEx Corp.	195,927	48,892
Danaher Corp.	508,707	47,218
Raytheon Co.	236,322	44,393
Northrop Grumman Corp.	141,630	43,468
General Dynamics Corp.	208,110	42,340
Deere & Co.	259,770	40,657
Automatic Data Processing Inc.	343,335	40,235
Illinois Tool Works Inc.	237,818	39,680
CSX Corp.	691,082	38,016
Emerson Electric Co.	519,967	36,236
Norfolk Southern Corp.	233,345	33,812
Waste Management Inc.	353,969	30,548
Johnson Controls International plc	751,880	28,654
Eaton Corp. plc	361,319	28,548
Sherwin-Williams Co.	68,091	27,920
TE Connectivity Ltd.	287,279	27,303
Fidelity National Information Services Inc.	269,130	25,322
Cummins Inc.	129,921	22,949
* Fiserv Inc.	172,088	22,566
Amphenol Corp. Class A	247,025	21,689
Parker-Hannifin Corp.	108,652	21,685
Roper Technologies Inc.	80,940	20,963
Rockwell Automation Inc.	103,274	20,278
PACCAR Inc.	284,036	20,189
Ingersoll-Rand plc	206,316	18,401
Fortive Corp.	252,925	18,299
Paychex Inc.	264,083	17,979
Rockwell Collins Inc.	132,434	17,961
Agilent Technologies Inc.	261,217	17,494
Waste Connections Inc.	214,002	15,181
* FleetCor Technologies Inc.	73,086	14,064
Vulcan Materials Co.	108,376	13,912
AMETEK Inc.	186,989	13,551
WestRock Co.	208,725	13,194
* Mettler-Toledo International Inc.	20,906	12,952
Fastenal Co.	234,686	12,835
Dover Corp.	126,317	12,757
Global Payments Inc.	126,568	12,687
Republic Services Inc. Class A	184,567	12,479
L3 Technologies Inc.	62,955	12,456
* Verisk Analytics Inc. Class A	124,662	11,968
* United Rentals Inc.	68,029	11,695
Martin Marietta Materials Inc.	51,651	11,417
Masco Corp.	258,024	11,338
Textron Inc.	195,049	11,038
Ball Corp.	288,159	10,907
Cintas Corp.	68,120	10,615
Total System Services Inc.	132,975	10,517
TransDigm Group Inc.	38,296	10,517
WW Grainger Inc.	44,162	10,433
CH Robinson Worldwide Inc.	114,130	10,168
Xylem Inc.	144,733	9,871
Alliance Data Systems Corp.	38,443	9,745
* Vantiv Inc. Class A	131,916	9,702

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Pentair plc	133,654	9,439
Expeditors International of Washington Inc.	145,858	9,436
Packaging Corp. of America	77,329	9,322
Kansas City Southern	84,867	8,930
* XPO Logistics Inc.	95,361	8,734
Broadridge Financial Solutions Inc.	95,920	8,688
* CoStar Group Inc.	29,127	8,649
Huntington Ingalls Industries Inc.	36,571	8,620
Fortune Brands Home & Security Inc.	125,691	8,602
Owens Corning	90,265	8,299
JB Hunt Transport Services Inc.	72,055	8,285
Spirit AeroSystems Holdings Inc. Class A	94,276	8,226
* Trimble Inc.	201,479	8,188
IDEX Corp.	61,681	8,140
Cognex Corp.	132,838	8,124
Jack Henry & Associates Inc.	63,997	7,485
AO Smith Corp.	120,209	7,366
Sealed Air Corp.	148,069	7,300
* TransUnion	130,811	7,189
Old Dominion Freight Line Inc.	54,142	7,122
* Sensata Technologies Holding NV	138,550	7,081
ManpowerGroup Inc.	53,985	6,808
Lennox International Inc.	32,274	6,721
Jacobs Engineering Group Inc.	101,406	6,689
PerkinElmer Inc.	88,838	6,496
* IPG Photonics Corp.	29,066	6,224
* Berry Global Group Inc.	105,887	6,212
* Keysight Technologies Inc.	149,097	6,202
* Crown Holdings Inc.	109,300	6,148
Allegion plc	76,960	6,123
Acuity Brands Inc.	34,686	6,105
Orbital ATK Inc.	46,094	6,061
Graco Inc.	133,260	6,026
* First Data Corp. Class A	359,707	6,011
Universal Display Corp.	34,351	5,931
Carlisle Cos. Inc.	51,981	5,908
* HD Supply Holdings Inc.	146,460	5,863
* Arrow Electronics Inc.	72,713	5,847
Wabtec Corp.	71,771	5,844
Hubbell Inc. Class B	43,119	5,836
Nordson Corp.	39,189	5,737
Fluor Corp.	110,851	5,725
* Coherent Inc.	20,177	5,694
Xerox Corp.	188,797	5,503
Oshkosh Corp.	59,950	5,449
Toro Co.	83,435	5,442
Robert Half International Inc.	96,459	5,357
Donaldson Co. Inc.	107,581	5,266
HEICO Corp. Class A	66,102	5,225
FLIR Systems Inc.	110,216	5,138
* WEX Inc.	34,754	4,908
Allison Transmission Holdings Inc.	112,936	4,864
* Teledyne Technologies Inc.	26,568	4,813
* Stericycle Inc.	70,028	4,761
* Quanta Services Inc.	120,595	4,716
BWX Technologies Inc.	77,823	4,708
Flowserve Corp.	109,793	4,626
Knight-Swift Transportation Holdings Inc.	105,477	4,611
Hexcel Corp.	74,500	4,608
* AECOM	122,235	4,541
Trinity Industries Inc.	121,082	4,536
* Zebra Technologies Corp.	43,088	4,473
Booz Allen Hamilton Holding Corp. Class A	113,889	4,343
Lincoln Electric Holdings Inc.	47,324	4,334

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
AptarGroup Inc.	49,894	4,305
Watsco Inc.	25,223	4,289
Eagle Materials Inc.	37,690	4,270
MDU Resources Group Inc.	158,719	4,266
Sonoco Products Co.	79,969	4,250
Macquarie Infrastructure Corp.	64,445	4,137
Avnet Inc.	102,397	4,057
Genpact Ltd.	126,503	4,015
EMCOR Group Inc.	48,520	3,967
AGCO Corp.	54,992	3,928
National Instruments Corp.	94,275	3,925
Graphic Packaging Holding Co.	253,424	3,915
Air Lease Corp. Class A	80,741	3,883
Curtiss-Wright Corp.	31,373	3,823
ITT Inc.	71,133	3,796
Crane Co.	42,361	3,779
* Genesee & Wyoming Inc. Class A	47,920	3,773
MAXIMUS Inc.	51,645	3,697
Littelfuse Inc.	18,310	3,622
Bemis Co. Inc.	74,746	3,572
Ryder System Inc.	42,402	3,569
Landstar System Inc.	33,533	3,491
Jabil Inc.	132,829	3,487
MSC Industrial Direct Co. Inc. Class A	35,508	3,432
* Euronet Worldwide Inc.	39,891	3,362
* CoreLogic Inc.	70,636	3,264
Woodward Inc.	42,338	3,241
Terex Corp.	65,240	3,146
Brink's Co.	39,461	3,106
* Louisiana-Pacific Corp.	117,997	3,099
Kennametal Inc.	63,245	3,062
* KLX Inc.	43,880	2,995
* Kirby Corp.	44,508	2,973
* Owens-Illinois Inc.	132,905	2,946
Valmont Industries Inc.	17,663	2,929
Regal Beloit Corp.	37,619	2,882
Maxar Technologies Ltd.	44,745	2,878
Deluxe Corp.	36,854	2,832
John Bean Technologies Corp.	24,729	2,740
* USG Corp.	70,449	2,717
Timken Co.	54,974	2,702
* Colfax Corp.	67,697	2,682
* WESCO International Inc.	39,084	2,664
* Generac Holdings Inc.	53,579	2,653
* Summit Materials Inc. Class A	83,844	2,636
* Conduent Inc.	161,587	2,611
Barnes Group Inc.	41,035	2,596
Belden Inc.	33,553	2,589
* Trex Co. Inc.	23,368	2,533
* MasTec Inc.	51,483	2,520
EnerSys	35,652	2,482
* Moog Inc. Class A	28,553	2,480
* On Assignment Inc.	38,016	2,443
* Cimpress NV	19,935	2,390
* Rogers Corp.	14,740	2,387
KBR Inc.	117,265	2,325
UniFirst Corp.	14,094	2,324
* RBC Bearings Inc.	18,295	2,312
MSA Safety Inc.	29,506	2,287
* TopBuild Corp.	29,919	2,266
* Clean Harbors Inc.	41,584	2,254
* JELD-WEN Holding Inc.	56,134	2,210
Applied Industrial Technologies Inc.	31,778	2,164
Tetra Tech Inc.	44,678	2,151

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Vishay Intertechnology Inc.	103,238	2,142
* II-VI Inc.	44,807	2,104
* Armstrong World Industries Inc.	34,558	2,092
Granite Construction Inc.	32,888	2,086
* Rexnord Corp.	78,990	2,055
GATX Corp.	32,895	2,045
* Itron Inc.	29,479	2,010
Simpson Manufacturing Co. Inc.	34,878	2,002
Silgan Holdings Inc.	68,104	2,002
* Builders FirstSource Inc.	91,757	1,999
* WageWorks Inc.	32,000	1,984
* Sanmina Corp.	58,476	1,930
* Proto Labs Inc.	18,600	1,916
* Gardner Denver Holdings Inc.	56,162	1,906
* AMN Healthcare Services Inc.	38,506	1,896
Convergys Corp.	80,519	1,892
Universal Forest Products Inc.	49,441	1,860
Watts Water Technologies Inc. Class A	24,484	1,860
ABM Industries Inc.	48,948	1,846
* ExlService Holdings Inc.	30,161	1,820
* Masonite International Corp.	23,992	1,779
Mueller Industries Inc.	50,101	1,775
Albany International Corp.	28,875	1,774
* Anixter International Inc.	22,898	1,740
* Plexus Corp.	28,425	1,726
Korn/Ferry International	41,192	1,705
* Aerojet Rocketdyne Holdings Inc.	54,344	1,696
* Esterline Technologies Corp.	22,577	1,686
Covanta Holding Corp.	99,004	1,673
* Navistar International Corp.	38,700	1,659
* Meritor Inc.	70,387	1,651
Schneider National Inc. Class B	57,654	1,647
* TriNet Group Inc.	35,999	1,596
* American Woodmark Corp.	12,224	1,592
Insperity Inc.	27,360	1,569
* Saia Inc.	22,162	1,568
Triton International Ltd.	41,687	1,561
Mueller Water Products Inc. Class A	123,916	1,553
Otter Tail Corp.	34,827	1,548
* SPX FLOW Inc.	31,838	1,514
World Fuel Services Corp.	53,392	1,502
* Ambarella Inc.	24,765	1,455
Franklin Electric Co. Inc.	31,617	1,451
* FTI Consulting Inc.	33,683	1,447
EnPro Industries Inc.	15,322	1,433
Forward Air Corp.	24,340	1,398
ESCO Technologies Inc.	22,848	1,377
Brady Corp. Class A	35,669	1,352
* Installed Building Products Inc.	17,793	1,351
Sun Hydraulics Corp.	20,794	1,345
Comfort Systems USA Inc.	30,768	1,343
Chicago Bridge & Iron Co. NV	82,540	1,332
Exponent Inc.	18,665	1,327
Werner Enterprises Inc.	34,243	1,323
* Atlas Air Worldwide Holdings Inc.	22,062	1,294
* Integer Holdings Corp.	28,423	1,288
* Novanta Inc.	25,624	1,281
* Floor & Decor Holdings Inc. Class A	26,308	1,281
Greif Inc. Class A	21,128	1,280
AAON Inc.	34,521	1,267
Badger Meter Inc.	26,044	1,245
Cubic Corp.	21,102	1,244
Boise Cascade Co.	31,098	1,241
Kaman Corp.	20,774	1,222

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Patrick Industries Inc.	17,440	1,211
* BMC Stock Holdings Inc.	47,290	1,196
Greenbrier Cos. Inc.	22,181	1,182
Altra Industrial Motion Corp.	23,394	1,179
* MACOM Technology Solutions Holdings Inc.	36,092	1,174
* Harsco Corp.	62,616	1,168
General Cable Corp.	39,375	1,165
Actuant Corp. Class A	45,167	1,143
Methode Electronics Inc.	28,436	1,140
Viad Corp.	20,556	1,139
* Hub Group Inc. Class A	23,773	1,139
Aircastle Ltd.	48,413	1,132
* Air Transport Services Group Inc.	48,628	1,125
Triumph Group Inc.	41,233	1,122
H&E Equipment Services Inc.	27,304	1,110
* Sykes Enterprises Inc.	35,254	1,109
* Knowles Corp.	74,961	1,099
Tennant Co.	15,110	1,098
Apogee Enterprises Inc.	23,976	1,096
* Milacron Holdings Corp.	56,897	1,089
Mobile Mini Inc.	31,357	1,082
* TTM Technologies Inc.	68,452	1,073
AAR Corp.	27,194	1,068
* TriMas Corp.	39,802	1,065
* Aerovironment Inc.	18,888	1,061
Wabash National Corp.	48,874	1,061
Manitowoc Co. Inc.	26,798	1,054
AZZ Inc.	20,592	1,052
* Axon Enterprise Inc.	39,465	1,046
* Benchmark Electronics Inc.	35,435	1,031
Standex International Corp.	10,093	1,028
Matson Inc.	34,265	1,022
* Paylocity Holding Corp.	21,468	1,012
* GMS Inc.	26,692	1,005
* SPX Corp.	31,807	998
Primoris Services Corp.	36,655	997
AVX Corp.	57,056	987
Raven Industries Inc.	28,402	976
ManTech International Corp. Class A	19,300	969
* Cotiviti Holdings Inc.	30,051	968
Federal Signal Corp.	48,147	967
* TrueBlue Inc.	35,029	963
* OSI Systems Inc.	14,859	957
* Continental Building Products Inc.	33,944	956
* Advanced Disposal Services Inc.	39,886	955
Kadant Inc.	9,456	949
* US Concrete Inc.	11,344	949
* Imperva Inc.	23,900	949
US Ecology Inc.	18,045	920
* Gibraltar Industries Inc.	27,543	909
Heartland Express Inc.	38,173	891
Alamo Group Inc.	7,835	884
* Tutor Perini Corp.	34,811	882
Encore Wire Corp.	17,850	868
Astec Industries Inc.	14,671	858
* MINDBODY Inc. Class A	28,093	855
* Fabrinet	29,647	851
* Huron Consulting Group Inc.	20,369	824
* Inovalon Holdings Inc. Class A	53,868	808
Multi-Color Corp.	10,675	799
Materion Corp.	16,337	794
* Casella Waste Systems Inc. Class A	34,218	788
McGrath RentCorp	16,187	760
^ Sturm Ruger & Co. Inc.	13,587	759

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
CTS Corp.	29,199	752
REV Group Inc.	22,956	747
* Kratos Defense & Security Solutions Inc.	70,034	742
Schnitzer Steel Industries Inc.	22,117	741
ArcBest Corp.	20,105	719
* ICF International Inc.	13,685	718
* NCI Building Systems Inc.	36,828	711
* PGT Innovations Inc.	41,904	706
* Navigant Consulting Inc.	36,077	700
Quanex Building Products Corp.	29,833	698
* Aegion Corp. Class A	26,897	684
Kelly Services Inc. Class A	24,851	678
Advanced Drainage Systems Inc.	28,175	672
MTS Systems Corp.	12,508	672
* Thermon Group Holdings Inc.	27,820	658
Lindsay Corp.	7,447	657
* Cardtronics plc Class A	35,300	654
* Control4 Corp.	21,618	643
EVERTEC Inc.	47,131	643
* Echo Global Logistics Inc.	22,928	642
* FARO Technologies Inc.	13,577	638
Argan Inc.	14,016	631
* KEMET Corp.	41,148	620
Douglas Dynamics Inc.	16,304	616
Griffon Corp.	30,154	614
CIRCOR International Inc.	12,589	613
Marten Transport Ltd.	30,038	610
* CBIZ Inc.	39,419	609
* American Outdoor Brands Corp.	46,822	601
* Evolent Health Inc. Class A	48,639	598
* Veeco Instruments Inc.	40,218	597
RR Donnelley & Sons Co.	63,288	589
* Lydall Inc.	11,506	584
NN Inc.	21,032	580
Columbus McKinnon Corp.	14,143	565
* Electro Scientific Industries Inc.	25,934	556
* Astronics Corp.	13,286	551
Hyster-Yale Materials Handling Inc.	6,368	542
* Atkore International Group Inc.	24,701	530
RPX Corp.	37,900	509
Quad/Graphics Inc.	22,233	502
Global Brass & Copper Holdings Inc.	14,654	485
TeleTech Holdings Inc.	11,973	482
Kforce Inc.	19,045	481
NVE Corp.	5,527	475
* Kimball Electronics Inc.	25,674	469
* Everi Holdings Inc.	61,700	465
Ennis Inc.	21,318	442
* Donnelley Financial Solutions Inc.	22,519	439
Insteel Industries Inc.	15,434	437
Barrett Business Services Inc.	6,763	436
Cass Information Systems Inc.	7,475	435
* CAI International Inc.	15,238	432
Gorman-Rupp Co.	13,737	429
* Blue Bird Corp.	21,181	421
* International Seaways Inc.	22,818	421
Spartan Motors Inc.	26,665	420
* MYR Group Inc.	11,666	417
Myers Industries Inc.	21,277	415
* PHH Corp.	39,576	408
* Engility Holdings Inc.	14,120	401
* Ply Gem Holdings Inc.	21,564	399
Heidrick & Struggles International Inc.	16,050	394
Resources Connection Inc.	25,033	387

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	YRC Worldwide Inc.	26,166	376
*	Team Inc.	24,794	369
*	InnerWorkings Inc.	36,647	368
*	TimkenSteel Corp.	23,836	362
	National Research Corp. Class A	9,614	359
*	DXP Enterprises Inc.	12,121	358
*	Bazaarvoice Inc.	65,552	357
*	NV5 Global Inc.	6,400	347
*	Sterling Construction Co. Inc.	21,100	344
*	Vicor Corp.	16,344	342
	LSC Communications Inc.	21,844	331
	Park-Ohio Holdings Corp.	7,129	328
*	Armstrong Flooring Inc.	19,196	325
	Park Electrochemical Corp.	15,647	307
*	Wesco Aircraft Holdings Inc.	40,868	302
*	Cross Country Healthcare Inc.	23,347	298
	VSE Corp.	6,092	295
	Omega Flex Inc.	4,103	293
*	Mistras Group Inc.	12,356	290
	Mesa Laboratories Inc.	2,276	283
	Allied Motion Technologies Inc.	8,545	283
	CRA International Inc.	6,014	270
*	Great Lakes Dredge & Dock Corp.	48,877	264
*	GP Strategies Corp.	11,233	261
*	Covenant Transportation Group Inc. Class A	8,813	253
*	Energy Recovery Inc.	28,699	251
	Daktronics Inc.	27,400	250
*	Landec Corp.	19,722	248
*	Horizon Global Corp.	17,201	241
*	Gencor Industries Inc.	14,541	241
	DMC Global Inc.	9,400	235
*	Heritage-Crystal Clean Inc.	10,812	235
	FreightCar America Inc.	13,596	232
*	Ducommun Inc.	8,059	229
*	CryoPort Inc.	26,536	228
*	Commercial Vehicle Group Inc.	21,300	228
	Essendant Inc.	24,327	226
	B. Riley Financial Inc.	12,405	225
	Crawford & Co. Class A	25,591	218
	Hurco Cos. Inc.	5,122	216
*	Iteris Inc.	30,425	212
*	Roadrunner Transportation Systems Inc.	27,250	210
	Bel Fuse Inc. Class B	8,203	207
	Universal Logistics Holdings Inc.	8,652	205
	Eastern Co.	7,839	205
*	Layne Christensen Co.	15,972	200
*	Babcock & Wilcox Enterprises Inc.	35,281	200
*	Perceptron Inc.	20,123	196
	Global Water Resources Inc.	20,823	194
	Hardinge Inc.	11,055	193
*	Hudson Technologies Inc.	31,470	191
*	Vishay Precision Group Inc.	7,362	185
	Greif Inc. Class B	2,559	177
*	Franklin Covey Co.	8,466	176
*	Willdan Group Inc.	7,300	175
	Powell Industries Inc.	6,054	173
*,^	Energous Corp.	8,900	173
^	Advanced Emissions Solutions Inc.	17,790	172
*	Perma-Pipe International Holdings Inc.	18,915	170
*	Forterra Inc.	15,200	169
*	Eagle Bulk Shipping Inc.	37,621	169
*	Orion Group Holdings Inc.	21,411	168
*	Twin Disc Inc.	6,137	163
*	Astronics Corp. Class B	3,886	162

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
^	EnviroStar Inc.	3,900	156
*	Daseke Inc.	10,888	156
	American Railcar Industries Inc.	3,686	153
^	Celadon Group Inc.	23,724	152
*	Hill International Inc.	27,630	151
*	ServiceSource International Inc.	48,600	150
*	USA Truck Inc.	8,261	150
*	Radiant Logistics Inc.	32,300	149
*	Overseas Shipholding Group Inc. Class A	52,392	144
*	Manitex International Inc.	14,720	141
*,^	Maxwell Technologies Inc.	24,300	140
	LSI Industries Inc.	20,279	140
*	Sparton Corp.	5,792	134
*	Foundation Building Materials Inc.	8,936	132
*	MicroVision Inc.	80,185	131
*,^	Huttig Building Products Inc.	19,600	130
*,^	Asure Software Inc.	8,911	126
	Miller Industries Inc.	4,693	121
*	Intevac Inc.	17,654	121
*	Napco Security Technologies Inc.	13,338	117
*	Acacia Research Corp.	28,157	114
*	Perma-Fix Environmental Services	31,060	113
	CECO Environmental Corp.	22,044	113
*	PAM Transportation Services Inc.	3,149	110
	Graham Corp.	5,223	109
*	Northwest Pipe Co.	5,697	109
*	LB Foster Co. Class A	4,000	109
*	IES Holdings Inc.	6,083	105
	United States Lime & Minerals Inc.	1,299	100
	BG Staffing Inc.	6,200	99
*	Key Technology Inc.	5,155	95
*	CyberOptics Corp.	6,073	91
*,^	Workhorse Group Inc.	35,200	90
*	ARC Document Solutions Inc.	35,257	90
*	IntriCon Corp.	4,294	85
*	UFP Technologies Inc.	3,007	84
*,^	UQM Technologies Inc.	58,800	82
*	Lincoln Educational Services Corp.	38,180	77
*	Era Group Inc.	7,112	76
	Crawford & Co. Class B	7,923	76
	Ecology and Environment Inc.	6,894	72
*	Ameresco Inc. Class A	8,078	69
*	LightPath Technologies Inc. Class A	30,559	68
	NACCO Industries Inc. Class A	1,723	65
*	American Superconductor Corp.	17,349	63
*	Mattersight Corp.	24,291	62
*	PRGX Global Inc.	8,704	62
*	Goldfield Corp.	12,579	62
*	Arotech Corp.	16,200	58
*	Lawson Products Inc.	2,290	57
*	PFSweb Inc.	7,333	54
*	ExOne Co.	6,486	54
*	Nuvectra Corp.	6,952	54
*	Air T Inc.	2,182	54
*	ALJ Regional Holdings Inc.	16,841	53
*	Willis Lease Finance Corp.	1,997	50
*	Nuverra Environmental Solutions Inc.	2,537	46
*	Information Services Group Inc.	10,116	42
*	DHI Group Inc.	21,095	40
*	Ultralife Corp.	5,625	37
*	Aspen Aerogels Inc.	7,200	35
*	Limbach Holdings Inc.	2,500	35
*	Vertex Energy Inc.	32,782	31
*	General Finance Corp.	4,243	29

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Image Sensing Systems Inc.	8,863	27
	National Research Corp. Class B	443	25
*	AMREP Corp.	3,574	25
*	CUI Global Inc.	8,956	25
	Chicago Rivet & Machine Co.	720	23
*	Transcat Inc.	1,567	22
*	Houston Wire & Cable Co.	3,015	22
*	Frequency Electronics Inc.	2,277	21
*	Hudson Global Inc.	9,231	21
*	StarTek Inc.	1,800	18
*	Fuel Tech Inc.	15,677	18
*	eMagin Corp.	10,132	17
*	CPI Aerostructures Inc.	1,572	14
*	Wireless Telecom Group Inc.	5,630	14
*	ModusLink Global Solutions Inc.	5,216	13
*	Revolution Lighting Technologies Inc.	3,914	13
*	Xerium Technologies Inc.	2,898	12
*	Continental Materials Corp.	632	12
*	IEC Electronics Corp.	2,900	12
*	Ballantyne Strong Inc.	2,500	12
*	ClearSign Combustion Corp.	3,200	12
*	Research Frontiers Inc.	10,444	11
*	Broadwind Energy Inc.	3,900	11
*	Sharps Compliance Corp.	2,564	10
*,^	Synthesis Energy Systems Inc.	3,501	10
*	Capstone Turbine Corp.	11,601	9
*,^	EnSync Inc.	21,779	9
*	Volt Information Sciences Inc.	1,900	7
*	Applied DNA Sciences Inc.	4,328	7
*	BlueLinx Holdings Inc.	630	6
	Cemtrex Inc.	2,300	6
	Issuer Direct Corp.	300	6
*	Dorian LPG Ltd.	647	5
*	Odyssey Marine Exploration Inc.	1,300	5
*	Energy Focus Inc.	1,880	5
*	Orion Energy Systems Inc.	4,989	4
*	Universal Technical Institute Inc.	1,600	4
*	Digital Ally Inc.	1,400	4
*	Payment Data Systems Inc.	1,400	4
*	Luna Innovations Inc.	1,000	2
*	Taylor Devices Inc.	138	2
*	Turtle Beach Corp.	3,800	2
*	SIFCO Industries Inc.	100	1
*	GEE Group Inc.	200	1
*	Patriot National Inc.	7,513	—
*	Astrotech Corp.	80	—
*	ENGlobal Corp.	300	—
*	Meridian Waste Solutions Inc.	19	—
			2,978,110
Oil & Gas (3.4%)
	Exxon Mobil Corp.	3,436,602	287,437
	Chevron Corp.	1,538,478	192,602
	Schlumberger Ltd.	1,121,061	75,548
	ConocoPhillips	973,541	53,438
	EOG Resources Inc.	469,694	50,685
	Occidental Petroleum Corp.	620,292	45,691
	Phillips 66	351,505	35,555
	Halliburton Co.	673,808	32,929
	Valero Energy Corp.	356,951	32,807
	Kinder Morgan Inc.	1,539,638	27,821
	Marathon Petroleum Corp.	397,714	26,241
	Pioneer Natural Resources Co.	138,838	23,998
	Anadarko Petroleum Corp.	446,921	23,973
	Williams Cos. Inc.	672,961	20,519

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
* Concho Resources Inc.	121,458	18,245
Devon Energy Corp.	409,415	16,950
Andeavor	120,839	13,817
Apache Corp.	309,708	13,076
EQT Corp.	206,950	11,780
Marathon Oil Corp.	694,566	11,759
Hess Corp.	246,888	11,720
Noble Energy Inc.	398,446	11,611
National Oilwell Varco Inc.	313,790	11,303
Baker Hughes a GE Co.	346,976	10,978
Cabot Oil & Gas Corp.	377,954	10,810
* Diamondback Energy Inc.	79,878	10,085
Cimarex Energy Co.	79,026	9,642
* Cheniere Energy Inc.	164,613	8,863
Targa Resources Corp.	173,120	8,383
HollyFrontier Corp.	142,546	7,301
* Parsley Energy Inc. Class A	192,165	5,657
OGE Energy Corp.	159,164	5,238
Helmerich & Payne Inc.	79,976	5,170
* Newfield Exploration Co.	162,005	5,108
* Energen Corp.	80,081	4,610
* WPX Energy Inc.	320,333	4,507
* RSP Permian Inc.	105,319	4,284
* First Solar Inc.	63,453	4,284
Murphy Oil Corp.	133,369	4,141
* Continental Resources Inc.	76,969	4,077
Patterson-UTI Energy Inc.	175,413	4,036
^ Core Laboratories NV	36,781	4,029
* Antero Resources Corp.	183,112	3,479
* Weatherford International plc	826,600	3,447
* Transocean Ltd.	322,284	3,442
Range Resources Corp.	199,635	3,406
PBF Energy Inc. Class A	84,495	2,995
* Chesapeake Energy Corp.	714,141	2,828
* PDC Energy Inc.	54,646	2,816
* Centennial Resource Development Inc. Class A	124,913	2,473
* Matador Resources Co.	75,124	2,339
* Southwestern Energy Co.	418,012	2,333
Ensco plc Class A	354,585	2,096
Delek US Holdings Inc.	58,868	2,057
* Callon Petroleum Co.	165,645	2,013
SemGroup Corp. Class A	66,411	2,006
SM Energy Co.	89,200	1,970
* Whiting Petroleum Corp.	72,589	1,922
* QEP Resources Inc.	198,483	1,900
CNX Resources Corp.	126,221	1,847
* Oasis Petroleum Inc.	218,986	1,842
Oceaneering International Inc.	84,281	1,782
Nabors Industries Ltd.	247,280	1,689
* Gulfport Energy Corp.	126,672	1,616
* C&J Energy Services Inc.	46,946	1,571
* Rowan Cos. plc Class A	100,235	1,570
* SRC Energy Inc.	183,795	1,568
* McDermott International Inc.	229,022	1,507
* Dril-Quip Inc.	31,090	1,483
Pattern Energy Group Inc. Class A	66,467	1,428
* Ultra Petroleum Corp.	157,514	1,427
RPC Inc.	54,297	1,386
* Laredo Petroleum Inc.	127,115	1,349
* Carrizo Oil & Gas Inc.	62,686	1,334
* Extraction Oil & Gas Inc.	90,997	1,302
* Superior Energy Services Inc.	127,273	1,226
* MRC Global Inc.	71,617	1,212
* Oil States International Inc.	41,756	1,182

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Chart Industries Inc.	21,832	1,023
*	Forum Energy Technologies Inc.	63,981	995
*,^	Diamond Offshore Drilling Inc.	52,490	976
*	NOW Inc.	87,420	964
*	ProPetro Holding Corp.	47,661	961
*	Unit Corp.	43,329	953
*	Noble Corp. plc	191,594	866
*	Helix Energy Solutions Group Inc.	113,855	859
*	Exterran Corp.	27,246	857
*	Halcon Resources Corp.	109,172	826
*	Denbury Resources Inc.	313,401	693
*	California Resources Corp.	33,328	648
*	SEACOR Holdings Inc.	13,999	647
*	Tellurian Inc.	63,425	618
*	Par Pacific Holdings Inc.	31,462	607
*	SandRidge Energy Inc.	28,775	606
*	Select Energy Services Inc. Class A	32,693	596
*	Keane Group Inc.	30,934	588
*	Ring Energy Inc.	40,602	564
*	Newpark Resources Inc.	65,300	562
	Green Plains Inc.	32,876	554
	Archrock Inc.	52,611	552
*	Resolute Energy Corp.	16,467	518
	CVR Energy Inc.	13,621	507
*	Stone Energy Corp.	15,755	507
*	REX American Resources Corp.	5,680	470
*,^	Plug Power Inc.	197,450	466
*	TETRA Technologies Inc.	108,750	464
*,^	Jagged Peak Energy Inc.	28,367	448
*	WildHorse Resource Development Corp.	23,759	437
*	Bonanza Creek Energy Inc.	15,605	431
*	Tidewater Inc.	17,503	427
*,^	SunPower Corp. Class A	47,235	398
*	Basic Energy Services Inc.	16,600	390
*	Renewable Energy Group Inc.	33,000	389
*	Bill Barrett Corp.	73,859	379
*	Penn Virginia Corp.	8,831	345
*	Midstates Petroleum Co. Inc.	20,300	337
*	Abraxas Petroleum Corp.	134,400	331
*	Natural Gas Services Group Inc.	12,532	328
*	Sanchez Energy Corp.	58,956	313
*	TPI Composites Inc.	15,162	310
*	Matrix Service Co.	17,105	305
	Panhandle Oil and Gas Inc. Class A	13,586	279
	Bristow Group Inc.	20,023	270
*	Trecora Resources	18,615	251
*	Solaris Oilfield Infrastructure Inc. Class A	11,440	245
*	Eclipse Resources Corp.	86,809	208
*	Geospace Technologies Corp.	14,900	193
*	Flotek Industries Inc.	41,254	192
*	W&T Offshore Inc.	55,700	184
*,^	CARBO Ceramics Inc.	17,915	182
	Evolution Petroleum Corp.	25,428	174
*	Earthstone Energy Inc. Class A	15,976	170
*	Mammoth Energy Services Inc.	8,427	165
*	Smart Sand Inc.	19,094	165
*	Green Brick Partners Inc.	14,062	159
*	NextDecade Corp.	19,086	159
*	Gastar Exploration Inc.	147,135	155
	Gulf Island Fabrication Inc.	11,214	151
*	Key Energy Services Inc.	10,656	126
*,^	Northern Oil and Gas Inc.	59,500	122
*	SEACOR Marine Holdings Inc.	9,897	116
*	Pacific Ethanol Inc.	25,200	115

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Independence Contract Drilling Inc.	28,650	114
*	PHI Inc.	9,679	114
*	Comstock Resources Inc.	13,381	113
*	Energy XXI Gulf Coast Inc.	19,700	113
*	Lilis Energy Inc.	21,500	110
*	Contango Oil & Gas Co.	22,400	106
*,^	Approach Resources Inc.	33,400	99
*	Enphase Energy Inc.	40,786	98
*,^	Zion Oil & Gas Inc.	41,830	90
*	Pioneer Energy Services Corp.	29,300	89
*	SilverBow Resources Inc.	3,000	89
*	EP Energy Corp. Class A	36,211	85
*	NCS Multistage Holdings Inc.	5,520	81
*	Parker Drilling Co.	78,466	78
*	ION Geophysical Corp.	3,500	69
	Adams Resources & Energy Inc.	1,582	69
*	PetroQuest Energy Inc.	33,664	64
*	Hornbeck Offshore Services Inc.	17,748	55
*	Eco-Stim Energy Solutions Inc.	40,200	51
*	Mitcham Industries Inc.	15,766	50
*	Willbros Group Inc.	31,800	45
*,^	FuelCell Energy Inc.	26,140	44
*,^	Amyris Inc.	8,600	32
*	Jones Energy Inc. Class A	22,153	24
*	Erin Energy Corp.	5,477	15
*	VAALCO Energy Inc.	19,301	13
*	Dawson Geophysical Co.	2,706	13
*	Isramco Inc.	100	10
*	Rosehill Resources Inc.	1,200	9
*,^	Rex Energy Corp.	5,620	8
*	Torchlight Energy Resources Inc.	4,600	6
*	PHI Inc.	500	6
*	Superior Drilling Products Inc.	3,000	4
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	2
*	Lonestar Resources US Inc. Class A	407	2
^	EXCO Resources Inc.	6,437	1
*,^	Tidewater Inc. Warrants	535	1
*,^	Tidewater Inc. Warrants	579	1
*	Ideal Power Inc.	600	1
*	Aemetis Inc.	1,100	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	1
2	Harvest Natural Resources Inc.	20,906	—
			1,273,323
Technology (11.1%)
	Apple Inc.	3,755,422	635,530
	Microsoft Corp.	6,260,743	535,544
*	Facebook Inc. Class A	1,935,514	341,541
*	Alphabet Inc. Class C	245,741	257,143
*	Alphabet Inc. Class A	237,389	250,066
	Intel Corp.	3,805,468	175,660
	Cisco Systems Inc.	4,019,428	153,944
	Oracle Corp.	2,535,290	119,868
	International Business Machines Corp.	714,733	109,654
	NVIDIA Corp.	442,776	85,677
	Broadcom Ltd.	330,840	84,993
	Texas Instruments Inc.	802,519	83,815
	QUALCOMM Inc.	1,198,934	76,756
*	Adobe Systems Inc.	401,318	70,327
*	salesforce.com Inc.	553,033	56,537
	Applied Materials Inc.	869,172	44,432
*	Micron Technology Inc.	888,534	36,537
	Cognizant Technology Solutions Corp. Class A	480,780	34,145
	Intuit Inc.	197,463	31,156
	HP Inc.	1,363,800	28,653

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	Analog Devices Inc.	298,089	26,539
	Lam Research Corp.	131,890	24,277
	Corning Inc.	706,960	22,616
	DXC Technology Co.	232,569	22,071
	Western Digital Corp.	239,115	19,017
*	Autodesk Inc.	178,730	18,736
	Hewlett Packard Enterprise Co.	1,299,420	18,660
*	ServiceNow Inc.	139,263	18,158
*	Red Hat Inc.	144,340	17,335
*	Cerner Corp.	256,116	17,260
	Microchip Technology Inc.	187,020	16,435
	Skyworks Solutions Inc.	149,913	14,234
	Symantec Corp.	502,822	14,109
	Harris Corp.	98,828	13,999
	Xilinx Inc.	203,246	13,703
*	Dell Technologies Inc. Class V	165,541	13,455
	KLA-Tencor Corp.	126,931	13,337
*	Twitter Inc.	511,544	12,282
	Maxim Integrated Products Inc.	233,193	12,191
	NetApp Inc.	219,443	12,140
	Motorola Solutions Inc.	133,569	12,067
*	Workday Inc. Class A	110,647	11,257
*	Citrix Systems Inc.	118,940	10,467
*	Synopsys Inc.	121,142	10,326
*	ANSYS Inc.	69,545	10,264
*	Palo Alto Networks Inc.	70,769	10,257
	Seagate Technology plc	235,666	9,860
*	Cadence Design Systems Inc.	226,748	9,483
*	Splunk Inc.	112,503	9,320
*	Arista Networks Inc.	38,261	9,014
	CDW Corp.	127,610	8,868
	Juniper Networks Inc.	303,776	8,658
*	Akamai Technologies Inc.	133,061	8,654
*	Gartner Inc.	69,416	8,549
	CA Inc.	256,829	8,547
*	VeriSign Inc.	71,530	8,186
	CDK Global Inc.	114,105	8,133
	Leidos Holdings Inc.	122,402	7,903
*,^	Advanced Micro Devices Inc.	742,476	7,633
*	VMware Inc. Class A	60,335	7,561
*	IAC/InterActiveCorp	60,908	7,448
*	Square Inc.	206,255	7,151
*	ON Semiconductor Corp.	340,711	7,134
*	Qorvo Inc.	103,863	6,917
	Teradyne Inc.	162,439	6,801
	Marvell Technology Group Ltd.	316,101	6,787
*	F5 Networks Inc.	51,718	6,786
*	CommScope Holding Co. Inc.	156,940	5,937
*	PTC Inc.	95,093	5,779
	SS&C Technologies Holdings Inc.	139,956	5,665
*	Fortinet Inc.	121,367	5,303
*,^	Snap Inc.	350,038	5,114
*	Tyler Technologies Inc.	28,720	5,085
	LogMeIn Inc.	44,295	5,072
*	Ultimate Software Group Inc.	23,128	5,047
*	GoDaddy Inc. Class A	96,260	4,840
*	Microsemi Corp.	92,678	4,787
*	Veeva Systems Inc. Class A	86,364	4,774
	Garmin Ltd.	79,266	4,722
*	Guidewire Software Inc.	62,196	4,619
*	Cavium Inc.	53,756	4,506
*	athenahealth Inc.	32,201	4,284
*	EPAM Systems Inc.	39,740	4,269
*	Aspen Technology Inc.	62,159	4,115

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
MKS Instruments Inc.	43,442	4,105
Fair Isaac Corp.	26,063	3,993
* Nuance Communications Inc.	242,902	3,971
CSRA Inc.	131,059	3,921
Cypress Semiconductor Corp.	257,078	3,918
* Teradata Corp.	100,748	3,875
* ARRIS International plc	147,673	3,794
* Tableau Software Inc. Class A	51,502	3,564
Blackbaud Inc.	37,630	3,556
Monolithic Power Systems Inc.	31,253	3,512
* ViaSat Inc.	45,980	3,442
Entegris Inc.	110,458	3,363
* NCR Corp.	97,567	3,316
SYNNEX Corp.	24,128	3,280
* Proofpoint Inc.	35,791	3,179
* Silicon Laboratories Inc.	35,776	3,159
DST Systems Inc.	49,984	3,102
* Paycom Software Inc.	38,395	3,084
* Integrated Device Technology Inc.	102,656	3,052
* Cree Inc.	81,139	3,013
* Tech Data Corp.	30,117	2,951
* Manhattan Associates Inc.	57,374	2,842
* Nutanix Inc.	78,691	2,776
j2 Global Inc.	36,769	2,759
* Medidata Solutions Inc.	42,922	2,720
* Cirrus Logic Inc.	51,960	2,695
* Dycom Industries Inc.	24,080	2,683
* Zendesk Inc.	77,736	2,631
Science Applications International Corp.	33,543	2,568
* 2U Inc.	39,802	2,568
* CACI International Inc. Class A	19,256	2,549
* RingCentral Inc. Class A	50,051	2,422
* HubSpot Inc.	26,691	2,359
* Lumentum Holdings Inc.	48,136	2,354
* Ellie Mae Inc.	26,256	2,347
* Ciena Corp.	109,354	2,289
* ACI Worldwide Inc.	99,637	2,259
* RealPage Inc.	50,527	2,238
* Advanced Energy Industries Inc.	32,847	2,217
* Allscripts Healthcare Solutions Inc.	150,263	2,186
* NetScout Systems Inc.	71,424	2,175
InterDigital Inc.	28,326	2,157
* Verint Systems Inc.	49,123	2,056
* FireEye Inc.	140,427	1,994
* Mercury Systems Inc.	38,455	1,975
* New Relic Inc.	33,254	1,921
* CommVault Systems Inc.	36,456	1,914
Progress Software Corp.	44,612	1,899
* Finisar Corp.	91,979	1,872
* Envestnet Inc.	36,989	1,844
* Semtech Corp.	52,654	1,801
Cabot Microelectronics Corp.	19,107	1,798
Power Integrations Inc.	24,425	1,796
* EchoStar Corp. Class A	28,627	1,715
* Box Inc.	80,513	1,700
Pitney Bowes Inc.	149,656	1,673
* Viavi Solutions Inc.	185,174	1,618
* VeriFone Systems Inc.	88,298	1,564
Cogent Communications Holdings Inc.	34,514	1,563
* Callidus Software Inc.	52,970	1,518
Ebix Inc.	19,052	1,510
* NETGEAR Inc.	25,681	1,509
* Premier Inc. Class A	51,604	1,506
Plantronics Inc.	29,839	1,503

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Qualys Inc.	24,428	1,450
*	Rambus Inc.	101,663	1,446
*	Cornerstone OnDemand Inc.	40,365	1,426
	TiVo Corp.	90,555	1,413
	Pegasystems Inc.	29,672	1,399
*,^	Ubiquiti Networks Inc.	19,354	1,375
	Brooks Automation Inc.	55,522	1,324
*	Cloudera Inc.	78,921	1,304
*	BroadSoft Inc.	23,445	1,287
*	Twilio Inc. Class A	53,536	1,263
*	Match Group Inc.	39,806	1,246
*	Pure Storage Inc. Class A	75,958	1,205
*	MaxLinear Inc.	45,138	1,193
*	Bottomline Technologies de Inc.	33,562	1,164
*	Synaptics Inc.	29,123	1,163
*	MicroStrategy Inc. Class A	8,741	1,148
*	Electronics For Imaging Inc.	38,617	1,140
*	Inphi Corp.	30,970	1,133
*	Extreme Networks Inc.	90,313	1,131
	CSG Systems International Inc.	24,456	1,072
*	Five9 Inc.	43,031	1,071
*	Insight Enterprises Inc.	27,701	1,061
*	Q2 Holdings Inc.	28,552	1,052
*	MuleSoft Inc. Class A	44,979	1,046
*	Virtusa Corp.	22,720	1,001
*	Barracuda Networks Inc.	35,749	983
	NIC Inc.	56,827	943
*	Coupa Software Inc.	29,895	933
^	Diebold Nixdorf Inc.	56,993	932
	Xperi Corp.	37,703	920
*	Web.com Group Inc.	41,782	911
*	FormFactor Inc.	56,663	887
*	Diodes Inc.	30,676	879
*	Alarm.com Holdings Inc.	23,150	874
	ADTRAN Inc.	44,743	866
*	CEVA Inc.	18,176	839
*	Oclaro Inc.	120,823	814
*	Varonis Systems Inc.	16,400	796
*	Cray Inc.	32,867	795
	Monotype Imaging Holdings Inc.	32,718	788
*	Hortonworks Inc.	38,922	783
*	Rudolph Technologies Inc.	32,200	770
*	ePlus Inc.	10,116	761
*	Vocera Communications Inc.	25,066	757
*	Blucora Inc.	34,177	755
*	SPS Commerce Inc.	15,371	747
*,^	3D Systems Corp.	85,970	743
*	ScanSource Inc.	20,238	725
*	Infinera Corp.	112,300	711
*	Super Micro Computer Inc.	33,814	708
*	Quality Systems Inc.	51,968	706
*	Boingo Wireless Inc.	30,977	697
*	Axcelis Technologies Inc.	23,797	683
*	Silver Spring Networks Inc.	41,900	680
*	Shutterstock Inc.	15,200	654
*	Acacia Communications Inc.	17,976	651
*	Syntel Inc.	28,088	646
*	Lattice Semiconductor Corp.	110,827	641
*	Blackline Inc.	19,374	635
*	Amkor Technology Inc.	61,999	623
	Cohu Inc.	27,773	610
*	PROS Holdings Inc.	22,964	607
*	CalAmp Corp.	28,088	602
*	Ultra Clean Holdings Inc.	25,996	600

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Instructure Inc.	18,001	596
*,^	Applied Optoelectronics Inc.	15,715	594
*	Everbridge Inc.	19,759	587
*,^	Gogo Inc.	50,543	570
*	Carbonite Inc.	21,612	542
*	IXYS Corp.	22,464	538
*	LivePerson Inc.	44,655	514
	Comtech Telecommunications Corp.	23,122	511
*	Perficient Inc.	26,666	509
*	Photronics Inc.	57,874	493
*	Nanometrics Inc.	19,633	489
*	Alteryx Inc. Class A	19,195	485
*	Actua Corp.	30,830	481
*	Presidio Inc.	24,722	474
	Switch Inc.	25,590	465
*	Apptio Inc. Class A	19,699	463
*	Appfolio Inc.	10,960	455
*	CommerceHub Inc.	21,585	444
	Computer Programs & Systems Inc.	13,947	419
	Systemax Inc.	12,153	404
*	Workiva Inc.	18,772	402
*	Okta Inc.	15,363	393
*	Xcerra Corp.	40,013	392
*	Ichor Holdings Ltd.	15,800	389
	Forrester Research Inc.	8,643	382
*	Limelight Networks Inc.	85,421	377
*	Endurance International Group Holdings Inc.	43,813	368
*	Ribbon Communications Inc.	45,185	349
*	Benefitfocus Inc.	12,755	344
*	USA Technologies Inc.	34,710	338
*	VASCO Data Security International Inc.	23,843	331
*,^	Impinj Inc.	14,653	330
*	Rapid7 Inc.	17,553	328
*	Digimarc Corp.	8,814	319
*	PDF Solutions Inc.	20,084	315
*	Loral Space & Communications Inc.	7,099	313
*	Yext Inc.	25,755	310
*	Tabula Rasa HealthCare Inc.	10,555	296
	Hackett Group Inc.	18,781	295
*	Harmonic Inc.	67,100	282
*	Altair Engineering Inc. Class A	11,371	272
*	Unisys Corp.	32,900	268
*	Model N Inc.	16,425	259
*	SailPoint Technologies Holding Inc.	17,594	255
*	Vectrus Inc.	8,238	254
*	DSP Group Inc.	20,216	253
*	A10 Networks Inc.	32,553	251
*	Synchronoss Technologies Inc.	28,100	251
	Preformed Line Products Co.	3,527	251
*	Calix Inc.	41,922	249
*	Mitek Systems Inc.	27,100	243
*	Upland Software Inc.	11,133	241
*	Internap Corp.	15,232	239
*	NeoPhotonics Corp.	36,096	237
*	Cision Ltd.	19,962	237
*	Kopin Corp.	72,876	233
*	CommerceHub Inc. Class A	10,472	230
*,2	Dyax Corp. CVR Exp. 12/31/2019	112,113	224
	QAD Inc. Class A	5,720	222
*,^	TransEnterix Inc.	112,961	218
*	Brightcove Inc.	30,702	218
*	Sigma Designs Inc.	31,300	218
*	Digi International Inc.	22,736	217
*	AXT Inc.	24,300	211

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	Alpha & Omega Semiconductor Ltd.	12,823	210
*,^	Appian Corp. Class A	6,260	197
*	Rosetta Stone Inc.	15,800	197
*	WideOpenWest Inc.	18,388	194
	American Software Inc. Class A	16,647	194
*	Quantenna Communications Inc.	15,845	193
*	Castlight Health Inc. Class B	49,919	187
*	ChannelAdvisor Corp.	19,132	172
*	MongoDB Inc.	5,714	170
*	RigNet Inc.	11,300	169
*	Telaria Inc.	38,925	157
*	Zix Corp.	35,671	156
	PC Connection Inc.	5,891	154
*	Immersion Corp.	20,949	148
*	KeyW Holding Corp.	25,000	147
*	Telenav Inc.	26,591	146
*	Pixelworks Inc.	23,098	146
	TESSCO Technologies Inc.	7,152	144
*	MobileIron Inc.	36,400	142
*	Agilysys Inc.	11,474	141
*,^	ForeScout Technologies Inc.	4,381	140
*	Quantum Corp.	24,278	137
*	GSI Technology Inc.	16,774	134
	Simulations Plus Inc.	8,096	130
*	Seachange International Inc.	33,108	130
*	PAR Technology Corp.	13,813	129
	RCM Technologies Inc.	20,292	128
*	Amtech Systems Inc.	12,631	127
*	EMCORE Corp.	18,881	122
*,^	VirnetX Holding Corp.	31,224	116
*	Amber Road Inc.	14,500	106
*	SITO Mobile Ltd.	15,633	105
*	Meet Group Inc.	36,749	104
*	Data I/O Corp.	8,400	101
*	Clearfield Inc.	8,195	100
*	Adesto Technologies Corp.	15,500	100
	TransAct Technologies Inc.	7,400	98
*	KVH Industries Inc.	9,261	96
*	Ooma Inc.	7,898	94
*,^	Park City Group Inc.	9,825	94
*,^	QuickLogic Corp.	51,440	89
*	inTEST Corp.	10,300	89
*	NetSol Technologies Inc.	18,320	87
*	Great Elm Capital Group Inc.	21,361	87
*	Fusion Telecommunications International Inc.	22,860	86
*	VOXX International Corp. Class A	14,054	79
*	Key Tronic Corp.	10,986	75
*	Exela Technologies Inc.	13,752	71
*,^	Veritone Inc.	3,000	70
*	SecureWorks Corp. Class A	7,500	67
*	Casa Systems Inc.	3,630	64
*	Marin Software Inc.	5,828	64
*	ID Systems Inc.	9,130	63
*	Aerohive Networks Inc.	10,792	63
*	CVD Equipment Corp.	5,349	62
	Concurrent Computer Corp.	10,521	61
*,^	Rimini Street Inc.	7,549	60
*	Westell Technologies Inc. Class A	15,363	58
*	Airgain Inc.	6,400	58
*	Datawatch Corp.	5,954	57
*	Edgewater Technology Inc.	8,642	54
*	Bandwidth Inc. Class A	2,329	54
*	Icad Inc.	15,448	53
	GlobalSCAPE Inc.	14,200	50

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
	PC-Tel Inc.	6,670	49
*	Support.com Inc.	18,062	44
	AstroNova Inc.	2,500	35
*	eGain Corp.	6,651	35
*	ADDvantage Technologies Group Inc.	23,234	35
*	Inseego Corp.	21,112	34
*	iPass Inc.	64,042	33
*	Computer Task Group Inc.	6,500	33
*	Aquantia Corp.	2,895	33
*	SendGrid Inc.	1,357	33
*	Radisys Corp.	27,955	28
*,^	Resonant Inc.	3,300	25
*	Synacor Inc.	10,600	24
*	Determine Inc.	12,197	22
*,^	Neonode Inc.	29,427	22
*	Qumu Corp.	9,333	21
*,^	ParkerVision Inc.	20,100	21
	QAD Inc. Class B	677	21
*	BSQUARE Corp.	4,000	19
*	Evolving Systems Inc.	3,774	18
*,^	Tintri Inc.	3,200	16
*	Intermolecular Inc.	11,600	16
*	BroadVision Inc.	4,181	15
*	LRAD Corp.	5,485	14
*,^	NXT-ID Inc.	3,500	12
*	Smith Micro Software Inc.	3,802	11
*	Aviat Networks Inc.	700	11
*,^	Netlist Inc.	33,001	10
*	FORM Holdings Corp.	7,203	10
*	Aehr Test Systems	3,305	9
*	DASAN Zhone Solutions Inc.	837	8
*	SharpSpring Inc.	1,700	7
*	Sunworks Inc.	6,576	7
*	WidePoint Corp.	6,600	4
	ClearOne Inc.	425	4
*,^	Everspin Technologies Inc.	500	4
*	Xplore Technologies Corp.	1,000	3
*	Cinedigm Corp. Class A	1,800	3
*,2	Gerber Scientific Inc. CVR	16,800	2
*	Identiv Inc.	400	1
*	GSE Systems Inc.	400	1
*	Inuvo Inc.	1,600	1
*	Streamline Health Solutions Inc.	700	1
*	Finjan Holdings Inc.	500	1
*	ARC Group Worldwide Inc.	400	1
	Communications Systems Inc.	214	1
*	Intellicheck Inc.	300	1
*	CMTSU Liquidation Inc.	41,661	1
*	Ominto Inc.	200	1
	Pendrell Corp.	1	1
	RELM Wireless Corp.	100	—
			4,124,517
Telecommunications (1.1%)
	AT&T Inc.	4,986,782	193,886
	Verizon Communications Inc.	3,310,537	175,227
*	T-Mobile US Inc.	232,740	14,781
	CenturyLink Inc.	780,919	13,026
*	Zayo Group Holdings Inc.	156,488	5,759
*	Sprint Corp.	481,773	2,838
	Telephone & Data Systems Inc.	85,218	2,369
*	Vonage Holdings Corp.	176,477	1,795
	Shenandoah Telecommunications Co.	36,882	1,247
*	GTT Communications Inc.	25,691	1,206
*	Straight Path Communications Inc. Class B	5,644	1,026

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Market
			Value
		Shares	($000)
*	8x8 Inc.	67,972	958
*	Iridium Communications Inc.	71,979	849
*	General Communication Inc. Class A	21,286	831
*	Cincinnati Bell Inc.	38,246	797
	Consolidated Communications Holdings Inc.	63,881	779
*	ORBCOMM Inc.	62,272	634
*	Globalstar Inc.	460,832	604
	ATN International Inc.	10,002	553
*	United States Cellular Corp.	13,699	516
^	Frontier Communications Corp.	59,974	405
	Spok Holdings Inc.	21,042	329
*	pdvWireless Inc.	9,248	297
	Windstream Holdings Inc.	132,620	245
*	HC2 Holdings Inc.	37,800	225
	IDT Corp. Class B	21,156	224
*	Hawaiian Telcom Holdco Inc.	7,205	222
*	Alaska Communications Systems Group Inc.	58,205	156
*	Intelsat SA	37,833	128
*,2	Ocera Therapeutics CVR Line	3,700	1
*,2	Chelsea Therapeutics International Ltd. CVR	53,188	—
			421,913
Utilities (1.8%)
	NextEra Energy Inc.	380,450	59,422
	Duke Energy Corp.	560,254	47,123
	Dominion Energy Inc.	515,297	41,770
	Southern Co.	811,201	39,011
	Exelon Corp.	775,542	30,564
	American Electric Power Co. Inc.	401,265	29,521
	Sempra Energy	202,410	21,642
	Public Service Enterprise Group Inc.	410,694	21,151
	Consolidated Edison Inc.	247,126	20,993
	Xcel Energy Inc.	415,184	19,974
	PG&E Corp.	414,379	18,577
	WEC Energy Group Inc.	257,502	17,106
	PPL Corp.	549,514	17,007
	Edison International	264,545	16,730
	ONEOK Inc.	308,824	16,507
	Eversource Energy	260,871	16,482
	DTE Energy Co.	143,181	15,673
	American Water Works Co. Inc.	141,804	12,974
	Entergy Corp.	150,192	12,224
	Ameren Corp.	193,351	11,406
	FirstEnergy Corp.	367,683	11,258
	CMS Energy Corp.	230,230	10,890
	CenterPoint Energy Inc.	339,974	9,642
	Alliant Energy Corp.	182,108	7,760
	Pinnacle West Capital Corp.	87,646	7,466
	Atmos Energy Corp.	85,802	7,370
	NRG Energy Inc.	249,574	7,108
	NiSource Inc.	266,803	6,849
	UGI Corp.	141,253	6,632
	Westar Energy Inc. Class A	116,720	6,163
	AES Corp.	554,410	6,004
	Aqua America Inc.	144,500	5,669
	Great Plains Energy Inc.	173,552	5,595
	Vectren Corp.	68,648	4,463
	SCANA Corp.	110,828	4,409
*	Calpine Corp.	283,356	4,287
*	Vistra Energy Corp.	211,976	3,883
	IDACORP Inc.	41,485	3,790
	WGL Holdings Inc.	41,210	3,537
	National Fuel Gas Co.	63,646	3,495
	Portland General Electric Co.	72,963	3,326
	Hawaiian Electric Industries Inc.	89,083	3,220

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
				Shares	($000)
	ONE Gas Inc.			43,438	3,182
	ALLETE Inc.			41,875	3,114
	New Jersey Resources Corp.			73,672	2,962
	PNM Resources Inc.			70,210	2,840
	Avangrid Inc.			55,546	2,809
	Avista Corp.			54,014	2,781
	Spire Inc.			36,740	2,761
	Black Hills Corp.			45,749	2,750
	Southwest Gas Holdings Inc.			33,921	2,730
	Ormat Technologies Inc.			35,643	2,280
	NorthWestern Corp.			37,935	2,265
	American States Water Co.			39,018	2,259
	South Jersey Industries Inc.			67,760	2,116
	El Paso Electric Co.			33,885	1,876
	MGE Energy Inc.			28,843	1,820
	California Water Service Group			36,932	1,675
	Northwest Natural Gas Co.			25,607	1,527
	Chesapeake Utilities Corp.			15,560	1,222
*	Dynegy Inc.			89,390	1,059
	SJW Group			16,132	1,030
	Connecticut Water Service Inc.			12,687	728
	Middlesex Water Co.			17,511	699
	Unitil Corp.			14,021	640
*	Evoqua Water Technologies Corp.			23,179	550
	York Water Co.			16,206	549
*	Sunrun Inc.			68,555	404
*	TerraForm Power Inc. Class A			33,021	395
	Artesian Resources Corp. Class A			6,304	243
*	Atlantic Power Corp.			103,002	242
*,^	Cadiz Inc.			14,457	206
*	Vivint Solar Inc.			42,105	170
*	Pure Cycle Corp.			19,761	165
^	Spark Energy Inc. Class A			12,600	156
*	AquaVenture Holdings Ltd.			7,643	119
	Genie Energy Ltd. Class B			12,877	56
*	US Geothermal Inc.			14,479	50
669,103
Total Common Stocks (Cost $9,711,518)		22,306,793

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.2%)
U.S. Government Securities (16.1%)
	United States Treasury Note/Bond	9.125%	5/15/18	3,675	3,774
	United States Treasury Note/Bond	1.375%	7/31/18	251	251
	United States Treasury Note/Bond	1.500%	8/31/18	575	574
	United States Treasury Note/Bond	1.375%	9/30/18	15,100	15,060
	United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,773
	United States Treasury Note/Bond	1.750%	10/31/18	32,800	32,795
	United States Treasury Note/Bond	3.750%	11/15/18	671	682
	United States Treasury Note/Bond	1.250%	11/30/18	8,275	8,234
	United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,482
	United States Treasury Note/Bond	1.250%	12/15/18	10,000	9,947
	United States Treasury Note/Bond	1.250%	12/31/18	6,785	6,747
	United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,347
	United States Treasury Note/Bond	1.500%	12/31/18	11,530	11,494
	United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,012
	United States Treasury Note/Bond	1.125%	1/31/19	1,780	1,767
	United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,408
	United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,393
	United States Treasury Note/Bond	0.750%	2/15/19	52,366	51,728

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,271
United States Treasury Note/Bond	8.875%	2/15/19	1,850	1,996
United States Treasury Note/Bond	1.125%	2/28/19	345	342
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,280
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,458
United States Treasury Note/Bond	1.000%	3/15/19	18,210	18,028
United States Treasury Note/Bond	1.250%	3/31/19	16,965	16,838
United States Treasury Note/Bond	1.500%	3/31/19	12,250	12,196
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,733
United States Treasury Note/Bond	0.875%	4/15/19	18,210	17,985
United States Treasury Note/Bond	1.250%	4/30/19	11,467	11,376
United States Treasury Note/Bond	1.625%	4/30/19	36,004	35,897
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,230
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,173
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,470
United States Treasury Note/Bond	1.250%	5/31/19	110	109
United States Treasury Note/Bond	1.500%	5/31/19	26,796	26,662
United States Treasury Note/Bond	0.875%	6/15/19	17,000	16,764
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,422
United States Treasury Note/Bond	1.250%	6/30/19	12,015	11,908
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,200
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,098
United States Treasury Note/Bond	1.375%	7/31/19	5,940	5,895
United States Treasury Note/Bond	1.625%	7/31/19	18,861	18,790
United States Treasury Note/Bond	0.750%	8/15/19	12,451	12,231
United States Treasury Note/Bond	3.625%	8/15/19	18,900	19,423
4 United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,082
United States Treasury Note/Bond	1.000%	8/31/19	14,175	13,976
United States Treasury Note/Bond	1.250%	8/31/19	10,477	10,371
United States Treasury Note/Bond	1.625%	8/31/19	9,946	9,906
United States Treasury Note/Bond	0.875%	9/15/19	16,055	15,787
United States Treasury Note/Bond	1.000%	9/30/19	15,000	14,780
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,288
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,448
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,757
United States Treasury Note/Bond	1.500%	10/31/19	69,470	69,003
United States Treasury Note/Bond	1.000%	11/15/19	163,585	160,953
United States Treasury Note/Bond	3.375%	11/15/19	24,504	25,178
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,598
United States Treasury Note/Bond	1.500%	11/30/19	35,106	34,854
United States Treasury Note/Bond	1.750%	11/30/19	39,445	39,346
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,405
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,059
United States Treasury Note/Bond	1.625%	12/31/19	28,033	27,884
United States Treasury Note/Bond	1.875%	12/31/19	9,765	9,763
United States Treasury Note/Bond	1.375%	1/15/20	46,545	46,065
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,248
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,671
United States Treasury Note/Bond	1.375%	2/15/20	71,386	70,605
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,565
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,718
United States Treasury Note/Bond	1.375%	2/29/20	14,143	13,984
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,306
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,811
United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,016
United States Treasury Note/Bond	1.500%	4/15/20	29,330	29,060
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,828
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,652
United States Treasury Note/Bond	1.500%	5/15/20	81,832	81,039
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,690
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,574
United States Treasury Note/Bond	1.500%	5/31/20	41,462	41,048
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,848
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,514

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,498
United States Treasury Note/Bond	1.500%	7/15/20	31,588	31,253
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,107
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,278
United States Treasury Note/Bond	1.500%	8/15/20	26,380	26,091
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,049
United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,898
United States Treasury Note/Bond	1.375%	9/15/20	24,503	24,155
United States Treasury Note/Bond	1.625%	10/15/20	38,791	38,445
United States Treasury Note/Bond	1.375%	10/31/20	43,104	42,404
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,726
United States Treasury Note/Bond	1.750%	11/15/20	128,115	127,374
United States Treasury Note/Bond	2.625%	11/15/20	66,571	67,767
4 United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,356
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,969
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,570
United States Treasury Note/Bond	2.375%	12/31/20	22,442	22,691
United States Treasury Note/Bond	1.375%	1/31/21	27,457	26,934
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,062
United States Treasury Note/Bond	3.625%	2/15/21	12,358	12,958
United States Treasury Note/Bond	7.875%	2/15/21	400	471
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,702
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,265
United States Treasury Note/Bond	1.250%	3/31/21	45,960	44,825
United States Treasury Note/Bond	2.250%	3/31/21	9,050	9,109
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,016
United States Treasury Note/Bond	2.250%	4/30/21	12,075	12,152
United States Treasury Note/Bond	3.125%	5/15/21	29,512	30,540
United States Treasury Note/Bond	1.375%	5/31/21	16,130	15,764
United States Treasury Note/Bond	2.000%	5/31/21	27,003	26,952
United States Treasury Note/Bond	1.125%	6/30/21	51,329	49,701
United States Treasury Note/Bond	2.125%	6/30/21	38,700	38,767
United States Treasury Note/Bond	1.125%	7/31/21	29,345	28,377
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,710
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,631
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,703
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,154
United States Treasury Note/Bond	1.125%	9/30/21	21,860	21,091
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,333
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,802
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,423
United States Treasury Note/Bond	2.000%	11/15/21	54,050	53,889
United States Treasury Note/Bond	1.750%	11/30/21	46,330	45,679
United States Treasury Note/Bond	1.875%	11/30/21	10,876	10,786
United States Treasury Note/Bond	2.000%	12/31/21	7,848	7,807
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,200
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,156
United States Treasury Note/Bond	1.875%	1/31/22	61,130	60,490
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,421
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,205
United States Treasury Note/Bond	1.875%	2/28/22	36,380	35,982
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,583
United States Treasury Note/Bond	1.875%	3/31/22	14,755	14,587
United States Treasury Note/Bond	1.750%	4/30/22	4,600	4,520
United States Treasury Note/Bond	1.875%	4/30/22	12,850	12,695
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,312
United States Treasury Note/Bond	1.750%	5/31/22	36,207	35,573
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,802
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,380
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,517
United States Treasury Note/Bond	1.875%	7/31/22	36,690	36,185
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,735
United States Treasury Note/Bond	1.625%	8/15/22	6,583	6,426
United States Treasury Note/Bond	1.625%	8/31/22	6,550	6,386

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	8/31/22	8,616	8,495
United States Treasury Note/Bond	1.750%	9/30/22	14,600	14,306
United States Treasury Note/Bond	1.875%	9/30/22	49,360	48,643
4 United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,343
United States Treasury Note/Bond	2.000%	10/31/22	32,135	31,854
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,098
United States Treasury Note/Bond	2.000%	11/30/22	59,088	58,562
United States Treasury Note/Bond	2.125%	12/31/22	50,149	49,937
United States Treasury Note/Bond	1.750%	1/31/23	27,583	26,967
United States Treasury Note/Bond	2.000%	2/15/23	14,085	13,938
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,359
United States Treasury Note/Bond	1.500%	2/28/23	29,080	28,058
United States Treasury Note/Bond	1.500%	3/31/23	28,225	27,206
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,154
United States Treasury Note/Bond	1.750%	5/15/23	36,043	35,153
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,131
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,458
United States Treasury Note/Bond	1.250%	7/31/23	22,360	21,186
United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,883
United States Treasury Note/Bond	6.250%	8/15/23	16,980	20,556
United States Treasury Note/Bond	1.375%	8/31/23	22,170	21,134
United States Treasury Note/Bond	1.375%	9/30/23	20,410	19,437
United States Treasury Note/Bond	1.625%	10/31/23	58,585	56,553
United States Treasury Note/Bond	2.750%	11/15/23	28,356	29,118
United States Treasury Note/Bond	2.125%	11/30/23	65,970	65,434
United States Treasury Note/Bond	2.250%	12/31/23	14,750	14,718
United States Treasury Note/Bond	2.250%	1/31/24	34,830	34,748
United States Treasury Note/Bond	2.750%	2/15/24	7,074	7,259
United States Treasury Note/Bond	2.125%	2/29/24	54,810	54,262
United States Treasury Note/Bond	2.125%	3/31/24	37,500	37,113
United States Treasury Note/Bond	2.000%	4/30/24	30,695	30,139
United States Treasury Note/Bond	2.500%	5/15/24	65,279	66,013
United States Treasury Note/Bond	2.000%	5/31/24	37,779	37,064
United States Treasury Note/Bond	2.000%	6/30/24	25,460	24,959
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,533
United States Treasury Note/Bond	2.375%	8/15/24	33,710	33,805
United States Treasury Note/Bond	1.875%	8/31/24	22,998	22,373
United States Treasury Note/Bond	2.125%	9/30/24	64,208	63,395
United States Treasury Note/Bond	2.250%	10/31/24	35,320	35,138
United States Treasury Note/Bond	2.250%	11/15/24	36,046	35,849
United States Treasury Note/Bond	7.500%	11/15/24	675	896
United States Treasury Note/Bond	2.125%	11/30/24	78,105	77,068
United States Treasury Note/Bond	2.250%	12/31/24	24,550	24,408
United States Treasury Note/Bond	2.000%	2/15/25	61,048	59,665
United States Treasury Note/Bond	2.125%	5/15/25	41,761	41,115
United States Treasury Note/Bond	2.000%	8/15/25	23,772	23,162
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,530
United States Treasury Note/Bond	2.250%	11/15/25	30,347	30,072
United States Treasury Note/Bond	1.625%	2/15/26	21,332	20,139
United States Treasury Note/Bond	1.625%	5/15/26	50,448	47,516
United States Treasury Note/Bond	1.500%	8/15/26	51,545	47,936
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,150
United States Treasury Note/Bond	2.000%	11/15/26	27,355	26,466
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,845
United States Treasury Note/Bond	2.250%	2/15/27	31,127	30,709
United States Treasury Note/Bond	2.375%	5/15/27	42,305	42,179
United States Treasury Note/Bond	2.250%	8/15/27	53,099	52,335
United States Treasury Note/Bond	2.250%	11/15/27	71,475	70,447
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,338
United States Treasury Note/Bond	5.500%	8/15/28	13,745	17,690
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,526
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,403
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,064
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,449

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	5.375%	2/15/31	13,200	17,531
United States Treasury Note/Bond	4.500%	2/15/36	18,000	23,175
United States Treasury Note/Bond	4.750%	2/15/37	11,925	15,883
United States Treasury Note/Bond	5.000%	5/15/37	10,403	14,263
United States Treasury Note/Bond	4.375%	2/15/38	20,742	26,504
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,396
United States Treasury Note/Bond	3.500%	2/15/39	20,301	23,165
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,223
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,339
United States Treasury Note/Bond	4.375%	11/15/39	11,686	15,031
United States Treasury Note/Bond	4.625%	2/15/40	13,760	18,288
United States Treasury Note/Bond	4.375%	5/15/40	8,750	11,274
United States Treasury Note/Bond	3.875%	8/15/40	11,185	13,471
United States Treasury Note/Bond	4.250%	11/15/40	10,317	13,093
United States Treasury Note/Bond	4.750%	2/15/41	15,588	21,149
United States Treasury Note/Bond	4.375%	5/15/41	12,450	16,101
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,213
United States Treasury Note/Bond	3.125%	11/15/41	13,128	14,104
United States Treasury Note/Bond	3.125%	2/15/42	12,773	13,723
United States Treasury Note/Bond	3.000%	5/15/42	18,425	19,384
United States Treasury Note/Bond	2.750%	8/15/42	35,375	35,590
United States Treasury Note/Bond	2.750%	11/15/42	83,283	83,739
United States Treasury Note/Bond	3.125%	2/15/43	12,167	13,070
United States Treasury Note/Bond	2.875%	5/15/43	28,760	29,542
United States Treasury Note/Bond	3.625%	8/15/43	36,486	42,580
United States Treasury Note/Bond	3.750%	11/15/43	23,554	28,040
United States Treasury Note/Bond	3.625%	2/15/44	29,063	33,963
United States Treasury Note/Bond	3.375%	5/15/44	11,816	13,245
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,956
United States Treasury Note/Bond	3.000%	11/15/44	20,069	21,076
United States Treasury Note/Bond	2.500%	2/15/45	36,593	34,883
United States Treasury Note/Bond	3.000%	5/15/45	20,139	21,149
United States Treasury Note/Bond	2.875%	8/15/45	27,867	28,559
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,333
United States Treasury Note/Bond	2.500%	2/15/46	39,339	37,433
United States Treasury Note/Bond	2.500%	5/15/46	51,805	49,271
United States Treasury Note/Bond	2.250%	8/15/46	25,312	22,824
United States Treasury Note/Bond	2.875%	11/15/46	36,710	37,650
United States Treasury Note/Bond	3.000%	5/15/47	46,322	48,696
United States Treasury Note/Bond	2.750%	8/15/47	36,863	36,897
United States Treasury Note/Bond	2.750%	11/15/47	47,850	47,910
				5,980,467
Agency Bonds and Notes (0.7%)
5 AID-Iraq	2.149%	1/18/22	1,100	1,096
5 AID-Israel	5.500%	12/4/23	375	438
5 AID-Israel	5.500%	4/26/24	1,400	1,646
5 AID-Jordan	1.945%	6/23/19	600	599
5 AID-Jordan	2.503%	10/30/20	750	755
5 AID-Jordan	2.578%	6/30/22	320	322
5 AID-Jordan	3.000%	6/30/25	400	410
5 AID-Tunisia	2.452%	7/24/21	250	251
5 AID-Tunisia	1.416%	8/5/21	200	193
5 AID-Ukraine	1.844%	5/16/19	350	348
5 AID-Ukraine	1.847%	5/29/20	700	694
5 AID-Ukraine	1.471%	9/29/21	675	655
3 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,176
3 Federal Farm Credit Banks	1.680%	10/13/20	825	817
3 Federal Farm Credit Banks	3.500%	12/20/23	500	531
3 Federal Home Loan Banks	1.250%	1/16/19	5,000	4,971
3 Federal Home Loan Banks	1.375%	3/18/19	6,500	6,463
3 Federal Home Loan Banks	1.375%	5/28/19	3,000	2,979
3 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,253
3 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,968
3 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,937

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Federal Home Loan Banks	1.500%	10/21/19	5,475	5,433
3 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,559
3 Federal Home Loan Banks	1.875%	3/13/20	500	499
3 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,171
3 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,885
3 Federal Home Loan Banks	1.375%	9/28/20	1,950	1,916
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,091
3 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,567
3 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,786
3 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,898
3 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,936
3 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,127
3 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,053
3 Federal Home Loan Banks	5.375%	8/15/24	815	960
3 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,802
6 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,662
6 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	4,953
6 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,895
6 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,793
6 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,151
6 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,847
6 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,385
6 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,100
6 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,239
6 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,957
6 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,684
6 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,720
6 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,818
6 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	375
6 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,118
6 Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,092
6 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	1,991
6 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,002
6 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,857
6 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	3,992
6 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,968
6 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,256
6 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	6,980
6 Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,348
6 Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,459
6 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,794
6 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,986
6 Federal National Mortgage Assn.	1.500%	2/28/20	5,060	5,010
6 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,952
6 Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,962
6 Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,731
6 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,989
6 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,860
6 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,938
6 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,916
6 Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,953
6 Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,931
6 Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,148
6 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,025
6 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,034
6 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,736
6 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,018
6 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,952
6 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,888
6 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,759
Private Export Funding Corp.	4.375%	3/15/19	350	360
Private Export Funding Corp.	1.450%	8/15/19	350	347
Private Export Funding Corp.	2.250%	3/15/20	650	653
Private Export Funding Corp.	2.300%	9/15/20	175	176

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	4.300%	12/15/21	175	188
	Private Export Funding Corp.	2.800%	5/15/22	200	204
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,111
	Private Export Funding Corp.	3.550%	1/15/24	725	769
	Private Export Funding Corp.	2.450%	7/15/24	525	522
	Private Export Funding Corp.	3.250%	6/15/25	175	182
3	Tennessee Valley Authority	3.875%	2/15/21	905	952
3	Tennessee Valley Authority	1.875%	8/15/22	425	418
3	Tennessee Valley Authority	2.875%	9/15/24	954	975
3	Tennessee Valley Authority	6.750%	11/1/25	3,520	4,536
3	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,018
3	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,872
3	Tennessee Valley Authority	4.650%	6/15/35	500	607
3	Tennessee Valley Authority	5.880%	4/1/36	285	398
3	Tennessee Valley Authority	5.500%	6/15/38	225	307
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,762
3	Tennessee Valley Authority	5.375%	4/1/56	580	817
3	Tennessee Valley Authority	4.625%	9/15/60	519	653
3	Tennessee Valley Authority	4.250%	9/15/65	700	824
					266,060
Conventional Mortgage-Backed Securities (8.3%)
6,7	Fannie Mae Pool	2.000%	11/1/27–11/1/31	7,338	7,186
6,7,8	Fannie Mae Pool	2.500%	1/1/27–10/1/46	97,288	97,367
6,7,8	Fannie Mae Pool	3.000%	1/1/26–1/1/48	333,291	336,044
6,7,8	Fannie Mae Pool	3.500%	9/1/25–1/1/48	375,049	386,459
6,7,8	Fannie Mae Pool	4.000%	7/1/18–1/1/48	249,294	261,584
6,7,8	Fannie Mae Pool	4.500%	1/1/18–1/1/48	96,989	103,674
6,7	Fannie Mae Pool	5.000%	2/1/18–1/1/44	38,204	41,115
6,7	Fannie Mae Pool	5.500%	2/1/18–4/1/40	30,534	33,476
6,7	Fannie Mae Pool	6.000%	2/1/18–5/1/41	20,869	23,398
6,7	Fannie Mae Pool	6.500%	10/1/23–10/1/39	5,158	5,710
6,7	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,092	2,383
6,7	Fannie Mae Pool	7.500%	11/1/22–12/1/32	171	188
6,7	Fannie Mae Pool	8.000%	12/1/22–10/1/30	37	42
6,7	Fannie Mae Pool	8.500%	7/1/22–7/1/30	24	28
6,7	Fannie Mae Pool	9.000%	7/1/22–6/1/26	8	8
6,7	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
6,7	Fannie Mae Pool	10.000%	1/1/20–8/1/21	—	—
6,7	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,809	3,730
6,7,8	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	70,241	70,348
6,7,8	Freddie Mac Gold Pool	3.000%	10/1/24–1/1/48	229,546	231,196
6,7,8	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/48	247,406	254,799
6,7,8	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/48	146,802	153,899
6,7,8	Freddie Mac Gold Pool	4.500%	1/1/18–1/1/48	55,649	59,311
6,7	Freddie Mac Gold Pool	5.000%	1/1/18–10/1/41	20,207	21,737
6,7	Freddie Mac Gold Pool	5.500%	10/1/18–6/1/41	18,214	19,909
6,7	Freddie Mac Gold Pool	6.000%	9/1/18–5/1/40	10,034	11,232
6,7	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,413	2,675
6,7	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	704	800
6,7	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	109	126
6,7	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	79	87
6,7	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	15	16
6,7	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	7	8
6,7	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
6,7	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
7	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	11,722	11,884
7,8	Ginnie Mae I Pool	3.500%	11/15/25–1/1/48	13,237	13,744
7,8	Ginnie Mae I Pool	4.000%	10/15/24–1/1/48	22,018	23,069
7,8	Ginnie Mae I Pool	4.500%	8/15/18–1/1/48	22,108	23,423
7	Ginnie Mae I Pool	5.000%	3/15/18–4/15/41	13,065	14,135
7	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	6,544	7,215
7	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	4,002	4,474
7	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,292	1,399
7	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	541	608

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	165	180
7	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	103	113
7	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	20
7	Ginnie Mae I Pool	9.000%	1/15/20–2/15/30	14	14
7	Ginnie Mae I Pool	9.500%	8/15/20	—	—
7	Ginnie Mae I Pool	10.000%	3/15/19	—	—
7	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	7,366	7,256
7,8	Ginnie Mae II Pool	3.000%	2/20/27–1/1/48	233,262	235,844
7,8	Ginnie Mae II Pool	3.500%	9/20/25–1/1/48	344,981	357,697
7,8	Ginnie Mae II Pool	4.000%	9/20/25–1/1/48	160,001	167,292
7,8	Ginnie Mae II Pool	4.500%	11/20/35–1/1/48	58,614	62,192
7	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	22,277	24,034
7	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,288	7,945
7	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,751	3,058
7	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	852	956
7	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	145	173
					3,095,261
Nonconventional Mortgage-Backed Securities (0.1%)
6,7	Fannie Mae Pool	2.124%	3/1/43	511	509
6,7	Fannie Mae Pool	2.178%	6/1/43	383	383
6,7	Fannie Mae Pool	2.196%	10/1/42	218	222
6,7	Fannie Mae Pool	2.268%	7/1/43	570	563
6,7	Fannie Mae Pool	2.393%	10/1/42	329	329
6,7	Fannie Mae Pool	2.439%	9/1/43	61	61
6,7,9	Fannie Mae Pool	2.576%	4/1/37	42	44
6,7	Fannie Mae Pool	2.713%	12/1/43	570	592
6,7	Fannie Mae Pool	2.719%	1/1/42	260	262
6,7	Fannie Mae Pool	2.722%	3/1/42	324	337
6,7,9	Fannie Mae Pool	2.886%	9/1/43	394	415
[6,7,10]	Fannie Mae Pool	3.031%	12/1/41	120	123
[6,7,10]	Fannie Mae Pool	3.060%	9/1/37	142	151
[6,7,10]	Fannie Mae Pool	3.081%	2/1/41	45	48
[6,7,10]	Fannie Mae Pool	3.084%	2/1/41	106	112
[6,7,11]	Fannie Mae Pool	3.088%	1/1/35	117	125
6,7,9	Fannie Mae Pool	3.215%	8/1/37	66	69
[6,7,10]	Fannie Mae Pool	3.285%	2/1/36	56	57
[6,7,10]	Fannie Mae Pool	3.288%	7/1/36	24	25
[6,7,10]	Fannie Mae Pool	3.310%	12/1/33	38	41
6,7	Fannie Mae Pool	3.344%	8/1/42	241	242
[6,7,10]	Fannie Mae Pool	3.354%	12/1/40	110	116
[6,7,10]	Fannie Mae Pool	3.362%	8/1/35	94	99
[6,7,10]	Fannie Mae Pool	3.364%	12/1/40	36	38
[6,7,10]	Fannie Mae Pool	3.385%	11/1/36	91	96
[6,7,10]	Fannie Mae Pool	3.408%	9/1/34	35	37
[6,7,10]	Fannie Mae Pool	3.410%	9/1/40	36	38
[6,7,10]	Fannie Mae Pool	3.411%	1/1/37	72	77
[6,7,10]	Fannie Mae Pool	3.415%	6/1/36	4	5
[6,7,10]	Fannie Mae Pool	3.422%	10/1/37	77	79
[6,7,10]	Fannie Mae Pool	3.435%	12/1/40	52	55
[6,7,10]	Fannie Mae Pool	3.440%	10/1/39–9/1/42	245	254
[6,7,10]	Fannie Mae Pool	3.445%	7/1/39	12	13
[6,7,10]	Fannie Mae Pool	3.448%	8/1/40–6/1/42	645	670
6,7,9	Fannie Mae Pool	3.453%	5/1/42	305	318
[6,7,10]	Fannie Mae Pool	3.455%	11/1/39	24	26
[6,7,10]	Fannie Mae Pool	3.473%	1/1/40	91	95
[6,7,10]	Fannie Mae Pool	3.474%	1/1/42	119	125
[6,7,10]	Fannie Mae Pool	3.475%	5/1/40	44	46
[6,7,10]	Fannie Mae Pool	3.476%	2/1/41	41	42
[6,7,10]	Fannie Mae Pool	3.481%	4/1/37–5/1/42	161	169
[6,7,10]	Fannie Mae Pool	3.500%	10/1/40	70	74
6,7,9	Fannie Mae Pool	3.516%	7/1/42	135	145
[6,7,10]	Fannie Mae Pool	3.529%	3/1/41	127	134
6,7,9	Fannie Mae Pool	3.535%	7/1/37	23	24
6,7,9	Fannie Mae Pool	3.545%	8/1/39	126	129

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7,9	Fannie Mae Pool	3.553%	2/1/42	588	624
[6,7,10]	Fannie Mae Pool	3.555%	11/1/41	122	130
[6,7,10]	Fannie Mae Pool	3.556%	3/1/42	147	157
[6,7,10]	Fannie Mae Pool	3.560%	11/1/33–10/1/40	151	159
[6,7,10]	Fannie Mae Pool	3.563%	11/1/41–12/1/41	209	220
[6,7,10]	Fannie Mae Pool	3.565%	11/1/40–12/1/40	93	98
[6,7,10]	Fannie Mae Pool	3.567%	12/1/39	78	81
[6,7,10]	Fannie Mae Pool	3.572%	9/1/40	143	150
[6,7,10]	Fannie Mae Pool	3.575%	3/1/41	98	104
[6,7,10]	Fannie Mae Pool	3.590%	8/1/39	30	32
[6,7,10]	Fannie Mae Pool	3.604%	11/1/34–11/1/39	110	117
6,7	Fannie Mae Pool	3.615%	4/1/41	94	95
[6,7,10]	Fannie Mae Pool	3.632%	5/1/40	19	20
[6,7,10]	Fannie Mae Pool	3.635%	5/1/41	97	102
6,7	Fannie Mae Pool	3.637%	7/1/41	256	270
6,7,9	Fannie Mae Pool	3.651%	2/1/42	148	158
6,7	Fannie Mae Pool	3.703%	6/1/41	32	34
6,7	Fannie Mae Pool	3.768%	6/1/41	140	148
[6,7,10]	Fannie Mae Pool	5.188%	3/1/38	12	13
[6,7,11]	Fannie Mae Pool	5.860%	12/1/37	99	102
6,7	Freddie Mac Non Gold Pool	2.386%	5/1/42	54	54
6,7	Freddie Mac Non Gold Pool	2.538%	11/1/43	382	382
6,7	Freddie Mac Non Gold Pool	2.717%	2/1/42	161	162
[6,7,10]	Freddie Mac Non Gold Pool	2.735%	10/1/37	5	5
6,7	Freddie Mac Non Gold Pool	2.804%	1/1/41	101	105
6,7	Freddie Mac Non Gold Pool	2.959%	12/1/41	193	201
[6,7,10]	Freddie Mac Non Gold Pool	3.081%	7/1/35	40	42
6,7,9	Freddie Mac Non Gold Pool	3.090%	1/1/37	80	84
[6,7,11]	Freddie Mac Non Gold Pool	3.109%	2/1/36	42	43
[6,7,11]	Freddie Mac Non Gold Pool	3.168%	10/1/36	36	39
6,7	Freddie Mac Non Gold Pool	3.189%	1/1/41	28	29
[6,7,11]	Freddie Mac Non Gold Pool	3.212%	5/1/36	31	32
[6,7,10]	Freddie Mac Non Gold Pool	3.250%	1/1/38	21	22
[6,7,10]	Freddie Mac Non Gold Pool	3.352%	1/1/35	9	9
[6,7,10]	Freddie Mac Non Gold Pool	3.357%	3/1/37	10	10
[6,7,10]	Freddie Mac Non Gold Pool	3.364%	2/1/37	27	29
[6,7,10]	Freddie Mac Non Gold Pool	3.376%	12/1/40	111	115
[6,7,10]	Freddie Mac Non Gold Pool	3.377%	12/1/36	40	42
6,7	Freddie Mac Non Gold Pool	3.388%	3/1/42	183	192
[6,7,10]	Freddie Mac Non Gold Pool	3.410%	10/1/37	34	36
[6,7,10]	Freddie Mac Non Gold Pool	3.474%	9/1/37	157	161
[6,7,10]	Freddie Mac Non Gold Pool	3.492%	12/1/36	26	27
[6,7,11]	Freddie Mac Non Gold Pool	3.494%	11/1/34	42	43
[6,7,10]	Freddie Mac Non Gold Pool	3.496%	12/1/34	19	19
[6,7,10]	Freddie Mac Non Gold Pool	3.500%	5/1/38	4	4
[6,7,10]	Freddie Mac Non Gold Pool	3.505%	12/1/40	30	31
[6,7,10]	Freddie Mac Non Gold Pool	3.506%	2/1/42	41	43
[6,7,10]	Freddie Mac Non Gold Pool	3.524%	12/1/35	67	70
[6,7,10]	Freddie Mac Non Gold Pool	3.615%	3/1/41	27	28
[6,7,10]	Freddie Mac Non Gold Pool	3.630%	5/1/40–11/1/40	92	95
[6,7,10]	Freddie Mac Non Gold Pool	3.649%	9/1/40	129	135
[6,7,10]	Freddie Mac Non Gold Pool	3.650%	11/1/40	45	46
[6,7,10]	Freddie Mac Non Gold Pool	3.652%	2/1/41	33	35
[6,7,10]	Freddie Mac Non Gold Pool	3.660%	2/1/41	70	74
[6,7,10]	Freddie Mac Non Gold Pool	3.701%	6/1/41	40	41
[6,7,10]	Freddie Mac Non Gold Pool	3.706%	5/1/40	22	23
[6,7,10]	Freddie Mac Non Gold Pool	3.708%	6/1/40	39	40
[6,7,10]	Freddie Mac Non Gold Pool	3.714%	6/1/40	50	53
[6,7,10]	Freddie Mac Non Gold Pool	3.753%	5/1/37	108	111
6,7	Freddie Mac Non Gold Pool	4.865%	3/1/38	34	36
7,11	Ginnie Mae II Pool	2.250%	10/20/38–12/20/42	1,161	1,196
7,11	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	1,397	1,443
7,11	Ginnie Mae II Pool	2.500%	10/20/41	313	327
7,11	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	844	867

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7,11	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	487	500
7,11	Ginnie Mae II Pool	3.000%	11/20/40–10/20/41	133	137
7,11	Ginnie Mae II Pool	3.125%	5/20/41	51	53
7	Ginnie Mae II Pool	3.500%	12/20/43	97	98
17,797
Total U.S. Government and Agency Obligations (Cost $9,372,811)		9,359,585
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
7	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	33	33
7	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	56	56
7	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	35	35
7	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
7	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	41	40
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	125
7	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	127	127
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	175
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
7	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	1,075	1,070
7	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	3,000	2,974
7	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	1,600	1,592
7	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	972
7	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	35	35
7	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	300	299
7	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	340	338
7	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,070
7	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	175	181
7	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	300	312
7	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.574%	2/15/50	1,080	1,118
7	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.748%	2/15/50	420	429
7	BANK 2017 - BNK4	3.625%	5/15/50	800	830
7	BANK 2017 - BNK5	3.390%	6/15/60	700	713
7	BANK 2017 - BNK5	3.624%	6/15/60	350	355
7	BANK 2017 - BNK6	3.518%	7/15/60	980	1,008
7	BANK 2017 - BNK6	3.741%	7/15/60	980	1,005
7	BANK 2017 - BNK7	3.175%	9/15/60	450	451
7	BANK 2017 - BNK7	3.435%	9/15/60	275	281
7	BANK 2017 - BNK7	3.748%	9/15/60	300	306
7	BANK 2017 - BNK8	3.488%	11/15/50	600	616
7	BANK 2017 - BNK8	3.731%	11/15/50	100	103
7	BANK 2017 - BNK9	3.279%	11/15/54	600	605
7	BANK 2017 - BNK9	3.538%	11/15/54	600	618
	Bank of Nova Scotia	2.125%	9/11/19	900	897
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,780
	Bank of Nova Scotia	1.875%	4/26/21	600	587
7	Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	300
7	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	520
7	BBCMS MORTGAGE TRUST 2017-C1	3.674%	2/15/50	1,175	1,219
7	BBCMS MORTGAGE TRUST 2017-C1	3.898%	2/15/50	325	339
7	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	99	99
7	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	26	26
7	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	125
7	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	274
7	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	173	173
7	Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	133	133
7	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
7	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	220	220
7	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	225
7	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	225

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	325
7 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	200
7 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	223
7 Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	873
7 Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	400	400
7 Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	600	597
7 Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	575	569
7 Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	775	765
7 Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	650	647
7 Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	700	697
7 Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	697
7 Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	1,125	1,118
7 Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	918
7 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	13	13
7 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	54	54
7 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	16	16
7 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
7 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	113	113
7 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	100
7 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	100
7 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	149
7 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	322
7 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	113
7 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	323
7 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	223
7 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	607
7 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	619
7 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	68
7 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	525
7 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	134
7 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	516
7 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	306
7 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	256
7 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	489
7 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	281
7 CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	70	72
7 CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	818
7 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	445
7 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	550
CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	405
7 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	944
7 CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	306
7 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	595
7 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,300
7 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,050
7 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	913
7 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	596
7 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,224
7 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	767
7 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	688
7 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	765
7 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,052
7 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,391
7 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	758
7 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,103
7 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,250
7 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	769
7 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	1,400	1,397
7 Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	608
7 Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	101
7 Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	101
7 Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	219	220
7 Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	243
7 Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	378

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	77
7	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	292
	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	107
7	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
7	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	130
7	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	77
7	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	132
7	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	132
7	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	210
7	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	154
7	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	312
7	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	675
7	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	806
7	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	328
7	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	151
7	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	656
7	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	313
7	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	366
7	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	446
7	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	225
7	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	428
7	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	800	828
7	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	246
7	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	1,000	1,027
7	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	205
7	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	600	614
7	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	153
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	146
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	194
7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	231
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	350
7	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	171
7	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	202
7	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	208
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	274
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	353
7	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	216
7	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	126
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	129
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	183
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	132
7	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
7	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
7	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	75	75
7	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	50	52
7	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	160
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	450	480
7	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	185
7	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	153
7	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	232
7	COMM 2013-CCRE9 Mortgage Trust	4.230%	7/10/45	365	391
7	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	231
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	245
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	279
7	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	155
7	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	352
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	294
7	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	348
7	COMM 2014-CCRE14 Mortgage Trust	4.597%	2/10/47	175	187
7	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	308	310
7	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	117
7	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	222
7	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	105	112
7	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	227

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	103
7 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	289
7 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	103
7 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	180
7 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	131
7 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	157
7 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	682
7 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	157
7 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	324
7 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	645
7 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	126
7 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	343
7 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	429
7 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	184
7 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
7 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	80
7 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	212
7 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
7 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	126
7 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	366
7 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	233
7 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	173
7 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	524
7 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	428
7 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	436
7 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	830
7 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	235
7 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	202
7 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	585
7 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	204
7 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	255
7 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	383
7 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	179
7 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	445
7 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	885
7 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	411
7 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	415
7 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	76
7 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	430
7 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	203
7 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	630
7 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	515
7 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	410
7 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	205
7 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	178
7 CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	168	166
7 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	563
7 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	231
7 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	336
7 CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	441
7 CSAIL 2015-C3 Commercial Mortgage Trust	4.108%	8/15/48	200	206
7 CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	206
7 CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	340
7 CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	816
7 CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	815
7 CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	589
7 CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	256
7 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	304
7 DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	320
7 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	610
7 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	151
7 Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,043
7 Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	822

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	825
7	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,196
7	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	800
6,7	Fannie Mae-Aces	3.136%	11/25/27	1,150	1,161
6,7	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	121	125
6,7	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	596	614
6,7	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,250	1,299
6,7	Fannie Mae-Aces 2013-M12	2.393%	3/25/23	924	912
6,7	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	59	58
6,7	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	443
6,7	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,027	1,029
6,7	Fannie Mae-Aces 2014-M1	3.217%	7/25/23	1,675	1,721
6,7	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	744	744
6,7	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,257
6,7	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	147	147
6,7	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	483
6,7	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	390	390
6,7	Fannie Mae-Aces 2014-M3	3.466%	1/25/24	600	624
6,7	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	647
6,7	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,166	1,176
6,7	Fannie Mae-Aces 2014-M7	3.271%	6/25/24	1,150	1,181
6,7	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	163	162
6,7	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	660
6,7	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	790
6,7	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	20	20
6,7	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,062
6,7	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	353
6,7	Fannie Mae-Aces 2015-M12	2.792%	5/25/25	850	847
6,7	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,026
6,7	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	755	749
6,7	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	400
6,7	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	500
6,7	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	82	82
6,7	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	741
6,7	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	351	347
6,7	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	826
6,7	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	863
6,7	Fannie Mae-Aces 2016-M12	2.448%	9/25/26	950	920
6,7	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	713
6,7	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	394
6,7	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	391
6,7	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	780
6,7	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	580
6,7	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	195
6,7	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	292
6,7	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,153
6,7	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	435
6,7	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	493
6,7	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	1,250	1,264
6,7	Fannie Mae-Aces 2017-M2	2.784%	2/25/27	1,200	1,187
6,7	Fannie Mae-Aces 2017-M3	2.486%	12/25/26	1,500	1,448
6,7	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	1,200	1,169
6,7	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	677
6,7	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	663	668
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	186	187
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	235	238
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	7	7
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	137	137
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	144	144

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,775	1,855
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.184%	12/25/20	800	839
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	547
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,473
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	581
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	100	99
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	913
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,272
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,277
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,293
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	828	837
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,305
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	856	870
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	927	939
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,266
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,441
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	50	52
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	318	320
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,532
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	230	232
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	884
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	348	351
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,060
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,029
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	175	172
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	698
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	180	180
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	612
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	386	385
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	675	689
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	669
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	194	194

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	545
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	854
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	455
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	778
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	450	462
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	275	279
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	700	697
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	1,000	990
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	562
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	1,004
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	500	491
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	800	815
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	1,000	1,031
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	2,000	2,070
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	2,400	2,495
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	1,775	1,847
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	1,500	1,536
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	915	938
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	600	609
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	500	512
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	875	893
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	398
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	2,000	2,058
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	900	902
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	307	305
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,254
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	402
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,069	1,069
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	241	242
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	366	366
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	575
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	282	280
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,666
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	786	782
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,002
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,658
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	179	177
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,423
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	1,300	1,326
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	730	725
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	809
6,7	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	389	384
6,7	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	800
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	482
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	530
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	500	497
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	1,000	1,024
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	1,600	1,634
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	1,500	1,525
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	800	811
6,7	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	1,175	1,201
7	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	219	219
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	122	122
7	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	30	30
7	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	46	46
7	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
7	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	88	88
7	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
7	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	111	110
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
7	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	472
7	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	273
7	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	572
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	79
7	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,569
7	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	800	797
7	Ford Credit Floorplan Master Owner Trust A Series
	2017-2	2.160%	9/15/22	700	697
7	Ford Credit Floorplan Master Owner Trust A Series
	2017-3	2.480%	9/15/24	720	716
6,7	Freddie Mac Multifamily Structured Pass Through
	Certificates	3.303%	11/25/27	275	284
6,7	Freddie Mac Multifamily Structured Pass Through
	Certificates	3.286%	11/25/50	400	413

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 GM Financial Automobile Leasing Trust 2015-2	1.680%	12/20/18	116	116
7 GM Financial Automobile Leasing Trust 2015-2	1.850%	7/22/19	200	200
7 GM Financial Automobile Leasing Trust 2015-3	1.690%	3/20/19	115	115
7 GM Financial Automobile Leasing Trust 2015-3	1.810%	11/20/19	200	200
7 GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	425	424
7 GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	375	374
7 GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	275	274
7 GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	246	248
7 GS Mortgage Securities Corporation II 2013-GC10	3.279%	2/10/46	92	93
7 GS Mortgage Securities Corporation II 2015-GC30	2.726%	5/10/50	300	301
7 GS Mortgage Securities Corporation II 2015-GC30	3.382%	5/10/50	450	460
7 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	150
7 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	767
7 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	417	427
7 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	325
7 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	279
7 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	119
7 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	176	177
7 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	140
7 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	723
7 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	192	193
7 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	104
7 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	134
7 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,086
7 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	290
7 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	181
7 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	158
7 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	503
7 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	131
7 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	126
7 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	257
7 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	828
7 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	129
7 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	128
7 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	510
7 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	439
7 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	183
7 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	409
7 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	411
7 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	299
7 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	755
7 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	281
7 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	204
7 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	651
7 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	257
7 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	615
7 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,001
7 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	266
7 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	18	18
7 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	100
7 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	299	298
7 Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,254	1,243
7 Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	279	276
7 Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	425	424
7 Huntington Auto Trust 2015-1	1.240%	9/16/19	96	96
7 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	50	50
7 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
7 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	112	112
7 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	100
7 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	321
7 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	245
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	479	495

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C8	2.829%	10/15/45	1,658	1,665
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	446
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.142%	12/15/47	146	148
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.372%	12/15/47	109	110
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.674%	12/15/46	150	155
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.881%	12/15/46	200	210
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.166%	12/15/46	300	320
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.517%	12/15/46	150	160
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.910%	12/15/46	150	159
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	673	679
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	2.872%	7/15/47	175	176
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	3.805%	7/15/47	75	79
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2015-JP1	3.914%	1/15/49	325	344
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP3	2.870%	8/15/49	975	957
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP4	3.648%	12/15/49	400	416
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2016-JP4	3.870%	12/15/49	325	335
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2017-JP6	3.050%	7/15/50	400	405
7 JP Morgan Chase Commercial Mortgage Securities
Trust 2017-JP6	3.744%	7/15/50	400	409
7 JPMBB Commercial Mortgage Securities Trust 2013-
C12	3.664%	7/15/45	122	127
7 JPMBB Commercial Mortgage Securities Trust 2013-
C12	4.030%	7/15/45	81	85
7 JPMBB Commercial Mortgage Securities Trust 2013-
C14	3.761%	8/15/46	240	248
7 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.133%	8/15/46	790	840
7 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.409%	8/15/46	220	233
7 JPMBB Commercial Mortgage Securities Trust 2013-
C15	2.977%	11/15/45	290	292
7 JPMBB Commercial Mortgage Securities Trust 2013-
C15	3.659%	11/15/45	65	67
7 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.131%	11/15/45	435	463
7 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.420%	11/15/45	275	292
7 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.003%	1/15/47	145	146
7 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.705%	1/15/47	188	194
7 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.199%	1/15/47	625	669
7 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.458%	1/15/47	125	133
7 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.881%	1/15/47	188	198

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.079%	2/15/47	474	504
7 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.439%	2/15/47	93	99
7 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.814%	2/15/47	113	119
7 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.046%	4/15/47	174	176
7 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.669%	4/15/47	225	232
7 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.996%	4/15/47	225	238
7 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.243%	4/15/47	175	184
7 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.428%	8/15/47	109	112
7 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.775%	8/15/47	100	105
7 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.996%	8/15/47	75	78
7 JPMBB Commercial Mortgage Securities Trust 2014-
C22	3.801%	9/15/47	650	678
7 JPMBB Commercial Mortgage Securities Trust 2014-
C22	4.110%	9/15/47	175	183
7 JPMBB Commercial Mortgage Securities Trust 2014-
C23	3.934%	9/15/47	319	337
7 JPMBB Commercial Mortgage Securities Trust 2014-
C23	4.202%	9/15/47	188	198
7 JPMBB Commercial Mortgage Securities Trust 2014-
C24	2.940%	11/15/47	200	202
7 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.638%	11/15/47	150	156
7 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.914%	11/15/47	300	311
7 JPMBB Commercial Mortgage Securities Trust 2014-
C25	3.672%	11/15/47	750	781
7 JPMBB Commercial Mortgage Securities Trust 2014-
C25	4.065%	11/15/47	200	208
7 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.018%	1/15/48	400	403
7 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.494%	1/15/48	600	618
7 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.800%	1/15/48	200	206
7 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.951%	1/15/48	200	201
7 JPMBB Commercial Mortgage Securities Trust 2015-
C27	2.734%	2/15/48	325	327
7 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.017%	2/15/48	409	414
7 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.179%	2/15/48	218	220
7 JPMBB Commercial Mortgage Securities Trust 2015-
C28	2.773%	10/15/48	400	403
7 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.227%	10/15/48	500	506
7 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.532%	10/15/48	100	101
7 JPMBB Commercial Mortgage Securities Trust 2015-
C29	2.921%	5/15/48	400	404
7 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.304%	5/15/48	215	220
7 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.611%	5/15/48	350	362

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.559%	7/15/48	425	440
7 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.822%	7/15/48	425	445
7 JPMBB Commercial Mortgage Securities Trust 2015-
C30	4.226%	7/15/48	200	211
7 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.540%	8/15/48	203	211
7 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.801%	8/15/48	218	228
7 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.358%	11/15/48	425	437
7 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.598%	11/15/48	425	440
7 JPMBB Commercial Mortgage Securities Trust 2015-
C33	3.770%	12/15/48	300	314
7 JPMBB Commercial Mortgage Securities Trust 2016-
C1	3.316%	3/15/49	325	332
7 JPMCC Commercial Mortgage Securities Trust 2017-
JP5	3.723%	3/15/50	1,250	1,308
7 JPMDB Commercial Mortgage Securities Trust 2016-
C2	3.144%	6/15/49	300	301
7 JPMDB Commercial Mortgage Securities Trust 2016-
C2	3.484%	6/15/49	150	151
7 JPMDB Commercial Mortgage Securities Trust 2017-
C5	3.694%	3/15/50	2,000	2,092
7 JPMDB Commercial Mortgage Securities Trust 2017-
C5	3.858%	3/15/50	425	438
7 JPMDB Commercial Mortgage Securities Trust 2017-
C7	3.409%	10/15/50	275	282
7 JPMDB Commercial Mortgage Securities Trust 2017-
C7	3.712%	10/15/50	175	178
7 LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	531	532
7 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	100	100
7 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	998
7 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	498
7 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	125	125
7 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	75
7 Morgan Stanley Bank of America Merrill Lynch Trust
2012-C5	3.176%	8/15/45	175	178
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10	4.082%	7/15/46	2,000	2,132
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.169%	8/15/46	240	256
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.369%	8/15/46	120	127
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	3.001%	10/15/46	320	322
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	4.259%	10/15/46	445	477
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	2.936%	11/15/46	150	151
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.039%	11/15/46	300	318
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.737%	11/15/46	150	160
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	2.918%	2/15/46	179	180
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	3.214%	2/15/46	36	36
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.134%	12/15/48	225	230
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.376%	12/15/48	100	101

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.102%	5/15/46	150	152
7 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.456%	5/15/46	125	127
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	2.916%	2/15/47	157	158
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	3.669%	2/15/47	394	405
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.064%	2/15/47	375	397
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.633%	2/15/47	150	160
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	2.849%	6/15/47	75	75
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.477%	6/15/47	75	77
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.892%	6/15/47	325	341
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	4.322%	6/15/47	125	131
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.194%	10/15/47	400	405
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.923%	10/15/47	100	105
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	4.439%	10/15/47	125	131
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.101%	12/15/47	400	405
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.326%	12/15/47	225	231
7 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.526%	12/15/47	275	283
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.069%	2/15/48	200	204
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.249%	2/15/48	725	736
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.040%	4/15/48	425	429
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.306%	4/15/48	325	330
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.883%	4/15/48	200	204
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	2.982%	7/15/50	225	227
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.398%	7/15/50	150	153
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.719%	7/15/50	450	470
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.383%	10/15/48	475	489
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.635%	10/15/48	250	259
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.323%	10/15/48	275	282
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.531%	10/15/48	300	309
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.557%	12/15/47	200	206
7 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.753%	12/15/47	250	261
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28	3.288%	1/15/49	300	307
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28	3.544%	1/15/49	800	820

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C30	2.860%	9/15/49	800	783
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C31	3.102%	11/15/49	950	944
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C32	3.720%	12/15/49	800	837
7 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C32	3.994%	12/15/49	325	340
7 Morgan Stanley Bank of America Merrill Lynch Trust
2017-C33	3.599%	5/15/50	1,000	1,039
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C33	3.852%	5/15/50	400	412
7 Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34	3.276%	11/15/52	400	406
7 Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34	3.536%	11/15/52	575	593
7 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	20	20
7 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	661
7 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	230
7 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	314
7 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	398
7 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	321
7 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	778
7 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	852
7 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	568
12 National Australia Bank Ltd.	2.250%	3/16/21	625	620
7 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	73	73
7 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	348
7 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	279
7 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	75
7 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	73	73
7 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	89	89
7 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	29	29
7 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	102	101
7 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	160	160
7 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	124
7 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	107	106
7 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	198
7 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	350	346
7 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	270
7 Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	566	562
7 Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	259	256
7 Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	375	371
Royal Bank of Canada	2.200%	9/23/19	1,800	1,798
Royal Bank of Canada	2.100%	10/14/20	3,950	3,912
7 Royal Bank of Canada	1.875%	2/5/21	475	471
Royal Bank of Canada	2.300%	3/22/21	650	648
7 Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	400	398
7 Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	225
7 Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,562	1,552
7 Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	550	544
7 Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	676
7 Synchrony Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	406
7 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.476%	8/15/39	21	21
12 Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,986
7 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	29	29
7 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	186	186
7 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	399
7 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	157	157
7 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	349
7 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	195	194
7 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	247
7 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	300	298

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	172
7 Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	950	945
7 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	818
7 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	358
7 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	615
7 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	154
7 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	735
7 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	302
7 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	481
7 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	615
7 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	267
7 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	409
7 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	623
7 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	336
7 UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,000
7 UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	294
7 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	178
7 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	77
7 Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	22	22
7 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	200
7 Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	227
7 Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	126
7 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	103
7 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	1,300	1,363
Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	53
7 Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	253
7 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	305
7 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	410
7 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	205
7 Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	404
7 Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	202
7 Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	177
7 Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,035
7 Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	642
7 Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	121
7 Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	437
7 Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	649
7 Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	113
7 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	1,053	1,060
7 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	200
7 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	181
7 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	289
7 Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	240
7 Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	175	176
7 Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	125	126
7 Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	177
7 Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	338
7 Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	210
7 Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	770	806
7 Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	509
7 Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	223
7 Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	491
7 Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	150	154
7 Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	325
7 Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	342
7 Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	348
7 Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	606
7 Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	871
7 Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	245
7 Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	743
7 Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	408
7 Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	404
7 Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	619
7 Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	155

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	1,023
7 Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,242
7 Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,500	1,551
7 WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	604
7 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	463
7 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	308
7 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	259
7 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	177
7 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	367
7 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	255
7 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	111
7 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
7 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	224
7 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	44
7 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	411
7 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	203
7 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	165
7 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	693
7 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	169
7 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	123	124
7 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	188
7 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	195
7 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	311
7 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	101
7 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	106
7 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	105
7 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	106
7 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	101
7 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	206
7 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,536
7 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	53
7 WFRBS Commercial Mortgage Trust 2013-C18	4.659%	12/15/46	75	81
7 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	251
7 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	153
7 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	186
7 WFRBS Commercial Mortgage Trust 2013-UBS1	4.624%	3/15/46	50	54
7 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	77
7 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	186
7 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	52
7 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	101
7 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	103
7 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	132
7 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	130
7 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	442
7 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	679
7 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	102
7 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	258
7 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	132
7 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	80
7 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	119	120
7 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	309
7 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	769
7 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	315
7 World Financial Network Credit Card Master Note Trust
Series 2017-C	2.310%	8/15/24	625	622
7 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	159	159
7 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	172	172
7 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	199
7 World Omni Automobile Lease Securitization Trust
2015-A	1.540%	10/15/18	63	63
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $357,171)				357,465

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (11.0%)
Finance (3.4%)
	Banking (2.4%)
	American Express Co.	2.200%	10/30/20	1,200	1,191
	American Express Co.	2.500%	8/1/22	2,400	2,371
	American Express Co.	2.650%	12/2/22	1,500	1,486
	American Express Co.	3.000%	10/30/24	1,200	1,197
	American Express Co.	3.625%	12/5/24	750	771
	American Express Co.	4.050%	12/3/42	121	127
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,200
	American Express Credit Corp.	1.875%	5/3/19	1,000	996
	American Express Credit Corp.	2.250%	8/15/19	300	300
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,096
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,484
	American Express Credit Corp.	2.600%	9/14/20	650	653
	American Express Credit Corp.	2.250%	5/5/21	735	728
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,354
	American Express Credit Corp.	3.300%	5/3/27	2,850	2,877
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	300
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	248
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	300	299
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	1,000	991
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	1,000	994
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	804
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,277
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	298
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	1,000	996
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,000	994
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	788
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	958
	Banco Santander SA	3.800%	2/23/28	200	200
	Bank of America Corp.	2.600%	1/15/19	775	778
	Bank of America Corp.	5.490%	3/15/19	200	207
	Bank of America Corp.	2.650%	4/1/19	2,450	2,467
	Bank of America Corp.	7.625%	6/1/19	4	4
	Bank of America Corp.	2.250%	4/21/20	1,000	1,000
	Bank of America Corp.	2.625%	10/19/20	550	554
	Bank of America Corp.	2.151%	11/9/20	500	496
	Bank of America Corp.	2.625%	4/19/21	2,090	2,101
7	Bank of America Corp.	2.369%	7/21/21	900	897
7	Bank of America Corp.	2.328%	10/1/21	2,500	2,478
	Bank of America Corp.	2.503%	10/21/22	1,850	1,830
	Bank of America Corp.	3.300%	1/11/23	5,400	5,525
7	Bank of America Corp.	3.124%	1/20/23	410	415
7	Bank of America Corp.	2.881%	4/24/23	6,375	6,380
7	Bank of America Corp.	2.816%	7/21/23	3,000	2,994
	Bank of America Corp.	4.100%	7/24/23	1,000	1,061
7,12	Bank of America Corp.	3.004%	12/20/23	7,582	7,587
	Bank of America Corp.	4.125%	1/22/24	1,400	1,486
	Bank of America Corp.	4.000%	4/1/24	946	1,000
	Bank of America Corp.	4.200%	8/26/24	2,500	2,622
	Bank of America Corp.	4.000%	1/22/25	4,240	4,411
	Bank of America Corp.	3.950%	4/21/25	1,500	1,550
7	Bank of America Corp.	3.093%	10/1/25	2,700	2,680
	Bank of America Corp.	4.450%	3/3/26	1,225	1,307
	Bank of America Corp.	4.250%	10/22/26	1,575	1,655
	Bank of America Corp.	3.248%	10/21/27	1,625	1,605
	Bank of America Corp.	4.183%	11/25/27	1,200	1,253
7	Bank of America Corp.	3.824%	1/20/28	1,900	1,960
7	Bank of America Corp.	3.705%	4/24/28	1,525	1,560
7	Bank of America Corp.	3.593%	7/21/28	3,000	3,036
7,12	Bank of America Corp.	3.419%	12/20/28	5,357	5,346
	Bank of America Corp.	6.110%	1/29/37	910	1,158

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 Bank of America Corp.	4.244%	4/24/38	1,525	1,649
Bank of America Corp.	7.750%	5/14/38	2,000	2,996
Bank of America Corp.	5.875%	2/7/42	1,150	1,510
Bank of America Corp.	5.000%	1/21/44	4,200	5,072
Bank of America Corp.	4.875%	4/1/44	550	658
Bank of America Corp.	4.750%	4/21/45	350	394
7 Bank of America Corp.	4.443%	1/20/48	500	560
Bank of America NA	6.000%	10/15/36	350	454
Bank of Montreal	2.375%	1/25/19	750	751
Bank of Montreal	1.500%	7/18/19	1,200	1,189
Bank of Montreal	2.100%	12/12/19	675	672
Bank of Montreal	2.100%	6/15/20	800	794
Bank of Montreal	1.900%	8/27/21	1,500	1,468
Bank of Montreal	2.550%	11/6/22	450	445
7 Bank of Montreal	3.803%	12/15/32	2,400	2,395
Bank of New York Mellon Corp.	2.100%	1/15/19	325	325
Bank of New York Mellon Corp.	2.200%	3/4/19	225	225
Bank of New York Mellon Corp.	5.450%	5/15/19	350	365
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,902
Bank of New York Mellon Corp.	4.600%	1/15/20	400	419
Bank of New York Mellon Corp.	2.600%	8/17/20	300	302
Bank of New York Mellon Corp.	2.450%	11/27/20	750	752
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,973
Bank of New York Mellon Corp.	3.550%	9/23/21	625	648
Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,502
7 Bank of New York Mellon Corp.	2.661%	5/16/23	775	774
Bank of New York Mellon Corp.	2.200%	8/16/23	825	799
Bank of New York Mellon Corp.	3.650%	2/4/24	150	157
Bank of New York Mellon Corp.	3.250%	9/11/24	600	611
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,170
Bank of New York Mellon Corp.	2.450%	8/17/26	500	474
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,514
7 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,224
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	970
Bank of New York Mellon Corp.	3.300%	8/23/29	500	497
Bank of Nova Scotia	1.950%	1/15/19	625	625
Bank of Nova Scotia	2.050%	6/5/19	550	548
Bank of Nova Scotia	1.650%	6/14/19	300	298
Bank of Nova Scotia	2.150%	7/14/20	1,200	1,195
Bank of Nova Scotia	4.375%	1/13/21	105	111
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,386
Bank of Nova Scotia	2.700%	3/7/22	3,000	2,995
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,315
Barclays Bank plc	5.140%	10/14/20	105	111
Barclays plc	2.750%	11/8/19	475	476
Barclays plc	2.875%	6/8/20	1,750	1,755
Barclays plc	3.250%	1/12/21	1,000	1,009
Barclays plc	3.200%	8/10/21	850	856
Barclays plc	3.684%	1/10/23	2,650	2,688
Barclays plc	4.375%	9/11/24	950	974
Barclays plc	3.650%	3/16/25	3,000	2,999
Barclays plc	4.375%	1/12/26	1,200	1,249
Barclays plc	5.200%	5/12/26	1,600	1,707
Barclays plc	4.337%	1/10/28	2,000	2,064
Barclays plc	4.836%	5/9/28	600	622
Barclays plc	5.250%	8/17/45	450	522
Barclays plc	4.950%	1/10/47	1,000	1,114
BB&T Corp.	2.250%	2/1/19	200	200
BB&T Corp.	6.850%	4/30/19	2,125	2,251
BB&T Corp.	2.150%	2/1/21	550	544
BB&T Corp.	2.050%	5/10/21	800	789
BB&T Corp.	2.750%	4/1/22	750	755
BB&T Corp.	2.850%	10/26/24	475	470
BNP Paribas SA	2.450%	3/17/19	600	602

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BNP Paribas SA	2.375%	5/21/20	1,000	1,000
	BNP Paribas SA	5.000%	1/15/21	2,810	3,014
	BNP Paribas SA	3.250%	3/3/23	675	687
	BNP Paribas SA	4.250%	10/15/24	500	527
	BPCE SA	2.500%	7/15/19	700	703
	BPCE SA	2.250%	1/27/20	675	673
	BPCE SA	2.650%	2/3/21	825	827
	BPCE SA	2.750%	12/2/21	500	501
12	BPCE SA	3.000%	5/22/22	1,000	999
	BPCE SA	4.000%	4/15/24	1,200	1,268
	BPCE SA	3.375%	12/2/26	250	253
	Branch Banking & Trust Co.	1.450%	5/10/19	650	643
	Branch Banking & Trust Co.	2.100%	1/15/20	600	598
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	999
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,682
	Branch Banking & Trust Co.	3.800%	10/30/26	400	417
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	700	692
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	992
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,688
	Capital One Bank USA NA	2.250%	2/13/19	250	250
	Capital One Bank USA NA	2.300%	6/5/19	900	899
	Capital One Bank USA NA	8.800%	7/15/19	625	681
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,151
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,803
	Capital One Financial Corp.	2.500%	5/12/20	900	899
	Capital One Financial Corp.	2.400%	10/30/20	500	496
	Capital One Financial Corp.	4.750%	7/15/21	280	299
	Capital One Financial Corp.	3.050%	3/9/22	675	678
	Capital One Financial Corp.	3.500%	6/15/23	82	83
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,027
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,044
	Capital One Financial Corp.	4.200%	10/29/25	500	514
	Capital One Financial Corp.	3.750%	7/28/26	250	248
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,082
	Capital One NA	2.400%	9/5/19	350	350
	Capital One NA	1.850%	9/13/19	825	817
	Capital One NA	2.350%	1/31/20	1,000	997
	Capital One NA	2.950%	7/23/21	510	512
	Capital One NA	2.250%	9/13/21	675	662
	Capital One NA	2.650%	8/8/22	2,300	2,276
	Citibank NA	1.850%	9/18/19	1,825	1,812
	Citibank NA	2.100%	6/12/20	1,000	991
	Citibank NA	2.125%	10/20/20	3,200	3,167
7,12	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,391
	Citigroup Inc.	2.550%	4/8/19	225	226
	Citigroup Inc.	2.050%	6/7/19	775	773
	Citigroup Inc.	2.500%	7/29/19	575	576
	Citigroup Inc.	2.450%	1/10/20	1,300	1,299
	Citigroup Inc.	2.400%	2/18/20	675	674
	Citigroup Inc.	5.375%	8/9/20	470	503
	Citigroup Inc.	2.700%	3/30/21	2,650	2,655
	Citigroup Inc.	2.350%	8/2/21	600	592
	Citigroup Inc.	2.900%	12/8/21	2,000	2,009
	Citigroup Inc.	4.500%	1/14/22	2,000	2,128
	Citigroup Inc.	4.050%	7/30/22	5,425	5,643
	Citigroup Inc.	2.700%	10/27/22	1,550	1,533
	Citigroup Inc.	3.500%	5/15/23	475	482
	Citigroup Inc.	3.875%	10/25/23	725	752
	Citigroup Inc.	3.750%	6/16/24	2,975	3,074
	Citigroup Inc.	4.000%	8/5/24	725	754
	Citigroup Inc.	3.875%	3/26/25	1,100	1,126
	Citigroup Inc.	3.300%	4/27/25	675	679
	Citigroup Inc.	4.400%	6/10/25	3,475	3,661
	Citigroup Inc.	5.500%	9/13/25	1,000	1,124

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	3.700%	1/12/26	1,500	1,540
Citigroup Inc.	4.600%	3/9/26	975	1,034
Citigroup Inc.	3.400%	5/1/26	975	977
Citigroup Inc.	3.200%	10/21/26	2,325	2,301
Citigroup Inc.	4.300%	11/20/26	775	808
Citigroup Inc.	4.450%	9/29/27	2,275	2,399
7 Citigroup Inc.	3.887%	1/10/28	1,000	1,030
Citigroup Inc.	6.625%	1/15/28	800	984
7 Citigroup Inc.	3.668%	7/24/28	2,475	2,506
Citigroup Inc.	4.125%	7/25/28	975	1,005
7 Citigroup Inc.	3.520%	10/27/28	1,550	1,555
Citigroup Inc.	6.000%	10/31/33	425	519
Citigroup Inc.	6.125%	8/25/36	1,699	2,133
Citigroup Inc.	8.125%	7/15/39	1,099	1,752
Citigroup Inc.	5.875%	1/30/42	1,100	1,434
Citigroup Inc.	5.300%	5/6/44	725	856
Citigroup Inc.	4.650%	7/30/45	1,000	1,138
Citigroup Inc.	4.750%	5/18/46	500	552
Citizens Bank NA	2.500%	3/14/19	1,000	1,002
Citizens Bank NA	2.450%	12/4/19	325	325
Citizens Bank NA	2.250%	3/2/20	725	721
Citizens Bank NA	2.200%	5/26/20	575	570
Citizens Bank NA	2.250%	10/30/20	600	594
Citizens Bank NA	2.650%	5/26/22	600	594
Citizens Financial Group Inc.	4.300%	12/3/25	400	417
Comerica Bank	4.000%	7/27/25	200	207
Commonwealth Bank of Australia	2.250%	3/13/19	225	225
Commonwealth Bank of Australia	2.050%	3/15/19	475	474
Commonwealth Bank of Australia	2.300%	9/6/19	500	500
Commonwealth Bank of Australia	2.400%	11/2/20	650	648
Commonwealth Bank of Australia	2.550%	3/15/21	625	624
12 Commonwealth Bank of Australia	2.750%	3/10/22	2,000	2,006
Compass Bank	2.750%	9/29/19	225	226
Compass Bank	2.875%	6/29/22	1,550	1,528
Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,001
Cooperatieve Rabobank UA	2.250%	1/14/20	2,825	2,822
Cooperatieve Rabobank UA	4.500%	1/11/21	635	673
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,780
Cooperatieve Rabobank UA	2.750%	1/10/22	300	302
Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,179
Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,057
Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,791
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,051
Cooperatieve Rabobank UA	4.375%	8/4/25	750	791
Cooperatieve Rabobank UA	3.750%	7/21/26	1,300	1,314
Cooperatieve Rabobank UA	5.250%	5/24/41	335	424
Cooperatieve Rabobank UA	5.750%	12/1/43	700	891
Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,357
Credit Suisse AG	2.300%	5/28/19	3,450	3,456
Credit Suisse AG	5.300%	8/13/19	475	497
Credit Suisse AG	5.400%	1/14/20	200	211
Credit Suisse AG	3.000%	10/29/21	800	809
Credit Suisse AG	3.625%	9/9/24	2,325	2,400
12 Credit Suisse Group AG	3.574%	1/9/23	1,500	1,523
12 Credit Suisse Group AG	4.282%	1/9/28	2,500	2,599
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	809
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,683
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	4,250	4,378
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,185	1,218
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,527
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,387
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,094
Credit Suisse USA Inc.	7.125%	7/15/32	465	641
Deutsche Bank AG	2.500%	2/13/19	650	649

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Bank AG	2.850%	5/10/19	725	727
Deutsche Bank AG	2.700%	7/13/20	1,400	1,393
Deutsche Bank AG	2.950%	8/20/20	400	401
Deutsche Bank AG	3.125%	1/13/21	325	326
Deutsche Bank AG	3.375%	5/12/21	1,150	1,160
Deutsche Bank AG	4.250%	10/14/21	3,000	3,110
Deutsche Bank AG	3.300%	11/16/22	2,500	2,488
Deutsche Bank AG	3.700%	5/30/24	1,875	1,885
Deutsche Bank AG	4.100%	1/13/26	400	407
Discover Bank	7.000%	4/15/20	250	273
Discover Bank	3.200%	8/9/21	350	354
Discover Bank	4.250%	3/13/26	1,125	1,172
Discover Bank	3.450%	7/27/26	500	493
Discover Financial Services	3.850%	11/21/22	225	231
Discover Financial Services	3.950%	11/6/24	350	357
Discover Financial Services	3.750%	3/4/25	375	377
Discover Financial Services	4.100%	2/9/27	1,300	1,327
Fifth Third Bancorp	3.500%	3/15/22	825	849
Fifth Third Bancorp	4.300%	1/16/24	475	502
Fifth Third Bancorp	8.250%	3/1/38	710	1,085
Fifth Third Bank	2.300%	3/15/19	500	501
Fifth Third Bank	2.375%	4/25/19	600	602
Fifth Third Bank	1.625%	9/27/19	500	494
Fifth Third Bank	2.250%	6/14/21	500	495
Fifth Third Bank	2.875%	10/1/21	1,435	1,446
Fifth Third Bank	3.850%	3/15/26	1,500	1,548
First Horizon National Corp.	3.500%	12/15/20	300	306
First Niagara Financial Group Inc.	6.750%	3/19/20	725	790
First Republic Bank	2.500%	6/6/22	400	395
First Republic Bank	4.375%	8/1/46	200	204
First Republic Bank	4.625%	2/13/47	375	399
FirstMerit Bank NA	4.270%	11/25/26	450	469
FirstMerit Corp.	4.350%	2/4/23	125	130
Goldman Sachs Capital I	6.345%	2/15/34	900	1,125
Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,606
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,135
Goldman Sachs Group Inc.	1.950%	7/23/19	2,000	1,988
Goldman Sachs Group Inc.	2.550%	10/23/19	4,250	4,258
Goldman Sachs Group Inc.	2.300%	12/13/19	1,350	1,346
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,388
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,128
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,796
Goldman Sachs Group Inc.	2.750%	9/15/20	975	978
Goldman Sachs Group Inc.	2.875%	2/25/21	275	277
Goldman Sachs Group Inc.	2.625%	4/25/21	500	499
Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,978
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,970
Goldman Sachs Group Inc.	5.750%	1/24/22	4,525	5,004
Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,815
7 Goldman Sachs Group Inc.	2.876%	10/31/22	5,000	4,988
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,029
7 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,619
7 Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,983
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,562
Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	3,133
Goldman Sachs Group Inc.	3.500%	1/23/25	2,325	2,354
7 Goldman Sachs Group Inc.	3.272%	9/29/25	4,000	3,969
Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,385
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,672
Goldman Sachs Group Inc.	5.950%	1/15/27	630	734
Goldman Sachs Group Inc.	3.850%	1/26/27	1,900	1,947
7 Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,927
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,682
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,440

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,709
7 Goldman Sachs Group Inc.	4.017%	10/31/38	3,000	3,073
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,792
Goldman Sachs Group Inc.	4.800%	7/8/44	1,975	2,238
Goldman Sachs Group Inc.	5.150%	5/22/45	2,875	3,319
Goldman Sachs Group Inc.	4.750%	10/21/45	500	570
HSBC Bank USA NA	4.875%	8/24/20	950	1,004
HSBC Bank USA NA	5.875%	11/1/34	675	870
HSBC Bank USA NA	5.625%	8/15/35	625	789
HSBC Bank USA NA	7.000%	1/15/39	650	952
HSBC Holdings plc	3.400%	3/8/21	1,651	1,686
HSBC Holdings plc	5.100%	4/5/21	3,560	3,823
HSBC Holdings plc	2.950%	5/25/21	2,000	2,013
HSBC Holdings plc	2.650%	1/5/22	1,800	1,787
HSBC Holdings plc	4.875%	1/14/22	160	172
HSBC Holdings plc	4.000%	3/30/22	765	800
7 HSBC Holdings plc	3.262%	3/13/23	1,300	1,317
HSBC Holdings plc	3.600%	5/25/23	1,300	1,338
7 HSBC Holdings plc	3.033%	11/22/23	1,050	1,052
HSBC Holdings plc	4.250%	3/14/24	1,000	1,042
HSBC Holdings plc	4.250%	8/18/25	750	778
HSBC Holdings plc	4.300%	3/8/26	4,070	4,322
HSBC Holdings plc	3.900%	5/25/26	2,200	2,276
HSBC Holdings plc	4.375%	11/23/26	1,000	1,043
7 HSBC Holdings plc	4.041%	3/13/28	2,500	2,602
HSBC Holdings plc	7.625%	5/17/32	400	544
HSBC Holdings plc	7.350%	11/27/32	400	535
HSBC Holdings plc	6.500%	5/2/36	2,485	3,247
HSBC Holdings plc	6.500%	9/15/37	660	869
HSBC Holdings plc	6.800%	6/1/38	550	751
HSBC Holdings plc	6.100%	1/14/42	200	275
HSBC Holdings plc	5.250%	3/14/44	3,500	4,115
HSBC USA Inc.	2.375%	11/13/19	1,300	1,302
HSBC USA Inc.	2.350%	3/5/20	1,175	1,175
HSBC USA Inc.	2.750%	8/7/20	500	503
HSBC USA Inc.	5.000%	9/27/20	645	682
Huntington Bancshares Inc.	7.000%	12/15/20	450	502
Huntington Bancshares Inc.	3.150%	3/14/21	650	660
Huntington Bancshares Inc.	2.300%	1/14/22	325	320
Huntington National Bank	2.375%	3/10/20	750	750
Huntington National Bank	2.400%	4/1/20	250	250
Huntington National Bank	2.875%	8/20/20	800	807
Huntington National Bank	2.500%	8/7/22	2,500	2,465
ING Groep NV	3.150%	3/29/22	700	706
ING Groep NV	3.950%	3/29/27	1,300	1,355
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,624
Intesa Sanpaolo SPA	5.250%	1/12/24	625	682
JPMorgan Chase & Co.	2.350%	1/28/19	775	777
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,459
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,406
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,822
JPMorgan Chase & Co.	2.750%	6/23/20	8,515	8,588
JPMorgan Chase & Co.	4.400%	7/22/20	730	767
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,232
JPMorgan Chase & Co.	2.550%	10/29/20	1,925	1,931
JPMorgan Chase & Co.	2.550%	3/1/21	800	801
JPMorgan Chase & Co.	4.625%	5/10/21	835	889
JPMorgan Chase & Co.	2.400%	6/7/21	975	970
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,908
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,064
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,855
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,474
JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,657
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,702

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7 JPMorgan Chase & Co.	2.776%	4/25/23	1,000	994
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,381
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,987
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,649
JPMorgan Chase & Co.	3.625%	5/13/24	275	285
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,076
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,606
7 JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,488
JPMorgan Chase & Co.	3.300%	4/1/26	2,000	2,008
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,120
JPMorgan Chase & Co.	2.950%	10/1/26	950	933
JPMorgan Chase & Co.	4.125%	12/15/26	1,575	1,661
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,011
7 JPMorgan Chase & Co.	3.782%	2/1/28	1,750	1,811
7 JPMorgan Chase & Co.	3.540%	5/1/28	2,500	2,535
JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,303
7 JPMorgan Chase & Co.	3.882%	7/24/38	2,030	2,077
JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,573
JPMorgan Chase & Co.	5.600%	7/15/41	1,450	1,858
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,506
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,117
JPMorgan Chase & Co.	4.950%	6/1/45	250	287
7 JPMorgan Chase & Co.	4.260%	2/22/48	2,925	3,136
7 JPMorgan Chase & Co.	4.032%	7/24/48	3,050	3,155
7 JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,548
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	992
KeyBank NA	2.350%	3/8/19	500	501
KeyBank NA	2.500%	12/15/19	300	301
KeyBank NA	2.250%	3/16/20	500	499
KeyBank NA	2.500%	11/22/21	300	298
KeyBank NA	2.400%	6/9/22	1,000	986
KeyBank NA	2.300%	9/14/22	500	490
KeyBank NA	3.300%	6/1/25	500	508
KeyCorp	5.100%	3/24/21	1,310	1,412
Lloyds Bank plc	2.300%	11/27/18	800	802
Lloyds Bank plc	2.400%	3/17/20	125	125
Lloyds Bank plc	6.375%	1/21/21	1,875	2,079
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,203
7 Lloyds Banking Group plc	2.907%	11/7/23	1,000	990
Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,048
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,186
Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,013
7 Lloyds Banking Group plc	3.574%	11/7/28	1,000	991
Lloyds Banking Group plc	5.300%	12/1/45	200	235
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,552
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	800
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	473
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,416
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,573
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,715
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	755
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	988
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	194
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,862
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	668
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,378
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	987
Mizuho Financial Group Inc.	2.953%	2/28/22	500	500
Mizuho Financial Group Inc.	3.663%	2/28/27	250	256
Morgan Stanley	2.500%	1/24/19	1,675	1,682
Morgan Stanley	7.300%	5/13/19	1,390	1,482
Morgan Stanley	2.375%	7/23/19	3,300	3,301
Morgan Stanley	5.625%	9/23/19	1,715	1,808
Morgan Stanley	5.500%	1/26/20	525	556

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	2.650%	1/27/20	1,600	1,606
Morgan Stanley	2.800%	6/16/20	3,600	3,627
Morgan Stanley	5.500%	7/24/20	650	697
Morgan Stanley	5.750%	1/25/21	1,335	1,454
Morgan Stanley	2.500%	4/21/21	1,600	1,595
Morgan Stanley	5.500%	7/28/21	1,575	1,722
Morgan Stanley	2.625%	11/17/21	2,200	2,187
Morgan Stanley	2.750%	5/19/22	4,100	4,076
Morgan Stanley	4.875%	11/1/22	1,575	1,693
Morgan Stanley	3.750%	2/25/23	4,000	4,147
Morgan Stanley	4.100%	5/22/23	2,025	2,104
Morgan Stanley	3.875%	4/29/24	4,700	4,904
Morgan Stanley	3.700%	10/23/24	2,550	2,628
Morgan Stanley	4.000%	7/23/25	1,900	1,983
Morgan Stanley	5.000%	11/24/25	1,000	1,093
Morgan Stanley	3.875%	1/27/26	1,800	1,872
Morgan Stanley	3.125%	7/27/26	3,150	3,108
Morgan Stanley	6.250%	8/9/26	775	925
Morgan Stanley	4.350%	9/8/26	2,780	2,912
Morgan Stanley	3.625%	1/20/27	2,275	2,321
Morgan Stanley	3.950%	4/23/27	745	755
7 Morgan Stanley	3.591%	7/22/28	3,700	3,726
Morgan Stanley	7.250%	4/1/32	705	970
7 Morgan Stanley	3.971%	7/22/38	1,600	1,645
Morgan Stanley	6.375%	7/24/42	1,525	2,119
Morgan Stanley	4.300%	1/27/45	2,500	2,681
Morgan Stanley	4.375%	1/22/47	1,500	1,630
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	747
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	281
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	344
MUFG Union Bank NA	2.250%	5/6/19	300	300
National Australia Bank Ltd.	2.000%	1/14/19	300	299
National Australia Bank Ltd.	1.375%	7/12/19	650	642
National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,474
National Australia Bank Ltd.	2.625%	1/14/21	200	201
National Australia Bank Ltd.	1.875%	7/12/21	650	634
National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,004
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,783
National Australia Bank Ltd.	3.000%	1/20/23	325	327
National Australia Bank Ltd.	3.375%	1/14/26	150	152
National Australia Bank Ltd.	2.500%	7/12/26	950	901
National Bank of Canada	2.150%	6/12/20	1,000	995
National Bank of Canada	2.200%	11/2/20	775	769
National City Corp.	6.875%	5/15/19	310	329
Northern Trust Corp.	3.450%	11/4/20	300	308
Northern Trust Corp.	2.375%	8/2/22	825	825
Northern Trust Corp.	3.950%	10/30/25	525	555
7 Northern Trust Corp.	3.375%	5/8/32	275	272
People's United Bank NA	4.000%	7/15/24	275	280
People's United Financial Inc.	3.650%	12/6/22	3,313	3,396
PNC Bank NA	1.950%	3/4/19	300	299
PNC Bank NA	2.250%	7/2/19	600	600
PNC Bank NA	1.450%	7/29/19	200	197
PNC Bank NA	2.400%	10/18/19	600	601
PNC Bank NA	2.000%	5/19/20	600	595
PNC Bank NA	2.300%	6/1/20	630	628
PNC Bank NA	2.600%	7/21/20	270	272
PNC Bank NA	2.450%	11/5/20	800	801
PNC Bank NA	2.150%	4/29/21	650	643
PNC Bank NA	2.550%	12/9/21	2,400	2,397
PNC Bank NA	2.625%	2/17/22	2,000	2,001
PNC Bank NA	2.950%	1/30/23	1,100	1,100
PNC Bank NA	3.800%	7/25/23	700	730
PNC Bank NA	3.300%	10/30/24	350	357

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Bank NA	2.950%	2/23/25	750	745
PNC Bank NA	3.250%	6/1/25	575	584
PNC Bank NA	4.200%	11/1/25	825	884
PNC Bank NA	3.100%	10/25/27	250	249
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,803
PNC Financial Services Group Inc.	3.900%	4/29/24	575	602
PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	998
PNC Funding Corp.	6.700%	6/10/19	50	53
PNC Funding Corp.	5.125%	2/8/20	770	813
PNC Funding Corp.	4.375%	8/11/20	800	839
PNC Funding Corp.	3.300%	3/8/22	1,680	1,722
Regions Bank	6.450%	6/26/37	500	634
Regions Financial Corp.	3.200%	2/8/21	200	204
Regions Financial Corp.	2.750%	8/14/22	775	770
Regions Financial Corp.	7.375%	12/10/37	550	768
Royal Bank of Canada	1.500%	7/29/19	1,250	1,236
Royal Bank of Canada	2.125%	3/2/20	2,000	1,992
Royal Bank of Canada	2.150%	10/26/20	750	744
Royal Bank of Canada	2.350%	10/30/20	950	949
Royal Bank of Canada	2.500%	1/19/21	800	801
Royal Bank of Canada	2.750%	2/1/22	1,400	1,413
Royal Bank of Canada	4.650%	1/27/26	750	808
7 Royal Bank of Scotland Group plc	3.498%	5/15/23	2,400	2,403
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,541
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	242
Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,227
Santander Holdings USA Inc.	2.650%	4/17/20	250	249
12 Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,377
12 Santander Holdings USA Inc.	3.400%	1/18/23	850	847
Santander Holdings USA Inc.	4.500%	7/17/25	500	520
12 Santander Holdings USA Inc.	4.400%	7/13/27	700	716
Santander Issuances SAU	5.179%	11/19/25	1,700	1,830
Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,793
Santander UK Group Holdings plc	2.875%	8/5/21	825	824
Santander UK Group Holdings plc	3.571%	1/10/23	700	709
7 Santander UK Group Holdings plc	3.823%	11/3/28	1,000	1,000
Santander UK plc	2.500%	3/14/19	3,150	3,159
Santander UK plc	2.350%	9/10/19	675	675
Santander UK plc	2.375%	3/16/20	750	750
Santander UK plc	2.125%	11/3/20	900	891
Santander UK plc	4.000%	3/13/24	1,200	1,262
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	499
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,004
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,438
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	504
State Street Corp.	4.375%	3/7/21	615	651
State Street Corp.	1.950%	5/19/21	500	493
7 State Street Corp.	2.653%	5/15/23	2,000	1,997
State Street Corp.	3.100%	5/15/23	400	404
State Street Corp.	3.300%	12/16/24	1,000	1,031
State Street Corp.	3.550%	8/18/25	385	398
State Street Corp.	2.650%	5/19/26	500	486
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	526
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	1,000	998
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	649
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	1,000	995
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	299
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	328
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	763
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	948
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,285
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	952
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,259

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,000
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	750	745
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	794
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,005
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,703
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	631
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	1,992
SunTrust Bank	2.250%	1/31/20	1,500	1,496
SunTrust Bank	2.750%	5/1/23	250	248
SunTrust Bank	3.300%	5/15/26	725	716
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,004
SunTrust Banks Inc.	2.900%	3/3/21	300	302
SunTrust Banks Inc.	2.700%	1/27/22	500	499
SVB Financial Group	3.500%	1/29/25	225	226
Svenska Handelsbanken AB	2.500%	1/25/19	775	778
Svenska Handelsbanken AB	2.250%	6/17/19	850	851
Svenska Handelsbanken AB	1.500%	9/6/19	925	914
Svenska Handelsbanken AB	1.950%	9/8/20	1,000	989
Svenska Handelsbanken AB	2.450%	3/30/21	650	649
Svenska Handelsbanken AB	1.875%	9/7/21	925	903
Synchrony Bank	3.000%	6/15/22	350	348
Synchrony Financial	2.600%	1/15/19	650	651
Synchrony Financial	3.000%	8/15/19	200	201
Synchrony Financial	2.700%	2/3/20	1,050	1,052
Synchrony Financial	3.750%	8/15/21	300	307
Synchrony Financial	4.250%	8/15/24	3,500	3,621
Synchrony Financial	3.700%	8/4/26	500	492
Synchrony Financial	3.950%	12/1/27	1,125	1,120
Synovus Financial Corp.	3.125%	11/1/22	250	248
Toronto-Dominion Bank	2.125%	7/2/19	500	501
Toronto-Dominion Bank	1.450%	8/13/19	650	643
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,352
Toronto-Dominion Bank	2.500%	12/14/20	1,900	1,906
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,981
Toronto-Dominion Bank	1.800%	7/13/21	650	635
7 Toronto-Dominion Bank	3.625%	9/15/31	500	499
UBS AG	2.375%	8/14/19	2,380	2,381
UBS AG	2.350%	3/26/20	350	350
UBS AG	4.875%	8/4/20	250	265
12 UBS AG	2.450%	12/1/20	820	817
US Bancorp	2.200%	4/25/19	1,100	1,102
US Bancorp	2.350%	1/29/21	600	599
US Bancorp	4.125%	5/24/21	915	963
US Bancorp	2.625%	1/24/22	2,000	2,011
US Bancorp	3.000%	3/15/22	575	586
US Bancorp	2.950%	7/15/22	375	379
US Bancorp	3.600%	9/11/24	150	155
US Bancorp	3.100%	4/27/26	1,500	1,483
US Bancorp	3.150%	4/27/27	950	951
US Bank NA	1.400%	4/26/19	500	496
US Bank NA	2.125%	10/28/19	1,000	999
US Bank NA	2.000%	1/24/20	1,000	996
US Bank NA	2.050%	10/23/20	550	546
US Bank NA	2.800%	1/27/25	1,050	1,042
Wachovia Bank NA	5.850%	2/1/37	425	542
Wachovia Corp.	6.605%	10/1/25	1,000	1,188
Wachovia Corp.	7.500%	4/15/35	150	203
Wachovia Corp.	5.500%	8/1/35	200	239
Wachovia Corp.	6.550%	10/15/35	100	127
Wells Fargo & Co.	2.150%	1/15/19	750	751
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,160
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,506
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,077
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,708

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,242
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,650
Wells Fargo & Co.	2.625%	7/22/22	2,900	2,883
Wells Fargo & Co.	3.069%	1/24/23	3,300	3,323
Wells Fargo & Co.	3.450%	2/13/23	2,675	2,726
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,629
Wells Fargo & Co.	3.000%	2/19/25	575	569
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,741
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,951
Wells Fargo & Co.	4.100%	6/3/26	1,925	2,021
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,217
7 Wells Fargo & Co.	3.584%	5/22/28	5,000	5,096
Wells Fargo & Co.	5.375%	11/2/43	1,450	1,726
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,850
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,335
Wells Fargo & Co.	3.900%	5/1/45	1,550	1,599
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,471
Wells Fargo & Co.	4.400%	6/14/46	1,300	1,375
Wells Fargo & Co.	4.750%	12/7/46	3,500	3,893
Wells Fargo Bank NA	1.750%	5/24/19	975	969
Wells Fargo Bank NA	2.150%	12/6/19	2,000	1,996
Wells Fargo Bank NA	5.950%	8/26/36	550	703
Wells Fargo Bank NA	6.600%	1/15/38	605	844
7 Wells Fargo Capital X	5.950%	12/1/86	425	485
Westpac Banking Corp.	2.250%	1/17/19	875	876
Westpac Banking Corp.	1.650%	5/13/19	725	720
Westpac Banking Corp.	1.600%	8/19/19	1,225	1,212
Westpac Banking Corp.	4.875%	11/19/19	930	973
Westpac Banking Corp.	2.150%	3/6/20	3,000	2,985
Westpac Banking Corp.	2.600%	11/23/20	975	979
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,058
Westpac Banking Corp.	2.000%	8/19/21	1,000	982
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,382
Westpac Banking Corp.	2.750%	1/11/23	800	797
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,387
Westpac Banking Corp.	2.700%	8/19/26	650	624
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,815
7 Westpac Banking Corp.	4.322%	11/23/31	2,000	2,054
Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	370
Affiliated Managers Group Inc.	3.500%	8/1/25	750	754
Ameriprise Financial Inc.	7.300%	6/28/19	200	214
Ameriprise Financial Inc.	5.300%	3/15/20	125	133
Ameriprise Financial Inc.	4.000%	10/15/23	825	873
Ameriprise Financial Inc.	3.700%	10/15/24	350	364
Apollo Investment Corp.	5.250%	3/3/25	200	204
BGC Partners Inc.	5.375%	12/9/19	175	183
BGC Partners Inc.	5.125%	5/27/21	200	210
BlackRock Inc.	5.000%	12/10/19	475	499
BlackRock Inc.	4.250%	5/24/21	475	501
BlackRock Inc.	3.375%	6/1/22	700	722
BlackRock Inc.	3.500%	3/18/24	1,000	1,038
BlackRock Inc.	3.200%	3/15/27	600	605
Brookfield Asset Management Inc.	4.000%	1/15/25	550	561
Brookfield Finance Inc.	4.250%	6/2/26	150	155
Brookfield Finance LLC	4.000%	4/1/24	575	592
CBOE Global Markets Inc.	1.950%	6/28/19	250	248
Cboe Global Markets Inc.	3.650%	1/12/27	440	453
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,244
Charles Schwab Corp.	2.650%	1/25/23	400	399
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,106
Charles Schwab Corp.	3.200%	1/25/28	400	399
CME Group Inc.	3.000%	9/15/22	875	890

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CME Group Inc.	3.000%	3/15/25	300	304
CME Group Inc.	5.300%	9/15/43	425	544
E*TRADE Financial Corp.	3.800%	8/24/27	300	299
Eaton Vance Corp.	3.625%	6/15/23	200	206
Eaton Vance Corp.	3.500%	4/6/27	300	305
Franklin Resources Inc.	4.625%	5/20/20	225	236
Franklin Resources Inc.	2.800%	9/15/22	575	577
Franklin Resources Inc.	2.850%	3/30/25	125	124
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,211
Intercontinental Exchange Inc.	4.000%	10/15/23	350	371
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,049
Intercontinental Exchange Inc.	3.100%	9/15/27	200	200
Invesco Finance plc	3.125%	11/30/22	500	503
Invesco Finance plc	4.000%	1/30/24	650	684
Invesco Finance plc	5.375%	11/30/43	900	1,110
Janus Capital Group Inc.	4.875%	8/1/25	250	268
Jefferies Group LLC	8.500%	7/15/19	455	493
Jefferies Group LLC	6.875%	4/15/21	620	693
Jefferies Group LLC	5.125%	1/20/23	300	324
Jefferies Group LLC	4.850%	1/15/27	1,100	1,165
Jefferies Group LLC	6.250%	1/15/36	320	364
Jefferies Group LLC	6.500%	1/20/43	250	292
Lazard Group LLC	4.250%	11/14/20	75	78
Lazard Group LLC	3.750%	2/13/25	100	102
Lazard Group LLC	3.625%	3/1/27	1,350	1,343
Legg Mason Inc.	3.950%	7/15/24	150	153
Legg Mason Inc.	4.750%	3/15/26	150	161
Legg Mason Inc.	5.625%	1/15/44	450	502
Leucadia National Corp.	5.500%	10/18/23	475	509
Nasdaq Inc.	5.550%	1/15/20	650	688
Nasdaq Inc.	3.850%	6/30/26	300	308
Nomura Holdings Inc.	2.750%	3/19/19	625	628
Nomura Holdings Inc.	6.700%	3/4/20	900	976
Raymond James Financial Inc.	3.625%	9/15/26	375	376
Raymond James Financial Inc.	4.950%	7/15/46	875	991
Stifel Financial Corp.	3.500%	12/1/20	175	177
Stifel Financial Corp.	4.250%	7/18/24	575	591
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	106
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	606
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	466
TD Ameritrade Holding Corp.	3.300%	4/1/27	600	603
Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.750%	5/15/19	808	821
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.250%	7/1/20	650	674
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	10/30/20	651	683
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.500%	5/15/21	780	819
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	5.000%	10/1/21	745	794
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.950%	2/1/22	675	696
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	5/26/22	1,000	1,012
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	7/1/22	475	503
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.650%	7/21/27	600	594
Air Lease Corp.	3.375%	1/15/19	425	429
Air Lease Corp.	4.750%	3/1/20	275	287
Air Lease Corp.	3.875%	4/1/21	1,875	1,942

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Air Lease Corp.	3.375%	6/1/21	25	26
Air Lease Corp.	3.750%	2/1/22	3,150	3,253
Air Lease Corp.	2.750%	1/15/23	400	394
Air Lease Corp.	4.250%	9/15/24	75	78
Ares Capital Corp.	3.875%	1/15/20	425	432
Ares Capital Corp.	3.500%	2/10/23	600	591
FS Investment Corp.	4.000%	7/15/19	250	252
GATX Corp.	2.500%	7/30/19	150	150
GATX Corp.	3.250%	3/30/25	375	371
GATX Corp.	3.850%	3/30/27	1,250	1,270
GATX Corp.	3.500%	3/15/28	200	197
GATX Corp.	5.200%	3/15/44	150	172
GATX Corp.	4.500%	3/30/45	150	156
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	4,695	4,676
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	2,212	2,247
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,807	9,528
HSBC Finance Corp.	6.676%	1/15/21	616	685
International Lease Finance Corp.	5.875%	4/1/19	488	508
International Lease Finance Corp.	6.250%	5/15/19	613	641
International Lease Finance Corp.	8.250%	12/15/20	775	889
International Lease Finance Corp.	4.625%	4/15/21	325	340
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,386
International Lease Finance Corp.	5.875%	8/15/22	540	597
Prospect Capital Corp.	5.000%	7/15/19	175	180
Prospect Capital Corp.	5.875%	3/15/23	150	155
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	113
AEGON Funding Co. LLC	5.750%	12/15/20	664	721
Aetna Inc.	2.200%	3/15/19	250	250
Aetna Inc.	4.125%	6/1/21	320	333
Aetna Inc.	2.750%	11/15/22	650	642
Aetna Inc.	2.800%	6/15/23	950	933
Aetna Inc.	3.500%	11/15/24	495	502
Aetna Inc.	6.625%	6/15/36	500	661
Aetna Inc.	6.750%	12/15/37	350	477
Aetna Inc.	4.500%	5/15/42	375	402
Aetna Inc.	4.125%	11/15/42	325	331
Aetna Inc.	3.875%	8/15/47	1,000	983
Aflac Inc.	2.400%	3/16/20	150	150
Aflac Inc.	4.000%	2/15/22	325	341
Aflac Inc.	3.625%	6/15/23	1,000	1,042
Aflac Inc.	3.625%	11/15/24	80	83
Aflac Inc.	3.250%	3/17/25	325	329
Aflac Inc.	2.875%	10/15/26	600	589
Aflac Inc.	4.000%	10/15/46	150	156
Alleghany Corp.	4.950%	6/27/22	425	459
Alleghany Corp.	4.900%	9/15/44	300	324
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	200	213
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	351
Allstate Corp.	3.150%	6/15/23	675	686
Allstate Corp.	3.280%	12/15/26	400	405
Allstate Corp.	5.550%	5/9/35	105	130
Allstate Corp.	4.500%	6/15/43	725	824
Allstate Corp.	4.200%	12/15/46	1,700	1,859
7 Allstate Corp.	6.500%	5/15/67	700	840
Alterra Finance LLC	6.250%	9/30/20	95	103
American Financial Group Inc.	3.500%	8/15/26	300	298
American Financial Group Inc.	4.500%	6/15/47	500	516
American International Group Inc.	2.300%	7/16/19	650	650
American International Group Inc.	3.375%	8/15/20	425	434
American International Group Inc.	6.400%	12/15/20	1,160	1,285
American International Group Inc.	4.875%	6/1/22	1,425	1,547
American International Group Inc.	4.125%	2/15/24	650	684

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American International Group Inc.	3.750%	7/10/25	1,950	2,003
American International Group Inc.	3.875%	1/15/35	800	799
American International Group Inc.	4.700%	7/10/35	325	357
American International Group Inc.	6.250%	5/1/36	600	771
American International Group Inc.	4.500%	7/16/44	1,725	1,863
American International Group Inc.	4.375%	1/15/55	525	535
7 American International Group Inc.	8.175%	5/15/68	400	548
Anthem Inc.	2.250%	8/15/19	600	597
Anthem Inc.	4.350%	8/15/20	450	470
Anthem Inc.	2.500%	11/21/20	700	698
Anthem Inc.	3.700%	8/15/21	495	510
Anthem Inc.	3.125%	5/15/22	350	353
Anthem Inc.	2.950%	12/1/22	600	600
Anthem Inc.	3.300%	1/15/23	750	761
Anthem Inc.	3.500%	8/15/24	1,275	1,297
Anthem Inc.	3.350%	12/1/24	675	682
Anthem Inc.	3.650%	12/1/27	1,750	1,781
Anthem Inc.	4.625%	5/15/42	575	635
Anthem Inc.	4.650%	1/15/43	650	718
Anthem Inc.	5.100%	1/15/44	400	466
Anthem Inc.	4.650%	8/15/44	525	584
Anthem Inc.	4.375%	12/1/47	1,625	1,730
Anthem Inc.	4.850%	8/15/54	175	192
Aon Corp.	5.000%	9/30/20	990	1,055
Aon Corp.	8.205%	1/1/27	150	196
Aon Corp.	6.250%	9/30/40	150	195
Aon plc	2.800%	3/15/21	350	351
Aon plc	4.000%	11/27/23	350	368
Aon plc	3.500%	6/14/24	425	435
Aon plc	3.875%	12/15/25	475	496
Aon plc	4.600%	6/14/44	625	676
Aon plc	4.750%	5/15/45	425	471
Arch Capital Finance LLC	4.011%	12/15/26	350	364
Arch Capital Finance LLC	5.031%	12/15/46	100	116
Arch Capital Group Ltd.	7.350%	5/1/34	500	682
Arch Capital Group US Inc.	5.144%	11/1/43	275	319
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	212
Assurant Inc.	4.000%	3/15/23	225	230
Assurant Inc.	6.750%	2/15/34	550	680
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	406
AXA SA	8.600%	12/15/30	830	1,195
AXIS Specialty Finance LLC	5.875%	6/1/20	990	1,058
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,507
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	498
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,262
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	507
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	815
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	171
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	449
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	613
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	994
Berkshire Hathaway Inc.	3.000%	2/11/23	375	382
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,459
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,707
Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,513
12 Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,185
12 Brighthouse Financial Inc.	4.700%	6/22/47	1,150	1,172
Brown & Brown Inc.	4.200%	9/15/24	300	314
Chubb Corp.	6.000%	5/11/37	375	500
Chubb INA Holdings Inc.	5.900%	6/15/19	340	358
Chubb INA Holdings Inc.	2.300%	11/3/20	250	249
Chubb INA Holdings Inc.	2.875%	11/3/22	2,305	2,327
Chubb INA Holdings Inc.	2.700%	3/13/23	350	349
Chubb INA Holdings Inc.	3.350%	5/15/24	275	282

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chubb INA Holdings Inc.	3.150%	3/15/25	700	707
Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,319
Chubb INA Holdings Inc.	6.700%	5/15/36	180	253
Chubb INA Holdings Inc.	4.150%	3/13/43	225	244
Chubb INA Holdings Inc.	4.350%	11/3/45	800	897
Cigna Corp.	5.125%	6/15/20	100	106
Cigna Corp.	4.375%	12/15/20	150	157
Cigna Corp.	4.500%	3/15/21	385	405
Cigna Corp.	4.000%	2/15/22	490	511
Cigna Corp.	3.250%	4/15/25	1,175	1,167
Cigna Corp.	3.050%	10/15/27	500	485
Cigna Corp.	5.375%	2/15/42	190	231
Cigna Corp.	3.875%	10/15/47	775	774
Cincinnati Financial Corp.	6.920%	5/15/28	200	258
Cincinnati Financial Corp.	6.125%	11/1/34	325	413
CNA Financial Corp.	5.875%	8/15/20	145	156
CNA Financial Corp.	5.750%	8/15/21	175	191
CNA Financial Corp.	3.450%	8/15/27	400	394
Coventry Health Care Inc.	5.450%	6/15/21	890	964
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	191
Enstar Group Ltd.	4.500%	3/10/22	225	230
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	318
First American Financial Corp.	4.600%	11/15/24	350	361
Hanover Insurance Group Inc.	4.500%	4/15/26	500	520
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	311
Hartford Financial Services Group Inc.	5.125%	4/15/22	625	682
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	32
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	794
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	536
Humana Inc.	2.625%	10/1/19	150	150
Humana Inc.	3.150%	12/1/22	400	403
Humana Inc.	2.900%	12/15/22	600	597
Humana Inc.	3.850%	10/1/24	450	467
Humana Inc.	3.950%	3/15/27	950	979
Humana Inc.	4.625%	12/1/42	265	286
Humana Inc.	4.950%	10/1/44	400	459
Humana Inc.	4.800%	3/15/47	300	338
Kemper Corp.	4.350%	2/15/25	150	153
Lincoln National Corp.	8.750%	7/1/19	100	109
Lincoln National Corp.	6.250%	2/15/20	305	328
Lincoln National Corp.	4.200%	3/15/22	600	630
Lincoln National Corp.	4.000%	9/1/23	225	236
Lincoln National Corp.	3.350%	3/9/25	200	201
Lincoln National Corp.	3.625%	12/12/26	250	255
Lincoln National Corp.	6.150%	4/7/36	24	30
Lincoln National Corp.	6.300%	10/9/37	1,025	1,310
Loews Corp.	2.625%	5/15/23	175	173
Loews Corp.	3.750%	4/1/26	750	774
Loews Corp.	6.000%	2/1/35	200	251
Loews Corp.	4.125%	5/15/43	475	490
Manulife Financial Corp.	4.900%	9/17/20	475	502
Manulife Financial Corp.	4.150%	3/4/26	925	977
7 Manulife Financial Corp.	4.061%	2/24/32	960	967
Manulife Financial Corp.	5.375%	3/4/46	500	624
Markel Corp.	4.900%	7/1/22	575	619
Markel Corp.	3.500%	11/1/27	200	197
Markel Corp.	5.000%	4/5/46	350	391
Markel Corp.	4.300%	11/1/47	200	205
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	499
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	449
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	375
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	369
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,290

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	392
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,319
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	222
Mercury General Corp.	4.400%	3/15/27	300	304
MetLife Inc.	7.717%	2/15/19	105	112
MetLife Inc.	4.750%	2/8/21	555	591
MetLife Inc.	3.048%	12/15/22	3,884	3,931
MetLife Inc.	4.368%	9/15/23	500	539
MetLife Inc.	3.600%	4/10/24	750	785
MetLife Inc.	3.000%	3/1/25	500	500
MetLife Inc.	6.500%	12/15/32	250	327
MetLife Inc.	6.375%	6/15/34	505	686
MetLife Inc.	5.700%	6/15/35	675	854
MetLife Inc.	5.875%	2/6/41	440	577
MetLife Inc.	4.125%	8/13/42	475	500
MetLife Inc.	4.875%	11/13/43	750	879
MetLife Inc.	4.721%	12/15/44	1,200	1,392
MetLife Inc.	4.050%	3/1/45	1,000	1,045
MetLife Inc.	4.600%	5/13/46	130	148
7 MetLife Inc.	6.400%	12/15/66	1,505	1,738
Montpelier Re Holdings Ltd.	4.700%	10/15/22	350	368
Old Republic International Corp.	4.875%	10/1/24	350	375
Old Republic International Corp.	3.875%	8/26/26	925	927
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,109
Principal Financial Group Inc.	3.125%	5/15/23	200	201
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,522
Principal Financial Group Inc.	3.100%	11/15/26	300	296
Principal Financial Group Inc.	4.350%	5/15/43	125	134
Principal Financial Group Inc.	4.300%	11/15/46	350	373
7 Principal Financial Group Inc.	4.700%	5/15/55	925	946
Progressive Corp.	3.750%	8/23/21	445	462
Progressive Corp.	2.450%	1/15/27	350	334
Progressive Corp.	6.625%	3/1/29	150	191
Progressive Corp.	3.700%	1/26/45	250	252
Progressive Corp.	4.125%	4/15/47	2,000	2,161
Protective Life Corp.	7.375%	10/15/19	100	108
Prudential Financial Inc.	7.375%	6/15/19	455	488
Prudential Financial Inc.	2.350%	8/15/19	225	225
Prudential Financial Inc.	5.375%	6/21/20	430	460
Prudential Financial Inc.	4.500%	11/15/20	75	79
Prudential Financial Inc.	3.500%	5/15/24	450	467
Prudential Financial Inc.	5.750%	7/15/33	395	490
Prudential Financial Inc.	5.700%	12/14/36	505	634
Prudential Financial Inc.	6.625%	12/1/37	300	421
Prudential Financial Inc.	6.625%	6/21/40	250	353
7 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,831
7 Prudential Financial Inc.	5.625%	6/15/43	1,175	1,281
Prudential Financial Inc.	5.100%	8/15/43	225	267
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,706
7 Prudential Financial Inc.	5.375%	5/15/45	650	696
12 Prudential Financial Inc.	3.905%	12/7/47	2,832	2,888
12 Prudential Financial Inc.	3.935%	12/7/49	135	138
Reinsurance Group of America Inc.	6.450%	11/15/19	275	294
Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,611
Reinsurance Group of America Inc.	4.700%	9/15/23	250	269
Reinsurance Group of America Inc.	3.950%	9/15/26	100	102
RenaissanceRe Finance Inc.	3.450%	7/1/27	175	171
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	306
Torchmark Corp.	3.800%	9/15/22	200	206
Transatlantic Holdings Inc.	8.000%	11/30/39	625	858
Travelers Cos. Inc.	3.900%	11/1/20	330	342
Travelers Cos. Inc.	6.750%	6/20/36	475	669
Travelers Cos. Inc.	6.250%	6/15/37	145	196
Travelers Cos. Inc.	5.350%	11/1/40	130	162

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,153
Travelers Cos. Inc.	4.300%	8/25/45	250	276
Travelers Cos. Inc.	4.000%	5/30/47	550	582
UnitedHealth Group Inc.	1.625%	3/15/19	325	323
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	960
UnitedHealth Group Inc.	1.950%	10/15/20	650	644
UnitedHealth Group Inc.	4.700%	2/15/21	165	175
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,629
UnitedHealth Group Inc.	2.875%	12/15/21	625	633
UnitedHealth Group Inc.	2.875%	3/15/22	525	530
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,366
UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,089
UnitedHealth Group Inc.	2.750%	2/15/23	400	400
UnitedHealth Group Inc.	2.875%	3/15/23	200	202
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,894
UnitedHealth Group Inc.	3.100%	3/15/26	750	754
UnitedHealth Group Inc.	3.450%	1/15/27	600	617
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,560
UnitedHealth Group Inc.	2.950%	10/15/27	400	399
UnitedHealth Group Inc.	4.625%	7/15/35	300	346
UnitedHealth Group Inc.	6.500%	6/15/37	200	278
UnitedHealth Group Inc.	6.625%	11/15/37	325	461
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,028
UnitedHealth Group Inc.	5.950%	2/15/41	240	317
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,343
UnitedHealth Group Inc.	4.375%	3/15/42	325	358
UnitedHealth Group Inc.	3.950%	10/15/42	400	418
UnitedHealth Group Inc.	4.250%	3/15/43	75	81
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,554
UnitedHealth Group Inc.	4.200%	1/15/47	775	842
UnitedHealth Group Inc.	4.250%	4/15/47	2,000	2,196
UnitedHealth Group Inc.	3.750%	10/15/47	400	408
Unum Group	5.625%	9/15/20	50	54
Unum Group	3.000%	5/15/21	450	452
Unum Group	4.000%	3/15/24	200	208
Unum Group	5.750%	8/15/42	400	489
Voya Financial Inc.	3.125%	7/15/24	1,000	992
Voya Financial Inc.	3.650%	6/15/26	750	755
Voya Financial Inc.	5.700%	7/15/43	350	429
Voya Financial Inc.	4.800%	6/15/46	300	332
Willis North America Inc.	3.600%	5/15/24	500	508
Willis Towers Watson plc	5.750%	3/15/21	265	288
WR Berkley Corp.	5.375%	9/15/20	50	53
WR Berkley Corp.	4.625%	3/15/22	225	239
XLIT Ltd.	5.750%	10/1/21	345	378
XLIT Ltd.	6.375%	11/15/24	100	116
XLIT Ltd.	4.450%	3/31/25	200	202
XLIT Ltd.	5.250%	12/15/43	100	116
XLIT Ltd.	5.500%	3/31/45	1,550	1,628
Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	298
ORIX Corp.	3.250%	12/4/24	275	273
ORIX Corp.	3.700%	7/18/27	850	851
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	251
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	318
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	77
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	494
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	314
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	255
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	357
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	212

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	255
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	260
American Campus Communities Operating Partnership
LP	3.625%	11/15/27	300	297
AvalonBay Communities Inc.	2.850%	3/15/23	200	199
AvalonBay Communities Inc.	4.200%	12/15/23	175	186
AvalonBay Communities Inc.	3.500%	11/15/24	250	257
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,329
AvalonBay Communities Inc.	2.950%	5/11/26	250	245
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.350%	5/15/27	300	302
AvalonBay Communities Inc.	3.200%	1/15/28	350	348
Boston Properties LP	5.625%	11/15/20	325	351
Boston Properties LP	4.125%	5/15/21	190	199
Boston Properties LP	3.850%	2/1/23	950	990
Boston Properties LP	3.125%	9/1/23	1,375	1,386
Boston Properties LP	3.200%	1/15/25	550	548
Boston Properties LP	2.750%	10/1/26	475	449
Brandywine Operating Partnership LP	3.950%	2/15/23	150	153
Brandywine Operating Partnership LP	3.950%	11/15/27	1,800	1,780
Brixmor Operating Partnership LP	3.875%	8/15/22	25	26
Brixmor Operating Partnership LP	3.650%	6/15/24	300	298
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,474
Brixmor Operating Partnership LP	4.125%	6/15/26	400	404
Brixmor Operating Partnership LP	3.900%	3/15/27	300	296
CBL & Associates LP	5.250%	12/1/23	600	567
CBL & Associates LP	4.600%	10/15/24	175	156
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	101
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,092
Corporate Office Properties LP	3.700%	6/15/21	200	204
Corporate Office Properties LP	3.600%	5/15/23	200	200
CubeSmart LP	4.375%	12/15/23	500	525
CubeSmart LP	4.000%	11/15/25	160	164
CubeSmart LP	3.125%	9/1/26	425	404
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	208
DDR Corp.	3.500%	1/15/21	225	228
DDR Corp.	4.625%	7/15/22	675	709
DDR Corp.	3.375%	5/15/23	400	397
DDR Corp.	4.250%	2/1/26	250	254
DDR Corp.	4.700%	6/1/27	2,500	2,601
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,276
Digital Realty Trust LP	3.950%	7/1/22	900	939
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,779
Digital Realty Trust LP	3.700%	8/15/27	400	403
Duke Realty LP	3.625%	4/15/23	275	282
Duke Realty LP	3.250%	6/30/26	75	74
Duke Realty LP	3.375%	12/15/27	250	250
EPR Properties	5.750%	8/15/22	375	409
EPR Properties	5.250%	7/15/23	400	427
EPR Properties	4.500%	4/1/25	300	306
EPR Properties	4.750%	12/15/26	500	513
ERP Operating LP	2.375%	7/1/19	375	375
ERP Operating LP	4.750%	7/15/20	215	227
ERP Operating LP	4.625%	12/15/21	69	74
ERP Operating LP	3.000%	4/15/23	625	630
ERP Operating LP	3.375%	6/1/25	350	356
ERP Operating LP	2.850%	11/1/26	1,300	1,262
ERP Operating LP	4.500%	7/1/44	550	595
ERP Operating LP	4.500%	6/1/45	350	384
Essex Portfolio LP	5.200%	3/15/21	175	186
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Essex Portfolio LP	3.375%	4/15/26	300	297
Essex Portfolio LP	3.625%	5/1/27	350	353
Federal Realty Investment Trust	2.750%	6/1/23	325	321
Federal Realty Investment Trust	3.250%	7/15/27	225	223
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,089
Government Properties Income Trust	4.000%	7/15/22	275	276
HCP Inc.	2.625%	2/1/20	1,800	1,805
HCP Inc.	5.375%	2/1/21	13	14
HCP Inc.	3.150%	8/1/22	150	151
HCP Inc.	4.000%	12/1/22	2,135	2,229
HCP Inc.	3.400%	2/1/25	400	397
HCP Inc.	6.750%	2/1/41	175	233
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	297
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	178
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	299
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	102
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	466
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	249
Highwoods Realty LP	3.200%	6/15/21	500	504
Hospitality Properties Trust	4.500%	6/15/23	374	391
Hospitality Properties Trust	4.650%	3/15/24	200	211
Hospitality Properties Trust	4.500%	3/15/25	125	130
Hospitality Properties Trust	5.250%	2/15/26	225	241
Hospitality Properties Trust	4.950%	2/15/27	325	343
Hospitality Properties Trust	3.950%	1/15/28	500	487
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,208
Host Hotels & Resorts LP	5.250%	3/15/22	500	538
Host Hotels & Resorts LP	3.750%	10/15/23	240	245
Host Hotels & Resorts LP	3.875%	4/1/24	300	304
Host Hotels & Resorts LP	4.000%	6/15/25	175	179
Hudson Pacific Properties LP	3.950%	11/1/27	250	249
Kilroy Realty LP	3.800%	1/15/23	100	102
Kilroy Realty LP	3.450%	12/15/24	850	848
Kimco Realty Corp.	6.875%	10/1/19	50	54
Kimco Realty Corp.	3.200%	5/1/21	500	508
Kimco Realty Corp.	3.125%	6/1/23	550	549
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,216
Kimco Realty Corp.	3.800%	4/1/27	300	302
Kimco Realty Corp.	4.450%	9/1/47	250	257
Kite Realty Group LP	4.000%	10/1/26	725	689
Liberty Property LP	3.375%	6/15/23	575	582
Liberty Property LP	4.400%	2/15/24	325	346
Liberty Property LP	3.750%	4/1/25	975	998
Life Storage LP	3.875%	12/15/27	100	100
LifeStorage LP	3.500%	7/1/26	1,375	1,340
Mid-America Apartments LP	4.300%	10/15/23	350	369
Mid-America Apartments LP	3.750%	6/15/24	200	205
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,001
National Retail Properties Inc.	5.500%	7/15/21	50	54
National Retail Properties Inc.	3.800%	10/15/22	500	515
National Retail Properties Inc.	3.900%	6/15/24	275	282
National Retail Properties Inc.	4.000%	11/15/25	450	461
National Retail Properties Inc.	3.500%	10/15/27	800	783
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	286
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	175
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,326
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	974
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	297
Physicians Realty LP	4.300%	3/15/27	650	661
Physicians Realty LP	3.950%	1/15/28	250	248
Piedmont Operating Partnership LP	3.400%	6/1/23	125	124
Piedmont Operating Partnership LP	4.450%	3/15/24	275	286
Public Storage	2.370%	9/15/22	250	246
Public Storage	3.094%	9/15/27	300	298

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Realty Income Corp.	3.250%	10/15/22	1,300	1,321
Realty Income Corp.	3.875%	7/15/24	250	257
Realty Income Corp.	4.125%	10/15/26	775	809
Realty Income Corp.	3.000%	1/15/27	400	383
Realty Income Corp.	3.650%	1/15/28	790	793
Realty Income Corp.	4.650%	3/15/47	1,000	1,103
Regency Centers LP	3.600%	2/1/27	340	339
Regency Centers LP	4.400%	2/1/47	400	412
Sabra Health Care LP	5.125%	8/15/26	100	102
Select Income REIT	4.150%	2/1/22	225	228
Select Income REIT	4.250%	5/15/24	500	497
Select Income REIT	4.500%	2/1/25	250	252
Senior Housing Properties Trust	3.250%	5/1/19	475	477
Simon Property Group LP	2.200%	2/1/19	2,700	2,700
Simon Property Group LP	4.375%	3/1/21	555	586
Simon Property Group LP	4.125%	12/1/21	525	553
Simon Property Group LP	2.350%	1/30/22	500	494
Simon Property Group LP	3.375%	3/15/22	250	257
Simon Property Group LP	2.625%	6/15/22	750	748
Simon Property Group LP	2.750%	2/1/23	400	398
Simon Property Group LP	2.750%	6/1/23	600	598
Simon Property Group LP	3.750%	2/1/24	500	521
Simon Property Group LP	3.500%	9/1/25	200	205
Simon Property Group LP	3.300%	1/15/26	100	100
Simon Property Group LP	3.250%	11/30/26	300	297
Simon Property Group LP	3.375%	6/15/27	900	907
Simon Property Group LP	3.375%	12/1/27	1,000	1,004
Simon Property Group LP	6.750%	2/1/40	300	416
Simon Property Group LP	4.750%	3/15/42	225	250
Simon Property Group LP	4.250%	11/30/46	500	527
SL Green Operating Partnership LP	3.250%	10/15/22	350	349
Tanger Properties LP	3.750%	12/1/24	200	200
Tanger Properties LP	3.125%	9/1/26	375	354
Tanger Properties LP	3.875%	7/15/27	900	891
UDR Inc.	3.700%	10/1/20	150	154
UDR Inc.	4.625%	1/10/22	2,575	2,727
UDR Inc.	2.950%	9/1/26	600	574
UDR Inc.	3.500%	7/1/27	150	150
Ventas Realty LP	3.125%	6/15/23	850	850
Ventas Realty LP	3.750%	5/1/24	200	205
Ventas Realty LP	3.850%	4/1/27	275	280
Ventas Realty LP	5.700%	9/30/43	450	549
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	585
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,664
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	147
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	505
VEREIT Operating Partnership LP	4.600%	2/6/24	375	395
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,426
VEREIT Operating Partnership LP	3.950%	8/15/27	450	444
Vornado Realty LP	5.000%	1/15/22	100	107
Vornado Realty LP	3.500%	1/15/25	425	424
Washington Prime Group LP	3.850%	4/1/20	200	202
Washington Prime Group LP	5.950%	8/15/24	100	102
Washington REIT	4.950%	10/1/20	125	130
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	200	202
Weingarten Realty Investors	3.500%	4/15/23	250	251
Weingarten Realty Investors	4.450%	1/15/24	75	79
Welltower Inc.	4.125%	4/1/19	300	306
Welltower Inc.	4.950%	1/15/21	750	797
Welltower Inc.	5.250%	1/15/22	2,401	2,609
Welltower Inc.	3.750%	3/15/23	325	337
Welltower Inc.	4.500%	1/15/24	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Welltower Inc.	4.000%	6/1/25	1,125	1,162
Welltower Inc.	4.250%	4/1/26	450	470
Welltower Inc.	6.500%	3/15/41	200	262
WP Carey Inc.	4.600%	4/1/24	300	314
WP Carey Inc.	4.000%	2/1/25	200	203
WP Carey Inc.	4.250%	10/1/26	300	306
				1,264,012
Industrial (6.8%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,409
Agrium Inc.	3.150%	10/1/22	2,310	2,335
Agrium Inc.	3.500%	6/1/23	275	281
Agrium Inc.	3.375%	3/15/25	550	552
Agrium Inc.	4.125%	3/15/35	1,250	1,288
Agrium Inc.	4.900%	6/1/43	125	139
Agrium Inc.	5.250%	1/15/45	500	582
Air Products & Chemicals Inc.	3.000%	11/3/21	190	193
Air Products & Chemicals Inc.	2.750%	2/3/23	200	200
Air Products & Chemicals Inc.	3.350%	7/31/24	700	717
Airgas Inc.	3.650%	7/15/24	750	779
Albemarle Corp.	4.150%	12/1/24	300	318
Albemarle Corp.	5.450%	12/1/44	325	384
Barrick Gold Corp.	5.250%	4/1/42	500	584
Barrick North America Finance LLC	4.400%	5/30/21	461	488
Barrick North America Finance LLC	5.700%	5/30/41	750	917
Barrick North America Finance LLC	5.750%	5/1/43	650	812
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	838
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	810
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	503
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,278
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,826
Braskem Finance Ltd.	6.450%	2/3/24	200	224
Cabot Corp.	3.700%	7/15/22	50	51
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,481
12 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	500	495
12 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	884
Domtar Corp.	6.750%	2/15/44	400	462
Dow Chemical Co.	8.550%	5/15/19	1,810	1,960
Dow Chemical Co.	4.250%	11/15/20	1,630	1,702
Dow Chemical Co.	4.125%	11/15/21	2,035	2,133
Dow Chemical Co.	3.000%	11/15/22	700	704
Dow Chemical Co.	3.500%	10/1/24	600	617
Dow Chemical Co.	7.375%	11/1/29	100	133
Dow Chemical Co.	4.250%	10/1/34	350	367
Dow Chemical Co.	9.400%	5/15/39	960	1,637
Dow Chemical Co.	5.250%	11/15/41	375	438
Dow Chemical Co.	4.375%	11/15/42	900	942
Dow Chemical Co.	4.625%	10/1/44	500	545
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,160
Eastman Chemical Co.	2.700%	1/15/20	400	403
Eastman Chemical Co.	3.600%	8/15/22	317	326
Eastman Chemical Co.	4.800%	9/1/42	400	441
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,081
Ecolab Inc.	2.000%	1/14/19	200	200
Ecolab Inc.	2.250%	1/12/20	200	200
Ecolab Inc.	4.350%	12/8/21	378	402
Ecolab Inc.	2.375%	8/10/22	1,200	1,184
Ecolab Inc.	3.250%	1/14/23	200	205
Ecolab Inc.	2.700%	11/1/26	600	575
12 Ecolab Inc.	3.250%	12/1/27	400	400
Ecolab Inc.	5.500%	12/8/41	85	106
12 Ecolab Inc.	3.950%	12/1/47	693	708
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	314

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	998
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,470
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	369
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	75
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	628
EI du Pont de Nemours & Co.	4.900%	1/15/41	250	285
EI du Pont de Nemours & Co.	4.150%	2/15/43	525	540
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	268
Fibria Overseas Finance Ltd.	4.000%	1/14/25	450	446
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	772
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,849
Goldcorp Inc.	3.625%	6/9/21	700	714
Goldcorp Inc.	3.700%	3/15/23	600	615
Goldcorp Inc.	5.450%	6/9/44	1,050	1,217
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	582
International Paper Co.	7.500%	8/15/21	617	718
International Paper Co.	4.750%	2/15/22	1,888	2,027
International Paper Co.	3.650%	6/15/24	400	414
International Paper Co.	3.800%	1/15/26	350	362
International Paper Co.	3.000%	2/15/27	1,500	1,454
International Paper Co.	5.000%	9/15/35	150	170
International Paper Co.	7.300%	11/15/39	805	1,125
International Paper Co.	6.000%	11/15/41	300	376
International Paper Co.	4.800%	6/15/44	500	544
International Paper Co.	5.150%	5/15/46	525	605
International Paper Co.	4.400%	8/15/47	1,050	1,103
LYB International Finance BV	4.000%	7/15/23	500	524
LYB International Finance BV	5.250%	7/15/43	500	582
LYB International Finance BV	4.875%	3/15/44	400	436
LYB International Finance II BV	3.500%	3/2/27	400	401
LyondellBasell Industries NV	5.000%	4/15/19	850	873
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,529
LyondellBasell Industries NV	4.625%	2/26/55	950	978
Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,691
Methanex Corp.	5.650%	12/1/44	200	207
Monsanto Co.	2.125%	7/15/19	800	796
Monsanto Co.	2.750%	7/15/21	600	601
Monsanto Co.	2.200%	7/15/22	175	169
Monsanto Co.	2.850%	4/15/25	250	244
Monsanto Co.	4.200%	7/15/34	400	415
Monsanto Co.	3.600%	7/15/42	250	227
Monsanto Co.	3.950%	4/15/45	1,300	1,282
Monsanto Co.	4.700%	7/15/64	600	624
Mosaic Co.	3.750%	11/15/21	865	885
Mosaic Co.	3.250%	11/15/22	650	643
Mosaic Co.	4.250%	11/15/23	1,500	1,553
Mosaic Co.	4.050%	11/15/27	550	551
Mosaic Co.	5.450%	11/15/33	100	108
Mosaic Co.	4.875%	11/15/41	130	129
Mosaic Co.	5.625%	11/15/43	150	161
Newmont Mining Corp.	5.125%	10/1/19	475	495
Newmont Mining Corp.	5.875%	4/1/35	325	394
Newmont Mining Corp.	6.250%	10/1/39	500	638
Newmont Mining Corp.	4.875%	3/15/42	950	1,043
Nucor Corp.	4.125%	9/15/22	200	211
Nucor Corp.	4.000%	8/1/23	325	341
Nucor Corp.	6.400%	12/1/37	1,325	1,762
Nucor Corp.	5.200%	8/1/43	400	482
Packaging Corp. of America	2.450%	12/15/20	400	401
Packaging Corp. of America	3.900%	6/15/22	275	286
Packaging Corp. of America	4.500%	11/1/23	425	457
Packaging Corp. of America	3.650%	9/15/24	500	512

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Packaging Corp. of America	3.400%	12/15/27	400	401
Placer Dome Inc.	6.450%	10/15/35	375	475
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,265
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	244
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	300	311
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	240
PPG Industries Inc.	2.300%	11/15/19	700	700
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.500%	8/15/19	175	181
Praxair Inc.	4.050%	3/15/21	875	918
Praxair Inc.	3.000%	9/1/21	325	330
Praxair Inc.	2.450%	2/15/22	3,275	3,282
Praxair Inc.	2.650%	2/5/25	500	494
Praxair Inc.	3.550%	11/7/42	300	301
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	237
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	409
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	545
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	125	131
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	750	779
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,352
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	297
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	687
Rio Tinto Finance USA plc	4.750%	3/22/42	625	722
Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	1,075
Rohm & Haas Co.	7.850%	7/15/29	300	410
RPM International Inc.	6.125%	10/15/19	75	80
RPM International Inc.	3.450%	11/15/22	250	255
RPM International Inc.	3.750%	3/15/27	150	151
RPM International Inc.	5.250%	6/1/45	50	57
RPM International Inc.	4.250%	1/15/48	1,200	1,193
Sherwin-Williams Co.	7.250%	6/15/19	350	374
Sherwin-Williams Co.	2.250%	5/15/20	300	299
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	950	947
Sherwin-Williams Co.	3.125%	6/1/24	300	301
Sherwin-Williams Co.	3.450%	8/1/25	900	909
Sherwin-Williams Co.	3.950%	1/15/26	600	623
Sherwin-Williams Co.	3.450%	6/1/27	300	304
Sherwin-Williams Co.	4.550%	8/1/45	270	293
Sherwin-Williams Co.	4.500%	6/1/47	500	544
Southern Copper Corp.	5.375%	4/16/20	200	213
Southern Copper Corp.	3.500%	11/8/22	1,600	1,643
Southern Copper Corp.	3.875%	4/23/25	650	675
Southern Copper Corp.	7.500%	7/27/35	425	576
Southern Copper Corp.	6.750%	4/16/40	250	325
Southern Copper Corp.	5.875%	4/23/45	2,650	3,204
Syngenta Finance NV	3.125%	3/28/22	250	242
Syngenta Finance NV	4.375%	3/28/42	150	128
Vale Canada Ltd.	7.200%	9/15/32	100	115
Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,274
Vale Overseas Ltd.	4.375%	1/11/22	1,895	1,961
Vale Overseas Ltd.	6.250%	8/10/26	700	811
Vale Overseas Ltd.	8.250%	1/17/34	375	496
Vale Overseas Ltd.	6.875%	11/21/36	735	901
Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,724
Vale SA	5.625%	9/11/42	2,550	2,792
Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,225
Westlake Chemical Corp.	5.000%	8/15/46	600	674
12 WestRock Co.	3.000%	9/15/24	525	518
12 WestRock Co.	3.375%	9/15/27	425	422
Westrock MWV LLC	8.200%	1/15/30	500	702
WestRock RKT Co.	3.500%	3/1/20	1,725	1,756
WestRock RKT Co.	4.900%	3/1/22	250	269

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,163
Weyerhaeuser Co.	4.700%	3/15/21	275	289
Weyerhaeuser Co.	8.500%	1/15/25	150	194
Weyerhaeuser Co.	7.375%	3/15/32	625	863
Weyerhaeuser Co.	6.875%	12/15/33	125	162
Yamana Gold Inc.	4.950%	7/15/24	640	668
12 Yamana Gold Inc.	4.625%	12/15/27	150	150
Capital Goods (0.6%)
3M Co.	2.000%	8/7/20	325	323
3M Co.	1.625%	9/19/21	450	436
3M Co.	2.250%	3/15/23	300	297
3M Co.	3.000%	8/7/25	350	354
3M Co.	2.250%	9/19/26	800	759
3M Co.	2.875%	10/15/27	525	522
3M Co.	3.125%	9/19/46	500	469
3M Co.	3.625%	10/15/47	450	462
ABB Finance USA Inc.	2.875%	5/8/22	375	381
ABB Finance USA Inc.	4.375%	5/8/42	150	161
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	213
Allegion US Holding Co. Inc.	3.200%	10/1/24	100	99
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	320
Bemis Co. Inc.	3.100%	9/15/26	300	289
Boeing Capital Corp.	4.700%	10/27/19	125	131
Boeing Co.	6.000%	3/15/19	550	576
Boeing Co.	4.875%	2/15/20	525	555
Boeing Co.	1.650%	10/30/20	350	344
Boeing Co.	2.125%	3/1/22	800	793
Boeing Co.	2.850%	10/30/24	200	201
Boeing Co.	2.600%	10/30/25	1,300	1,275
Boeing Co.	2.250%	6/15/26	250	237
Boeing Co.	2.800%	3/1/27	200	198
Boeing Co.	6.625%	2/15/38	100	142
Boeing Co.	6.875%	3/15/39	310	455
Boeing Co.	5.875%	2/15/40	545	725
Boeing Co.	3.375%	6/15/46	450	436
Boeing Co.	3.650%	3/1/47	300	301
Carlisle Cos. Inc.	3.750%	11/15/22	175	179
Carlisle Cos. Inc.	3.500%	12/1/24	150	151
Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,162
Caterpillar Financial Services Corp.	7.150%	2/15/19	435	459
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	743
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	500
Caterpillar Financial Services Corp.	2.000%	11/29/19	1,200	1,197
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	300
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	898
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	746
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,279
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	502
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	779
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	201
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	856
Caterpillar Financial Services Corp.	2.400%	6/6/22	700	695
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	995
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	750
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	204
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	191
Caterpillar Inc.	3.900%	5/27/21	720	754
Caterpillar Inc.	2.600%	6/26/22	125	125
Caterpillar Inc.	3.400%	5/15/24	750	777
Caterpillar Inc.	6.050%	8/15/36	720	964
Caterpillar Inc.	5.200%	5/27/41	500	627
Caterpillar Inc.	3.803%	8/15/42	1,329	1,417
Caterpillar Inc.	4.300%	5/15/44	1,000	1,150

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNH Industrial Capital LLC	4.375%	11/6/20	200	208
CNH Industrial Capital LLC	4.375%	4/5/22	150	155
CNH Industrial NV	3.850%	11/15/27	800	798
Crane Co.	4.450%	12/15/23	400	419
CRH America Inc.	5.750%	1/15/21	985	1,067
Deere & Co.	2.600%	6/8/22	700	701
Deere & Co.	5.375%	10/16/29	455	551
Deere & Co.	8.100%	5/15/30	550	790
Deere & Co.	7.125%	3/3/31	400	553
Deere & Co.	3.900%	6/9/42	1,000	1,082
Dover Corp.	4.300%	3/1/21	145	153
Dover Corp.	6.600%	3/15/38	350	474
Dover Corp.	5.375%	3/1/41	480	589
Eaton Corp.	2.750%	11/2/22	1,175	1,176
Eaton Corp.	3.103%	9/15/27	500	491
Eaton Corp.	4.000%	11/2/32	815	847
Eaton Corp.	4.150%	11/2/42	75	78
Eaton Corp.	3.915%	9/15/47	300	299
Embraer Netherlands Finance BV	5.050%	6/15/25	650	690
Embraer Netherlands Finance BV	5.400%	2/1/27	500	539
12 Embraer Overseas Ltd.	5.696%	9/16/23	350	384
Embraer SA	5.150%	6/15/22	900	959
Emerson Electric Co.	4.875%	10/15/19	125	131
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	450	454
Emerson Electric Co.	2.625%	2/15/23	300	299
Emerson Electric Co.	3.150%	6/1/25	450	455
Emerson Electric Co.	6.000%	8/15/32	150	184
Emerson Electric Co.	5.250%	11/15/39	135	160
Exelis Inc.	5.550%	10/1/21	200	219
FLIR Systems Inc.	3.125%	6/15/21	200	201
Flowserve Corp.	3.500%	9/15/22	225	226
Flowserve Corp.	4.000%	11/15/23	375	384
Fortive Corp.	1.800%	6/15/19	100	99
Fortive Corp.	2.350%	6/15/21	700	692
Fortive Corp.	3.150%	6/15/26	585	582
Fortive Corp.	4.300%	6/15/46	475	506
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	277
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	261
General Dynamics Corp.	3.875%	7/15/21	250	262
General Dynamics Corp.	2.250%	11/15/22	900	886
General Dynamics Corp.	1.875%	8/15/23	350	334
General Dynamics Corp.	2.375%	11/15/24	500	488
General Dynamics Corp.	2.125%	8/15/26	350	328
General Dynamics Corp.	2.625%	11/15/27	500	483
General Dynamics Corp.	3.600%	11/15/42	625	633
General Electric Co.	6.000%	8/7/19	1,383	1,462
General Electric Co.	2.100%	12/11/19	100	100
General Electric Co.	5.500%	1/8/20	939	997
General Electric Co.	2.200%	1/9/20	644	642
General Electric Co.	5.550%	5/4/20	780	835
General Electric Co.	4.375%	9/16/20	806	846
General Electric Co.	4.625%	1/7/21	490	519
General Electric Co.	5.300%	2/11/21	714	768
General Electric Co.	4.650%	10/17/21	1,369	1,467
General Electric Co.	3.150%	9/7/22	318	323
General Electric Co.	2.700%	10/9/22	1,900	1,896
General Electric Co.	3.100%	1/9/23	991	1,006
General Electric Co.	3.375%	3/11/24	500	514
General Electric Co.	3.450%	5/15/24	1,863	1,921
General Electric Co.	6.750%	3/15/32	1,885	2,581
General Electric Co.	6.150%	8/7/37	673	894
General Electric Co.	5.875%	1/14/38	2,187	2,821
General Electric Co.	6.875%	1/10/39	1,605	2,308

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Co.	4.125%	10/9/42	2,050	2,148
General Electric Co.	4.500%	3/11/44	1,775	1,966
Harris Corp.	2.700%	4/27/20	250	251
Harris Corp.	4.400%	12/15/20	400	419
Harris Corp.	3.832%	4/27/25	550	569
Harris Corp.	4.854%	4/27/35	350	391
Harris Corp.	6.150%	12/15/40	125	157
Harris Corp.	5.054%	4/27/45	325	381
Honeywell International Inc.	1.400%	10/30/19	475	470
Honeywell International Inc.	4.250%	3/1/21	805	851
Honeywell International Inc.	1.850%	11/1/21	750	736
Honeywell International Inc.	3.350%	12/1/23	1,325	1,378
Honeywell International Inc.	2.500%	11/1/26	400	385
Honeywell International Inc.	5.700%	3/15/37	305	399
Honeywell International Inc.	5.375%	3/1/41	1,355	1,732
Hubbell Inc.	3.350%	3/1/26	300	303
Hubbell Inc.	3.150%	8/15/27	100	99
12 Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	399
Illinois Tool Works Inc.	1.950%	3/1/19	200	200
Illinois Tool Works Inc.	6.250%	4/1/19	450	473
Illinois Tool Works Inc.	3.375%	9/15/21	105	108
Illinois Tool Works Inc.	3.500%	3/1/24	430	450
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,365
Illinois Tool Works Inc.	4.875%	9/15/41	305	367
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,941
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	325	327
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,009
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	408
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	361
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	277
John Deere Capital Corp.	1.950%	1/8/19	700	699
John Deere Capital Corp.	2.250%	4/17/19	150	150
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,264
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,956
John Deere Capital Corp.	2.050%	3/10/20	750	747
John Deere Capital Corp.	2.200%	3/13/20	300	299
John Deere Capital Corp.	1.950%	6/22/20	400	397
John Deere Capital Corp.	2.450%	9/11/20	275	275
John Deere Capital Corp.	3.900%	7/12/21	125	131
John Deere Capital Corp.	3.150%	10/15/21	305	312
John Deere Capital Corp.	2.650%	1/6/22	450	452
John Deere Capital Corp.	2.750%	3/15/22	75	75
John Deere Capital Corp.	2.150%	9/8/22	550	537
John Deere Capital Corp.	2.800%	1/27/23	275	276
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,501
John Deere Capital Corp.	3.350%	6/12/24	700	721
John Deere Capital Corp.	3.400%	9/11/25	325	335
John Deere Capital Corp.	2.650%	6/10/26	300	293
John Deere Capital Corp.	2.800%	9/8/27	250	245
Johnson Controls International plc	5.000%	3/30/20	200	211
Johnson Controls International plc	4.250%	3/1/21	345	361
Johnson Controls International plc	3.750%	12/1/21	175	181
Johnson Controls International plc	3.625%	7/2/24	300	311
Johnson Controls International plc	3.900%	2/14/26	600	627
Johnson Controls International plc	6.000%	1/15/36	275	342
Johnson Controls International plc	5.700%	3/1/41	355	417
Johnson Controls International plc	4.625%	7/2/44	200	220
Johnson Controls International plc	5.125%	9/14/45	400	472
Johnson Controls International plc	4.500%	2/15/47	200	217
Johnson Controls International plc	4.950%	7/2/64	300	332
Kennametal Inc.	2.650%	11/1/19	200	200
Kennametal Inc.	3.875%	2/15/22	125	126
L3 Technologies Inc.	5.200%	10/15/19	825	865
L3 Technologies Inc.	4.750%	7/15/20	925	973

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
L3 Technologies Inc.	4.950%	2/15/21	575	609
L3 Technologies Inc.	3.950%	5/28/24	270	281
L3 Technologies Inc.	3.850%	12/15/26	200	206
Lafarge SA	7.125%	7/15/36	300	393
Leggett & Platt Inc.	3.800%	11/15/24	550	560
Leggett & Platt Inc.	3.500%	11/15/27	700	693
Legrand France SA	8.500%	2/15/25	250	323
Lennox International Inc.	3.000%	11/15/23	100	99
Lockheed Martin Corp.	4.250%	11/15/19	655	680
Lockheed Martin Corp.	2.500%	11/23/20	655	660
Lockheed Martin Corp.	3.350%	9/15/21	875	899
Lockheed Martin Corp.	3.100%	1/15/23	270	274
Lockheed Martin Corp.	2.900%	3/1/25	375	373
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,246
Lockheed Martin Corp.	3.600%	3/1/35	550	551
Lockheed Martin Corp.	4.500%	5/15/36	350	391
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,265
Lockheed Martin Corp.	5.720%	6/1/40	316	403
Lockheed Martin Corp.	4.850%	9/15/41	500	569
Lockheed Martin Corp.	3.800%	3/1/45	100	101
Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,976
Lockheed Martin Corp.	4.090%	9/15/52	847	887
Martin Marietta Materials Inc.	3.450%	6/1/27	500	493
Martin Marietta Materials Inc.	3.500%	12/15/27	425	422
Martin Marietta Materials Inc.	4.250%	12/15/47	600	594
Masco Corp.	7.125%	3/15/20	45	49
Masco Corp.	3.500%	4/1/21	300	305
Masco Corp.	5.950%	3/15/22	228	253
Masco Corp.	4.450%	4/1/25	550	584
Masco Corp.	4.375%	4/1/26	400	422
Masco Corp.	3.500%	11/15/27	100	98
Masco Corp.	7.750%	8/1/29	94	122
Masco Corp.	4.500%	5/15/47	375	383
Mohawk Industries Inc.	3.850%	2/1/23	550	569
Northrop Grumman Corp.	5.050%	8/1/19	245	256
Northrop Grumman Corp.	2.080%	10/15/20	800	793
Northrop Grumman Corp.	3.500%	3/15/21	125	129
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,487
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,020
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,287
Northrop Grumman Corp.	3.200%	2/1/27	700	702
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,653
Northrop Grumman Corp.	5.050%	11/15/40	475	558
Northrop Grumman Corp.	4.750%	6/1/43	950	1,094
Northrop Grumman Corp.	4.030%	10/15/47	2,160	2,258
Owens Corning	4.200%	12/15/22	3,550	3,720
Owens Corning	4.200%	12/1/24	250	262
Owens Corning	3.400%	8/15/26	500	491
Owens Corning	4.300%	7/15/47	500	492
Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,843
Parker-Hannifin Corp.	3.250%	3/1/27	1,100	1,109
Parker-Hannifin Corp.	6.250%	5/15/38	75	99
Parker-Hannifin Corp.	4.100%	3/1/47	500	536
Pentair Finance SA	2.650%	12/1/19	500	493
Precision Castparts Corp.	2.250%	6/15/20	300	301
Precision Castparts Corp.	2.500%	1/15/23	925	918
Precision Castparts Corp.	3.250%	6/15/25	700	716
Precision Castparts Corp.	3.900%	1/15/43	375	388
Precision Castparts Corp.	4.375%	6/15/45	250	280
Raytheon Co.	3.125%	10/15/20	425	435
Raytheon Co.	2.500%	12/15/22	3,075	3,063
Raytheon Co.	3.150%	12/15/24	500	510
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	225	270

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Raytheon Co.	4.700%	12/15/41	925	1,090
Republic Services Inc.	5.500%	9/15/19	525	553
Republic Services Inc.	5.000%	3/1/20	500	526
Republic Services Inc.	5.250%	11/15/21	1,650	1,803
Republic Services Inc.	3.550%	6/1/22	1,300	1,339
Republic Services Inc.	3.200%	3/15/25	500	502
Republic Services Inc.	6.200%	3/1/40	475	618
Republic Services Inc.	5.700%	5/15/41	500	622
Rockwell Collins Inc.	1.950%	7/15/19	100	100
Rockwell Collins Inc.	5.250%	7/15/19	50	52
Rockwell Collins Inc.	3.100%	11/15/21	675	682
Rockwell Collins Inc.	2.800%	3/15/22	750	751
Rockwell Collins Inc.	3.200%	3/15/24	400	403
Rockwell Collins Inc.	3.500%	3/15/27	1,000	1,015
Rockwell Collins Inc.	4.800%	12/15/43	235	268
Rockwell Collins Inc.	4.350%	4/15/47	775	839
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,674
Roper Technologies Inc.	2.800%	12/15/21	400	400
Roper Technologies Inc.	3.800%	12/15/26	500	516
Snap-on Inc.	6.125%	9/1/21	300	338
Snap-on Inc.	3.250%	3/1/27	225	228
Sonoco Products Co.	5.750%	11/1/40	765	917
Spirit AeroSystems Inc.	5.250%	3/15/22	2,625	2,710
Spirit AeroSystems Inc.	3.850%	6/15/26	335	339
Stanley Black & Decker Inc.	1.622%	11/17/18	300	299
Stanley Black & Decker Inc.	2.451%	11/17/18	400	401
Stanley Black & Decker Inc.	3.400%	12/1/21	450	464
Stanley Black & Decker Inc.	5.200%	9/1/40	150	177
Textron Inc.	4.300%	3/1/24	625	663
Textron Inc.	3.875%	3/1/25	200	207
Textron Inc.	4.000%	3/15/26	300	313
Textron Inc.	3.650%	3/15/27	100	101
Textron Inc.	3.375%	3/1/28	325	323
The Timken Co.	3.875%	9/1/24	200	201
United Technologies Corp.	1.500%	11/1/19	400	395
United Technologies Corp.	4.500%	4/15/20	445	467
United Technologies Corp.	1.900%	5/4/20	1,500	1,485
United Technologies Corp.	1.950%	11/1/21	900	878
United Technologies Corp.	3.100%	6/1/22	1,600	1,629
United Technologies Corp.	2.800%	5/4/24	1,000	992
United Technologies Corp.	2.650%	11/1/26	1,075	1,034
United Technologies Corp.	3.125%	5/4/27	800	799
United Technologies Corp.	6.700%	8/1/28	200	256
United Technologies Corp.	7.500%	9/15/29	100	138
United Technologies Corp.	5.400%	5/1/35	400	477
United Technologies Corp.	6.050%	6/1/36	285	366
United Technologies Corp.	6.125%	7/15/38	1,000	1,329
United Technologies Corp.	5.700%	4/15/40	625	795
United Technologies Corp.	4.500%	6/1/42	2,725	3,011
United Technologies Corp.	4.150%	5/15/45	50	53
United Technologies Corp.	3.750%	11/1/46	900	888
United Technologies Corp.	4.050%	5/4/47	800	838
Vulcan Materials Co.	4.500%	4/1/25	250	266
Vulcan Materials Co.	4.500%	6/15/47	700	713
Wabtec Corp.	3.450%	11/15/26	700	683
Waste Management Inc.	4.600%	3/1/21	275	292
Waste Management Inc.	2.900%	9/15/22	191	193
Waste Management Inc.	2.400%	5/15/23	350	343
Waste Management Inc.	3.500%	5/15/24	700	725
Waste Management Inc.	3.125%	3/1/25	250	252
Waste Management Inc.	3.150%	11/15/27	1,800	1,792
Waste Management Inc.	3.900%	3/1/35	250	262
Waste Management Inc.	4.100%	3/1/45	500	536
WW Grainger Inc.	4.600%	6/15/45	900	994

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WW Grainger Inc.	3.750%	5/15/46	325	312
Xylem Inc.	3.250%	11/1/26	300	298
Xylem Inc.	4.375%	11/1/46	400	429
Communication (1.0%)
21st Century Fox America Inc.	6.900%	3/1/19	660	695
21st Century Fox America Inc.	5.650%	8/15/20	500	540
21st Century Fox America Inc.	4.500%	2/15/21	671	710
21st Century Fox America Inc.	3.000%	9/15/22	500	506
21st Century Fox America Inc.	4.000%	10/1/23	275	289
21st Century Fox America Inc.	3.700%	9/15/24	500	521
21st Century Fox America Inc.	3.700%	10/15/25	450	470
21st Century Fox America Inc.	6.550%	3/15/33	392	513
21st Century Fox America Inc.	6.200%	12/15/34	975	1,256
21st Century Fox America Inc.	6.400%	12/15/35	1,550	2,068
21st Century Fox America Inc.	8.150%	10/17/36	385	588
21st Century Fox America Inc.	6.150%	3/1/37	970	1,270
21st Century Fox America Inc.	6.900%	8/15/39	475	671
21st Century Fox America Inc.	6.150%	2/15/41	1,200	1,613
21st Century Fox America Inc.	5.400%	10/1/43	1,675	2,077
21st Century Fox America Inc.	4.750%	9/15/44	665	762
21st Century Fox America Inc.	4.950%	10/15/45	300	355
Activision Blizzard Inc.	2.300%	9/15/21	500	494
Activision Blizzard Inc.	2.600%	6/15/22	300	297
Activision Blizzard Inc.	3.400%	9/15/26	1,700	1,713
Activision Blizzard Inc.	3.400%	6/15/27	500	501
Activision Blizzard Inc.	4.500%	6/15/47	500	524
America Movil SAB de CV	5.000%	10/16/19	850	890
America Movil SAB de CV	5.000%	3/30/20	1,460	1,535
America Movil SAB de CV	3.125%	7/16/22	1,050	1,061
America Movil SAB de CV	6.375%	3/1/35	250	317
America Movil SAB de CV	6.125%	11/15/37	300	376
America Movil SAB de CV	6.125%	3/30/40	2,460	3,130
America Movil SAB de CV	4.375%	7/16/42	925	977
American Tower Corp.	2.800%	6/1/20	600	603
American Tower Corp.	5.050%	9/1/20	155	164
American Tower Corp.	3.300%	2/15/21	600	610
American Tower Corp.	5.900%	11/1/21	3,249	3,598
American Tower Corp.	2.250%	1/15/22	350	341
American Tower Corp.	3.500%	1/31/23	750	766
American Tower Corp.	5.000%	2/15/24	2,100	2,292
American Tower Corp.	4.000%	6/1/25	425	438
American Tower Corp.	3.375%	10/15/26	969	950
American Tower Corp.	3.550%	7/15/27	575	567
American Tower Corp.	3.600%	1/15/28	550	547
AT&T Corp.	8.250%	11/15/31	1,031	1,430
AT&T Inc.	5.800%	2/15/19	225	234
AT&T Inc.	2.300%	3/11/19	625	625
AT&T Inc.	5.875%	10/1/19	2,180	2,310
AT&T Inc.	5.200%	3/15/20	1,150	1,216
AT&T Inc.	2.450%	6/30/20	1,950	1,948
AT&T Inc.	4.600%	2/15/21	900	948
AT&T Inc.	5.000%	3/1/21	925	990
AT&T Inc.	3.200%	3/1/22	1,175	1,188
AT&T Inc.	3.000%	6/30/22	2,250	2,253
AT&T Inc.	2.850%	2/14/23	1,150	1,154
AT&T Inc.	3.600%	2/17/23	2,150	2,199
AT&T Inc.	3.800%	3/1/24	550	563
AT&T Inc.	4.450%	4/1/24	575	607
AT&T Inc.	3.400%	8/14/24	2,325	2,338
AT&T Inc.	3.950%	1/15/25	2,225	2,271
AT&T Inc.	3.400%	5/15/25	3,950	3,888
AT&T Inc.	4.125%	2/17/26	1,905	1,942
AT&T Inc.	4.250%	3/1/27	1,975	2,013

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	3.900%	8/14/27	3,950	3,977
12 AT&T Inc.	4.100%	2/15/28	3,524	3,534
12 AT&T Inc.	4.300%	2/15/30	2,494	2,488
AT&T Inc.	4.500%	5/15/35	1,330	1,321
AT&T Inc.	5.250%	3/1/37	2,050	2,169
AT&T Inc.	4.900%	8/14/37	3,500	3,551
AT&T Inc.	6.350%	3/15/40	525	617
AT&T Inc.	5.350%	9/1/40	2,205	2,326
AT&T Inc.	6.375%	3/1/41	1,225	1,448
AT&T Inc.	5.550%	8/15/41	410	443
AT&T Inc.	5.150%	3/15/42	825	851
AT&T Inc.	4.300%	12/15/42	1,523	1,429
AT&T Inc.	4.800%	6/15/44	2,150	2,114
AT&T Inc.	4.350%	6/15/45	1,325	1,228
AT&T Inc.	4.750%	5/15/46	2,750	2,677
12 AT&T Inc.	5.150%	11/15/46	3,869	3,955
AT&T Inc.	5.450%	3/1/47	3,500	3,738
AT&T Inc.	4.500%	3/9/48	3,218	3,014
AT&T Inc.	4.550%	3/9/49	1,187	1,111
AT&T Inc.	5.150%	2/14/50	3,985	4,007
AT&T Inc.	5.700%	3/1/57	675	738
AT&T Inc.	5.300%	8/14/58	2,425	2,431
British Telecommunications plc	2.350%	2/14/19	700	701
British Telecommunications plc	9.125%	12/15/30	2,128	3,165
CBS Corp.	2.300%	8/15/19	475	475
CBS Corp.	4.300%	2/15/21	550	575
CBS Corp.	3.375%	3/1/22	725	737
CBS Corp.	2.500%	2/15/23	1,000	974
12 CBS Corp.	2.900%	6/1/23	325	319
CBS Corp.	3.700%	8/15/24	575	590
CBS Corp.	3.500%	1/15/25	500	501
CBS Corp.	2.900%	1/15/27	800	749
CBS Corp.	3.375%	2/15/28	375	360
12 CBS Corp.	3.700%	6/1/28	475	468
CBS Corp.	7.875%	7/30/30	350	478
CBS Corp.	5.500%	5/15/33	200	220
CBS Corp.	4.850%	7/1/42	475	499
CBS Corp.	4.900%	8/15/44	700	739
CBS Corp.	4.600%	1/15/45	600	607
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,032
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.579%	7/23/20	1,550	1,578
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.464%	7/23/22	2,300	2,394
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.908%	7/23/25	3,450	3,649
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.750%	2/15/28	775	743
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.200%	3/15/28	750	744
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.384%	10/23/35	1,700	1,992
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.484%	10/23/45	2,750	3,215
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.375%	5/1/47	1,925	1,986
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.834%	10/23/55	325	389
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,447
Comcast Corp.	5.700%	7/1/19	1,305	1,372
Comcast Corp.	3.125%	7/15/22	750	767
Comcast Corp.	2.750%	3/1/23	1,625	1,627
Comcast Corp.	3.000%	2/1/24	2,000	2,015
Comcast Corp.	3.600%	3/1/24	350	364

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	3.375%	8/15/25	1,000	1,026
Comcast Corp.	3.150%	3/1/26	2,000	2,017
Comcast Corp.	2.350%	1/15/27	1,050	990
Comcast Corp.	3.300%	2/1/27	1,500	1,530
Comcast Corp.	3.150%	2/15/28	1,750	1,757
Comcast Corp.	4.250%	1/15/33	2,375	2,581
Comcast Corp.	7.050%	3/15/33	1,125	1,566
Comcast Corp.	4.200%	8/15/34	400	427
Comcast Corp.	5.650%	6/15/35	1,450	1,808
Comcast Corp.	4.400%	8/15/35	600	655
Comcast Corp.	6.500%	11/15/35	1,050	1,418
Comcast Corp.	3.200%	7/15/36	650	622
Comcast Corp.	6.450%	3/15/37	1,400	1,899
Comcast Corp.	6.950%	8/15/37	1,020	1,452
Comcast Corp.	6.400%	5/15/38	468	634
Comcast Corp.	6.400%	3/1/40	375	520
Comcast Corp.	4.650%	7/15/42	1,135	1,280
Comcast Corp.	4.500%	1/15/43	225	249
Comcast Corp.	4.750%	3/1/44	665	759
Comcast Corp.	4.600%	8/15/45	1,175	1,319
Comcast Corp.	3.400%	7/15/46	1,075	1,009
Comcast Corp.	4.000%	8/15/47	650	678
Comcast Corp.	3.969%	11/1/47	946	977
Comcast Corp.	3.999%	11/1/49	138	141
Comcast Corp.	4.049%	11/1/52	317	324
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,633
Crown Castle International Corp.	2.250%	9/1/21	550	541
Crown Castle International Corp.	4.875%	4/15/22	550	591
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,095
Crown Castle International Corp.	3.200%	9/1/24	900	888
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,260
Crown Castle International Corp.	3.700%	6/15/26	650	649
Crown Castle International Corp.	4.000%	3/1/27	350	357
Crown Castle International Corp.	3.650%	9/1/27	925	919
Crown Castle International Corp.	4.750%	5/15/47	250	263
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	712
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,250	4,857
Discovery Communications LLC	5.625%	8/15/19	300	315
Discovery Communications LLC	2.200%	9/20/19	375	373
Discovery Communications LLC	4.375%	6/15/21	655	684
Discovery Communications LLC	3.300%	5/15/22	375	378
Discovery Communications LLC	2.950%	3/20/23	950	938
Discovery Communications LLC	3.250%	4/1/23	500	497
Discovery Communications LLC	3.800%	3/13/24	350	355
Discovery Communications LLC	3.450%	3/15/25	1,000	982
Discovery Communications LLC	4.900%	3/11/26	650	693
Discovery Communications LLC	3.950%	3/20/28	1,275	1,263
Discovery Communications LLC	5.000%	9/20/37	950	981
Discovery Communications LLC	6.350%	6/1/40	500	587
Discovery Communications LLC	4.950%	5/15/42	375	373
Discovery Communications LLC	4.875%	4/1/43	675	673
Discovery Communications LLC	5.200%	9/20/47	950	995
Electronic Arts Inc.	3.700%	3/1/21	1,725	1,775
Electronic Arts Inc.	4.800%	3/1/26	375	411
Grupo Televisa SAB	6.625%	3/18/25	450	532
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,059
Grupo Televisa SAB	8.500%	3/11/32	50	66
Grupo Televisa SAB	6.625%	1/15/40	500	614
Grupo Televisa SAB	5.000%	5/13/45	100	101
Grupo Televisa SAB	6.125%	1/31/46	1,150	1,357
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	513
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	866
Koninklijke KPN NV	8.375%	10/1/30	600	818
Moody's Corp.	2.750%	7/15/19	400	397

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Moody's Corp.	5.500%	9/1/20	500	538
Moody's Corp.	2.750%	12/15/21	375	375
Moody's Corp.	4.500%	9/1/22	1,550	1,658
Moody's Corp.	4.875%	2/15/24	1,100	1,209
Moody's Corp.	5.250%	7/15/44	275	331
NBCUniversal Media LLC	5.150%	4/30/20	1,525	1,621
NBCUniversal Media LLC	4.375%	4/1/21	205	217
NBCUniversal Media LLC	2.875%	1/15/23	1,425	1,438
NBCUniversal Media LLC	6.400%	4/30/40	250	339
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,403
NBCUniversal Media LLC	4.450%	1/15/43	2,100	2,289
Omnicom Group Inc.	6.250%	7/15/19	175	185
Omnicom Group Inc.	4.450%	8/15/20	500	524
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,136
Omnicom Group Inc.	3.650%	11/1/24	900	918
Omnicom Group Inc.	3.600%	4/15/26	1,150	1,163
Orange SA	5.375%	7/8/19	1,025	1,070
Orange SA	1.625%	11/3/19	800	790
Orange SA	4.125%	9/14/21	802	848
Orange SA	9.000%	3/1/31	2,260	3,397
Orange SA	5.375%	1/13/42	1,115	1,323
RELX Capital Inc.	8.625%	1/15/19	259	275
RELX Capital Inc.	3.125%	10/15/22	705	706
Rogers Communications Inc.	3.000%	3/15/23	230	230
Rogers Communications Inc.	4.100%	10/1/23	300	315
Rogers Communications Inc.	3.625%	12/15/25	475	485
Rogers Communications Inc.	4.500%	3/15/43	540	578
Rogers Communications Inc.	5.000%	3/15/44	950	1,091
S&P Global Inc.	3.300%	8/14/20	450	458
S&P Global Inc.	4.000%	6/15/25	550	578
S&P Global Inc.	4.400%	2/15/26	875	943
S&P Global Inc.	2.950%	1/22/27	625	608
S&P Global Inc.	6.550%	11/15/37	350	463
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	501
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	324
Scripps Networks Interactive Inc.	3.500%	6/15/22	300	304
Scripps Networks Interactive Inc.	3.900%	11/15/24	400	409
Scripps Networks Interactive Inc.	3.950%	6/15/25	400	405
Telefonica Emisiones SAU	5.877%	7/15/19	910	957
Telefonica Emisiones SAU	5.134%	4/27/20	705	746
Telefonica Emisiones SAU	5.462%	2/16/21	350	379
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,076
Telefonica Emisiones SAU	4.103%	3/8/27	1,000	1,031
Telefonica Emisiones SAU	7.045%	6/20/36	1,685	2,254
Telefonica Emisiones SAU	5.213%	3/8/47	1,950	2,208
Telefonica Europe BV	8.250%	9/15/30	780	1,097
TELUS Corp.	2.800%	2/16/27	1,150	1,092
Thomson Reuters Corp.	4.700%	10/15/19	125	130
Thomson Reuters Corp.	4.300%	11/23/23	600	634
Thomson Reuters Corp.	3.850%	9/29/24	475	489
Thomson Reuters Corp.	3.350%	5/15/26	500	496
Thomson Reuters Corp.	5.500%	8/15/35	350	399
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,727
Thomson Reuters Corp.	5.650%	11/23/43	350	421
Time Warner Cable LLC	8.750%	2/14/19	1,250	1,335
Time Warner Cable LLC	8.250%	4/1/19	700	748
Time Warner Cable LLC	5.000%	2/1/20	2,045	2,133
Time Warner Cable LLC	4.125%	2/15/21	500	515
Time Warner Cable LLC	4.000%	9/1/21	775	796
Time Warner Cable LLC	6.550%	5/1/37	550	643
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,790
Time Warner Cable LLC	6.750%	6/15/39	1,600	1,911
Time Warner Cable LLC	5.875%	11/15/40	950	1,036
Time Warner Cable LLC	5.500%	9/1/41	950	992

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable LLC	4.500%	9/15/42	800	755
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	972
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	895
Time Warner Inc.	2.100%	6/1/19	550	547
Time Warner Inc.	4.875%	3/15/20	1,240	1,302
Time Warner Inc.	4.700%	1/15/21	700	740
Time Warner Inc.	4.750%	3/29/21	600	638
Time Warner Inc.	4.000%	1/15/22	205	214
Time Warner Inc.	4.050%	12/15/23	375	390
Time Warner Inc.	3.550%	6/1/24	525	533
Time Warner Inc.	3.600%	7/15/25	825	825
Time Warner Inc.	3.875%	1/15/26	350	355
Time Warner Inc.	3.800%	2/15/27	2,820	2,815
Time Warner Inc.	5.375%	10/15/41	405	447
Time Warner Inc.	4.900%	6/15/42	400	420
Time Warner Inc.	5.350%	12/15/43	400	443
Time Warner Inc.	4.650%	6/1/44	725	728
Verizon Communications Inc.	2.625%	2/21/20	673	678
Verizon Communications Inc.	3.450%	3/15/21	300	309
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,170
Verizon Communications Inc.	1.750%	8/15/21	750	730
Verizon Communications Inc.	3.000%	11/1/21	3,300	3,339
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,070
Verizon Communications Inc.	2.946%	3/15/22	2,457	2,472
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,520
Verizon Communications Inc.	2.450%	11/1/22	1,550	1,524
Verizon Communications Inc.	5.150%	9/15/23	4,690	5,216
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,369
Verizon Communications Inc.	3.500%	11/1/24	1,000	1,018
12 Verizon Communications Inc.	3.376%	2/15/25	3,093	3,101
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,907
Verizon Communications Inc.	4.125%	3/16/27	2,925	3,053
Verizon Communications Inc.	4.500%	8/10/33	2,350	2,454
Verizon Communications Inc.	4.400%	11/1/34	2,300	2,343
Verizon Communications Inc.	4.272%	1/15/36	2,199	2,188
Verizon Communications Inc.	5.250%	3/16/37	3,700	4,067
Verizon Communications Inc.	4.812%	3/15/39	550	575
Verizon Communications Inc.	4.750%	11/1/41	700	715
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,132
Verizon Communications Inc.	4.125%	8/15/46	2,730	2,523
Verizon Communications Inc.	4.862%	8/21/46	3,467	3,614
Verizon Communications Inc.	5.500%	3/16/47	1,125	1,282
Verizon Communications Inc.	4.522%	9/15/48	2,716	2,675
Verizon Communications Inc.	5.012%	4/15/49	4,166	4,368
Verizon Communications Inc.	5.012%	8/21/54	4,363	4,465
Verizon Communications Inc.	4.672%	3/15/55	4,302	4,149
Viacom Inc.	5.625%	9/15/19	750	785
Viacom Inc.	2.750%	12/15/19	353	353
Viacom Inc.	3.875%	12/15/21	495	504
Viacom Inc.	4.250%	9/1/23	1,175	1,193
Viacom Inc.	3.875%	4/1/24	388	387
Viacom Inc.	6.875%	4/30/36	940	1,076
Viacom Inc.	4.375%	3/15/43	1,337	1,152
Viacom Inc.	5.850%	9/1/43	1,075	1,112
Vodafone Group plc	5.450%	6/10/19	775	809
Vodafone Group plc	2.500%	9/26/22	450	446
Vodafone Group plc	2.950%	2/19/23	670	674
Vodafone Group plc	7.875%	2/15/30	425	573
Vodafone Group plc	6.250%	11/30/32	350	428
Vodafone Group plc	6.150%	2/27/37	605	756
Vodafone Group plc	4.375%	2/19/43	2,150	2,203
Walt Disney Co.	1.650%	1/8/19	350	349
Walt Disney Co.	1.850%	5/30/19	725	723
Walt Disney Co.	1.950%	3/4/20	600	598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	1.800%	6/5/20	645	639
Walt Disney Co.	2.150%	9/17/20	1,200	1,199
Walt Disney Co.	2.300%	2/12/21	550	550
Walt Disney Co.	2.550%	2/15/22	932	934
Walt Disney Co.	2.450%	3/4/22	375	374
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	500	508
Walt Disney Co.	3.000%	2/13/26	670	670
Walt Disney Co.	1.850%	7/30/26	920	842
Walt Disney Co.	2.950%	6/15/27	720	714
Walt Disney Co.	7.000%	3/1/32	50	70
Walt Disney Co.	4.375%	8/16/41	325	357
Walt Disney Co.	4.125%	12/1/41	885	953
Walt Disney Co.	3.700%	12/1/42	450	452
Walt Disney Co.	4.125%	6/1/44	800	861
WPP Finance 2010	4.750%	11/21/21	1,446	1,545
WPP Finance 2010	3.750%	9/19/24	525	535
WPP Finance 2010	5.125%	9/7/42	750	795
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	107
Advance Auto Parts Inc.	4.500%	1/15/22	175	184
Advance Auto Parts Inc.	4.500%	12/1/23	400	420
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,327
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	305
ALIBABA GROUP HOLDING Ltd.	3.600%	11/28/24	1,600	1,660
Alibaba Group Holding Ltd.	3.400%	12/6/27	5,600	5,598
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	659
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	207
Alibaba Group Holding Ltd.	4.200%	12/6/47	600	625
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	732
Amazon.com Inc.	2.600%	12/5/19	900	909
12 Amazon.com Inc.	1.900%	8/21/20	625	621
Amazon.com Inc.	3.300%	12/5/21	2,575	2,657
Amazon.com Inc.	2.500%	11/29/22	475	475
12 Amazon.com Inc.	2.400%	2/22/23	1,150	1,138
12 Amazon.com Inc.	2.800%	8/22/24	500	498
Amazon.com Inc.	3.800%	12/5/24	400	423
Amazon.com Inc.	5.200%	12/3/25	875	1,004
12 Amazon.com Inc.	3.150%	8/22/27	2,350	2,353
Amazon.com Inc.	4.800%	12/5/34	975	1,138
12 Amazon.com Inc.	3.875%	8/22/37	1,500	1,592
Amazon.com Inc.	4.950%	12/5/44	1,175	1,423
12 Amazon.com Inc.	4.050%	8/22/47	2,700	2,908
12 Amazon.com Inc.	4.250%	8/22/57	2,425	2,640
American Honda Finance Corp.	1.200%	7/12/19	800	789
American Honda Finance Corp.	2.250%	8/15/19	800	801
American Honda Finance Corp.	2.000%	11/13/19	1,200	1,196
American Honda Finance Corp.	2.000%	2/14/20	200	199
American Honda Finance Corp.	1.950%	7/20/20	600	595
American Honda Finance Corp.	2.450%	9/24/20	725	727
American Honda Finance Corp.	1.650%	7/12/21	500	487
American Honda Finance Corp.	1.700%	9/9/21	850	826
American Honda Finance Corp.	2.600%	11/16/22	500	500
American Honda Finance Corp.	2.900%	2/16/24	500	501
American Honda Finance Corp.	2.300%	9/9/26	250	236
Aptiv plc	3.150%	11/19/20	350	355
Aptiv plc	4.250%	1/15/26	700	742
Aptiv plc	4.400%	10/1/46	225	228
Automatic Data Processing Inc.	2.250%	9/15/20	650	651
Automatic Data Processing Inc.	3.375%	9/15/25	675	696
AutoNation Inc.	5.500%	2/1/20	180	190
AutoNation Inc.	3.350%	1/15/21	500	507
AutoNation Inc.	3.500%	11/15/24	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AutoNation Inc.	4.500%	10/1/25	500	524
AutoNation Inc.	3.800%	11/15/27	250	247
AutoZone Inc.	3.700%	4/15/22	600	617
AutoZone Inc.	2.875%	1/15/23	200	199
AutoZone Inc.	3.125%	7/15/23	275	276
AutoZone Inc.	3.250%	4/15/25	260	259
AutoZone Inc.	3.125%	4/21/26	300	292
AutoZone Inc.	3.750%	6/1/27	700	710
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	99
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	158
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	464
Best Buy Co. Inc.	5.500%	3/15/21	125	134
Block Financial LLC	4.125%	10/1/20	313	321
Block Financial LLC	5.500%	11/1/22	500	537
Block Financial LLC	5.250%	10/1/25	350	373
BorgWarner Inc.	4.625%	9/15/20	50	53
BorgWarner Inc.	3.375%	3/15/25	250	251
BorgWarner Inc.	4.375%	3/15/45	500	514
Carnival Corp.	3.950%	10/15/20	450	468
Costco Wholesale Corp.	1.700%	12/15/19	850	844
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Costco Wholesale Corp.	2.150%	5/18/21	450	447
Costco Wholesale Corp.	2.250%	2/15/22	300	296
Costco Wholesale Corp.	2.300%	5/18/22	900	891
Costco Wholesale Corp.	2.750%	5/18/24	900	898
Costco Wholesale Corp.	3.000%	5/18/27	900	900
Cummins Inc.	3.650%	10/1/23	350	368
Cummins Inc.	7.125%	3/1/28	150	197
Cummins Inc.	4.875%	10/1/43	400	473
CVS Health Corp.	2.800%	7/20/20	500	502
CVS Health Corp.	2.125%	6/1/21	1,700	1,661
CVS Health Corp.	3.500%	7/20/22	4,975	5,049
CVS Health Corp.	2.750%	12/1/22	975	959
CVS Health Corp.	4.750%	12/1/22	775	828
CVS Health Corp.	3.375%	8/12/24	660	661
CVS Health Corp.	3.875%	7/20/25	2,457	2,530
CVS Health Corp.	2.875%	6/1/26	1,450	1,391
CVS Health Corp.	5.300%	12/5/43	500	581
CVS Health Corp.	5.125%	7/20/45	2,700	3,100
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,811
Darden Restaurants Inc.	3.850%	5/1/27	750	763
Delphi Corp.	4.150%	3/15/24	575	608
Dollar General Corp.	3.250%	4/15/23	800	810
Dollar General Corp.	4.150%	11/1/25	500	531
Dollar General Corp.	3.875%	4/15/27	150	157
DR Horton Inc.	3.750%	3/1/19	300	304
DR Horton Inc.	4.375%	9/15/22	250	263
DR Horton Inc.	4.750%	2/15/23	300	320
DR Horton Inc.	5.750%	8/15/23	700	785
eBay Inc.	2.200%	8/1/19	1,100	1,099
eBay Inc.	2.150%	6/5/20	375	372
eBay Inc.	3.250%	10/15/20	125	127
eBay Inc.	2.875%	8/1/21	450	453
eBay Inc.	3.800%	3/9/22	500	518
eBay Inc.	2.600%	7/15/22	1,000	991
eBay Inc.	2.750%	1/30/23	425	421
eBay Inc.	3.450%	8/1/24	800	810
eBay Inc.	3.600%	6/5/27	625	619
eBay Inc.	4.000%	7/15/42	400	367
Expedia Inc.	5.950%	8/15/20	1,750	1,883
Expedia Inc.	4.500%	8/15/24	435	454
Expedia Inc.	5.000%	2/15/26	200	214
12 Expedia Inc.	3.800%	2/15/28	600	580
Ford Motor Co.	4.346%	12/8/26	1,100	1,146

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Co.	6.625%	10/1/28	575	700
Ford Motor Co.	6.375%	2/1/29	275	322
Ford Motor Co.	7.450%	7/16/31	2,425	3,146
Ford Motor Co.	4.750%	1/15/43	950	960
Ford Motor Co.	7.400%	11/1/46	300	407
Ford Motor Co.	5.291%	12/8/46	1,000	1,084
Ford Motor Credit Co. LLC	2.943%	1/8/19	900	905
Ford Motor Credit Co. LLC	2.262%	3/28/19	900	898
Ford Motor Credit Co. LLC	2.021%	5/3/19	950	945
Ford Motor Credit Co. LLC	1.897%	8/12/19	400	396
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	750
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,502
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	856
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,416
Ford Motor Credit Co. LLC	2.343%	11/2/20	500	495
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	862
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,523
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,375	1,506
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,862
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	860
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,690
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	811
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	893
Ford Motor Credit Co. LLC	3.810%	1/9/24	700	715
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	505
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	932
Ford Motor Credit Co. LLC	3.815%	11/2/27	800	797
General Motors Co.	4.875%	10/2/23	980	1,057
General Motors Co.	4.000%	4/1/25	325	333
General Motors Co.	5.000%	4/1/35	680	722
General Motors Co.	6.600%	4/1/36	100	122
General Motors Co.	5.150%	4/1/38	300	320
General Motors Co.	6.250%	10/2/43	1,060	1,250
General Motors Co.	5.200%	4/1/45	1,495	1,568
General Motors Co.	6.750%	4/1/46	665	836
General Motors Co.	5.400%	4/1/48	1,000	1,091
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,157
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,000
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,040
General Motors Financial Co. Inc.	2.350%	10/4/19	500	498
General Motors Financial Co. Inc.	3.150%	1/15/20	555	560
General Motors Financial Co. Inc.	2.650%	4/13/20	950	950
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,618
General Motors Financial Co. Inc.	2.450%	11/6/20	1,400	1,388
General Motors Financial Co. Inc.	3.700%	11/24/20	975	999
General Motors Financial Co. Inc.	4.200%	3/1/21	625	649
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,615
General Motors Financial Co. Inc.	4.375%	9/25/21	375	393
General Motors Financial Co. Inc.	3.450%	1/14/22	900	910
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,687
General Motors Financial Co. Inc.	3.150%	6/30/22	300	300
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,020
General Motors Financial Co. Inc.	4.250%	5/15/23	525	547
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,234
General Motors Financial Co. Inc.	3.500%	11/7/24	900	894
General Motors Financial Co. Inc.	4.000%	1/15/25	650	667
General Motors Financial Co. Inc.	5.250%	3/1/26	575	631
General Motors Financial Co. Inc.	4.000%	10/6/26	600	608
General Motors Financial Co. Inc.	4.350%	1/17/27	725	754
Harley-Davidson Inc.	3.500%	7/28/25	400	408
Harley-Davidson Inc.	4.625%	7/28/45	800	867
Harman International Industries Inc.	4.150%	5/15/25	275	286
Home Depot Inc.	2.000%	6/15/19	1,300	1,301
Home Depot Inc.	1.800%	6/5/20	1,000	992

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	2.000%	4/1/21	2,175	2,151
Home Depot Inc.	4.400%	4/1/21	600	636
Home Depot Inc.	2.625%	6/1/22	990	995
Home Depot Inc.	2.700%	4/1/23	600	605
Home Depot Inc.	3.750%	2/15/24	900	949
Home Depot Inc.	3.350%	9/15/25	500	515
Home Depot Inc.	3.000%	4/1/26	1,500	1,501
Home Depot Inc.	2.800%	9/14/27	75	74
Home Depot Inc.	5.875%	12/16/36	2,245	3,046
Home Depot Inc.	5.400%	9/15/40	400	512
Home Depot Inc.	5.950%	4/1/41	775	1,037
Home Depot Inc.	4.200%	4/1/43	1,350	1,480
Home Depot Inc.	4.875%	2/15/44	1,350	1,613
Home Depot Inc.	4.250%	4/1/46	720	803
Home Depot Inc.	3.900%	6/15/47	1,000	1,052
Home Depot Inc.	3.500%	9/15/56	1,100	1,054
Hyatt Hotels Corp.	3.375%	7/15/23	800	816
Hyatt Hotels Corp.	4.850%	3/15/26	100	109
JD.com Inc.	3.125%	4/29/21	200	199
JD.com Inc.	3.875%	4/29/26	400	401
Kohl's Corp.	4.000%	11/1/21	845	869
Kohl's Corp.	4.250%	7/17/25	625	636
Kohl's Corp.	5.550%	7/17/45	350	342
Lear Corp.	5.250%	1/15/25	700	744
Lear Corp.	3.800%	9/15/27	500	498
Lowe's Cos. Inc.	1.150%	4/15/19	100	99
Lowe's Cos. Inc.	4.625%	4/15/20	445	463
Lowe's Cos. Inc.	3.750%	4/15/21	205	213
Lowe's Cos. Inc.	3.800%	11/15/21	250	261
Lowe's Cos. Inc.	3.120%	4/15/22	450	458
Lowe's Cos. Inc.	3.875%	9/15/23	300	316
Lowe's Cos. Inc.	3.125%	9/15/24	300	304
Lowe's Cos. Inc.	3.375%	9/15/25	975	1,002
Lowe's Cos. Inc.	2.500%	4/15/26	900	861
Lowe's Cos. Inc.	3.100%	5/3/27	2,200	2,208
Lowe's Cos. Inc.	4.650%	4/15/42	575	657
Lowe's Cos. Inc.	4.250%	9/15/44	225	245
Lowe's Cos. Inc.	4.375%	9/15/45	625	686
Lowe's Cos. Inc.	3.700%	4/15/46	850	852
Lowe's Cos. Inc.	4.050%	5/3/47	1,400	1,492
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	311
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	151
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	496
Macy's Retail Holdings Inc.	4.375%	9/1/23	950	958
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	351
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	502
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	683
Macy's Retail Holdings Inc.	6.375%	3/15/37	475	484
Magna International Inc.	3.625%	6/15/24	450	464
Magna International Inc.	4.150%	10/1/25	300	319
Marriott International Inc.	3.375%	10/15/20	850	867
Marriott International Inc.	2.875%	3/1/21	500	503
Marriott International Inc.	3.125%	10/15/21	350	354
Marriott International Inc.	2.300%	1/15/22	400	393
Marriott International Inc.	3.750%	3/15/25	525	539
Marriott International Inc.	3.750%	10/1/25	200	206
Marriott International Inc.	3.125%	6/15/26	595	585
Mastercard Inc.	2.000%	4/1/19	250	250
Mastercard Inc.	2.000%	11/21/21	350	345
Mastercard Inc.	3.375%	4/1/24	625	649
Mastercard Inc.	2.950%	11/21/26	510	510
Mastercard Inc.	3.800%	11/21/46	350	371
McDonald's Corp.	1.875%	5/29/19	250	249
McDonald's Corp.	2.750%	12/9/20	725	732

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	2.625%	1/15/22	4,092	4,094
McDonald's Corp.	3.375%	5/26/25	1,780	1,821
McDonald's Corp.	3.700%	1/30/26	1,125	1,173
McDonald's Corp.	3.500%	3/1/27	200	206
McDonald's Corp.	4.700%	12/9/35	575	653
McDonald's Corp.	6.300%	3/1/38	100	133
McDonald's Corp.	5.700%	2/1/39	375	467
McDonald's Corp.	3.700%	2/15/42	1,225	1,196
McDonald's Corp.	3.625%	5/1/43	275	260
McDonald's Corp.	4.600%	5/26/45	1,125	1,242
McDonald's Corp.	4.875%	12/9/45	1,225	1,419
NIKE Inc.	2.250%	5/1/23	50	50
NIKE Inc.	2.375%	11/1/26	2,000	1,901
NIKE Inc.	3.625%	5/1/43	125	125
NIKE Inc.	3.875%	11/1/45	925	966
NIKE Inc.	3.375%	11/1/46	250	240
Nordstrom Inc.	4.750%	5/1/20	400	417
Nordstrom Inc.	4.000%	10/15/21	585	602
Nordstrom Inc.	4.000%	3/15/27	400	396
Nordstrom Inc.	6.950%	3/15/28	200	226
Nordstrom Inc.	5.000%	1/15/44	672	643
NVR Inc.	3.950%	9/15/22	450	471
O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
O'Reilly Automotive Inc.	4.625%	9/15/21	400	425
O'Reilly Automotive Inc.	3.800%	9/1/22	255	266
O'Reilly Automotive Inc.	3.850%	6/15/23	300	314
O'Reilly Automotive Inc.	3.550%	3/15/26	200	201
O'Reilly Automotive Inc.	3.600%	9/1/27	700	701
PACCAR Financial Corp.	1.300%	5/10/19	650	643
PACCAR Financial Corp.	2.200%	9/15/19	150	150
PACCAR Financial Corp.	2.500%	8/14/20	225	226
PACCAR Financial Corp.	2.050%	11/13/20	400	396
PACCAR Financial Corp.	2.250%	2/25/21	200	199
PACCAR Financial Corp.	2.300%	8/10/22	250	246
Priceline Group Inc.	2.750%	3/15/23	400	394
Priceline Group Inc.	3.650%	3/15/25	100	101
Priceline Group Inc.	3.600%	6/1/26	1,300	1,305
Priceline Group Inc.	3.550%	3/15/28	450	445
QVC Inc.	3.125%	4/1/19	625	628
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	77
QVC Inc.	4.850%	4/1/24	725	759
QVC Inc.	4.450%	2/15/25	300	307
QVC Inc.	5.950%	3/15/43	325	324
Ralph Lauren Corp.	2.625%	8/18/20	225	226
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	175
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	521
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	692
Starbucks Corp.	2.200%	11/22/20	275	275
Starbucks Corp.	2.100%	2/4/21	350	347
Starbucks Corp.	2.700%	6/15/22	725	730
Starbucks Corp.	3.850%	10/1/23	800	848
Starbucks Corp.	2.450%	6/15/26	400	383
Starbucks Corp.	4.300%	6/15/45	175	193
Starbucks Corp.	3.750%	12/1/47	400	406
Tapestry Inc.	3.000%	7/15/22	450	446
Tapestry Inc.	4.250%	4/1/25	450	460
Tapestry Inc.	4.125%	7/15/27	450	450
Target Corp.	2.300%	6/26/19	1,550	1,554
Target Corp.	3.875%	7/15/20	145	151
Target Corp.	2.900%	1/15/22	900	913
Target Corp.	3.500%	7/1/24	1,325	1,379
Target Corp.	2.500%	4/15/26	50	48
Target Corp.	6.350%	11/1/32	363	467

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	6.500%	10/15/37	450	615
Target Corp.	7.000%	1/15/38	300	436
Target Corp.	4.000%	7/1/42	1,150	1,180
Target Corp.	3.625%	4/15/46	800	777
Target Corp.	3.900%	11/15/47	1,000	1,013
TJX Cos. Inc.	2.750%	6/15/21	400	405
TJX Cos. Inc.	2.500%	5/15/23	700	687
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,313
Toyota Motor Credit Corp.	1.700%	1/9/19	800	797
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,001
Toyota Motor Credit Corp.	1.700%	2/19/19	975	972
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,485
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,000
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,248
Toyota Motor Credit Corp.	1.950%	4/17/20	550	546
Toyota Motor Credit Corp.	4.250%	1/11/21	300	316
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	984
Toyota Motor Credit Corp.	2.750%	5/17/21	500	505
Toyota Motor Credit Corp.	3.400%	9/15/21	305	315
Toyota Motor Credit Corp.	2.600%	1/11/22	700	702
Toyota Motor Credit Corp.	3.300%	1/12/22	950	978
Toyota Motor Credit Corp.	2.800%	7/13/22	700	707
Toyota Motor Credit Corp.	2.150%	9/8/22	650	639
Toyota Motor Credit Corp.	2.625%	1/10/23	550	550
Toyota Motor Credit Corp.	2.250%	10/18/23	400	391
Toyota Motor Credit Corp.	2.900%	4/17/24	400	404
Toyota Motor Credit Corp.	3.200%	1/11/27	750	760
VF Corp.	3.500%	9/1/21	405	417
VF Corp.	6.450%	11/1/37	300	392
Visa Inc.	2.200%	12/14/20	2,200	2,199
Visa Inc.	2.150%	9/15/22	500	492
Visa Inc.	2.800%	12/14/22	1,500	1,520
Visa Inc.	3.150%	12/14/25	3,225	3,293
Visa Inc.	2.750%	9/15/27	875	863
Visa Inc.	4.150%	12/14/35	1,150	1,276
Visa Inc.	4.300%	12/14/45	2,750	3,128
Visa Inc.	3.650%	9/15/47	700	715
Wal-Mart Stores Inc.	1.750%	10/9/19	2,514	2,505
Wal-Mart Stores Inc.	3.250%	10/25/20	1,635	1,685
Wal-Mart Stores Inc.	1.900%	12/15/20	1,365	1,356
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,291
Wal-Mart Stores Inc.	2.350%	12/15/22	2,125	2,114
Wal-Mart Stores Inc.	2.550%	4/11/23	575	577
Wal-Mart Stores Inc.	3.300%	4/22/24	225	233
Wal-Mart Stores Inc.	2.650%	12/15/24	875	874
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,938
Wal-Mart Stores Inc.	7.550%	2/15/30	800	1,154
Wal-Mart Stores Inc.	5.250%	9/1/35	1,930	2,435
Wal-Mart Stores Inc.	6.200%	4/15/38	1,550	2,187
Wal-Mart Stores Inc.	5.000%	10/25/40	515	646
Wal-Mart Stores Inc.	5.625%	4/15/41	1,035	1,409
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,231
Wal-Mart Stores Inc.	4.750%	10/2/43	425	523
Wal-Mart Stores Inc.	4.300%	4/22/44	950	1,108
Wal-Mart Stores Inc.	3.625%	12/15/47	800	839
Walgreen Co.	5.250%	1/15/19	231	237
Walgreen Co.	3.100%	9/15/22	800	803
Walgreen Co.	4.400%	9/15/42	300	303
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	604
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,900	1,931
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,558
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,459
Walgreens Boots Alliance Inc.	4.500%	11/18/34	600	627
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,055	1,131

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walgreens Boots Alliance Inc.	4.650%	6/1/46	825	869
Western Union Co.	3.600%	3/15/22	1,100	1,128
Western Union Co.	6.200%	11/17/36	425	458
Western Union Co.	6.200%	6/21/40	110	117
Wyndham Worldwide Corp.	4.250%	3/1/22	500	509
Wyndham Worldwide Corp.	3.900%	3/1/23	175	173
Wyndham Worldwide Corp.	5.100%	10/1/25	250	263
Wyndham Worldwide Corp.	4.500%	4/1/27	300	305
Consumer Noncyclical (1.7%)
Abbott Laboratories	5.125%	4/1/19	646	669
Abbott Laboratories	2.350%	11/22/19	2,500	2,504
Abbott Laboratories	2.000%	3/15/20	750	744
Abbott Laboratories	2.800%	9/15/20	355	356
Abbott Laboratories	2.900%	11/30/21	2,500	2,526
Abbott Laboratories	2.550%	3/15/22	3,175	3,143
Abbott Laboratories	3.250%	4/15/23	700	708
Abbott Laboratories	3.400%	11/30/23	1,650	1,679
Abbott Laboratories	2.950%	3/15/25	100	98
Abbott Laboratories	3.750%	11/30/26	2,200	2,260
Abbott Laboratories	4.750%	11/30/36	1,275	1,433
Abbott Laboratories	6.150%	11/30/37	425	536
Abbott Laboratories	6.000%	4/1/39	200	251
Abbott Laboratories	5.300%	5/27/40	310	359
Abbott Laboratories	4.750%	4/15/43	550	611
Abbott Laboratories	4.900%	11/30/46	3,100	3,538
AbbVie Inc.	2.500%	5/14/20	2,375	2,380
AbbVie Inc.	2.300%	5/14/21	625	620
AbbVie Inc.	2.900%	11/6/22	2,450	2,457
AbbVie Inc.	3.200%	11/6/22	1,075	1,092
AbbVie Inc.	2.850%	5/14/23	775	773
AbbVie Inc.	3.600%	5/14/25	3,170	3,258
AbbVie Inc.	3.200%	5/14/26	1,500	1,495
AbbVie Inc.	4.500%	5/14/35	1,495	1,642
AbbVie Inc.	4.300%	5/14/36	750	803
AbbVie Inc.	4.400%	11/6/42	2,114	2,266
AbbVie Inc.	4.700%	5/14/45	3,182	3,548
AbbVie Inc.	4.450%	5/14/46	1,250	1,351
Actavis Inc.	3.250%	10/1/22	1,950	1,953
Actavis Inc.	4.625%	10/1/42	180	185
Agilent Technologies Inc.	5.000%	7/15/20	200	212
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,007
Agilent Technologies Inc.	3.875%	7/15/23	400	415
Agilent Technologies Inc.	3.050%	9/22/26	450	434
AHS Hospital Corp.	5.024%	7/1/45	325	392
Allergan Funding SCS	2.450%	6/15/19	325	325
Allergan Funding SCS	3.000%	3/12/20	2,762	2,783
Allergan Funding SCS	3.450%	3/15/22	1,957	1,986
Allergan Funding SCS	3.850%	6/15/24	750	767
Allergan Funding SCS	3.800%	3/15/25	3,757	3,810
Allergan Funding SCS	4.550%	3/15/35	1,925	2,028
Allergan Funding SCS	4.850%	6/15/44	1,665	1,785
Allergan Funding SCS	4.750%	3/15/45	935	994
Allergan Inc.	2.800%	3/15/23	225	221
Altria Group Inc.	9.250%	8/6/19	613	680
Altria Group Inc.	2.625%	1/14/20	950	956
Altria Group Inc.	4.750%	5/5/21	950	1,018
Altria Group Inc.	2.850%	8/9/22	2,300	2,312
Altria Group Inc.	2.950%	5/2/23	200	201
Altria Group Inc.	4.000%	1/31/24	1,300	1,379
Altria Group Inc.	2.625%	9/16/26	350	338
Altria Group Inc.	4.250%	8/9/42	635	662
Altria Group Inc.	4.500%	5/2/43	650	702
Altria Group Inc.	5.375%	1/31/44	1,325	1,612

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	3.875%	9/16/46	1,225	1,213
AmerisourceBergen Corp.	3.500%	11/15/21	850	869
AmerisourceBergen Corp.	3.400%	5/15/24	300	305
AmerisourceBergen Corp.	3.250%	3/1/25	325	328
AmerisourceBergen Corp.	3.450%	12/15/27	525	521
AmerisourceBergen Corp.	4.250%	3/1/45	400	398
AmerisourceBergen Corp.	4.300%	12/15/47	650	657
Amgen Inc.	5.700%	2/1/19	780	808
Amgen Inc.	1.900%	5/10/19	1,250	1,247
Amgen Inc.	2.200%	5/22/19	1,600	1,601
Amgen Inc.	2.125%	5/1/20	495	492
Amgen Inc.	2.200%	5/11/20	825	822
Amgen Inc.	3.450%	10/1/20	275	282
Amgen Inc.	4.100%	6/15/21	1,360	1,422
Amgen Inc.	1.850%	8/19/21	500	488
Amgen Inc.	3.875%	11/15/21	1,365	1,426
Amgen Inc.	2.700%	5/1/22	225	225
Amgen Inc.	2.650%	5/11/22	725	723
Amgen Inc.	3.625%	5/15/22	625	646
Amgen Inc.	2.250%	8/19/23	800	775
Amgen Inc.	3.625%	5/22/24	1,000	1,041
Amgen Inc.	2.600%	8/19/26	900	862
Amgen Inc.	3.200%	11/2/27	675	676
Amgen Inc.	4.950%	10/1/41	100	116
Amgen Inc.	4.400%	5/1/45	2,100	2,281
Amgen Inc.	4.563%	6/15/48	2,021	2,242
Amgen Inc.	4.663%	6/15/51	4,214	4,715
Anheuser-Busch Cos. LLC	5.000%	3/1/19	225	232
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,500	3,493
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,800
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	5,885	5,914
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	497
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,520	4,621
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	418
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,775	9,051
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,770	5,352
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,012
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	746
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,840	10,234
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,190
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	786
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	1,943
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,401
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,654
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,834
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,166
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,912
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,705
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,662	1,814
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	670
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	955
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	347
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	390
Archer-Daniels-Midland Co.	4.016%	4/16/43	400	420
Archer-Daniels-Midland Co.	3.750%	9/15/47	400	405
Ascension Health	3.945%	11/15/46	650	682
7 Ascension Health	4.847%	11/15/53	250	293
AstraZeneca plc	1.950%	9/18/19	625	621
AstraZeneca plc	2.375%	11/16/20	1,400	1,397
AstraZeneca plc	2.375%	6/12/22	900	884
AstraZeneca plc	3.375%	11/16/25	1,625	1,649
AstraZeneca plc	3.125%	6/12/27	775	767
AstraZeneca plc	6.450%	9/15/37	1,705	2,303
AstraZeneca plc	4.000%	9/18/42	150	152

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AstraZeneca plc	4.375%	11/16/45	1,175	1,277
12 BAT Capital Corp.	2.297%	8/14/20	1,725	1,715
12 BAT Capital Corp.	2.764%	8/15/22	1,725	1,715
12 BAT Capital Corp.	3.222%	8/15/24	1,925	1,925
12 BAT Capital Corp.	3.557%	8/15/27	2,750	2,753
12 BAT Capital Corp.	4.390%	8/15/37	2,250	2,357
12 BAT Capital Corp.	4.540%	8/15/47	2,000	2,105
Baxalta Inc.	2.875%	6/23/20	675	679
Baxalta Inc.	3.600%	6/23/22	325	332
Baxalta Inc.	4.000%	6/23/25	1,400	1,446
Baxalta Inc.	5.250%	6/23/45	815	946
Baxter International Inc.	1.700%	8/15/21	400	388
Baxter International Inc.	2.600%	8/15/26	400	381
Baxter International Inc.	3.500%	8/15/46	375	345
Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	325	346
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	51
Becton Dickinson & Co.	2.133%	6/6/19	600	599
Becton Dickinson & Co.	2.675%	12/15/19	876	880
Becton Dickinson & Co.	2.404%	6/5/20	800	795
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,527
Becton Dickinson & Co.	3.125%	11/8/21	440	442
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,467
Becton Dickinson & Co.	3.300%	3/1/23	225	226
Becton Dickinson & Co.	3.363%	6/6/24	1,000	1,003
Becton Dickinson & Co.	3.734%	12/15/24	1,061	1,085
Becton Dickinson & Co.	3.700%	6/6/27	2,025	2,040
Becton Dickinson & Co.	5.000%	11/12/40	50	55
Becton Dickinson & Co.	4.875%	5/15/44	175	187
Becton Dickinson & Co.	4.685%	12/15/44	1,175	1,280
Becton Dickinson & Co.	4.669%	6/6/47	875	942
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	344
Biogen Inc.	2.900%	9/15/20	1,460	1,480
Biogen Inc.	3.625%	9/15/22	1,125	1,163
Biogen Inc.	4.050%	9/15/25	1,225	1,297
Biogen Inc.	5.200%	9/15/45	1,745	2,069
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	212
Boston Scientific Corp.	6.000%	1/15/20	575	613
Boston Scientific Corp.	3.375%	5/15/22	200	203
Boston Scientific Corp.	4.125%	10/1/23	125	131
Boston Scientific Corp.	3.850%	5/15/25	300	308
Boston Scientific Corp.	7.000%	11/15/35	325	419
Boston Scientific Corp.	7.375%	1/15/40	225	310
Bristol-Myers Squibb Co.	1.600%	2/27/19	500	498
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,173
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	129
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	446
Bristol-Myers Squibb Co.	4.500%	3/1/44	405	465
Brown-Forman Corp.	4.500%	7/15/45	395	444
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	839
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	247
Bunge Ltd. Finance Corp.	3.250%	8/15/26	500	477
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	489
Campbell Soup Co.	3.300%	3/19/25	700	698
Campbell Soup Co.	3.800%	8/2/42	200	192
Cardinal Health Inc.	1.948%	6/14/19	600	596
Cardinal Health Inc.	4.625%	12/15/20	590	620
Cardinal Health Inc.	2.616%	6/15/22	600	591
Cardinal Health Inc.	3.200%	3/15/23	325	325
Cardinal Health Inc.	3.079%	6/15/24	400	394
Cardinal Health Inc.	3.750%	9/15/25	225	229
Cardinal Health Inc.	3.410%	6/15/27	885	866
Cardinal Health Inc.	4.600%	3/15/43	175	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	4.500%	11/15/44	225	229
Cardinal Health Inc.	4.900%	9/15/45	450	482
Cardinal Health Inc.	4.368%	6/15/47	450	445
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	198
7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	627
Celgene Corp.	2.250%	5/15/19	450	449
Celgene Corp.	2.875%	8/15/20	1,150	1,161
Celgene Corp.	3.950%	10/15/20	800	829
Celgene Corp.	3.250%	8/15/22	500	507
Celgene Corp.	3.550%	8/15/22	625	642
Celgene Corp.	2.750%	2/15/23	575	569
Celgene Corp.	4.000%	8/15/23	450	470
Celgene Corp.	3.625%	5/15/24	650	668
Celgene Corp.	3.875%	8/15/25	1,900	1,965
Celgene Corp.	3.450%	11/15/27	395	396
Celgene Corp.	5.700%	10/15/40	75	88
Celgene Corp.	5.250%	8/15/43	850	981
Celgene Corp.	4.625%	5/15/44	650	692
Celgene Corp.	5.000%	8/15/45	1,325	1,499
Celgene Corp.	4.350%	11/15/47	1,000	1,039
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	163
Church & Dwight Co. Inc.	2.450%	12/15/19	400	399
Church & Dwight Co. Inc.	2.450%	8/1/22	100	99
Church & Dwight Co. Inc.	3.150%	8/1/27	325	320
Church & Dwight Co. Inc.	3.950%	8/1/47	325	325
City of Hope	5.623%	11/15/43	250	315
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	364
Clorox Co.	3.800%	11/15/21	2,375	2,473
Clorox Co.	3.500%	12/15/24	600	617
Clorox Co.	3.100%	10/1/27	150	150
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	355
Coca-Cola Co.	1.375%	5/30/19	400	397
Coca-Cola Co.	1.875%	10/27/20	750	745
Coca-Cola Co.	2.450%	11/1/20	800	805
Coca-Cola Co.	3.150%	11/15/20	1,052	1,080
Coca-Cola Co.	1.550%	9/1/21	800	781
Coca-Cola Co.	3.300%	9/1/21	1,210	1,248
Coca-Cola Co.	2.200%	5/25/22	400	396
Coca-Cola Co.	3.200%	11/1/23	1,650	1,709
Coca-Cola Co.	2.875%	10/27/25	1,225	1,230
Coca-Cola Co.	2.550%	6/1/26	325	317
Coca-Cola Co.	2.250%	9/1/26	1,000	949
Coca-Cola Co.	2.900%	5/25/27	400	401
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	616
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	211
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	391
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,246
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	767
Colgate-Palmolive Co.	1.750%	3/15/19	1,000	997
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,522
Colgate-Palmolive Co.	1.950%	2/1/23	500	486
Colgate-Palmolive Co.	2.100%	5/1/23	275	269
Colgate-Palmolive Co.	3.250%	3/15/24	375	386
Colgate-Palmolive Co.	4.000%	8/15/45	450	483
Colgate-Palmolive Co.	3.700%	8/1/47	350	357
Conagra Brands Inc.	3.250%	9/15/22	750	758
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,145
Conagra Brands Inc.	7.000%	10/1/28	100	125
Constellation Brands Inc.	2.000%	11/7/19	400	398
Constellation Brands Inc.	3.875%	11/15/19	650	668
Constellation Brands Inc.	2.250%	11/6/20	400	396
Constellation Brands Inc.	3.750%	5/1/21	350	362
Constellation Brands Inc.	6.000%	5/1/22	425	477
Constellation Brands Inc.	2.700%	5/9/22	250	249

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Constellation Brands Inc.	2.650%	11/7/22	400	395
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,059
Constellation Brands Inc.	4.750%	11/15/24	375	411
Constellation Brands Inc.	4.750%	12/1/25	500	550
Constellation Brands Inc.	3.700%	12/6/26	550	565
Constellation Brands Inc.	3.500%	5/9/27	450	458
Constellation Brands Inc.	4.500%	5/9/47	375	408
Covidien International Finance SA	4.200%	6/15/20	400	418
Covidien International Finance SA	3.200%	6/15/22	1,500	1,525
CR Bard Inc.	4.400%	1/15/21	90	94
CR Bard Inc.	3.000%	5/15/26	325	320
Danaher Corp.	2.400%	9/15/20	400	401
Danaher Corp.	3.350%	9/15/25	500	517
Danaher Corp.	4.375%	9/15/45	375	416
Delhaize America LLC	9.000%	4/15/31	475	679
Diageo Capital plc	4.828%	7/15/20	500	530
Diageo Capital plc	2.625%	4/29/23	2,000	1,996
Diageo Capital plc	5.875%	9/30/36	250	330
Diageo Investment Corp.	2.875%	5/11/22	875	885
Diageo Investment Corp.	4.250%	5/11/42	650	708
Dignity Health California GO	2.637%	11/1/19	200	200
Dignity Health California GO	3.125%	11/1/22	150	151
Dignity Health California GO	3.812%	11/1/24	100	103
Dignity Health California GO	4.500%	11/1/42	550	542
Dignity Health California GO	5.267%	11/1/64	225	239
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	496
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	350	354
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	252
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	260
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	300	300
12 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	175	175
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	41	59
12 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	425	456
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	275	290
Duke University Health System Inc.	3.920%	6/1/47	450	469
Eli Lilly & Co.	1.950%	3/15/19	750	750
Eli Lilly & Co.	2.350%	5/15/22	200	199
Eli Lilly & Co.	2.750%	6/1/25	525	527
Eli Lilly & Co.	3.100%	5/15/27	575	583
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,243
Eli Lilly & Co.	3.950%	5/15/47	625	670
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	695
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	391
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	403
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	194
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	420
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	735
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,498
Express Scripts Holding Co.	3.300%	2/25/21	175	178
Express Scripts Holding Co.	4.750%	11/15/21	975	1,040
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,252
Express Scripts Holding Co.	3.050%	11/30/22	1,500	1,500
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,369
Express Scripts Holding Co.	4.500%	2/25/26	1,155	1,226
Express Scripts Holding Co.	3.400%	3/1/27	1,100	1,076
Express Scripts Holding Co.	6.125%	11/15/41	334	409
Express Scripts Holding Co.	4.800%	7/15/46	2,150	2,284
Flowers Foods Inc.	4.375%	4/1/22	350	371
Flowers Foods Inc.	3.500%	10/1/26	250	244
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	340
Genentech Inc.	5.250%	7/15/35	200	241
General Mills Inc.	5.650%	2/15/19	1,650	1,712
General Mills Inc.	2.200%	10/21/19	200	200
General Mills Inc.	3.150%	12/15/21	775	790

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Mills Inc.	2.600%	10/12/22	450	447
General Mills Inc.	3.650%	2/15/24	325	341
General Mills Inc.	3.200%	2/10/27	375	372
General Mills Inc.	5.400%	6/15/40	345	411
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,400
Gilead Sciences Inc.	2.350%	2/1/20	600	602
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,135
Gilead Sciences Inc.	4.500%	4/1/21	775	823
Gilead Sciences Inc.	4.400%	12/1/21	3,002	3,198
Gilead Sciences Inc.	3.250%	9/1/22	625	641
Gilead Sciences Inc.	2.500%	9/1/23	500	493
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,566
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,180
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,364
Gilead Sciences Inc.	4.600%	9/1/35	500	561
Gilead Sciences Inc.	5.650%	12/1/41	600	762
Gilead Sciences Inc.	4.800%	4/1/44	1,900	2,202
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,136
Gilead Sciences Inc.	4.750%	3/1/46	1,700	1,954
Gilead Sciences Inc.	4.150%	3/1/47	1,925	2,042
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	76
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	364
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,170	3,060
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	332
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	202
Hackensack Meridian Health	4.500%	7/1/57	225	251
Hasbro Inc.	3.150%	5/15/21	200	201
Hasbro Inc.	6.350%	3/15/40	400	480
Hasbro Inc.	5.100%	5/15/44	300	314
Hershey Co.	4.125%	12/1/20	215	225
Hershey Co.	2.625%	5/1/23	250	251
Hershey Co.	3.200%	8/21/25	170	171
Hershey Co.	2.300%	8/15/26	325	305
Hillshire Brands Co.	4.100%	9/15/20	175	181
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	3.200%	10/1/26	400	392
JM Smucker Co.	2.200%	12/6/19	400	399
JM Smucker Co.	2.500%	3/15/20	325	325
JM Smucker Co.	3.500%	10/15/21	735	756
JM Smucker Co.	3.000%	3/15/22	250	251
JM Smucker Co.	3.500%	3/15/25	700	715
JM Smucker Co.	3.375%	12/15/27	500	500
JM Smucker Co.	4.250%	3/15/35	400	421
JM Smucker Co.	4.375%	3/15/45	650	690
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	359
Johnson & Johnson	1.125%	3/1/19	500	495
Johnson & Johnson	1.875%	12/5/19	300	299
Johnson & Johnson	2.950%	9/1/20	400	409
Johnson & Johnson	1.650%	3/1/21	750	738
Johnson & Johnson	2.450%	12/5/21	200	202
Johnson & Johnson	2.250%	3/3/22	1,325	1,321
Johnson & Johnson	2.050%	3/1/23	350	343
Johnson & Johnson	6.730%	11/15/23	245	297
Johnson & Johnson	3.375%	12/5/23	650	679
Johnson & Johnson	2.625%	1/15/25	600	593
Johnson & Johnson	2.450%	3/1/26	1,225	1,192
Johnson & Johnson	2.950%	3/3/27	775	780
Johnson & Johnson	2.900%	1/15/28	800	802
Johnson & Johnson	6.950%	9/1/29	975	1,326
Johnson & Johnson	4.950%	5/15/33	550	674
Johnson & Johnson	4.375%	12/5/33	700	798
Johnson & Johnson	3.550%	3/1/36	350	365
Johnson & Johnson	3.625%	3/3/37	1,250	1,316
Johnson & Johnson	5.950%	8/15/37	645	882

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson & Johnson	3.400%	1/15/38	800	817
Johnson & Johnson	5.850%	7/15/38	325	441
Johnson & Johnson	4.500%	9/1/40	419	484
Johnson & Johnson	4.500%	12/5/43	550	645
Johnson & Johnson	3.700%	3/1/46	1,400	1,464
Johnson & Johnson	3.750%	3/3/47	800	852
Johnson & Johnson	3.500%	1/15/48	900	920
Kaiser Foundation Hospitals	3.500%	4/1/22	100	103
Kaiser Foundation Hospitals	3.150%	5/1/27	450	450
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,094
Kaiser Foundation Hospitals	4.150%	5/1/47	625	677
Kellogg Co.	4.150%	11/15/19	250	258
Kellogg Co.	4.000%	12/15/20	570	595
Kellogg Co.	2.650%	12/1/23	250	246
Kellogg Co.	3.250%	4/1/26	950	945
Kellogg Co.	3.400%	11/15/27	950	945
Kellogg Co.	7.450%	4/1/31	200	267
Kellogg Co.	4.500%	4/1/46	750	795
Kimberly-Clark Corp.	1.400%	2/15/19	400	397
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,094
Kimberly-Clark Corp.	3.625%	8/1/20	250	257
Kimberly-Clark Corp.	3.875%	3/1/21	560	585
Kimberly-Clark Corp.	2.400%	6/1/23	150	148
Kimberly-Clark Corp.	3.050%	8/15/25	100	100
Kimberly-Clark Corp.	2.750%	2/15/26	250	246
Kimberly-Clark Corp.	5.300%	3/1/41	825	1,040
Kimberly-Clark Corp.	3.700%	6/1/43	175	174
Kimberly-Clark Corp.	3.200%	7/30/46	400	373
Koninklijke Philips NV	3.750%	3/15/22	825	858
Koninklijke Philips NV	6.875%	3/11/38	300	414
Koninklijke Philips NV	5.000%	3/15/42	435	507
Kraft Foods Group Inc.	5.375%	2/10/20	78	83
Kraft Foods Group Inc.	6.875%	1/26/39	825	1,081
Kraft Foods Group Inc.	6.500%	2/9/40	600	761
Kraft Foods Group Inc.	5.000%	6/4/42	1,780	1,910
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,513
Kraft Heinz Foods Co.	3.500%	7/15/22	250	256
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,091
Kraft Heinz Foods Co.	3.000%	6/1/26	1,250	1,203
Kraft Heinz Foods Co.	5.000%	7/15/35	650	709
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,406
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,551
Kroger Co.	4.450%	2/1/47	1,650	1,649
Kroger Co.	4.650%	1/15/48	200	205
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	251
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	382
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	233
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	500
Laboratory Corp. of America Holdings	3.600%	2/1/25	775	788
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	450
Laboratory Corp. of America Holdings	4.700%	2/1/45	600	652
Life Technologies Corp.	6.000%	3/1/20	485	518
Life Technologies Corp.	5.000%	1/15/21	375	397
Mattel Inc.	3.150%	3/15/23	25	22
7 Mayo Clinic	3.774%	11/15/43	625	633
7 Mayo Clinic	4.000%	11/15/47	150	155
7 Mayo Clinic	4.128%	11/15/52	125	132
McCormick & Co. Inc.	3.900%	7/15/21	100	104
McCormick & Co. Inc.	3.400%	8/15/27	575	583
McKesson Corp.	7.500%	2/15/19	740	782
McKesson Corp.	2.284%	3/15/19	700	700
McKesson Corp.	4.750%	3/1/21	485	514
McKesson Corp.	2.700%	12/15/22	2,520	2,489
McKesson Corp.	3.796%	3/15/24	100	104

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McKesson Corp.	6.000%	3/1/41	1,025	1,252
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	654
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	507
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	506
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	494
Mead Johnson Nutrition Co.	4.600%	6/1/44	325	361
Medco Health Solutions Inc.	4.125%	9/15/20	410	425
Medtronic Global Holdings SCA	3.350%	4/1/27	675	690
Medtronic Inc.	2.500%	3/15/20	2,031	2,042
Medtronic Inc.	4.125%	3/15/21	410	430
Medtronic Inc.	3.125%	3/15/22	2,475	2,529
Medtronic Inc.	3.150%	3/15/22	1,725	1,767
Medtronic Inc.	3.625%	3/15/24	1,650	1,725
Medtronic Inc.	3.500%	3/15/25	3,100	3,221
Medtronic Inc.	4.375%	3/15/35	1,592	1,792
Medtronic Inc.	5.550%	3/15/40	275	348
Medtronic Inc.	4.500%	3/15/42	1,413	1,580
Medtronic Inc.	4.625%	3/15/44	293	336
Medtronic Inc.	4.625%	3/15/45	3,850	4,469
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	120
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	476
Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	150	162
Merck & Co. Inc.	1.850%	2/10/20	1,150	1,143
Merck & Co. Inc.	3.875%	1/15/21	625	652
Merck & Co. Inc.	2.350%	2/10/22	100	100
Merck & Co. Inc.	2.400%	9/15/22	600	598
Merck & Co. Inc.	2.800%	5/18/23	3,325	3,347
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,239
Merck & Co. Inc.	3.600%	9/15/42	375	382
Merck & Co. Inc.	4.150%	5/18/43	805	892
Merck & Co. Inc.	3.700%	2/10/45	2,795	2,900
Molson Coors Brewing Co.	1.900%	3/15/19	525	523
Molson Coors Brewing Co.	1.450%	7/15/19	275	271
Molson Coors Brewing Co.	2.250%	3/15/20	525	522
Molson Coors Brewing Co.	2.100%	7/15/21	775	759
Molson Coors Brewing Co.	3.500%	5/1/22	75	77
Molson Coors Brewing Co.	3.000%	7/15/26	1,400	1,370
Molson Coors Brewing Co.	5.000%	5/1/42	700	797
Molson Coors Brewing Co.	4.200%	7/15/46	1,910	1,947
Mondelez International Inc.	6.500%	2/9/40	580	754
7 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	202
Mylan Inc.	2.550%	3/28/19	511	510
Mylan Inc.	4.200%	11/29/23	925	959
Mylan Inc.	5.400%	11/29/43	500	541
Mylan NV	2.500%	6/7/19	450	445
Mylan NV	3.150%	6/15/21	975	979
Mylan NV	3.950%	6/15/26	1,500	1,513
Mylan NV	5.250%	6/15/46	725	783
New York & Presbyterian Hospital	4.024%	8/1/45	480	508
New York & Presbyterian Hospital	4.063%	8/1/56	325	338
Newell Brands Inc.	2.875%	12/1/19	225	227
Newell Brands Inc.	3.150%	4/1/21	735	743
Newell Brands Inc.	3.850%	4/1/23	1,135	1,174
Newell Brands Inc.	4.000%	12/1/24	400	416
Newell Brands Inc.	3.900%	11/1/25	350	359
Newell Brands Inc.	4.200%	4/1/26	1,500	1,564
Newell Brands Inc.	5.375%	4/1/36	925	1,080
Newell Brands Inc.	5.500%	4/1/46	1,700	2,037
Northwell Healthcare Inc.	3.979%	11/1/46	600	585
Northwell Healthcare Inc.	4.260%	11/1/47	850	871
Novartis Capital Corp.	1.800%	2/14/20	1,500	1,486
Novartis Capital Corp.	4.400%	4/24/20	725	761
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,494
Novartis Capital Corp.	2.400%	9/21/22	1,000	993

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,040
Novartis Capital Corp.	3.000%	11/20/25	900	907
Novartis Capital Corp.	3.100%	5/17/27	1,400	1,422
Novartis Capital Corp.	4.400%	5/6/44	1,250	1,435
Novartis Capital Corp.	4.000%	11/20/45	1,550	1,683
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,358
NYU Hospitals Center	4.784%	7/1/44	325	374
7 NYU Hospitals Center	4.368%	7/1/47	425	457
Partners Healthcare System Inc.	4.117%	7/1/55	225	234
PepsiCo Inc.	2.250%	1/7/19	675	677
PepsiCo Inc.	1.550%	5/2/19	1,000	994
PepsiCo Inc.	1.350%	10/4/19	300	296
PepsiCo Inc.	1.850%	4/30/20	1,475	1,461
PepsiCo Inc.	2.150%	10/14/20	1,075	1,073
PepsiCo Inc.	3.125%	11/1/20	30	31
PepsiCo Inc.	2.000%	4/15/21	100	99
PepsiCo Inc.	3.000%	8/25/21	1,070	1,092
PepsiCo Inc.	1.700%	10/6/21	300	292
PepsiCo Inc.	2.750%	3/5/22	3,650	3,694
PepsiCo Inc.	2.250%	5/2/22	275	272
PepsiCo Inc.	3.600%	3/1/24	600	630
PepsiCo Inc.	2.750%	4/30/25	1,725	1,726
PepsiCo Inc.	3.500%	7/17/25	1,425	1,481
PepsiCo Inc.	2.375%	10/6/26	450	427
PepsiCo Inc.	3.000%	10/15/27	1,800	1,793
PepsiCo Inc.	5.500%	1/15/40	500	640
PepsiCo Inc.	4.875%	11/1/40	165	198
PepsiCo Inc.	4.000%	3/5/42	741	778
PepsiCo Inc.	3.600%	8/13/42	725	713
PepsiCo Inc.	4.250%	10/22/44	525	576
PepsiCo Inc.	4.600%	7/17/45	785	909
PepsiCo Inc.	4.450%	4/14/46	1,075	1,217
PepsiCo Inc.	3.450%	10/6/46	650	631
PepsiCo Inc.	4.000%	5/2/47	900	944
PerkinElmer Inc.	5.000%	11/15/21	1,715	1,846
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	825
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	606
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	385
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	1,154
Pfizer Inc.	2.100%	5/15/19	750	751
Pfizer Inc.	1.450%	6/3/19	1,725	1,713
Pfizer Inc.	1.700%	12/15/19	1,000	995
Pfizer Inc.	1.950%	6/3/21	900	890
Pfizer Inc.	2.200%	12/15/21	325	323
Pfizer Inc.	3.000%	6/15/23	450	459
Pfizer Inc.	3.400%	5/15/24	200	208
Pfizer Inc.	2.750%	6/3/26	800	788
Pfizer Inc.	3.000%	12/15/26	2,350	2,366
Pfizer Inc.	4.000%	12/15/36	950	1,044
Pfizer Inc.	7.200%	3/15/39	410	629
Pfizer Inc.	4.300%	6/15/43	1,500	1,668
Pfizer Inc.	4.400%	5/15/44	800	918
Pfizer Inc.	4.125%	12/15/46	1,725	1,916
Philip Morris International Inc.	1.875%	1/15/19	550	549
Philip Morris International Inc.	1.625%	2/21/19	525	522
Philip Morris International Inc.	1.375%	2/25/19	360	357
Philip Morris International Inc.	2.000%	2/21/20	725	720
Philip Morris International Inc.	1.875%	2/25/21	475	466
Philip Morris International Inc.	4.125%	5/17/21	195	205
Philip Morris International Inc.	2.375%	8/17/22	550	542
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,582
Philip Morris International Inc.	2.625%	3/6/23	550	544
Philip Morris International Inc.	2.125%	5/10/23	450	434
Philip Morris International Inc.	3.250%	11/10/24	875	890

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philip Morris International Inc.	3.375%	8/11/25	675	690
Philip Morris International Inc.	2.750%	2/25/26	2,705	2,646
Philip Morris International Inc.	3.125%	3/2/28	400	397
Philip Morris International Inc.	6.375%	5/16/38	475	641
Philip Morris International Inc.	4.375%	11/15/41	1,275	1,372
Philip Morris International Inc.	4.500%	3/20/42	450	489
Philip Morris International Inc.	3.875%	8/21/42	75	75
Philip Morris International Inc.	4.125%	3/4/43	1,150	1,183
Philip Morris International Inc.	4.875%	11/15/43	1,100	1,255
Philip Morris International Inc.	4.250%	11/10/44	925	975
7 Procter & Gamble - Esop	9.360%	1/1/21	429	475
Procter & Gamble Co.	1.750%	10/25/19	500	499
Procter & Gamble Co.	1.900%	11/1/19	475	474
Procter & Gamble Co.	1.900%	10/23/20	475	472
Procter & Gamble Co.	1.850%	2/2/21	400	395
Procter & Gamble Co.	1.700%	11/3/21	1,000	976
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,127
Procter & Gamble Co.	2.700%	2/2/26	400	394
Procter & Gamble Co.	2.450%	11/3/26	700	673
Procter & Gamble Co.	5.550%	3/5/37	806	1,070
Procter & Gamble Co.	3.500%	10/25/47	750	755
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	121
7 Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	323
Quest Diagnostics Inc.	2.700%	4/1/19	650	653
Quest Diagnostics Inc.	4.750%	1/30/20	300	313
Quest Diagnostics Inc.	2.500%	3/30/20	160	160
Quest Diagnostics Inc.	4.250%	4/1/24	200	212
Quest Diagnostics Inc.	3.500%	3/30/25	225	228
Quest Diagnostics Inc.	3.450%	6/1/26	275	275
Quest Diagnostics Inc.	5.750%	1/30/40	61	70
Quest Diagnostics Inc.	4.700%	3/30/45	225	237
Reynolds American Inc.	8.125%	6/23/19	450	487
Reynolds American Inc.	3.250%	6/12/20	680	691
Reynolds American Inc.	4.000%	6/12/22	600	627
Reynolds American Inc.	4.850%	9/15/23	75	82
Reynolds American Inc.	4.450%	6/12/25	2,106	2,241
Reynolds American Inc.	5.700%	8/15/35	700	834
Reynolds American Inc.	8.125%	5/1/40	400	592
Reynolds American Inc.	7.000%	8/4/41	150	202
Reynolds American Inc.	5.850%	8/15/45	1,710	2,132
RWJ Barnabas Health Inc.	3.949%	7/1/46	325	327
Sanofi	4.000%	3/29/21	1,360	1,431
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	4,100	4,064
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,292
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	4,050	3,967
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	585	572
SSM Health Care Corp.	3.823%	6/1/27	375	387
Stryker Corp.	2.000%	3/8/19	400	399
Stryker Corp.	4.375%	1/15/20	100	104
Stryker Corp.	2.625%	3/15/21	500	501
Stryker Corp.	3.375%	5/15/24	1,000	1,029
Stryker Corp.	3.375%	11/1/25	500	512
Stryker Corp.	3.500%	3/15/26	890	919
Stryker Corp.	4.375%	5/15/44	275	296
Stryker Corp.	4.625%	3/15/46	780	886
Sysco Corp.	1.900%	4/1/19	325	324
Sysco Corp.	2.600%	10/1/20	425	427
Sysco Corp.	2.500%	7/15/21	300	299
Sysco Corp.	2.600%	6/12/22	346	343
Sysco Corp.	3.750%	10/1/25	75	78
Sysco Corp.	3.300%	7/15/26	650	653
Sysco Corp.	3.250%	7/15/27	800	798
Sysco Corp.	5.375%	9/21/35	600	710
Sysco Corp.	4.850%	10/1/45	125	141

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	4.500%	4/1/46	550	595
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	737
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	658	586
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	221
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	525	507
Teva Pharmaceutical Finance Netherlands III BV	1.700%	7/19/19	1,300	1,262
Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	2,750	2,520
Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	2,000	1,739
Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,275	1,871
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	950	730
7 Texas Health Resources	4.330%	11/15/55	100	107
The Kroger Co.	2.300%	1/15/19	650	650
The Kroger Co.	1.500%	9/30/19	300	296
The Kroger Co.	6.150%	1/15/20	1,010	1,083
The Kroger Co.	3.300%	1/15/21	700	714
The Kroger Co.	2.600%	2/1/21	200	199
The Kroger Co.	2.950%	11/1/21	2,335	2,361
The Kroger Co.	3.850%	8/1/23	325	338
The Kroger Co.	4.000%	2/1/24	400	413
The Kroger Co.	2.650%	10/15/26	775	722
The Kroger Co.	3.700%	8/1/27	100	101
The Kroger Co.	7.700%	6/1/29	200	263
The Kroger Co.	8.000%	9/15/29	750	994
The Kroger Co.	6.900%	4/15/38	375	482
The Kroger Co.	5.150%	8/1/43	350	374
The Kroger Co.	3.875%	10/15/46	325	299
The Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,181
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	300
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	528
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	719
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	611
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,601
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	477
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	438
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	779
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	644
Thermo Fisher Scientific Inc.	5.300%	2/1/44	500	596
Thermo Fisher Scientific Inc.	4.100%	8/15/47	500	514
Trinity Health Corp.	4.125%	12/1/45	450	476
Tupperware Brands Corp.	4.750%	6/1/21	430	451
Tyson Foods Inc.	2.650%	8/15/19	500	503
Tyson Foods Inc.	2.250%	8/23/21	50	49
Tyson Foods Inc.	4.500%	6/15/22	725	774
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,263
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,042
Tyson Foods Inc.	4.875%	8/15/34	800	897
Tyson Foods Inc.	5.150%	8/15/44	300	352
Tyson Foods Inc.	4.550%	6/2/47	600	654
Unilever Capital Corp.	2.200%	3/6/19	150	150
Unilever Capital Corp.	2.100%	7/30/20	725	722
Unilever Capital Corp.	4.250%	2/10/21	805	848
Unilever Capital Corp.	1.375%	7/28/21	400	386
Unilever Capital Corp.	2.600%	5/5/24	875	863
Unilever Capital Corp.	3.100%	7/30/25	550	556
Unilever Capital Corp.	2.000%	7/28/26	450	415
Whirlpool Corp.	2.400%	3/1/19	150	150
Whirlpool Corp.	4.850%	6/15/21	200	214
Whirlpool Corp.	4.700%	6/1/22	775	832
Whirlpool Corp.	4.000%	3/1/24	175	184
Whirlpool Corp.	3.700%	5/1/25	400	410
Whirlpool Corp.	4.500%	6/1/46	463	486
Wyeth LLC	7.250%	3/1/23	350	422
Wyeth LLC	6.450%	2/1/24	1,705	2,057
Wyeth LLC	6.500%	2/1/34	500	681

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth LLC	6.000%	2/15/36	585	778
Wyeth LLC	5.950%	4/1/37	1,505	2,020
Zeneca Wilmington Inc.	7.000%	11/15/23	600	721
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	213
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,953
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	781
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	645
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,275
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	233
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	305	304
Zoetis Inc.	3.450%	11/13/20	325	332
Zoetis Inc.	3.250%	2/1/23	1,000	1,016
Zoetis Inc.	4.500%	11/13/25	350	381
Zoetis Inc.	3.000%	9/12/27	700	684
Zoetis Inc.	4.700%	2/1/43	775	868
Zoetis Inc.	3.950%	9/12/47	450	458
Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	641
Anadarko Petroleum Corp.	8.700%	3/15/19	300	321
Anadarko Petroleum Corp.	6.950%	6/15/19	50	53
Anadarko Petroleum Corp.	4.850%	3/15/21	200	211
Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,575
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,230
Anadarko Petroleum Corp.	7.950%	6/15/39	125	170
Anadarko Petroleum Corp.	6.200%	3/15/40	450	541
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,867
Anadarko Petroleum Corp.	6.600%	3/15/46	500	638
Andeavor	5.375%	10/1/22	50	52
12 Andeavor	4.750%	12/15/23	2,000	2,150
12 Andeavor	5.125%	12/15/26	825	908
Andeavor	3.800%	4/1/28	800	802
Andeavor	4.500%	4/1/48	1,000	1,011
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	200	199
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	300	303
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	250	260
Apache Corp.	3.625%	2/1/21	265	271
Apache Corp.	3.250%	4/15/22	862	868
Apache Corp.	6.000%	1/15/37	725	853
Apache Corp.	5.100%	9/1/40	850	919
Apache Corp.	5.250%	2/1/42	475	520
Apache Corp.	4.750%	4/15/43	900	932
Apache Corp.	4.250%	1/15/44	800	775
Apache Finance Canada Corp.	7.750%	12/15/29	225	293
Baker Hughes a GE Co. LLC	5.125%	9/15/40	595	699
12 Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	2.773%	12/15/22	1,500	1,498
12 Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	3.337%	12/15/27	500	499
12 Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	4.080%	12/15/47	2,000	2,033
Boardwalk Pipelines LP	3.375%	2/1/23	325	322
Boardwalk Pipelines LP	4.950%	12/15/24	525	557
Boardwalk Pipelines LP	5.950%	6/1/26	700	780
Boardwalk Pipelines LP	4.450%	7/15/27	300	304
BP Capital Markets plc	4.750%	3/10/19	900	928
BP Capital Markets plc	2.237%	5/10/19	1,125	1,127
BP Capital Markets plc	1.768%	9/19/19	325	323
BP Capital Markets plc	2.521%	1/15/20	400	403
BP Capital Markets plc	2.315%	2/13/20	375	376
BP Capital Markets plc	4.500%	10/1/20	1,425	1,506
BP Capital Markets plc	4.742%	3/11/21	1,010	1,081
BP Capital Markets plc	2.112%	9/16/21	1,000	987
BP Capital Markets plc	3.561%	11/1/21	2,775	2,880

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	3.062%	3/17/22	450	459
BP Capital Markets plc	3.245%	5/6/22	1,076	1,105
BP Capital Markets plc	2.520%	9/19/22	450	448
BP Capital Markets plc	2.500%	11/6/22	889	883
BP Capital Markets plc	2.750%	5/10/23	1,825	1,829
BP Capital Markets plc	3.994%	9/26/23	350	372
BP Capital Markets plc	3.216%	11/28/23	1,500	1,532
BP Capital Markets plc	3.535%	11/4/24	2,335	2,427
BP Capital Markets plc	3.506%	3/17/25	1,100	1,138
BP Capital Markets plc	3.119%	5/4/26	600	604
BP Capital Markets plc	3.279%	9/19/27	900	909
BP Capital Markets plc	3.723%	11/28/28	1,000	1,043
Buckeye Partners LP	3.950%	12/1/26	2,200	2,149
Buckeye Partners LP	4.125%	12/1/27	150	148
Buckeye Partners LP	5.850%	11/15/43	250	269
Buckeye Partners LP	5.600%	10/15/44	175	182
Burlington Resources Finance Co.	7.400%	12/1/31	600	836
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,203
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	795
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	919
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	634
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	488
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	587
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	623
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	935
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,281
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	332
Cenovus Energy Inc.	5.700%	10/15/19	500	526
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,985
Cenovus Energy Inc.	5.250%	6/15/37	500	513
Cenovus Energy Inc.	6.750%	11/15/39	900	1,074
Cenovus Energy Inc.	5.200%	9/15/43	800	804
Cenovus Energy Inc.	5.400%	6/15/47	1,300	1,359
Chevron Corp.	1.686%	2/28/19	400	399
Chevron Corp.	4.950%	3/3/19	475	491
Chevron Corp.	1.561%	5/16/19	800	795
Chevron Corp.	2.193%	11/15/19	1,800	1,803
Chevron Corp.	1.961%	3/3/20	2,452	2,442
Chevron Corp.	1.991%	3/3/20	400	397
Chevron Corp.	2.419%	11/17/20	600	603
Chevron Corp.	2.100%	5/16/21	1,200	1,191
Chevron Corp.	2.411%	3/3/22	475	474
Chevron Corp.	2.498%	3/3/22	400	400
Chevron Corp.	2.355%	12/5/22	5,595	5,551
Chevron Corp.	3.191%	6/24/23	1,175	1,205
Chevron Corp.	2.895%	3/3/24	100	101
Chevron Corp.	3.326%	11/17/25	200	206
Chevron Corp.	2.954%	5/16/26	1,450	1,446
Cimarex Energy Co.	4.375%	6/1/24	900	955
Cimarex Energy Co.	3.900%	5/15/27	600	613
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	506
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,230
Concho Resources Inc.	3.750%	10/1/27	200	202
Concho Resources Inc.	4.875%	10/1/47	250	273
ConocoPhillips	5.900%	10/15/32	150	185
ConocoPhillips	5.900%	5/15/38	1,305	1,715
ConocoPhillips	6.500%	2/1/39	1,410	1,973
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	511
ConocoPhillips Co.	2.200%	5/15/20	400	399
ConocoPhillips Co.	4.200%	3/15/21	800	837
ConocoPhillips Co.	2.875%	11/15/21	2,975	2,997
ConocoPhillips Co.	2.400%	12/15/22	2,125	2,096
ConocoPhillips Co.	3.350%	11/15/24	365	375
ConocoPhillips Co.	4.950%	3/15/26	2,693	3,057

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips Co.	4.150%	11/15/34	350	371
ConocoPhillips Co.	4.300%	11/15/44	500	545
ConocoPhillips Co.	5.950%	3/15/46	250	337
ConocoPhillips Holding Co.	6.950%	4/15/29	275	360
Devon Energy Corp.	4.000%	7/15/21	300	312
Devon Energy Corp.	3.250%	5/15/22	500	509
Devon Energy Corp.	7.950%	4/15/32	350	478
Devon Energy Corp.	5.600%	7/15/41	1,310	1,540
Devon Energy Corp.	4.750%	5/15/42	1,700	1,809
Devon Financing Co. LLC	7.875%	9/30/31	1,275	1,748
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	504
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	253
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	255
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	554
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	437
Enable Midstream Partners LP	2.400%	5/15/19	300	298
Enable Midstream Partners LP	3.900%	5/15/24	250	250
Enable Midstream Partners LP	4.400%	3/15/27	800	815
Enable Midstream Partners LP	5.000%	5/15/44	350	344
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,720
Enbridge Energy Partners LP	4.200%	9/15/21	325	338
Enbridge Energy Partners LP	5.875%	10/15/25	400	452
Enbridge Energy Partners LP	7.500%	4/15/38	300	389
Enbridge Energy Partners LP	5.500%	9/15/40	350	384
Enbridge Energy Partners LP	7.375%	10/15/45	500	665
Enbridge Inc.	2.900%	7/15/22	450	446
Enbridge Inc.	4.250%	12/1/26	400	417
Enbridge Inc.	3.700%	7/15/27	800	802
Enbridge Inc.	4.500%	6/10/44	525	541
Enbridge Inc.	5.500%	12/1/46	600	721
Encana Corp.	6.500%	8/15/34	1,625	2,010
Encana Corp.	6.625%	8/15/37	500	634
Encana Corp.	6.500%	2/1/38	475	597
Energy Transfer LP	9.700%	3/15/19	200	217
Energy Transfer LP	9.000%	4/15/19	254	274
Energy Transfer LP	4.150%	10/1/20	1,125	1,161
Energy Transfer LP	4.650%	6/1/21	840	880
Energy Transfer LP	5.200%	2/1/22	1,600	1,705
Energy Transfer LP	3.600%	2/1/23	1,825	1,830
Energy Transfer LP	4.050%	3/15/25	2,000	1,998
Energy Transfer LP	4.750%	1/15/26	300	311
Energy Transfer LP	4.200%	4/15/27	300	296
Energy Transfer LP	4.900%	3/15/35	250	246
Energy Transfer LP	6.625%	10/15/36	150	172
Energy Transfer LP	7.500%	7/1/38	500	620
Energy Transfer LP	6.050%	6/1/41	1,650	1,754
Energy Transfer LP	6.500%	2/1/42	300	339
Energy Transfer LP	5.150%	2/1/43	425	411
Energy Transfer LP	5.150%	3/15/45	250	242
Energy Transfer LP	6.125%	12/15/45	1,200	1,299
Energy Transfer LP	5.300%	4/15/47	1,300	1,288
EnLink Midstream Partners LP	4.400%	4/1/24	825	848
EnLink Midstream Partners LP	4.150%	6/1/25	400	404
EnLink Midstream Partners LP	4.850%	7/15/26	950	995
EnLink Midstream Partners LP	5.600%	4/1/44	425	448
EnLink Midstream Partners LP	5.450%	6/1/47	300	316
Enterprise Products Operating LLC	6.500%	1/31/19	50	52
Enterprise Products Operating LLC	2.550%	10/15/19	300	301
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,381
Enterprise Products Operating LLC	4.050%	2/15/22	175	184
Enterprise Products Operating LLC	3.350%	3/15/23	350	357
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,138
Enterprise Products Operating LLC	3.750%	2/15/25	650	669
Enterprise Products Operating LLC	3.700%	2/15/26	400	409

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	3.950%	2/15/27	400	416
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,824
Enterprise Products Operating LLC	7.550%	4/15/38	450	633
Enterprise Products Operating LLC	5.950%	2/1/41	495	611
Enterprise Products Operating LLC	4.850%	8/15/42	850	928
Enterprise Products Operating LLC	4.450%	2/15/43	600	619
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,953
Enterprise Products Operating LLC	5.100%	2/15/45	159	181
Enterprise Products Operating LLC	4.900%	5/15/46	1,400	1,548
Enterprise Products Operating LLC	4.950%	10/15/54	200	218
7 Enterprise Products Operating LLC	5.250%	8/16/77	400	396
EOG Resources Inc.	5.625%	6/1/19	925	967
EOG Resources Inc.	4.100%	2/1/21	150	157
EOG Resources Inc.	2.625%	3/15/23	2,700	2,662
EQT Corp.	8.125%	6/1/19	400	431
EQT Corp.	2.500%	10/1/20	200	198
EQT Corp.	4.875%	11/15/21	600	640
EQT Corp.	3.000%	10/1/22	300	296
EQT Corp.	3.900%	10/1/27	800	793
EQT Midstream Partners LP	4.125%	12/1/26	500	498
Exxon Mobil Corp.	1.819%	3/15/19	237	236
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,406
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,497
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,250
Exxon Mobil Corp.	2.726%	3/1/23	3,000	3,018
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,093
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,371
Exxon Mobil Corp.	3.567%	3/6/45	650	654
Exxon Mobil Corp.	4.114%	3/1/46	1,800	2,001
Halliburton Co.	3.250%	11/15/21	1,565	1,594
Halliburton Co.	3.500%	8/1/23	950	975
Halliburton Co.	3.800%	11/15/25	2,250	2,333
Halliburton Co.	4.850%	11/15/35	1,000	1,121
Halliburton Co.	6.700%	9/15/38	580	774
Halliburton Co.	7.450%	9/15/39	450	644
Halliburton Co.	4.500%	11/15/41	675	711
Halliburton Co.	4.750%	8/1/43	350	382
Halliburton Co.	5.000%	11/15/45	1,200	1,375
Hess Corp.	3.500%	7/15/24	200	197
Hess Corp.	4.300%	4/1/27	500	501
Hess Corp.	7.875%	10/1/29	150	185
Hess Corp.	7.125%	3/15/33	375	454
Hess Corp.	6.000%	1/15/40	1,325	1,451
Hess Corp.	5.600%	2/15/41	1,025	1,104
Hess Corp.	5.800%	4/1/47	350	387
Husky Energy Inc.	7.250%	12/15/19	505	548
Husky Energy Inc.	3.950%	4/15/22	300	311
Husky Energy Inc.	4.000%	4/15/24	500	518
Husky Energy Inc.	6.800%	9/15/37	300	389
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,179
Kerr-McGee Corp.	7.875%	9/15/31	150	198
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,156
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	813
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,049
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	181
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,525	1,566
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,224
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	442
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,105
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	218
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	333
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	467
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	418

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,854
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,180
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	686
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,088
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	504
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	534
Kinder Morgan Inc.	3.050%	12/1/19	175	176
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,041
Kinder Morgan Inc.	7.800%	8/1/31	330	425
Kinder Morgan Inc.	7.750%	1/15/32	600	772
Kinder Morgan Inc.	5.300%	12/1/34	500	531
Kinder Morgan Inc.	5.550%	6/1/45	950	1,034
Kinder Morgan Inc.	5.050%	2/15/46	328	340
Magellan Midstream Partners LP	6.550%	7/15/19	625	662
Magellan Midstream Partners LP	5.000%	3/1/26	450	500
Magellan Midstream Partners LP	5.150%	10/15/43	350	395
Magellan Midstream Partners LP	4.250%	9/15/46	300	305
Magellan Midstream Partners LP	4.200%	10/3/47	800	808
Marathon Oil Corp.	2.700%	6/1/20	500	500
Marathon Oil Corp.	2.800%	11/1/22	900	887
Marathon Oil Corp.	3.850%	6/1/25	460	467
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,306
Marathon Oil Corp.	5.200%	6/1/45	800	879
Marathon Petroleum Corp.	3.400%	12/15/20	700	715
Marathon Petroleum Corp.	5.125%	3/1/21	200	214
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,815
Marathon Petroleum Corp.	4.750%	9/15/44	250	256
Marathon Petroleum Corp.	5.000%	9/15/54	500	506
MPLX LP	4.500%	7/15/23	1,200	1,266
MPLX LP	4.875%	12/1/24	1,000	1,074
MPLX LP	4.875%	6/1/25	500	535
MPLX LP	4.125%	3/1/27	1,600	1,633
MPLX LP	5.200%	3/1/47	1,000	1,089
Nabors Industries Inc.	6.150%	2/15/18	609	611
Nabors Industries Inc.	9.250%	1/15/19	125	132
National Fuel Gas Co.	3.750%	3/1/23	500	503
National Fuel Gas Co.	3.950%	9/15/27	200	199
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,538
National Oilwell Varco Inc.	3.950%	12/1/42	700	617
Noble Energy Inc.	4.150%	12/15/21	875	913
Noble Energy Inc.	3.850%	1/15/28	450	451
Noble Energy Inc.	6.000%	3/1/41	1,250	1,481
Noble Energy Inc.	5.250%	11/15/43	450	490
Noble Energy Inc.	4.950%	8/15/47	450	477
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,775
Occidental Petroleum Corp.	3.125%	2/15/22	750	768
Occidental Petroleum Corp.	3.500%	6/15/25	750	775
Occidental Petroleum Corp.	3.400%	4/15/26	400	410
Occidental Petroleum Corp.	4.625%	6/15/45	750	845
Occidental Petroleum Corp.	4.400%	4/15/46	700	773
Occidental Petroleum Corp.	4.100%	2/15/47	850	903
Oceaneering International Inc.	4.650%	11/15/24	300	292
ONEOK Inc.	7.500%	9/1/23	400	476
ONEOK Inc.	4.000%	7/13/27	150	152
ONEOK Inc.	4.950%	7/13/47	600	624
ONEOK Partners LP	8.625%	3/1/19	400	427
ONEOK Partners LP	3.375%	10/1/22	2,150	2,166
ONEOK Partners LP	4.900%	3/15/25	450	483
ONEOK Partners LP	6.650%	10/1/36	360	442
ONEOK Partners LP	6.125%	2/1/41	1,400	1,628
Petro-Canada	5.350%	7/15/33	450	529
Petro-Canada	5.950%	5/15/35	500	630
Petro-Canada	6.800%	5/15/38	250	343
Phillips 66	4.300%	4/1/22	1,175	1,241

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Phillips 66	4.650%	11/15/34	300	328
Phillips 66	5.875%	5/1/42	900	1,147
Phillips 66	4.875%	11/15/44	1,695	1,931
Phillips 66 Partners LP	2.646%	2/15/20	135	135
Phillips 66 Partners LP	3.605%	2/15/25	350	352
Phillips 66 Partners LP	3.550%	10/1/26	1,000	989
Phillips 66 Partners LP	3.750%	3/1/28	100	100
Phillips 66 Partners LP	4.680%	2/15/45	250	256
Phillips 66 Partners LP	4.900%	10/1/46	400	421
Pioneer Natural Resources Co.	7.500%	1/15/20	100	110
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,119
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,446
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	100
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,683	1,609
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,093
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	300	308
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	356
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	399
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	1,185
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	1,200	1,307
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	1,050	1,118
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	200	207
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	352
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,779
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,968
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,300	1,420
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,883
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,475	1,623
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,676
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	639
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	609
Schlumberger Investment SA	3.650%	12/1/23	790	829
Shell International Finance BV	1.375%	5/10/19	1,150	1,139
Shell International Finance BV	1.375%	9/12/19	2,700	2,667
Shell International Finance BV	4.300%	9/22/19	2,500	2,591
Shell International Finance BV	4.375%	3/25/20	625	654
Shell International Finance BV	2.125%	5/11/20	400	399
Shell International Finance BV	2.250%	11/10/20	400	400
Shell International Finance BV	1.875%	5/10/21	1,500	1,476
Shell International Finance BV	1.750%	9/12/21	1,000	975
Shell International Finance BV	2.375%	8/21/22	1,025	1,015
Shell International Finance BV	2.250%	1/6/23	2,175	2,136
Shell International Finance BV	3.400%	8/12/23	400	415
Shell International Finance BV	3.250%	5/11/25	400	411
Shell International Finance BV	2.875%	5/10/26	2,300	2,289
Shell International Finance BV	2.500%	9/12/26	400	387
Shell International Finance BV	4.125%	5/11/35	2,150	2,352
Shell International Finance BV	6.375%	12/15/38	820	1,146
Shell International Finance BV	5.500%	3/25/40	1,250	1,590
Shell International Finance BV	3.625%	8/21/42	450	450
Shell International Finance BV	4.550%	8/12/43	1,000	1,143
Shell International Finance BV	4.375%	5/11/45	2,900	3,260
Shell International Finance BV	4.000%	5/10/46	1,500	1,591
Shell International Finance BV	3.750%	9/12/46	1,200	1,225
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,304
Spectra Energy Partners LP	4.750%	3/15/24	800	865
Spectra Energy Partners LP	3.500%	3/15/25	800	801
Spectra Energy Partners LP	3.375%	10/15/26	250	246
Spectra Energy Partners LP	4.500%	3/15/45	700	724
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,058

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Suncor Energy Inc.	6.850%	6/1/39	810	1,122
Suncor Energy Inc.	4.000%	11/15/47	700	717
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,651
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	262
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	408
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	335
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	491
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	281
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	939
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	500	504
TC PipeLines LP	3.900%	5/25/27	200	201
12 TechnipFMC plc	3.450%	10/1/22	350	348
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	309
Texas Eastern Transmission LP	7.000%	7/15/32	500	645
Tosco Corp.	8.125%	2/15/30	1,350	1,927
Total Capital Canada Ltd.	2.750%	7/15/23	425	427
Total Capital International SA	2.100%	6/19/19	2,200	2,201
Total Capital International SA	2.750%	6/19/21	3,300	3,338
Total Capital International SA	2.875%	2/17/22	1,400	1,417
Total Capital International SA	2.700%	1/25/23	700	701
Total Capital International SA	3.700%	1/15/24	1,425	1,500
Total Capital International SA	3.750%	4/10/24	250	264
Total Capital SA	4.450%	6/24/20	425	447
Total Capital SA	4.125%	1/28/21	512	539
TransCanada PipeLines Ltd.	2.125%	11/15/19	550	548
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,756
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	992
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	627
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	976
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	157
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,339
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	291
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	264
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,656
Valero Energy Corp.	9.375%	3/15/19	425	460
Valero Energy Corp.	6.125%	2/1/20	500	536
Valero Energy Corp.	3.650%	3/15/25	100	103
Valero Energy Corp.	3.400%	9/15/26	1,520	1,521
Valero Energy Corp.	7.500%	4/15/32	675	907
Valero Energy Corp.	6.625%	6/15/37	855	1,131
Valero Energy Corp.	4.900%	3/15/45	400	458
Valero Energy Partners LP	4.375%	12/15/26	200	208
Western Gas Partners LP	5.375%	6/1/21	1,350	1,425
Western Gas Partners LP	3.950%	6/1/25	300	300
Western Gas Partners LP	5.450%	4/1/44	600	638
Williams Partners LP	5.250%	3/15/20	3,895	4,116
Williams Partners LP	4.000%	11/15/21	400	414
Williams Partners LP	3.600%	3/15/22	750	763
Williams Partners LP	3.350%	8/15/22	500	504
Williams Partners LP	4.500%	11/15/23	560	592
Williams Partners LP	3.900%	1/15/25	1,200	1,226
Williams Partners LP	4.000%	9/15/25	1,100	1,128
Williams Partners LP	3.750%	6/15/27	700	701
Williams Partners LP	6.300%	4/15/40	475	586
Williams Partners LP	5.800%	11/15/43	700	821
Williams Partners LP	5.400%	3/4/44	300	338
Williams Partners LP	4.900%	1/15/45	325	345
Williams Partners LP	5.100%	9/15/45	1,850	2,014
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	523
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,048
CBRE Services Inc.	5.000%	3/15/23	500	515
CBRE Services Inc.	5.250%	3/15/25	275	302

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBRE Services Inc.	4.875%	3/1/26	375	406
Cintas Corp. No 2	2.900%	4/1/22	400	402
Cintas Corp. No 2	3.250%	6/1/22	150	155
Cintas Corp. No 2	3.700%	4/1/27	825	857
Fluor Corp.	3.375%	9/15/21	150	153
Fluor Corp.	3.500%	12/15/24	1,000	1,026
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	749
7 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	538
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	561
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	817
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	350
7 Northwestern University	3.662%	12/1/57	200	206
7 Northwestern University Illinois GO	4.643%	12/1/44	350	425
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	500	532
7 Rice University Texas GO	3.574%	5/15/45	250	251
Stanford University California GO	3.647%	5/1/48	800	856
University of Notre Dame du Lac	3.394%	2/15/48	325	327
7 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	900	909
University of Pennsylvania GO	4.674%	9/1/12	625	697
7 University of Southern California GO	3.028%	10/1/39	500	471
7 University of Southern California GO	3.841%	10/1/47	500	533
Yale University Connecticut GO	2.086%	4/15/19	150	150
Technology (1.0%)
Adobe Systems Inc.	4.750%	2/1/20	325	342
Adobe Systems Inc.	3.250%	2/1/25	900	923
Alphabet Inc.	3.625%	5/19/21	350	366
Alphabet Inc.	1.998%	8/15/26	1,500	1,412
Altera Corp.	4.100%	11/15/23	750	806
Amphenol Corp.	2.550%	1/30/19	1,650	1,652
Amphenol Corp.	2.200%	4/1/20	250	249
Amphenol Corp.	3.125%	9/15/21	250	253
Amphenol Corp.	4.000%	2/1/22	75	78
Amphenol Corp.	3.200%	4/1/24	200	201
Analog Devices Inc.	2.500%	12/5/21	300	298
Analog Devices Inc.	2.875%	6/1/23	1,375	1,369
Analog Devices Inc.	3.125%	12/5/23	400	402
Analog Devices Inc.	3.900%	12/15/25	50	52
Analog Devices Inc.	3.500%	12/5/26	1,200	1,213
Apple Inc.	1.550%	2/8/19	400	399
Apple Inc.	2.100%	5/6/19	1,650	1,654
Apple Inc.	1.100%	8/2/19	1,100	1,089
Apple Inc.	1.500%	9/12/19	775	769
Apple Inc.	1.800%	11/13/19	775	772
Apple Inc.	1.550%	2/7/20	1,550	1,531
Apple Inc.	1.900%	2/7/20	800	796
Apple Inc.	2.000%	5/6/20	700	698
Apple Inc.	1.800%	5/11/20	500	495
Apple Inc.	2.000%	11/13/20	875	869
Apple Inc.	2.250%	2/23/21	3,200	3,196
Apple Inc.	2.850%	5/6/21	2,125	2,160
Apple Inc.	1.550%	8/4/21	1,400	1,359
Apple Inc.	2.150%	2/9/22	1,500	1,497
Apple Inc.	2.500%	2/9/22	1,350	1,351
Apple Inc.	2.300%	5/11/22	1,000	992
Apple Inc.	2.700%	5/13/22	4,450	4,486
Apple Inc.	2.400%	1/13/23	500	495
Apple Inc.	2.400%	5/3/23	4,515	4,467
Apple Inc.	3.000%	2/9/24	1,300	1,315
Apple Inc.	3.450%	5/6/24	930	964
Apple Inc.	2.850%	5/11/24	1,468	1,473
Apple Inc.	2.750%	1/13/25	1,175	1,166
Apple Inc.	2.500%	2/9/25	1,300	1,270

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	3.200%	5/13/25	1,300	1,324
Apple Inc.	3.250%	2/23/26	2,950	3,010
Apple Inc.	2.450%	8/4/26	1,750	1,681
Apple Inc.	3.350%	2/9/27	2,000	2,048
Apple Inc.	3.200%	5/11/27	1,250	1,265
Apple Inc.	2.900%	9/12/27	1,500	1,477
Apple Inc.	3.000%	11/13/27	1,175	1,169
Apple Inc.	4.500%	2/23/36	1,150	1,316
Apple Inc.	3.850%	5/4/43	2,000	2,081
Apple Inc.	4.450%	5/6/44	1,150	1,302
Apple Inc.	3.450%	2/9/45	1,275	1,246
Apple Inc.	4.650%	2/23/46	4,650	5,424
Apple Inc.	3.850%	8/4/46	2,600	2,695
Apple Inc.	4.250%	2/9/47	750	830
Apple Inc.	3.750%	9/12/47	550	562
Apple Inc.	3.750%	11/13/47	975	1,002
Applied Materials Inc.	2.625%	10/1/20	475	480
Applied Materials Inc.	4.300%	6/15/21	1,185	1,257
Applied Materials Inc.	3.900%	10/1/25	550	584
Applied Materials Inc.	3.300%	4/1/27	500	507
Applied Materials Inc.	5.100%	10/1/35	350	421
Applied Materials Inc.	5.850%	6/15/41	125	165
Applied Materials Inc.	4.350%	4/1/47	1,050	1,183
Arrow Electronics Inc.	3.500%	4/1/22	325	329
Arrow Electronics Inc.	4.500%	3/1/23	400	418
Arrow Electronics Inc.	3.250%	9/8/24	400	392
Arrow Electronics Inc.	4.000%	4/1/25	400	408
Arrow Electronics Inc.	3.875%	1/12/28	500	497
Autodesk Inc.	3.125%	6/15/20	225	225
Autodesk Inc.	3.600%	12/15/22	100	102
Autodesk Inc.	4.375%	6/15/25	175	184
Autodesk Inc.	3.500%	6/15/27	375	369
Avnet Inc.	4.875%	12/1/22	2,400	2,526
Avnet Inc.	4.625%	4/15/26	800	831
Baidu Inc.	2.750%	6/9/19	350	351
Baidu Inc.	2.875%	7/6/22	1,000	989
Baidu Inc.	3.500%	11/28/22	1,500	1,525
Baidu Inc.	3.625%	7/6/27	575	568
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	2,100	2,087
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	575	562
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,700	2,681
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	1,500	1,447
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	2,000	1,990
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,000	955
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	3,675	3,615
12 Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,105	1,053
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	258
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	313
CA Inc.	5.375%	12/1/19	205	215
CA Inc.	3.600%	8/1/20	800	817
CA Inc.	3.600%	8/15/22	500	503
CA Inc.	4.700%	3/15/27	275	285
Cadence Design Systems Inc.	4.375%	10/15/24	125	132
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,601
Cisco Systems Inc.	1.600%	2/28/19	1,800	1,791
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,328
Cisco Systems Inc.	4.450%	1/15/20	2,775	2,900
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,005
Cisco Systems Inc.	2.200%	2/28/21	2,750	2,737
Cisco Systems Inc.	2.900%	3/4/21	225	229
Cisco Systems Inc.	2.600%	2/28/23	250	250
Cisco Systems Inc.	2.200%	9/20/23	500	490
Cisco Systems Inc.	3.625%	3/4/24	400	422
Cisco Systems Inc.	2.950%	2/28/26	550	551

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	2.500%	9/20/26	1,150	1,114
Cisco Systems Inc.	5.900%	2/15/39	1,475	2,015
Cisco Systems Inc.	5.500%	1/15/40	1,555	2,046
Citrix Systems Inc.	4.500%	12/1/27	750	762
Corning Inc.	6.625%	5/15/19	50	53
Corning Inc.	2.900%	5/15/22	625	623
Corning Inc.	5.750%	8/15/40	340	416
Corning Inc.	4.375%	11/15/57	950	934
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	2,950	2,987
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	3,375	3,518
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	5.450%	6/15/23	4,450	4,802
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	3,500	3,843
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	1,145	1,447
12 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	1,550	1,995
DXC Technology Co.	2.875%	3/27/20	375	376
DXC Technology Co.	4.250%	4/15/24	600	625
DXC Technology Co.	4.750%	4/15/27	875	929
Equifax Inc.	2.300%	6/1/21	875	851
Fidelity National Information Services Inc.	3.625%	10/15/20	2,175	2,233
Fidelity National Information Services Inc.	3.500%	4/15/23	530	541
Fidelity National Information Services Inc.	3.875%	6/5/24	88	91
Fidelity National Information Services Inc.	5.000%	10/15/25	417	460
Fidelity National Information Services Inc.	3.000%	8/15/26	1,500	1,451
Fidelity National Information Services Inc.	4.500%	8/15/46	375	390
Fiserv Inc.	2.700%	6/1/20	525	528
Fiserv Inc.	3.850%	6/1/25	700	728
Flex Ltd.	4.625%	2/15/20	575	595
Flex Ltd.	5.000%	2/15/23	500	536
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,578
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,209
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,050	2,160
Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	379
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,536
HP Inc.	3.750%	12/1/20	113	116
HP Inc.	4.300%	6/1/21	1,000	1,049
HP Inc.	4.375%	9/15/21	1,555	1,637
HP Inc.	4.650%	12/9/21	1,175	1,249
HP Inc.	4.050%	9/15/22	151	157
HP Inc.	6.000%	9/15/41	610	658
IBM Credit LLC	1.800%	1/20/21	525	517
IBM Credit LLC	2.200%	9/8/22	500	490
Intel Corp.	1.850%	5/11/20	750	746
Intel Corp.	2.450%	7/29/20	1,250	1,258
Intel Corp.	1.700%	5/19/21	450	441
Intel Corp.	3.300%	10/1/21	1,425	1,475
Intel Corp.	2.350%	5/11/22	575	572
Intel Corp.	3.100%	7/29/22	625	641
Intel Corp.	2.700%	12/15/22	700	707
Intel Corp.	2.875%	5/11/24	1,000	1,007
Intel Corp.	3.700%	7/29/25	500	528
Intel Corp.	2.600%	5/19/26	775	757
Intel Corp.	3.150%	5/11/27	950	967
Intel Corp.	4.000%	12/15/32	475	523
Intel Corp.	4.800%	10/1/41	565	678
Intel Corp.	4.100%	5/19/46	1,000	1,092
12 Intel Corp.	3.734%	12/8/47	3,443	3,588
International Business Machines Corp.	1.950%	2/12/19	675	674
International Business Machines Corp.	1.800%	5/17/19	2,000	1,994
International Business Machines Corp.	1.900%	1/27/20	1,500	1,493
International Business Machines Corp.	1.625%	5/15/20	970	957
International Business Machines Corp.	2.900%	11/1/21	200	203
International Business Machines Corp.	2.500%	1/27/22	850	851
International Business Machines Corp.	1.875%	8/1/22	2,550	2,474
International Business Machines Corp.	2.875%	11/9/22	850	857

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	3.375%	8/1/23	600	620
International Business Machines Corp.	3.625%	2/12/24	1,400	1,462
International Business Machines Corp.	3.450%	2/19/26	1,000	1,033
International Business Machines Corp.	3.300%	1/27/27	500	510
International Business Machines Corp.	5.600%	11/30/39	1,114	1,451
International Business Machines Corp.	4.000%	6/20/42	853	899
International Business Machines Corp.	4.700%	2/19/46	1,000	1,175
Jabil Inc.	5.625%	12/15/20	250	267
Juniper Networks Inc.	3.125%	2/26/19	250	252
Juniper Networks Inc.	3.300%	6/15/20	475	479
Juniper Networks Inc.	4.600%	3/15/21	360	377
Juniper Networks Inc.	4.350%	6/15/25	200	205
Juniper Networks Inc.	5.950%	3/15/41	150	168
Keysight Technologies Inc.	3.300%	10/30/19	350	354
Keysight Technologies Inc.	4.550%	10/30/24	325	345
Keysight Technologies Inc.	4.600%	4/6/27	600	632
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,087
KLA-Tencor Corp.	4.650%	11/1/24	1,010	1,092
Lam Research Corp.	2.750%	3/15/20	325	325
Lam Research Corp.	2.800%	6/15/21	450	452
Lam Research Corp.	3.800%	3/15/25	425	442
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	1,053
Microsoft Corp.	4.200%	6/1/19	460	474
Microsoft Corp.	1.100%	8/8/19	1,775	1,751
Microsoft Corp.	1.850%	2/6/20	1,225	1,212
Microsoft Corp.	1.850%	2/12/20	1,100	1,095
Microsoft Corp.	3.000%	10/1/20	250	256
Microsoft Corp.	2.000%	11/3/20	1,975	1,966
Microsoft Corp.	1.550%	8/8/21	1,950	1,899
Microsoft Corp.	2.400%	2/6/22	1,500	1,500
Microsoft Corp.	2.375%	2/12/22	1,600	1,616
Microsoft Corp.	2.650%	11/3/22	2,550	2,573
Microsoft Corp.	2.125%	11/15/22	225	221
Microsoft Corp.	2.375%	5/1/23	225	223
Microsoft Corp.	2.000%	8/8/23	2,050	1,992
Microsoft Corp.	3.625%	12/15/23	750	789
Microsoft Corp.	2.875%	2/6/24	3,125	3,162
Microsoft Corp.	2.700%	2/12/25	1,025	1,021
Microsoft Corp.	3.125%	11/3/25	2,000	2,039
Microsoft Corp.	2.400%	8/8/26	3,200	3,087
Microsoft Corp.	3.300%	2/6/27	3,000	3,092
Microsoft Corp.	3.500%	2/12/35	1,300	1,349
Microsoft Corp.	4.200%	11/3/35	575	651
Microsoft Corp.	3.450%	8/8/36	1,825	1,880
Microsoft Corp.	4.100%	2/6/37	2,075	2,317
Microsoft Corp.	5.200%	6/1/39	229	289
Microsoft Corp.	4.500%	10/1/40	125	146
Microsoft Corp.	5.300%	2/8/41	600	767
Microsoft Corp.	3.500%	11/15/42	850	861
Microsoft Corp.	3.750%	5/1/43	385	402
Microsoft Corp.	4.875%	12/15/43	400	489
Microsoft Corp.	3.750%	2/12/45	1,400	1,475
Microsoft Corp.	4.450%	11/3/45	2,750	3,205
Microsoft Corp.	3.700%	8/8/46	3,375	3,519
Microsoft Corp.	4.250%	2/6/47	2,975	3,402
Microsoft Corp.	4.000%	2/12/55	2,000	2,149
Microsoft Corp.	4.750%	11/3/55	700	867
Microsoft Corp.	3.950%	8/8/56	1,600	1,705
Microsoft Corp.	4.500%	2/6/57	2,000	2,355
Motorola Solutions Inc.	3.750%	5/15/22	600	609
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,105
Motorola Solutions Inc.	4.000%	9/1/24	500	512

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Motorola Solutions Inc.	7.500%	5/15/25	75	90
Motorola Solutions Inc.	5.500%	9/1/44	300	302
NetApp Inc.	2.000%	9/27/19	300	298
NetApp Inc.	3.375%	6/15/21	900	917
NetApp Inc.	3.300%	9/29/24	300	297
NVIDIA Corp.	2.200%	9/16/21	715	708
NVIDIA Corp.	3.200%	9/16/26	964	964
Oracle Corp.	2.375%	1/15/19	525	527
Oracle Corp.	5.000%	7/8/19	1,175	1,227
Oracle Corp.	2.250%	10/8/19	2,850	2,862
Oracle Corp.	1.900%	9/15/21	5,300	5,213
Oracle Corp.	2.500%	5/15/22	2,587	2,589
Oracle Corp.	2.500%	10/15/22	1,700	1,698
Oracle Corp.	2.625%	2/15/23	975	976
Oracle Corp.	2.400%	9/15/23	1,720	1,699
Oracle Corp.	3.400%	7/8/24	2,350	2,440
Oracle Corp.	2.950%	11/15/24	1,860	1,873
Oracle Corp.	2.950%	5/15/25	1,000	1,003
Oracle Corp.	2.650%	7/15/26	2,400	2,340
Oracle Corp.	3.250%	11/15/27	2,295	2,329
Oracle Corp.	3.250%	5/15/30	275	278
Oracle Corp.	4.300%	7/8/34	1,400	1,556
Oracle Corp.	3.900%	5/15/35	1,350	1,421
Oracle Corp.	3.850%	7/15/36	1,725	1,823
Oracle Corp.	3.800%	11/15/37	1,375	1,443
Oracle Corp.	6.500%	4/15/38	625	879
Oracle Corp.	6.125%	7/8/39	645	883
Oracle Corp.	5.375%	7/15/40	1,375	1,734
Oracle Corp.	4.500%	7/8/44	775	880
Oracle Corp.	4.125%	5/15/45	1,775	1,906
Oracle Corp.	4.000%	7/15/46	2,500	2,657
Oracle Corp.	4.000%	11/15/47	1,750	1,860
Oracle Corp.	4.375%	5/15/55	1,000	1,113
Pitney Bowes Inc.	3.625%	10/1/21	1,050	977
Pitney Bowes Inc.	4.700%	4/1/23	705	647
QUALCOMM Inc.	1.850%	5/20/19	1,150	1,146
QUALCOMM Inc.	2.100%	5/20/20	1,200	1,194
QUALCOMM Inc.	2.250%	5/20/20	1,000	993
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,276
QUALCOMM Inc.	2.600%	1/30/23	1,150	1,120
QUALCOMM Inc.	2.900%	5/20/24	1,400	1,365
QUALCOMM Inc.	3.450%	5/20/25	1,475	1,478
QUALCOMM Inc.	3.250%	5/20/27	1,925	1,879
QUALCOMM Inc.	4.650%	5/20/35	785	845
QUALCOMM Inc.	4.800%	5/20/45	1,175	1,270
QUALCOMM Inc.	4.300%	5/20/47	1,400	1,408
12 Seagate HDD Cayman	4.250%	3/1/22	500	504
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,526
12 Seagate HDD Cayman	4.875%	3/1/24	350	350
Seagate HDD Cayman	4.750%	1/1/25	975	956
Seagate HDD Cayman	4.875%	6/1/27	465	444
Tech Data Corp.	3.700%	2/15/22	350	350
Tech Data Corp.	4.950%	2/15/27	400	420
Texas Instruments Inc.	1.650%	8/3/19	1,000	994
Texas Instruments Inc.	2.750%	3/12/21	250	253
Texas Instruments Inc.	1.850%	5/15/22	500	488
Texas Instruments Inc.	2.625%	5/15/24	225	223
Texas Instruments Inc.	2.900%	11/3/27	800	793
Total System Services Inc.	3.800%	4/1/21	725	741
Total System Services Inc.	3.750%	6/1/23	500	508
Total System Services Inc.	4.800%	4/1/26	1,175	1,264
Trimble Navigation Ltd.	4.750%	12/1/24	225	241
Tyco Electronics Group SA	2.350%	8/1/19	200	200
Tyco Electronics Group SA	3.500%	2/3/22	750	771

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tyco Electronics Group SA	3.450%	8/1/24	425	436
Tyco Electronics Group SA	3.125%	8/15/27	450	444
Tyco Electronics Group SA	7.125%	10/1/37	700	1,006
Verisk Analytics Inc.	5.800%	5/1/21	325	354
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,356
Verisk Analytics Inc.	4.000%	6/15/25	750	777
Verisk Analytics Inc.	5.500%	6/15/45	350	405
VMware Inc.	2.300%	8/21/20	955	947
VMware Inc.	2.950%	8/21/22	1,150	1,148
VMware Inc.	3.900%	8/21/27	975	991
Xerox Corp.	2.750%	3/15/19	250	250
Xerox Corp.	5.625%	12/15/19	650	684
Xerox Corp.	2.800%	5/15/20	300	299
Xerox Corp.	4.070%	3/17/22	445	450
Xerox Corp.	3.625%	3/15/23	800	779
Xilinx Inc.	2.125%	3/15/19	325	324
Xilinx Inc.	3.000%	3/15/21	1,275	1,285
Transportation (0.3%)
7 American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	216	223
7 American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	894	943
7 American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	415	423
7 American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	791	791
7 American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	115	114
7 American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	265	271
7 American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	214	224
7 American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	476	485
7 American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	948	941
7 American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	146	144
American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	219	214
7 American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	500	512
7 American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	75	78
7 American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	400	402
7 BNSF Funding Trust I	6.613%	12/15/55	325	377
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	283
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	430
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	422
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	432
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	406
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	637
Burlington Northern Santa Fe LLC	3.850%	9/1/23	325	342
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	423
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	415
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	252
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,100
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	890
Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	687
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	166
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	542
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	586
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	450
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,156
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	238
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	645
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	559
Burlington Northern Santa Fe LLC	4.450%	3/15/43	450	508
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	613
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	960
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	691
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	325
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	353
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	584
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	948
Canadian National Railway Co.	5.550%	3/1/19	265	275

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	2.850%	12/15/21	525	531
Canadian National Railway Co.	2.750%	3/1/26	750	741
Canadian National Railway Co.	6.250%	8/1/34	350	470
Canadian National Railway Co.	6.200%	6/1/36	350	472
Canadian National Railway Co.	6.375%	11/15/37	350	489
Canadian Pacific Railway Co.	4.500%	1/15/22	2,366	2,506
Canadian Pacific Railway Co.	4.450%	3/15/23	225	240
Canadian Pacific Railway Co.	2.900%	2/1/25	100	99
Canadian Pacific Railway Co.	7.125%	10/15/31	225	308
Canadian Pacific Railway Co.	5.750%	3/15/33	425	508
Canadian Pacific Railway Co.	5.950%	5/15/37	775	996
Canadian Pacific Railway Co.	5.750%	1/15/42	110	140
Canadian Pacific Railway Co.	4.800%	8/1/45	200	236
Canadian Pacific Railway Co.	6.125%	9/15/15	230	303
7 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	819	883
7 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	701	731
7 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	359	373
CSX Corp.	3.700%	10/30/20	205	212
CSX Corp.	4.250%	6/1/21	900	946
CSX Corp.	3.350%	11/1/25	400	407
CSX Corp.	3.250%	6/1/27	1,500	1,497
CSX Corp.	6.220%	4/30/40	174	230
CSX Corp.	5.500%	4/15/41	425	521
CSX Corp.	4.750%	5/30/42	1,310	1,468
CSX Corp.	4.400%	3/1/43	93	100
CSX Corp.	4.100%	3/15/44	800	832
CSX Corp.	3.950%	5/1/50	650	643
CSX Corp.	4.250%	11/1/66	500	503
7 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	291	329
7 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	61	65
7 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	37	38
7 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	41	43
7 Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	343	353
Delta Air Lines Inc.	2.875%	3/13/20	750	754
Delta Air Lines Inc.	2.600%	12/4/20	400	399
Delta Air Lines Inc.	3.625%	3/15/22	750	761
FedEx Corp.	8.000%	1/15/19	475	502
FedEx Corp.	2.625%	8/1/22	2,150	2,147
FedEx Corp.	4.000%	1/15/24	450	478
FedEx Corp.	3.250%	4/1/26	500	504
FedEx Corp.	3.300%	3/15/27	350	351
FedEx Corp.	3.900%	2/1/35	200	202
FedEx Corp.	3.875%	8/1/42	200	196
FedEx Corp.	4.100%	4/15/43	300	307
FedEx Corp.	5.100%	1/15/44	600	694
FedEx Corp.	4.750%	11/15/45	975	1,098
FedEx Corp.	4.550%	4/1/46	550	605
FedEx Corp.	4.400%	1/15/47	800	854
FedEx Corp.	4.500%	2/1/65	150	151
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	405
Kansas City Southern	3.000%	5/15/23	500	497
Kansas City Southern	4.300%	5/15/43	250	259
Kansas City Southern	4.950%	8/15/45	400	454
7 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	225	228
Norfolk Southern Corp.	5.900%	6/15/19	335	352
Norfolk Southern Corp.	3.250%	12/1/21	325	331
Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,896
Norfolk Southern Corp.	2.903%	2/15/23	780	782
Norfolk Southern Corp.	5.590%	5/17/25	164	187
Norfolk Southern Corp.	7.800%	5/15/27	100	136
Norfolk Southern Corp.	4.837%	10/1/41	565	655
Norfolk Southern Corp.	3.950%	10/1/42	425	436
Norfolk Southern Corp.	4.450%	6/15/45	275	306
Norfolk Southern Corp.	4.650%	1/15/46	200	228

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
12 Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,787
Norfolk Southern Corp.	6.000%	3/15/05	160	194
Norfolk Southern Railway Co.	9.750%	6/15/20	116	135
7 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	152	164
Ryder System Inc.	2.350%	2/26/19	1,350	1,351
Ryder System Inc.	2.550%	6/1/19	800	802
Ryder System Inc.	2.500%	5/11/20	200	200
Ryder System Inc.	2.875%	9/1/20	125	126
Ryder System Inc.	2.250%	9/1/21	100	98
Southwest Airlines Co.	2.750%	11/6/19	25	25
Southwest Airlines Co.	2.650%	11/5/20	540	542
Southwest Airlines Co.	2.750%	11/16/22	100	99
Southwest Airlines Co.	3.000%	11/15/26	400	386
Southwest Airlines Co.	3.450%	11/16/27	150	149
7 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	90	98
7 Spirit Airlines Class A Pass Through Certificates Series
2015-1	4.100%	10/1/29	291	303
Trinity Industries Inc.	4.550%	10/1/24	225	224
Union Pacific Corp.	1.800%	2/1/20	450	446
Union Pacific Corp.	2.250%	6/19/20	300	300
Union Pacific Corp.	4.163%	7/15/22	100	107
Union Pacific Corp.	2.750%	4/15/23	200	201
Union Pacific Corp.	3.250%	1/15/25	400	409
Union Pacific Corp.	3.250%	8/15/25	900	924
Union Pacific Corp.	2.750%	3/1/26	350	346
Union Pacific Corp.	3.000%	4/15/27	1,750	1,758
Union Pacific Corp.	3.375%	2/1/35	900	904
Union Pacific Corp.	3.600%	9/15/37	75	78
Union Pacific Corp.	4.250%	4/15/43	400	438
Union Pacific Corp.	4.821%	2/1/44	250	297
Union Pacific Corp.	4.150%	1/15/45	400	433
Union Pacific Corp.	4.050%	11/15/45	250	269
Union Pacific Corp.	4.050%	3/1/46	500	537
Union Pacific Corp.	4.000%	4/15/47	550	601
Union Pacific Corp.	3.799%	10/1/51	1,257	1,270
Union Pacific Corp.	3.875%	2/1/55	400	404
Union Pacific Corp.	4.375%	11/15/65	800	876
Union Pacific Corp.	4.100%	9/15/67	350	362
7 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	597	627
7 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	645	671
7 United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	205
7 United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,577	1,602
7 United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	400	403
7 United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,550	2,530
United Parcel Service Inc.	5.125%	4/1/19	175	181
United Parcel Service Inc.	3.125%	1/15/21	990	1,015
United Parcel Service Inc.	2.050%	4/1/21	500	497
United Parcel Service Inc.	2.450%	10/1/22	925	922
United Parcel Service Inc.	2.500%	4/1/23	700	695
United Parcel Service Inc.	2.800%	11/15/24	800	794
United Parcel Service Inc.	2.400%	11/15/26	2,075	1,986
United Parcel Service Inc.	3.050%	11/15/27	2,250	2,249
United Parcel Service Inc.	6.200%	1/15/38	820	1,119
United Parcel Service Inc.	4.875%	11/15/40	350	419
United Parcel Service Inc.	3.625%	10/1/42	675	678
United Parcel Service Inc.	3.400%	11/15/46	340	330
United Parcel Service Inc.	3.750%	11/15/47	1,500	1,548
7 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	155	159
7 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	54	57
				2,502,727
Utilities (0.8%)
Electric (0.7%)
12 AEP Texas Inc.	2.400%	10/1/22	300	295

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
12 AEP Texas Inc.	3.800%	10/1/47	250	258
AEP Transmission Co. LLC	3.100%	12/1/26	200	199
AEP Transmission Co. LLC	4.000%	12/1/46	200	213
12 AEP Transmission Co. LLC	3.750%	12/1/47	400	409
Alabama Power Co.	2.450%	3/30/22	975	969
Alabama Power Co.	3.550%	12/1/23	700	726
Alabama Power Co.	6.000%	3/1/39	100	131
Alabama Power Co.	3.850%	12/1/42	125	129
Alabama Power Co.	4.150%	8/15/44	300	325
Alabama Power Co.	3.750%	3/1/45	850	865
Alabama Power Co.	4.300%	1/2/46	300	334
Alabama Power Co.	3.700%	12/1/47	425	433
Ameren Corp.	2.700%	11/15/20	825	826
Ameren Corp.	3.650%	2/15/26	440	449
Ameren Illinois Co.	2.700%	9/1/22	250	251
Ameren Illinois Co.	3.250%	3/1/25	275	280
Ameren Illinois Co.	4.150%	3/15/46	475	524
Ameren Illinois Co.	3.700%	12/1/47	475	488
American Electric Power Co. Inc.	2.150%	11/13/20	300	299
American Electric Power Co. Inc.	3.200%	11/13/27	300	297
Appalachian Power Co.	3.400%	6/1/25	400	408
Appalachian Power Co.	7.000%	4/1/38	260	371
Appalachian Power Co.	4.400%	5/15/44	825	911
Arizona Public Service Co.	3.150%	5/15/25	500	501
Arizona Public Service Co.	2.950%	9/15/27	300	293
Arizona Public Service Co.	5.050%	9/1/41	575	688
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.350%	11/15/45	50	56
Arizona Public Service Co.	3.750%	5/15/46	650	663
Avangrid Inc.	3.150%	12/1/24	545	542
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	917
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	686
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	256
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	200
Berkshire Hathaway Energy Co.	3.750%	11/15/23	500	522
Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	1,031
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,777
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,611
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	238
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	571
Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	644
Black Hills Corp.	3.950%	1/15/26	250	258
Black Hills Corp.	3.150%	1/15/27	325	317
Black Hills Corp.	4.200%	9/15/46	375	386
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,591
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	245
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	142
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	198
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	701
CenterPoint Energy Inc.	2.500%	9/1/22	400	393
Cleco Corporate Holdings LLC	3.743%	5/1/26	700	703
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	303
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,020
Cleveland Electric Illuminating Co.	5.950%	12/15/36	225	280
CMS Energy Corp.	8.750%	6/15/19	150	163
CMS Energy Corp.	6.250%	2/1/20	600	645
CMS Energy Corp.	5.050%	3/15/22	500	542
CMS Energy Corp.	3.450%	8/15/27	275	277
CMS Energy Corp.	4.875%	3/1/44	275	321
Commonwealth Edison Co.	3.400%	9/1/21	250	257
Commonwealth Edison Co.	2.950%	8/15/27	275	272
Commonwealth Edison Co.	5.900%	3/15/36	500	651
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,420

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Edison Co.	4.600%	8/15/43	550	634
Commonwealth Edison Co.	4.700%	1/15/44	900	1,059
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,525
Commonwealth Edison Co.	3.650%	6/15/46	200	202
Commonwealth Edison Co.	3.750%	8/15/47	500	519
Connecticut Light & Power Co.	3.200%	3/15/27	250	253
Connecticut Light & Power Co.	4.300%	4/15/44	1,200	1,346
Connecticut Light & Power Co.	4.150%	6/1/45	75	83
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,225	1,291
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	892
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	277
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	362
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,096
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	399
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	578
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	579
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,743
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	431
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	354
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	375	392
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	82
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	275	285
Consolidated Edison Inc.	2.000%	3/15/20	350	347
Consolidated Edison Inc.	2.000%	5/15/21	300	295
Constellation Energy Group Inc.	5.150%	12/1/20	495	527
Consumers Energy Co.	6.125%	3/15/19	250	261
Consumers Energy Co.	6.700%	9/15/19	300	321
Consumers Energy Co.	2.850%	5/15/22	250	252
Consumers Energy Co.	3.375%	8/15/23	225	232
Consumers Energy Co.	3.250%	8/15/46	550	524
Consumers Energy Co.	3.950%	7/15/47	500	539
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.150%	5/15/45	600	659
Dominion Energy Inc.	1.875%	1/15/19	400	399
Dominion Energy Inc.	2.500%	12/1/19	400	401
Dominion Energy Inc.	2.579%	7/1/20	500	500
Dominion Energy Inc.	4.450%	3/15/21	125	132
Dominion Energy Inc.	2.750%	1/15/22	350	350
Dominion Energy Inc.	2.750%	9/15/22	100	99
Dominion Energy Inc.	3.625%	12/1/24	800	825
Dominion Energy Inc.	3.900%	10/1/25	425	443
Dominion Energy Inc.	6.300%	3/15/33	500	640
Dominion Energy Inc.	5.250%	8/1/33	200	235
Dominion Energy Inc.	4.900%	8/1/41	550	634
Dominion Energy Inc.	4.050%	9/15/42	325	334
Dominion Energy Inc.	4.700%	12/1/44	600	681
7 Dominion Energy Inc.	5.750%	10/1/54	375	406
DTE Electric Co.	3.450%	10/1/20	410	422
DTE Electric Co.	3.375%	3/1/25	150	154
DTE Electric Co.	4.000%	4/1/43	300	322
DTE Electric Co.	4.300%	7/1/44	300	335
DTE Electric Co.	3.700%	6/1/46	750	770
DTE Electric Co.	3.750%	8/15/47	450	467
DTE Energy Co.	1.500%	10/1/19	525	517
DTE Energy Co.	2.400%	12/1/19	350	350
DTE Energy Co.	3.500%	6/1/24	525	537
DTE Energy Co.	2.850%	10/1/26	2,425	2,326
DTE Energy Co.	3.800%	3/15/27	500	516
Duke Energy Carolinas LLC	4.300%	6/15/20	500	523
Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,024
Duke Energy Carolinas LLC	2.950%	12/1/26	850	844
Duke Energy Carolinas LLC	6.000%	12/1/28	300	370
Duke Energy Carolinas LLC	6.100%	6/1/37	425	560
Duke Energy Carolinas LLC	6.000%	1/15/38	325	435

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
Duke Energy Carolinas LLC	5.300%	2/15/40	710	891
Duke Energy Carolinas LLC	4.250%	12/15/41	800	882
Duke Energy Carolinas LLC	4.000%	9/30/42	425	453
Duke Energy Carolinas LLC	3.875%	3/15/46	750	790
Duke Energy Carolinas LLC	3.700%	12/1/47	425	437
Duke Energy Corp.	5.050%	9/15/19	425	443
Duke Energy Corp.	2.400%	8/15/22	1,000	982
Duke Energy Corp.	3.050%	8/15/22	300	303
Duke Energy Corp.	3.950%	10/15/23	225	236
Duke Energy Corp.	3.750%	4/15/24	475	494
Duke Energy Corp.	2.650%	9/1/26	220	210
Duke Energy Corp.	3.150%	8/15/27	800	793
Duke Energy Corp.	4.800%	12/15/45	700	814
Duke Energy Corp.	3.750%	9/1/46	150	148
Duke Energy Corp.	3.950%	8/15/47	500	513
Duke Energy Florida LLC	3.200%	1/15/27	450	455
Duke Energy Florida LLC	6.350%	9/15/37	525	729
Duke Energy Florida LLC	6.400%	6/15/38	600	845
Duke Energy Florida LLC	3.400%	10/1/46	400	388
7 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	131	130
7 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	194
7 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	386
7 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	186
7 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	311
Duke Energy Indiana LLC	3.750%	7/15/20	185	191
Duke Energy Indiana LLC	6.120%	10/15/35	1,475	1,927
Duke Energy Indiana LLC	4.900%	7/15/43	250	300
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,130
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,252
Duke Energy Progress Llc	5.300%	1/15/19	675	697
Duke Energy Progress Llc	3.000%	9/15/21	750	764
Duke Energy Progress Llc	2.800%	5/15/22	350	353
Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,757
Duke Energy Progress LLC	4.375%	3/30/44	525	591
Duke Energy Progress LLC	4.150%	12/1/44	300	329
Duke Energy Progress LLC	4.200%	8/15/45	525	577
Duke Energy Progress LLC	3.700%	10/15/46	175	179
Edison International	2.125%	4/15/20	975	966
Edison International	2.400%	9/15/22	150	146
Edison International	2.950%	3/15/23	950	943
El Paso Electric Co.	6.000%	5/15/35	175	208
El Paso Electric Co.	5.000%	12/1/44	250	269
Emera US Finance LP	2.150%	6/15/19	150	149
Emera US Finance LP	2.700%	6/15/21	275	273
Emera US Finance LP	3.550%	6/15/26	375	375
Emera US Finance LP	4.750%	6/15/46	1,825	2,002
Enel Americas SA	4.000%	10/25/26	200	203
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,294
Entergy Arkansas Inc.	3.500%	4/1/26	150	154
Entergy Corp.	4.000%	7/15/22	500	522
Entergy Corp.	2.950%	9/1/26	575	557
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,727
Entergy Louisiana LLC	5.400%	11/1/24	175	199
Entergy Louisiana LLC	2.400%	10/1/26	500	470
Entergy Louisiana LLC	3.120%	9/1/27	350	349
Entergy Louisiana LLC	3.250%	4/1/28	300	300
Entergy Louisiana LLC	3.050%	6/1/31	1,025	990
Entergy Louisiana LLC	4.950%	1/15/45	400	417
Entergy Mississippi Inc.	2.850%	6/1/28	750	725
Entergy Texas Inc.	7.125%	2/1/19	300	315
Eversource Energy	4.500%	11/15/19	2,357	2,443
Eversource Energy	2.750%	3/15/22	350	349
Eversource Energy	2.900%	10/1/24	275	273

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Exelon Corp.	2.850%	6/15/20	225	227
Exelon Corp.	2.450%	4/15/21	250	248
Exelon Corp.	3.497%	6/1/22	500	508
Exelon Corp.	3.950%	6/15/25	600	624
Exelon Corp.	3.400%	4/15/26	1,500	1,503
Exelon Corp.	4.950%	6/15/35	800	915
Exelon Corp.	5.625%	6/15/35	365	446
Exelon Corp.	5.100%	6/15/45	200	236
Exelon Corp.	4.450%	4/15/46	500	543
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	1,010
Exelon Generation Co. LLC	4.000%	10/1/20	575	593
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,069
Exelon Generation Co. LLC	4.250%	6/15/22	400	420
Exelon Generation Co. LLC	5.750%	10/1/41	300	329
Exelon Generation Co. LLC	5.600%	6/15/42	1,171	1,281
FirstEnergy Corp.	2.850%	7/15/22	450	445
FirstEnergy Corp.	4.250%	3/15/23	200	209
FirstEnergy Corp.	3.900%	7/15/27	1,450	1,483
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,778
FirstEnergy Corp.	4.850%	7/15/47	950	1,053
Florida Power & Light Co.	2.750%	6/1/23	325	324
Florida Power & Light Co.	3.250%	6/1/24	300	308
Florida Power & Light Co.	5.625%	4/1/34	225	283
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	5.950%	2/1/38	175	235
Florida Power & Light Co.	5.960%	4/1/39	225	307
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,846
Florida Power & Light Co.	4.050%	6/1/42	475	518
Florida Power & Light Co.	3.800%	12/15/42	925	964
Florida Power & Light Co.	4.050%	10/1/44	500	547
Florida Power & Light Co.	3.700%	12/1/47	550	573
Fortis Inc.	2.100%	10/4/21	200	195
Fortis Inc.	3.055%	10/4/26	1,775	1,713
Georgia Power Co.	2.000%	3/30/20	350	348
Georgia Power Co.	2.000%	9/8/20	300	298
Georgia Power Co.	2.400%	4/1/21	875	872
Georgia Power Co.	2.850%	5/15/22	300	301
Georgia Power Co.	3.250%	4/1/26	1,800	1,802
Georgia Power Co.	3.250%	3/30/27	550	551
Georgia Power Co.	5.950%	2/1/39	150	190
Georgia Power Co.	4.750%	9/1/40	375	416
Georgia Power Co.	4.300%	3/15/42	875	939
Georgia Power Co.	4.300%	3/15/43	250	266
Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,156
Gulf Power Co.	3.300%	5/30/27	250	252
Iberdrola International BV	6.750%	7/15/36	175	229
Indiana Michigan Power Co.	7.000%	3/15/19	300	316
Indiana Michigan Power Co.	3.750%	7/1/47	550	559
Interstate Power & Light Co.	3.250%	12/1/24	450	456
Interstate Power & Light Co.	6.250%	7/15/39	100	134
Interstate Power & Light Co.	3.700%	9/15/46	400	400
12 ITC Holdings Corp.	2.700%	11/15/22	400	399
ITC Holdings Corp.	3.650%	6/15/24	300	307
12 ITC Holdings Corp.	3.350%	11/15/27	400	400
ITC Holdings Corp.	5.300%	7/1/43	1,300	1,570
7 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	161	179
Kansas City Power & Light Co.	6.050%	11/15/35	200	251
Kansas City Power & Light Co.	5.300%	10/1/41	830	998
Kansas City Power & Light Co.	4.200%	6/15/47	225	238
Kentucky Utilities Co.	3.250%	11/1/20	200	204
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,186
Louisville Gas & Electric Co.	3.300%	10/1/25	250	256
MidAmerican Energy Co.	3.100%	5/1/27	450	452
MidAmerican Energy Co.	6.750%	12/30/31	725	980

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Co.	4.800%	9/15/43	275	329
MidAmerican Energy Co.	3.950%	8/1/47	375	400
Mississippi Power Co.	4.250%	3/15/42	375	366
National Rural Utilities Cooperative Finance Corp.	1.650%	2/8/19	1,050	1,046
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	75
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,250	1,244
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	899
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	1,300	1,299
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	675	674
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,200	1,207
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	76
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	833
7 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	104
7 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	345
Nevada Power Co.	6.650%	4/1/36	410	564
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	200
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	479
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,412
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	400	400
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	1,018
7 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	451
Northern States Power Co.	2.200%	8/15/20	200	200
Northern States Power Co.	6.250%	6/1/36	650	882
Northern States Power Co.	6.200%	7/1/37	250	339
Northern States Power Co.	5.350%	11/1/39	375	471
Northern States Power Co.	3.400%	8/15/42	360	354
Northern States Power Co.	4.125%	5/15/44	100	110
Northern States Power Co.	4.000%	8/15/45	200	216
NorthWestern Corp.	4.176%	11/15/44	250	271
NSTAR Electric Co.	2.375%	10/15/22	125	123
NSTAR Electric Co.	3.200%	5/15/27	550	556
NSTAR Electric Co.	5.500%	3/15/40	550	700
NV Energy Inc.	6.250%	11/15/20	225	247
Oglethorpe Power Corp.	6.100%	3/15/19	200	208
Oglethorpe Power Corp.	5.950%	11/1/39	100	127
Oglethorpe Power Corp.	5.375%	11/1/40	630	740
Ohio Power Co.	5.375%	10/1/21	575	633
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	242
Oklahoma Gas & Electric Co.	3.850%	8/15/47	925	959
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,072
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	605
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	236
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	274
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,413
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	495
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	575
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	501
12 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	260
Pacific Gas & Electric Co.	3.500%	10/1/20	610	626
Pacific Gas & Electric Co.	4.250%	5/15/21	225	236
Pacific Gas & Electric Co.	2.450%	8/15/22	225	220
Pacific Gas & Electric Co.	3.250%	6/15/23	525	529
Pacific Gas & Electric Co.	3.750%	2/15/24	350	363
Pacific Gas & Electric Co.	3.400%	8/15/24	625	633
12 Pacific Gas & Electric Co.	3.300%	12/1/27	925	917
Pacific Gas & Electric Co.	6.050%	3/1/34	2,335	2,925
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,282
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,319
Pacific Gas & Electric Co.	4.450%	4/15/42	800	862
Pacific Gas & Electric Co.	4.600%	6/15/43	275	300
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,114
Pacific Gas & Electric Co.	4.300%	3/15/45	475	496
Pacific Gas & Electric Co.	4.250%	3/15/46	375	395
Pacific Gas & Electric Co.	4.000%	12/1/46	675	691

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
12 Pacific Gas & Electric Co.	3.950%	12/1/47	675	671
PacifiCorp	2.950%	2/1/22	1,000	1,016
PacifiCorp	3.600%	4/1/24	500	523
PacifiCorp	5.250%	6/15/35	475	578
PacifiCorp	6.100%	8/1/36	500	665
PacifiCorp	5.750%	4/1/37	410	528
PacifiCorp	6.250%	10/15/37	600	821
PacifiCorp	4.100%	2/1/42	650	704
PECO Energy Co.	2.375%	9/15/22	225	223
Pennsylvania Electric Co.	5.200%	4/1/20	205	216
PG&E Corp.	2.400%	3/1/19	1,650	1,651
Pinnacle West Capital Corp.	2.250%	11/30/20	325	323
Potomac Electric Power Co.	6.500%	11/15/37	400	556
Potomac Electric Power Co.	4.150%	3/15/43	550	599
PPL Capital Funding Inc.	3.500%	12/1/22	375	385
PPL Capital Funding Inc.	3.950%	3/15/24	225	235
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,696
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,511
PPL Electric Utilities Corp.	6.250%	5/15/39	225	309
PPL Electric Utilities Corp.	4.750%	7/15/43	200	238
PPL Electric Utilities Corp.	4.150%	10/1/45	275	305
PPL Electric Utilities Corp.	3.950%	6/1/47	350	378
Progress Energy Inc.	3.150%	4/1/22	1,500	1,514
Progress Energy Inc.	7.750%	3/1/31	625	874
Progress Energy Inc.	7.000%	10/30/31	200	267
Progress Energy Inc.	6.000%	12/1/39	510	666
PSEG Power LLC	5.125%	4/15/20	150	158
PSEG Power LLC	3.000%	6/15/21	325	327
Public Service Co. of Colorado	5.125%	6/1/19	175	181
Public Service Co. of Colorado	3.200%	11/15/20	700	714
Public Service Co. of Colorado	3.600%	9/15/42	225	227
Public Service Co. of Colorado	4.300%	3/15/44	200	223
Public Service Co. of Colorado	3.800%	6/15/47	250	262
Public Service Co. of New Hampshire	3.500%	11/1/23	150	155
Public Service Co. of Oklahoma	5.150%	12/1/19	600	629
Public Service Electric & Gas Co.	1.900%	3/15/21	200	197
Public Service Electric & Gas Co.	2.375%	5/15/23	225	221
Public Service Electric & Gas Co.	3.000%	5/15/25	500	500
Public Service Electric & Gas Co.	3.000%	5/15/27	250	249
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,644
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,058
Public Service Electric & Gas Co.	3.600%	12/1/47	275	281
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	470
Puget Energy Inc.	6.500%	12/15/20	250	276
Puget Energy Inc.	6.000%	9/1/21	400	443
Puget Energy Inc.	3.650%	5/15/25	1,550	1,587
Puget Sound Energy Inc.	6.274%	3/15/37	450	606
Puget Sound Energy Inc.	5.757%	10/1/39	495	645
Puget Sound Energy Inc.	5.638%	4/15/41	390	501
Puget Sound Energy Inc.	4.300%	5/20/45	350	395
San Diego Gas & Electric Co.	3.000%	8/15/21	150	152
San Diego Gas & Electric Co.	2.500%	5/15/26	350	336
San Diego Gas & Electric Co.	4.500%	8/15/40	255	298
San Diego Gas & Electric Co.	3.750%	6/1/47	350	367
SCANA Corp.	4.750%	5/15/21	230	238
Sierra Pacific Power Co.	2.600%	5/1/26	300	290
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	507
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	187
South Carolina Electric & Gas Co.	5.450%	2/1/41	250	296
South Carolina Electric & Gas Co.	4.350%	2/1/42	375	393
South Carolina Electric & Gas Co.	4.600%	6/15/43	300	325
South Carolina Electric & Gas Co.	4.100%	6/15/46	830	846
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	312
South Carolina Electric & Gas Co.	5.100%	6/1/65	375	428

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	3.875%	6/1/21	350	364
7 Southern California Edison Co.	1.845%	2/1/22	225	220
Southern California Edison Co.	3.500%	10/1/23	300	311
Southern California Edison Co.	6.650%	4/1/29	225	288
Southern California Edison Co.	5.750%	4/1/35	508	648
Southern California Edison Co.	5.350%	7/15/35	1,135	1,388
Southern California Edison Co.	4.500%	9/1/40	205	230
Southern California Edison Co.	4.050%	3/15/42	425	456
Southern California Edison Co.	3.900%	3/15/43	475	500
Southern California Edison Co.	4.650%	10/1/43	455	533
Southern California Edison Co.	3.600%	2/1/45	150	151
Southern California Edison Co.	4.000%	4/1/47	550	591
Southern Co.	1.850%	7/1/19	325	323
Southern Co.	2.150%	9/1/19	850	845
Southern Co.	2.750%	6/15/20	450	453
Southern Co.	2.350%	7/1/21	600	597
Southern Co.	2.950%	7/1/23	525	522
Southern Co.	3.250%	7/1/26	1,375	1,349
Southern Co.	4.250%	7/1/36	1,325	1,392
Southern Co.	4.400%	7/1/46	1,175	1,254
Southern Power Co.	1.950%	12/15/19	350	347
Southern Power Co.	2.375%	6/1/20	100	100
Southern Power Co.	2.500%	12/15/21	300	297
Southern Power Co.	4.150%	12/1/25	375	395
Southern Power Co.	5.150%	9/15/41	685	766
Southern Power Co.	5.250%	7/15/43	500	569
Southern Power Co.	4.950%	12/15/46	300	328
Southwestern Electric Power Co.	6.450%	1/15/19	250	260
Southwestern Electric Power Co.	2.750%	10/1/26	300	288
Southwestern Electric Power Co.	6.200%	3/15/40	75	100
Southwestern Electric Power Co.	3.900%	4/1/45	1,400	1,435
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,898
Southwestern Public Service Co.	4.500%	8/15/41	350	400
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,410
Southwestern Public Service Co.	3.700%	8/15/47	250	256
Tampa Electric Co.	5.400%	5/15/21	175	189
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	150	199
Tampa Electric Co.	4.350%	5/15/44	250	271
TECO Finance Inc.	5.150%	3/15/20	225	237
TransAlta Corp.	4.500%	11/15/22	325	330
TransAlta Corp.	6.500%	3/15/40	250	249
Tucson Electric Power Co.	3.050%	3/15/25	200	196
UIL Holdings Corp.	4.625%	10/1/20	300	314
Union Electric Co.	6.700%	2/1/19	235	246
Union Electric Co.	3.500%	4/15/24	1,450	1,503
Union Electric Co.	2.950%	6/15/27	300	297
Union Electric Co.	3.900%	9/15/42	425	445
Union Electric Co.	3.650%	4/15/45	575	584
Virginia Electric & Power Co.	2.950%	1/15/22	750	761
Virginia Electric & Power Co.	3.450%	2/15/24	500	515
Virginia Electric & Power Co.	3.100%	5/15/25	500	502
Virginia Electric & Power Co.	2.950%	11/15/26	300	297
Virginia Electric & Power Co.	3.500%	3/15/27	1,225	1,265
Virginia Electric & Power Co.	6.000%	1/15/36	500	652
Virginia Electric & Power Co.	6.000%	5/15/37	550	723
Virginia Electric & Power Co.	6.350%	11/30/37	600	821
Virginia Electric & Power Co.	8.875%	11/15/38	450	775
Virginia Electric & Power Co.	4.000%	1/15/43	850	899
Virginia Electric & Power Co.	4.450%	2/15/44	700	789
Virginia Electric & Power Co.	4.200%	5/15/45	255	279
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	1,063
Virginia Electric & Power Co.	3.800%	9/15/47	425	441
WEC Energy Group Inc.	2.450%	6/15/20	250	250

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WEC Energy Group Inc.	3.550%	6/15/25	750	767
Westar Energy Inc.	2.550%	7/1/26	575	553
Westar Energy Inc.	3.100%	4/1/27	425	425
Westar Energy Inc.	4.125%	3/1/42	425	457
Westar Energy Inc.	4.100%	4/1/43	325	349
Westar Energy Inc.	4.250%	12/1/45	100	110
Wisconsin Electric Power Co.	2.950%	9/15/21	635	642
Wisconsin Electric Power Co.	5.625%	5/15/33	200	243
Wisconsin Electric Power Co.	4.250%	6/1/44	100	110
Wisconsin Electric Power Co.	4.300%	12/15/45	125	138
Wisconsin Power & Light Co.	6.375%	8/15/37	300	406
Wisconsin Public Service Corp.	3.671%	12/1/42	75	76
Xcel Energy Inc.	4.700%	5/15/20	305	318
Xcel Energy Inc.	2.600%	3/15/22	275	274
Xcel Energy Inc.	3.300%	6/1/25	150	152
Xcel Energy Inc.	3.350%	12/1/26	275	279
Xcel Energy Inc.	6.500%	7/1/36	610	828
Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,224
Atmos Energy Corp.	3.000%	6/15/27	375	372
Atmos Energy Corp.	5.500%	6/15/41	800	1,012
Atmos Energy Corp.	4.125%	10/15/44	200	219
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	277
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	864
CenterPoint Energy Resources Corp.	4.100%	9/1/47	225	236
KeySpan Corp.	5.803%	4/1/35	225	277
NiSource Finance Corp.	6.800%	1/15/19	85	89
NiSource Finance Corp.	5.450%	9/15/20	350	374
NiSource Finance Corp.	2.650%	11/17/22	300	298
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,119
NiSource Finance Corp.	5.950%	6/15/41	500	639
NiSource Finance Corp.	4.800%	2/15/44	200	227
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,286
ONE Gas Inc.	2.070%	2/1/19	300	299
ONE Gas Inc.	4.658%	2/1/44	125	143
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	171
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	344
Sempra Energy	9.800%	2/15/19	250	270
Sempra Energy	1.625%	10/7/19	400	395
Sempra Energy	2.400%	3/15/20	300	300
Sempra Energy	2.850%	11/15/20	1,225	1,231
Sempra Energy	4.050%	12/1/23	775	810
Sempra Energy	3.750%	11/15/25	1,330	1,361
Sempra Energy	3.250%	6/15/27	575	570
Sempra Energy	6.000%	10/15/39	705	909
Southern California Gas Co.	2.600%	6/15/26	750	728
Southern California Gas Co.	3.750%	9/15/42	800	831
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,200	1,224
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	436
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	369
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	155
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	132
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	447
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	537
Southwest Gas Corp.	3.800%	9/29/46	250	252
Washington Gas Light Co.	3.796%	9/15/46	350	361
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,661
American Water Capital Corp.	2.950%	9/1/27	475	470
American Water Capital Corp.	6.593%	10/15/37	500	699
American Water Capital Corp.	4.300%	12/1/42	125	137
American Water Capital Corp.	4.000%	12/1/46	500	532
American Water Capital Corp.	3.750%	9/1/47	475	487

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Utilities plc	5.375%	2/1/19	300	309
Veolia Environnement SA	6.750%	6/1/38	325	427
288,920
Total Corporate Bonds (Cost $3,920,599)	4,055,659
Sovereign Bonds (1.9%)
African Development Bank	1.000%	5/15/19	1,200	1,184
African Development Bank	1.375%	2/12/20	350	345
African Development Bank	1.875%	3/16/20	1,700	1,694
African Development Bank	1.250%	7/26/21	1,700	1,641
African Development Bank	2.375%	9/23/21	1,850	1,858
African Development Bank	2.125%	11/16/22	2,000	1,971
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	249
Asian Development Bank	1.375%	1/15/19	1,000	994
Asian Development Bank	1.750%	3/21/19	575	574
Asian Development Bank	1.875%	4/12/19	1,550	1,548
Asian Development Bank	1.000%	8/16/19	450	443
Asian Development Bank	1.750%	1/10/20	2,000	1,988
Asian Development Bank	1.500%	1/22/20	2,500	2,473
Asian Development Bank	1.375%	3/23/20	2,250	2,217
Asian Development Bank	1.625%	5/5/20	7,500	7,426
Asian Development Bank	1.625%	3/16/21	3,100	3,046
Asian Development Bank	1.750%	6/8/21	2,700	2,657
Asian Development Bank	2.000%	2/16/22	3,500	3,462
Asian Development Bank	1.875%	2/18/22	1,850	1,812
Asian Development Bank	1.750%	9/13/22	2,000	1,942
Asian Development Bank	2.000%	1/22/25	1,000	968
Asian Development Bank	2.000%	4/24/26	400	384
Asian Development Bank	2.625%	1/12/27	800	803
Asian Development Bank	2.500%	11/2/27	2,985	2,956
Canada	1.625%	2/27/19	2,310	2,305
Canada	2.000%	11/15/22	5,340	5,265
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,929
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,494
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,815
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,055
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	451
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,792
Corp. Andina de Fomento	8.125%	6/4/19	880	949
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,504
Corp. Andina de Fomento	4.375%	6/15/22	2,775	2,950
Corp. Andina de Fomento	2.750%	1/6/23	775	768
Council Of Europe Development Bank	1.500%	5/17/19	1,200	1,193
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,287
Council Of Europe Development Bank	1.625%	3/16/21	600	589
Ecopetrol SA	5.875%	9/18/23	1,300	1,438
Ecopetrol SA	4.125%	1/16/25	1,475	1,486
Ecopetrol SA	5.375%	6/26/26	1,575	1,693
Ecopetrol SA	7.375%	9/18/43	700	839
Ecopetrol SA	5.875%	5/28/45	1,075	1,091
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	200	204
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,043
European Bank for Reconstruction & Development	0.875%	7/22/19	2,500	2,448
European Bank for Reconstruction & Development	1.750%	11/26/19	500	497
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,630
European Bank for Reconstruction & Development	2.000%	2/1/21	1,200	1,193
European Bank for Reconstruction & Development	1.875%	7/15/21	2,200	2,180
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,280
European Investment Bank	1.875%	3/15/19	4,400	4,395
European Investment Bank	1.750%	6/17/19	4,675	4,659
European Investment Bank	1.125%	8/15/19	3,180	3,137
European Investment Bank	1.625%	3/16/20	4,100	4,061
European Investment Bank	1.750%	5/15/20	4,500	4,467

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.375%	6/15/20	3,100	3,046
European Investment Bank	1.625%	8/14/20	3,600	3,556
European Investment Bank	2.875%	9/15/20	5,000	5,095
European Investment Bank	1.625%	12/15/20	2,500	2,463
European Investment Bank	4.000%	2/16/21	4,000	4,216
European Investment Bank	2.000%	3/15/21	6,100	6,063
European Investment Bank	2.500%	4/15/21	3,650	3,678
European Investment Bank	1.375%	9/15/21	300	290
European Investment Bank	2.125%	10/15/21	350	348
European Investment Bank	2.250%	3/15/22	2,800	2,791
European Investment Bank	2.375%	6/15/22	4,800	4,802
European Investment Bank	2.250%	8/15/22	1,000	995
European Investment Bank	2.000%	12/15/22	7,525	7,382
European Investment Bank	3.250%	1/29/24	1,550	1,617
European Investment Bank	1.875%	2/10/25	2,600	2,488
European Investment Bank	2.125%	4/13/26	3,000	2,902
European Investment Bank	2.375%	5/24/27	800	784
European Investment Bank	4.875%	2/15/36	1,200	1,571
Export Development Canada	1.250%	2/4/19	800	794
12 Export Development Canada	1.500%	4/4/19	200	199
13 Export Development Canada	1.750%	8/19/19	200	199
Export Development Canada	1.625%	1/17/20	1,500	1,487
Export Development Canada	1.625%	6/1/20	250	245
Export Development Canada	2.000%	11/30/20	2,240	2,231
Export Development Canada	1.500%	5/26/21	1,625	1,587
Export Development Canada	1.375%	10/21/21	2,800	2,711
Export-Import Bank of Korea	1.750%	2/27/18	300	300
Export-Import Bank of Korea	1.750%	5/26/19	1,000	989
Export-Import Bank of Korea	2.375%	8/12/19	600	597
Export-Import Bank of Korea	1.500%	10/21/19	800	783
Export-Import Bank of Korea	2.500%	11/1/20	700	692
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,030
Export-Import Bank of Korea	2.500%	5/10/21	1,000	985
Export-Import Bank of Korea	1.875%	10/21/21	1,000	959
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,483
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,588
Export-Import Bank of Korea	3.000%	11/1/22	1,000	995
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,202
Export-Import Bank of Korea	3.250%	11/10/25	300	299
Export-Import Bank of Korea	2.625%	5/26/26	600	571
FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,066
14 FMS Wertmanagement AoeR	1.750%	1/24/20	2,200	2,187
FMS Wertmanagement AoeR	1.750%	3/17/20	750	745
FMS Wertmanagement AoeR	2.000%	8/1/22	4,090	4,029
Hydro-Quebec	8.400%	1/15/22	1,235	1,492
Hydro-Quebec	8.050%	7/7/24	1,175	1,518
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,217
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	593
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	249
Inter-American Development Bank	1.000%	5/13/19	2,800	2,765
Inter-American Development Bank	3.875%	9/17/19	3,910	4,033
Inter-American Development Bank	1.250%	10/15/19	1,700	1,677
Inter-American Development Bank	1.750%	10/15/19	2,200	2,190
Inter-American Development Bank	3.875%	2/14/20	500	518
Inter-American Development Bank	1.625%	5/12/20	2,500	2,475
Inter-American Development Bank	1.875%	6/16/20	1,000	995
Inter-American Development Bank	2.125%	11/9/20	1,950	1,950
Inter-American Development Bank	2.125%	1/18/22	3,000	2,983
Inter-American Development Bank	1.750%	4/14/22	3,500	3,423
Inter-American Development Bank	1.750%	9/14/22	3,300	3,203
Inter-American Development Bank	3.000%	2/21/24	2,600	2,673
Inter-American Development Bank	7.000%	6/15/25	250	316
Inter-American Development Bank	2.000%	6/2/26	4,375	4,173
Inter-American Development Bank	2.375%	7/7/27	800	786

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Inter-American Development Bank	3.875%	10/28/41	800	915
Inter-American Development Bank	3.200%	8/7/42	50	51
Inter-American Development Bank	4.375%	1/24/44	450	551
International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,296
International Bank for Reconstruction & Development	1.250%	7/26/19	4,500	4,451
International Bank for Reconstruction & Development	0.875%	8/15/19	3,575	3,513
International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,497
International Bank for Reconstruction & Development	1.125%	11/27/19	1,750	1,720
International Bank for Reconstruction & Development	1.875%	4/21/20	13,500	13,455
International Bank for Reconstruction & Development	1.625%	9/4/20	4,435	4,380
International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,200
International Bank for Reconstruction & Development	1.625%	3/9/21	600	590
International Bank for Reconstruction & Development	1.375%	5/24/21	4,000	3,890
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,702
International Bank for Reconstruction & Development	1.375%	9/20/21	4,500	4,361
International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,125
International Bank for Reconstruction & Development	2.000%	1/26/22	7,100	7,022
International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,975
International Bank for Reconstruction & Development	7.625%	1/19/23	25	31
International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,506
International Bank for Reconstruction & Development	2.500%	7/29/25	2,500	2,493
International Bank for Reconstruction & Development	4.750%	2/15/35	450	578
International Finance Corp.	1.750%	9/16/19	1,100	1,095
International Finance Corp.	1.750%	3/30/20	2,000	1,988
International Finance Corp.	1.625%	7/16/20	1,000	988
International Finance Corp.	2.000%	10/24/22	200	197
International Finance Corp.	2.125%	4/7/26	2,405	2,327
15 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	999
15 Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,596
15 Japan Bank for International Cooperation	1.750%	5/28/20	4,500	4,427
15 Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,292
15 Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,261
15 Japan Bank for International Cooperation	2.125%	11/16/20	3,050	3,025
15 Japan Bank for International Cooperation	1.500%	7/21/21	2,200	2,123
15 Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,860
15 Japan Bank for International Cooperation	2.500%	6/1/22	700	697
15 Japan Bank for International Cooperation	2.375%	7/21/22	1,000	988
15 Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,389
15 Japan Bank for International Cooperation	3.000%	5/29/24	650	661
15 Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,303
15 Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,507
15 Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,680
15 Japan International Cooperation Agency	2.750%	4/27/27	700	690
14 KFW	1.875%	4/1/19	3,925	3,921
14 KFW	4.875%	6/17/19	4,775	4,973
14 KFW	1.000%	7/15/19	5,500	5,411
14 KFW	1.500%	9/9/19	2,700	2,677
14 KFW	1.750%	10/15/19	1,300	1,294
14 KFW	4.000%	1/27/20	150	156
14 KFW	1.750%	3/31/20	5,500	5,459
14 KFW	1.500%	4/20/20	3,550	3,502
14 KFW	1.625%	5/29/20	8,100	8,010
14 KFW	2.750%	9/8/20	3,000	3,049
14 KFW	2.750%	10/1/20	3,200	3,252
14 KFW	1.875%	12/15/20	3,045	3,028
14 KFW	1.500%	6/15/21	7,100	6,923
14 KFW	2.375%	8/25/21	2,710	2,720
14 KFW	1.750%	9/15/21	1,220	1,197
14 KFW	2.625%	1/25/22	1,500	1,519
14 KFW	2.125%	3/7/22	7,150	7,099
14 KFW	2.125%	6/15/22	6,400	6,346
14 KFW	2.000%	10/4/22	2,150	2,116
14 KFW	2.125%	1/17/23	1,750	1,729
14 KFW	2.500%	11/20/24	3,800	3,789

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
14 KFW	2.000%	5/2/25	2,500	2,411
14 KFW	0.000%	4/18/36	500	292
Korea Development Bank	4.625%	11/16/21	1,375	1,456
Korea Development Bank	2.625%	2/27/22	1,300	1,281
Korea Development Bank	3.000%	9/14/22	1,500	1,495
Korea Development Bank	2.750%	3/19/23	600	589
Korea Development Bank	3.750%	1/22/24	1,500	1,553
14 Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	349
14 Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	420
14 Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	974
14 Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,575	1,558
14 Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,418
14 Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	965
14 Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	773
14 Landwirtschaftliche Rentenbank	2.500%	11/15/27	4,295	4,256
Nexen Energy ULC	7.875%	3/15/32	100	142
Nexen Energy ULC	5.875%	3/10/35	410	502
Nexen Energy ULC	6.400%	5/15/37	800	1,040
Nexen Energy ULC	7.500%	7/30/39	625	925
Nordic Investment Bank	1.875%	6/14/19	850	849
Nordic Investment Bank	1.500%	8/9/19	1,300	1,291
Nordic Investment Bank	1.625%	11/20/20	1,600	1,576
Nordic Investment Bank	2.125%	2/1/22	500	497
North American Development Bank	4.375%	2/11/20	650	677
North American Development Bank	2.400%	10/26/22	350	348
16 Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,185
16 Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,377
16 Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,963
16 Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	791
16 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,001
7 Oriental Republic of Uruguay	8.000%	11/18/22	2,575	3,109
7 Oriental Republic of Uruguay	4.500%	8/14/24	500	542
7 Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,157
7 Oriental Republic of Uruguay	7.625%	3/21/36	1,125	1,603
7 Oriental Republic of Uruguay	4.125%	11/20/45	2,029	2,037
7 Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,389
Petroleos Mexicanos	5.500%	2/4/19	1,250	1,290
Petroleos Mexicanos	6.000%	3/5/20	450	479
Petroleos Mexicanos	3.500%	7/23/20	500	508
Petroleos Mexicanos	5.500%	1/21/21	1,730	1,844
Petroleos Mexicanos	6.375%	2/4/21	6,429	7,001
Petroleos Mexicanos	4.875%	1/24/22	6,525	6,805
Petroleos Mexicanos	3.500%	1/30/23	950	932
Petroleos Mexicanos	4.625%	9/21/23	1,621	1,665
Petroleos Mexicanos	4.875%	1/18/24	1,750	1,821
7 Petroleos Mexicanos	2.290%	2/15/24	130	130
Petroleos Mexicanos	2.378%	4/15/25	150	149
Petroleos Mexicanos	4.500%	1/23/26	175	176
Petroleos Mexicanos	6.875%	8/4/26	2,666	3,020
12 Petroleos Mexicanos	6.500%	3/13/27	3,650	3,989
12 Petroleos Mexicanos	6.500%	3/13/27	2,900	3,169
Petroleos Mexicanos	6.625%	6/15/35	1,000	1,071
Petroleos Mexicanos	6.625%	6/15/38	375	390
Petroleos Mexicanos	6.500%	6/2/41	300	310
Petroleos Mexicanos	5.500%	6/27/44	1,111	1,026
Petroleos Mexicanos	6.375%	1/23/45	1,000	1,005
Petroleos Mexicanos	5.625%	1/23/46	3,898	3,600
12 Petroleos Mexicanos	6.750%	9/21/47	3,000	3,141
Petroleos Mexicanos	6.750%	9/21/47	4,754	4,977
17 Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	140	211
Province of Alberta	1.900%	12/6/19	1,500	1,491
Province of Alberta	2.200%	7/26/22	2,000	1,971
Province of British Columbia	2.650%	9/22/21	500	505
Province of British Columbia	2.000%	10/23/22	300	294

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of British Columbia	2.250%	6/2/26	1,200	1,162
Province of Manitoba	2.100%	9/6/22	300	294
Province of Manitoba	3.050%	5/14/24	1,600	1,631
Province of Manitoba	2.125%	6/22/26	850	801
Province of New Brunswick	2.500%	12/12/22	400	399
Province of Ontario	1.625%	1/18/19	4,000	3,986
Province of Ontario	2.000%	1/30/19	2,875	2,876
Province of Ontario	1.250%	6/17/19	800	790
Province of Ontario	1.650%	9/27/19	1,925	1,909
Province of Ontario	4.000%	10/7/19	850	877
Province of Ontario	4.400%	4/14/20	975	1,022
Province of Ontario	2.400%	2/8/22	700	698
Province of Ontario	2.250%	5/18/22	4,100	4,057
Province of Ontario	2.450%	6/29/22	100	100
Province of Ontario	2.200%	10/3/22	500	493
Province of Ontario	3.200%	5/16/24	1,000	1,030
Province of Ontario	2.500%	4/27/26	1,000	980
Province of Quebec	3.500%	7/29/20	1,530	1,578
Province of Quebec	2.750%	8/25/21	1,375	1,390
Province of Quebec	2.375%	1/31/22	500	498
Province of Quebec	2.625%	2/13/23	2,050	2,054
Province of Quebec	7.125%	2/9/24	1,400	1,722
Province of Quebec	2.875%	10/16/24	700	707
Province of Quebec	2.500%	4/20/26	700	687
Province of Quebec	2.750%	4/12/27	3,250	3,225
Province of Quebec	7.500%	9/15/29	1,075	1,523
Republic of Chile	2.250%	10/30/22	525	517
Republic of Chile	3.125%	1/21/26	2,010	2,034
Republic of Chile	3.860%	6/21/47	2,175	2,236
Republic of Colombia	7.375%	3/18/19	825	874
Republic of Colombia	4.375%	7/12/21	2,130	2,245
7 Republic of Colombia	2.625%	3/15/23	1,125	1,097
Republic of Colombia	4.000%	2/26/24	4,980	5,159
Republic of Colombia	8.125%	5/21/24	400	508
7 Republic of Colombia	4.500%	1/28/26	500	535
7 Republic of Colombia	3.875%	4/25/27	1,275	1,298
Republic of Colombia	10.375%	1/28/33	500	790
Republic of Colombia	7.375%	9/18/37	1,000	1,350
Republic of Colombia	6.125%	1/18/41	1,275	1,551
7 Republic of Colombia	5.625%	2/26/44	533	610
7 Republic of Colombia	5.000%	6/15/45	4,729	5,001
Republic of Hungary	6.250%	1/29/20	1,300	1,393
Republic of Hungary	6.375%	3/29/21	11,650	12,946
Republic of Hungary	7.625%	3/29/41	550	863
Republic of Indonesia	2.950%	1/11/23	700	697
Republic of Indonesia	3.500%	1/11/28	800	798
Republic of Indonesia	4.350%	1/11/48	700	711
Republic of Italy	6.875%	9/27/23	1,700	2,001
Republic of Italy	5.375%	6/15/33	1,400	1,646
Republic of Korea	7.125%	4/16/19	1,150	1,218
Republic of Korea	3.875%	9/11/23	850	889
Republic of Korea	2.750%	1/19/27	2,800	2,735
Republic of Panama	5.200%	1/30/20	2,045	2,155
7 Republic of Panama	4.000%	9/22/24	600	637
7 Republic of Panama	3.750%	3/16/25	1,450	1,506
Republic of Panama	7.125%	1/29/26	900	1,147
Republic of Panama	9.375%	4/1/29	1,050	1,590
7 Republic of Panama	6.700%	1/26/36	2,284	3,054
7 Republic of Panama	4.500%	5/15/47	1,700	1,830
7 Republic of Panama	4.300%	4/29/53	250	260
Republic of Peru	8.750%	11/21/33	4,635	7,327
7 Republic of Peru	6.550%	3/14/37	600	814
Republic of Peru	5.625%	11/18/50	1,275	1,645
Republic of Poland	6.375%	7/15/19	3,340	3,541

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Poland	5.125%	4/21/21	2,725	2,950
Republic of Poland	5.000%	3/23/22	1,415	1,549
Republic of Poland	3.000%	3/17/23	2,000	2,033
Republic of Poland	4.000%	1/22/24	1,225	1,306
Republic of Poland	3.250%	4/6/26	150	153
Republic of the Philippines	8.375%	6/17/19	800	874
Republic of the Philippines	4.000%	1/15/21	3,475	3,645
Republic of the Philippines	4.200%	1/21/24	1,400	1,521
Republic of the Philippines	9.500%	10/21/24	550	786
Republic of the Philippines	10.625%	3/16/25	425	642
Republic of the Philippines	5.500%	3/30/26	1,500	1,772
Republic of the Philippines	9.500%	2/2/30	825	1,304
Republic of the Philippines	7.750%	1/14/31	775	1,104
Republic of the Philippines	6.375%	1/15/32	800	1,040
Republic of the Philippines	6.375%	10/23/34	2,175	2,906
Republic of the Philippines	5.000%	1/13/37	400	472
Republic of the Philippines	3.950%	1/20/40	500	516
Republic of the Philippines	3.700%	3/1/41	2,834	2,816
Republic of the Philippines	3.700%	2/2/42	850	847
State of Israel	5.125%	3/26/19	500	518
State of Israel	4.000%	6/30/22	900	953
State of Israel	3.150%	6/30/23	1,100	1,127
State of Israel	2.875%	3/16/26	1,500	1,497
State of Israel	4.500%	1/30/43	900	985
Statoil ASA	2.250%	11/8/19	1,000	1,000
Statoil ASA	2.900%	11/8/20	150	152
Statoil ASA	2.750%	11/10/21	1,100	1,111
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	2.450%	1/17/23	400	397
Statoil ASA	2.650%	1/15/24	4,300	4,278
Statoil ASA	3.250%	11/10/24	550	564
Statoil ASA	5.100%	8/17/40	300	363
Statoil ASA	4.250%	11/23/41	325	350
Statoil ASA	3.950%	5/15/43	175	183
Statoil ASA	4.800%	11/8/43	600	704
Svensk Exportkredit AB	1.250%	4/12/19	1,000	990
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,546
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,377
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,089
Svensk Exportkredit AB	1.875%	6/23/20	600	595
Svensk Exportkredit AB	1.750%	3/10/21	800	787
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,740
United Mexican States	3.500%	1/21/21	290	300
United Mexican States	3.625%	3/15/22	8,955	9,287
United Mexican States	4.000%	10/2/23	4,824	5,052
United Mexican States	3.600%	1/30/25	2,425	2,455
United Mexican States	4.125%	1/21/26	800	835
United Mexican States	4.150%	3/28/27	2,500	2,596
United Mexican States	6.050%	1/11/40	4,245	5,001
United Mexican States	4.750%	3/8/44	3,992	4,031
United Mexican States	5.550%	1/21/45	300	339
United Mexican States	4.600%	1/23/46	1,100	1,087
United Mexican States	4.350%	1/15/47	1,650	1,581
United Mexican States	5.750%	10/12/10	4,292	4,531
Total Sovereign Bonds (Cost $708,279)	714,779
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	300	303
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	300	412
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	156

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	67
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,215
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	160	209
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	114
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	298
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	252
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,588
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	197
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,911
California Department of Water Resources Power
Supply Revenue	2.000%	5/1/22	1,000	977
California GO	6.200%	10/1/19	1,600	1,715
California GO	5.700%	11/1/21	1,000	1,115
California GO	2.367%	4/1/22	600	598
California GO	7.500%	4/1/34	2,270	3,361
California GO	7.550%	4/1/39	2,005	3,155
California GO	7.300%	10/1/39	850	1,268
California GO	7.350%	11/1/39	1,325	1,988
California GO	7.625%	3/1/40	1,000	1,564
California GO	7.600%	11/1/40	350	559
California State University Systemwide Revenue	3.899%	11/1/47	250	263
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	128
Chicago IL GO	7.045%	1/1/29	200	221
Chicago IL GO	7.375%	1/1/33	550	636
Chicago IL GO	7.781%	1/1/35	100	120
Chicago IL GO	6.314%	1/1/44	500	533
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	455
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	593
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	260
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	997
Chicago IL Water Revenue	6.742%	11/1/40	675	898
Clark County NV Airport System Revenue	6.881%	7/1/42	75	80
Clark County NV Airport System Revenue	6.820%	7/1/45	275	429
Connecticut GO	5.090%	10/1/30	575	638
Connecticut GO	5.850%	3/15/32	610	734
Cook County IL GO	6.229%	11/15/34	400	508
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	125
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	276
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	94
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,120	1,522
Dallas TX Independent School District GO	6.450%	2/15/35	150	167
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	1,081
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	250
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	500	500
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	1,900	1,925
George Washington University District of Columbia GO	3.485%	9/15/22	500	513
George Washington University District of Columbia GO	4.300%	9/15/44	400	433

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	610	782
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,150	1,449
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	185
Houston TX GO	6.290%	3/1/32	880	1,038
Illinois GO	5.877%	3/1/19	600	619
Illinois GO	4.950%	6/1/23	1,450	1,513
Illinois GO	5.100%	6/1/33	3,220	3,215
Illinois GO	6.630%	2/1/35	480	533
Illinois GO	6.725%	4/1/35	475	527
Illinois GO	7.350%	7/1/35	1,500	1,734
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	389
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	318
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	252
Los Angeles CA Community College District GO	6.750%	8/1/49	235	365
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	132
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	109
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	617
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	777
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,989
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	138
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	158
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	78
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	133
Massachusetts GO	4.200%	12/1/21	1,375	1,442
Massachusetts GO	5.456%	12/1/39	845	1,077
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	500	637
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	100	138
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	575	882
Mississippi GO	5.245%	11/1/34	50	60
Missouri Health & Educational Facilities Authority
Revenue (Washington University)	3.652%	8/15/57	350	356
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	121
18 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,795
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	460	528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,207
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	596
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	579
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,547
New York City NY GO	6.246%	6/1/35	100	109
New York City NY GO	5.517%	10/1/37	400	505
New York City NY GO	6.271%	12/1/37	700	945
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	137
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	541

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	140
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	106
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	132
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,089
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	300	377
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	191
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	791
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,896
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	129
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	119
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	367
New York University Hospitals Center Revenue	5.750%	7/1/43	375	488
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,065
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	212
Ohio State University General Receipts Revenue	3.798%	12/1/46	100	103
Ohio State University General Receipts Revenue	4.800%	6/1/11	665	747
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	115
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	225	290
Oregon GO	5.762%	6/1/23	453	498
Oregon GO	5.892%	6/1/27	375	451
19 Oregon School Boards Association GO	5.528%	6/30/28	125	144
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	250	280
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	491
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	159
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,049
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,208
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	420
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	661
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,241
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	450	548
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	342
President & Fellows of Harvard College Massachusetts
GO	3.150%	7/15/46	400	389
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,418
Princeton University New Jersey GO	5.700%	3/1/39	800	1,058
Regents of the University of California Revenue	3.063%	7/1/25	400	404
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	204
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	399
Sales Tax Securitization Corp.	3.587%	1/1/43	350	349
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	375	451
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	303
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	665
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	520
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,413
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	747

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Jose California Redevelopment Agency Successor
Agency Tax Allocation	3.375%	8/1/34	375	369
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	782
South Carolina Public Service Authority Revenue	2.388%	12/1/23	250	238
South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	645
Texas GO	5.517%	4/1/39	660	866
Texas Transportation Commission Revenue	5.178%	4/1/30	275	330
Texas Transportation Commission Revenue	4.631%	4/1/33	300	341
Texas Transportation Commission Revenue	4.681%	4/1/40	100	118
University of California Regents Medical Center
Revenue	6.548%	5/15/48	1,550	2,198
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	176
University of California Revenue	4.601%	5/15/31	500	556
University of California Revenue	6.270%	5/15/31	500	525
University of California Revenue	5.770%	5/15/43	410	536
University of California Revenue	5.946%	5/15/45	275	360
University of California Revenue	4.858%	5/15/12	330	368
University of California Revenue	4.767%	5/15/15	50	55
University of Southern California GO	5.250%	10/1/11	275	343
University of Texas Permanent University Fund
Revenue	3.376%	7/1/47	400	402
University of Texas Revenue	3.354%	8/15/47	200	201
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	75	80
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	150	186
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	100	120
University of Virginia Revenue	4.179%	9/1/17	250	261
Utah GO	4.554%	7/1/24	125	135
Utah GO	3.539%	7/1/25	50	52
Washington GO	5.140%	8/1/40	480	606
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,040
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	304
19 Wisconsin GO	5.700%	5/1/26	325	373
Total Taxable Municipal Bonds (Cost $94,280)	106,515
Temporary Cash Investments (1.8%)[1]
U.S. Government and Agency Obligations (0.0%)
United States Cash Management Bill	1.028%	1/2/18	5,000	5,000
United States Treasury Bill	1.087%	3/1/18	1,000	998
20 United States Treasury Bill	1.169%	3/22/18	4,000	3,988
				9,986

			Shares
Money Market Fund (1.8%)
21,22 Vanguard Market Liquidity Fund	1.458%		6,654,689	665,535
Total Temporary Cash Investments (Cost $675,490)	675,521
Total Investments (101.3%) (Cost $24,840,148)	37,576,317
Other Assets and Liabilities—Net (-1.3%)	(471,595)
Net Assets (100%)				37,104,722

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,909,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.3% and 1.6%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2017

3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $685,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5 U.S. government-guaranteed.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2017.
9 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
10 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $138,938,000, representing 0.4% of net assets.
13 Guaranteed by the Government of Canada.
14 Guaranteed by the Federal Republic of Germany.
15 Guaranteed by the Government of Japan.
16 Guaranteed by the Republic of Austria.
17 Guaranteed by the Republic of the Philippines.
18 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
20 Securities with a value of $3,240,000 have been segregated as initial margin for open futures contracts.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22 Includes $40,050,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020 022018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets–investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the

"Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 15, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.